UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-5954
The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104

(Address of principal executive offices) (Zip code)
Randall W. Merk
The Charles Schwab Family of Funds
101 Montgomery Street, San Francisco, California 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2007
Item 1: Report(s) to Shareholders.

Schwab Money Market Fundtm

Semiannual Report
June 30, 2007

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment plan.

In fact, research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bond, and cash equivalents, can be the most important factor in determining overall portfolio performance.

With a broad range of investment strategies and styles, Schwab Funds® provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles to develop your own asset allocation strategy. Or, if you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With some of the highest quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

Schwab Money Market Fund 1

From the President

Evelyn Dilsaver, President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I’m pleased to bring you the semiannual report for your Schwab money fund for the six-month period ended June 30, 2007. During the period, our money funds performed as designed, providing you with current income, stability of capital and convenient access to your money.

At this time, I’d like to take the opportunity to remind you that Schwab offers a range of money funds, including our purchased money funds, Schwab Value Advantage Investments®. These funds are designed for investors who have larger balances and don’t require frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include various taxable and tax-free investment strategies.

Further down the maturity spectrum, our ultrashort bond fund, Schwab YieldPlus Fund®, offers higher yield potential with higher risk than a money fund. And, because taxes are always a concern, Schwab also offers funds that can help you manage tax impact and your exposure to the alternative minimum tax (AMT)—the Schwab AMT Tax-Free Money Fund and the two Schwab Tax-Free YieldPlus Funds.

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investors should consider carefully information contained in the prospectus,

including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Please remember that with Schwab YieldPlus and Tax-Free YieldPlus Funds,

investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Bond funds are subject to increased loss of principal during periods of rising interest rates.

Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

2 Schwab Money Market Fund

The Investment Environment and the Fund

Linda Klingman (middle), managing director and portfolio manager, has overall responsibility for the management of the fund.

Mike Neitzke (right), managing director and portfolio manager, has day-to-day responsibility for management of the fund.

Michael Lin (left), portfolio manager, has day-to-day responsibility for management of the fund.

Although the U.S. economy grew at a sub-par pace during the report period, the markets remained resilient, aided by a continuation in relatively attractive equity valuations, stable earnings growth, and global liquidity. Strong employment data in June, coupled with an improved outlook on economic growth and tame inflation, suggested that the U.S. economy was healthy enough to diminish the possibility of a rate cut in the near future. However, several key issues continued to weigh on investors, namely, continued weakening of the housing market, rising energy prices, and uncertainty of the Federal Reserve (the Fed) in its outlook on the broader economy.

The U.S. economy had been slowing down, as GDP readings for the first quarter of 2007 came in at a mere 0.7% annually adjusted rate, as compared to 2.5% in the fourth quarter of 2006. As any growth rate below 3% is generally considered to be sub-par, the economy has underperformed for the fourth straight quarter. The recent reading is also at the lowest level since 2002, and reflected a number of factors, including a deceleration in exports, an increase in imports, and a decrease in government spending. Higher food and energy costs continue to be a concern, as they have the potential to weigh down on consumer spending. Furthermore, the housing market and sub-prime mortgage woes have the potential to dampen near term consumer spending.

The housing market remains a significant headwind for economic growth and continued to provide mixed signals with regards to a recovery. Existing home sales, which account for roughly 85% of the market, fell 0.3% to a seasonally adjusted annual rate of 5.99 million units in May, its lowest level since June 2003. Concurrently, new home sales declined by 1.6% to a seasonally adjusted annual rate of 915,000 units. According to the National Association of Realtors, buyer psychology has been the main factor behind sluggish home sales, in addition to tighter lending standards in the wake of subprime woes. Although a further decline in home prices may restore a sense of affordability, it also threatens to reduce equity values, an important source of wealth and leverage.

Commodity prices continue to pose a threat to economic growth as well. Although prices at the pump have slightly moderated, the national average remains above $3 a gallon, continuing to squeeze the pockets of many investors. Increasing global demand remains ever present, and will likely continue to put upward pressures on prices. Nevertheless, it is projected that global oil consumption will grow at a rate of 1.5 million barrels per day in 2007 and 1.6 million barrels per day in 2008, with half of the consumption growth stemming from China and the U.S., according to the Energy Information Administration. Though elevated commodity prices might have less upward pressure on inflation, their tax-like effect threatens to weigh down on spending and discretionary income.

In its June 2007 statement, the Fed noted that despite ongoing adjustments in the housing sector, the economy will likely maintain its course of expanding at a moderate pace. Given an upbeat employment picture, improvements in manufacturing, and continued strength in the stock market, the U.S. economy has the potential to grow near its long-term trend of 3%. In June, nonfarm payroll employment increased by 132,000, while unemployment remained unchanged at 4.5%. Bear in mind that employment conditions react with a lag to changes in monetary policy, and thus are not fully reflective of current conditions. The Fed still regarded the labor market as tight, thus noting that “the high level of resource utilization” could cause upward pressures on wages.

Schwab Money Market Fund 3

The Investment Environment and the Fund continued

Although readings of core inflation improved, the Fed’s predominant concern remains the risk that inflation will fail to moderate. Core Personal Consumption Expenditures (PCE), the Fed’s primary index used to monitor inflation, rose at an annualized rate of 2.3% in the first quarter of 2007, up from 1.8% in the fourth quarter of 2006. While their unofficial comfort zone for core inflation remains at 1% to 2%, performance of the economy in the near term could determine the outcome of inflationary pressures; if U.S. economic growth remains moderate, inflation will likely remain contained. However, if a recovery of economic growth ensues, upward pressures in wage inflation run the risk of pressuring inflationary expectations.

During the report period, the Fed maintained the Fed funds target rate at 5.25%. The June meeting marked the eighth straight meeting without a rate hike, following 17 consecutive meetings, during which the Fed raised the target rate from 1% to the current 5.25%. While the Fed indicated that they were predominantly concerned about inflation if it fails to moderate as expected, they also expressed concerns about the downside risks to growth from a slowing housing sector.

The money market curve was inverted for the first quarter of 2007, as investors anticipated the Fed would lower interest rates due to slow growth and moderate inflation. However, as job growth continued to be strong, business activity remained healthy, and the Fed indicated their primary concern was inflation, the money market curve shifted to a positive slope late in the second quarter. As the curve became positively sloped, we felt the longer end of the curve represented value and provided a good opportunity to add yield to the portfolio. To that end, we extended the fund and maintained a weighted average maturity (WAM) longer than other funds with similar investment objectives.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Money Market Fund

Performance and Fund Facts as of 6/30/07

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money Market Fundtm	Ticker Symbol: SWMXX

Seven-Day Yield[1]	4.64%

Seven-Day Yield—No Waiver[2]	4.63%

Seven-Day Effective Yield[1]	4.74%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Schwab Money Market Fundtm	Ticker Symbol: SWMXX

Weighted Average Maturity	57 days

Credit Quality of Holdings % of portfolio	100% Tier 1

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.
[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Money Market Fund 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2007 and held through June 30, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 1/1/07	at 6/30/07	1/1/07 - 6/30/07

Schwab Money Market Fundtm
Actual Return	0.72%	$1,000	$1,023.20	$3.61
Hypothetical 5% Return	0.72%	$1,000	$1,021.22	$3.61

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Money Market Fund

Schwab Money Market Fundtm

Financial Statements

Financial Highlights

	1/1/07-		1/1/06-	1/1/05-	1/1/04-	1/1/03-	1/1/02-
	6/30/07*		12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.02		0.04	0.03	0.01	0.01	0.01
Less distributions:
Distributions from net investment income	(0.02)		(0.04)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	2.32	[1]	4.40	2.56	0.68	0.50	1.23

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.72	[2]	0.74	0.74	0.75	0.75	0.75
Gross operating expenses	0.73	[2]	0.79	0.78	0.78	0.78	0.78
Net investment income	4.64	[2]	4.24	2.52	0.67	0.50	1.22
Net assets, end of period ($ x 1,000,000)	19,703		21,762	42,552	44,023	49,079	51,063

*	Unaudited.

[1]	Not annualized.
[2]	Annualized.

See financial notes 7

Schwab Money Market Fund

Portfolio Holdings as of June 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

79.3%		Fixed-Rate Obligations	15,612,183	15,612,183
17.7%		Variable-Rate Obligations	3,494,687	3,494,687
3.0%		Other Investments	596,021	596,021

100.0%		Total Investments	19,702,891	19,702,891
(0	.0)%	Other Assets and Liabilities		(109)

100.0%		Net Assets		19,702,782

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 79.3% of net assets

Bank Notes 1.1%

Bank of America, N.A.
5.31%, 08/29/07	214,000	214,000

Certificates of Deposit 26.8%

Abbey National Treasury Services PLC
5.27%, 08/09/07 (a)	13,000	13,000
5.35%, 10/24/07 (a)	92,000	92,000
ABN AMRO Bank N.V.
5.29%, 08/13/07	26,000	26,000
5.30%, 10/31/07	126,000	126,000
5.34%, 11/29/07	154,000	154,000
Banco Bilbao Vizcaya Argentaria S.A.
5.29%, 07/17/07	49,000	49,000
5.31%, 08/08/07	50,000	50,000
5.34%, 03/17/08	63,000	63,032
Bank of Montreal
5.32%, 01/22/08	55,000	55,000
Barclays Bank PLC
5.31%, 07/12/07	191,000	191,000
5.30%, 10/24/07	27,000	27,000
5.33%, 02/29/08	236,000	236,000
Bayerische Hypo- und Vereinsbank AG
5.31%, 08/03/07	45,000	45,000
Bayerische Landesbank
5.29%, 07/11/07	50,000	50,000
BNP Paribas
5.34%, 07/25/07	199,000	199,000
5.35%, 08/08/07	50,000	50,000
5.30%, 10/23/07	20,000	20,000
5.31%, 11/01/07	92,000	92,000
5.31%, 11/14/07	47,000	47,000
5.31%, 11/15/07	103,000	103,000
5.34%, 11/30/07	175,000	174,993
Calyon
5.27%, 08/09/07	67,000	67,000
5.31%, 01/31/08	150,000	150,000
Commerzbank AG
5.33%, 10/03/07	9,000	9,000
Credit Agricole S.A.
5.33%, 07/11/07	14,000	14,000
5.31%, 10/12/07	95,000	95,000
5.33%, 11/19/07	34,000	33,995
Credit Suisse
5.31%, 07/26/07	53,000	53,000
5.31%, 08/10/07	165,000	165,000
5.33%, 11/27/07	78,000	78,000
DePfa Bank PLC
5.31%, 08/03/07	10,000	10,000
Deutsche Bank AG
5.41%, 02/11/08	100,000	100,000
5.34%, 07/24/07	189,000	189,000
5.35%, 08/07/07	94,000	94,000
5.35%, 08/08/07	25,000	25,000
5.33%, 10/09/07	273,000	273,000
Dresdner Bank AG
5.31%, 07/19/07	105,000	105,000
First Tennessee Bank, N.A.
5.29%, 07/10/07	40,000	40,000
Fortis Bank
5.29%, 07/18/07	155,000	155,000
HBOS Treasury Services
5.30%, 07/02/07 (a)	37,000	37,000
5.31%, 11/13/07 (a)	65,000	65,000
5.30%, 02/13/08 (a)	58,000	58,000
ING Bank N.V.
5.32%, 08/02/07	133,000	133,000
5.34%, 08/21/07	56,000	56,000
Intesa Sanpaolo
5.30%, 09/24/07	32,000	32,000
5.33%, 11/26/07	137,000	137,000
Landesbank Baden-Wurttemberg
5.34%, 07/25/07	118,000	118,000
5.33%, 11/19/07	83,000	83,000
Landesbank Hessen-Thuringen Girozentrale
5.30%, 07/27/07	18,000	18,000
Mitsubishi UFJ Trust & Banking Corp.
5.34%, 09/06/07	40,000	40,000
5.37%, 09/25/07	50,000	50,000
5.32%, 10/31/07	20,000	20,000
Rabobank Nederland
5.29%, 09/12/07	26,000	25,998
Societe Generale
5.30%, 08/03/07	8,000	8,000
5.30%, 10/23/07	59,000	59,000
5.33%, 02/25/08	154,000	154,000

8 See financial notes

Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.39%, 03/12/08	31,000	31,000
5.37%, 03/26/08	18,000	18,000
Sumitomo Trust & Banking Co.
5.35%, 08/20/07	91,000	91,000
Toronto Dominion Bank
5.30%, 10/12/07	32,000	32,000
5.34%, 03/28/08	85,000	85,000
Unicredito Italiano S.p.A.
5.31%, 07/11/07	113,000	112,998
5.34%, 10/02/07	46,000	46,000
5.35%, 12/27/07	18,000	18,000
Union Bank of California
5.33%, 08/17/07	39,000	39,000
Washington Mutual Bank
5.33%, 07/18/07	94,000	94,000
5.33%, 08/16/07	62,000	62,000
5.30%, 10/19/07	9,000	9,000
Wilmington Trust Co.
5.31%, 10/05/07	20,000	19,999

		5,271,015

Commercial Paper & Other Corporate Obligations 51.4%

Alliance & Leicester PLC
5.31%, 07/16/07 (c)	100,000	99,782
Allied Irish Banks North America, Inc.
5.30%, 10/24/07 (a)	29,000	28,521
Alpine Securitization Corp.
5.31%, 07/20/07 (a)(b)(c)	100,000	99,721
Amstel Funding Corp.
5.31%, 07/18/07 (b)(c)	20,000	19,950
5.32%, 08/15/07 (b)(c)	7,000	6,954
5.31%, 10/29/07 (b)(c)	80,077	78,697
Amsterdam Funding Corp.
5.30%, 07/09/07 (a)(b)(c)	37,000	36,957
5.30%, 07/11/07 (a)(b)(c)	37,000	36,946
Anglo Irish Bank Corp., PLC
5.31%, 08/03/07 (c)	10,000	9,952
Aquinas Funding, L.L.C.
5.35%, 07/23/07 (a)(b)(c)	18,543	18,484
5.33%, 08/30/07 (a)(b)(c)	39,000	38,657
5.36%, 12/19/07 (a)(b)(c)	7,000	6,826
5.36%, 12/20/07 (a)(b)(c)	25,685	25,044
Atlantic Asset Securitization, L.L.C.
5.31%, 07/09/07 (a)(b)(c)	72,000	71,916
5.29%, 07/13/07 (a)(b)(c)	80,368	80,227
5.31%, 07/20/07 (a)(b)(c)	25,511	25,440
5.31%, 07/30/07 (a)(b)(c)	33,000	32,860
Atlantis One Funding Corp.
5.32%, 07/05/07 (b)(c)	32,000	31,982
5.35%, 07/23/07 (b)(c)	37,295	37,176
5.35%, 08/09/07 (b)(c)	75,000	74,577
5.35%, 08/14/07 (b)(c)	13,000	12,917
5.33%, 08/20/07 (b)(c)	3,000	2,978
5.34%, 09/24/07 (b)(c)	120,000	118,534
5.33%, 09/27/07 (b)(c)	47,000	46,396
5.37%, 02/14/08 (b)(c)	37,000	35,786
5.33%, 02/15/08 (b)(c)	64,000	61,913
Bank of America Corp.
5.31%, 07/06/07	109,000	108,922
5.30%, 08/20/07	92,000	91,335
5.31%, 08/31/07	18,000	17,840
5.31%, 09/04/07	41,000	40,612
5.32%, 09/13/07	214,000	211,693
5.29%, 09/21/07	148,000	146,266
5.33%, 09/27/07	75,000	74,036
Bank of Ireland
5.34%, 07/19/07 (c)	148,000	147,620
Barclays US Funding Corp.
5.33%, 08/17/07 (a)	149,000	147,991
Bear Stearns Companies., Inc.
5.35%, 08/03/07	42,000	41,799
Beta Finance, Inc.
5.34%, 07/23/07 (b)(c)	49,000	48,844
5.32%, 09/13/07 (b)(c)	13,500	13,354
Cancara Asset Securitization, L.L.C.
5.31%, 07/17/07 (a)(b)(c)	50,000	49,884
CC (USA), Inc.
5.31%, 07/02/07 (b)(c)	29,000	28,996
5.33%, 09/14/07 (b)(c)	2,000	1,978
Citigroup Funding, Inc.
5.35%, 07/02/07 (a)	245,000	244,964
5.31%, 07/12/07 (a)	70,000	69,888
5.31%, 07/20/07 (a)	200,000	199,442
5.31%, 07/23/07 (a)	125,000	124,600
5.31%, 08/01/07 (a)	34,000	33,847
5.30%, 08/07/07 (a)	48,000	47,742
5.33%, 09/20/07 (a)	25,000	24,704
5.33%, 09/27/07 (a)	42,000	41,460
Clipper Receivables Co., L.L.C.
5.30%, 07/18/07 (a)(b)(c)	16,500	16,459
5.31%, 07/18/07 (a)(b)(c)	50,000	49,875
5.31%, 07/26/07 (a)(b)(c)	9,000	8,967
Cobbler Funding, L.L.C.
5.34%, 07/16/07 (b)(c)	30,000	29,933
5.33%, 07/27/07 (b)(c)	22,697	22,611
5.35%, 09/28/07 (b)(c)	13,000	12,830
Dakota CP Notes of Citibank Credit Card Issuance Trust
5.31%, 07/03/07 (b)(c)	36,600	36,589
5.31%, 07/12/07 (b)(c)	180,000	179,712
5.31%, 07/13/07 (b)(c)	53,000	52,907
5.31%, 08/07/07 (b)(c)	14,000	13,925
5.32%, 09/11/07 (b)(c)	49,000	48,485
5.33%, 09/20/07 (b)(c)	50,000	49,408
DnB NOR Bank ASA
5.30%, 10/26/07	80,000	78,658
Dorada Finance, Inc.
5.30%, 08/06/07 (b)(c)	28,000	27,854
5.32%, 09/13/07 (b)(c)	36,000	35,611
Fairway Finance Co., L.L.C.
5.30%, 07/10/07 (a)(b)(c)	22,000	21,971
5.31%, 07/25/07 (a)(b)(c)	71,353	71,104
Falcon Asset Securitization Corp.
5.30%, 07/09/07 (a)(b)(c)	50,000	49,941
5.29%, 07/13/07 (a)(b)(c)	101,465	101,287
5.31%, 07/18/07 (a)(b)(c)	16,896	16,854
5.31%, 07/19/07 (a)(b)(c)	64,897	64,725
5.31%, 07/20/07 (a)(b)(c)	95,000	94,735
Five Finance, Inc.
5.33%, 08/17/07 (b)(c)	15,500	15,395
5.32%, 09/04/07 (b)(c)	32,500	32,192
5.33%, 09/27/07 (b)(c)	14,000	13,820
5.32%, 10/15/07 (b)(c)	28,000	27,573
5.31%, 11/01/07 (b)(c)	13,000	12,771
Fortis Funding, L.L.C.
5.31%, 08/03/07 (a)	45,000	44,784

See financial notes 9

Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Galaxy Funding, Inc.
5.31%, 08/08/07 (b)(c)	35,000	34,807
General Electric Capital Corp.
5.35%, 07/02/07	100,000	99,985
5.33%, 10/12/07	158,000	155,681
5.32%, 02/19/08	126,000	121,825
5.33%, 03/20/08	12,000	11,550
General Electric Capital Services
5.29%, 11/28/07	192,000	187,896
General Electric Co.
5.34%, 09/28/07	40,000	39,489
Grampian Funding, L.L.C.
5.34%, 08/06/07 (a)(b)(c)	16,000	15,917
5.31%, 10/26/07 (a)(b)(c)	25,000	24,580
5.36%, 12/18/07 (a)(b)(c)	57,000	55,596
HBOS Treasury Services PLC
5.31%, 08/28/07 (a)	35,000	34,704
HSBC U.S.A., Inc.
5.35%, 07/25/07	83,000	82,712
HSH Nordbank AG
5.30%, 10/26/07	79,000	77,675
ING (U. S.) Funding, L.L.C.
5.32%, 08/24/07 (a)	12,000	11,907
Irish Life & Permanent PLC
5.31%, 07/13/07 (c)	8,000	7,986
5.35%, 08/13/07 (c)	28,000	27,826
5.33%, 08/22/07 (c)	12,000	11,910
5.31%, 10/16/07 (c)	27,000	26,585
Jupiter Securitization Corp.
5.30%, 07/16/07 (a)(b)(c)	51,303	51,190
5.31%, 07/19/07 (a)(b)(c)	125,558	125,226
K2 (USA), L.L.C.
5.32%, 10/17/07 (b)(c)	61,000	60,053
5.30%, 10/25/07 (b)(c)	55,000	54,086
5.40%, 06/13/08 (b)(c)	23,000	23,000
Kitty Hawk Funding Corp.
5.31%, 07/17/07 (a)(b)(c)	248,000	247,417
Links Finance, L.L.C.
5.31%, 07/25/07 (b)(c)	16,000	15,944
5.33%, 08/28/07 (b)(c)	26,000	25,783
Mane Funding Corp.
5.31%, 07/17/07 (b)(c)	151,105	150,753
Merrill Lynch & Co., Inc.
5.31%, 11/09/07	100,000	98,122
Morgan Stanley
5.31%, 10/26/07	18,000	17,698
Nationwide Building Society U.S.
5.32%, 07/10/07	94,000	93,878
5.30%, 10/15/07	46,000	45,300
Natixis Commercial Paper Corp. (CNCE)
5.31%, 08/30/07 (a)	72,000	71,371
5.32%, 09/28/07 (a)	115,000	113,526
Nieuw Amsterdam Receivables Corp.
5.30%, 07/09/07 (a)(b)(c)	30,000	29,965
5.30%, 07/18/07 (a)(b)(c)	30,000	29,925
5.32%, 07/27/07 (a)(b)(c)	29,000	28,889
5.31%, 08/01/07 (a)(b)(c)	23,065	22,961
5.32%, 08/24/07 (a)(b)(c)	7,254	7,197
Northern Rock PLC
5.35%, 08/09/07	65,000	64,633
5.33%, 09/25/07	13,000	12,837
Park Avenue Receivables Co., L.L.C.
5.31%, 07/18/07 (a)(b)(c)	278,304	277,609
Picaros Funding, L.L.C.
5.31%, 07/06/07 (a)(b)(c)	52,000	51,963
5.33%, 09/12/07 (a)(b)(c)	56,500	55,897
5.31%, 10/30/07 (a)(b)(c)	20,000	19,652
Scaldis Capital Ltd.
5.31%, 07/16/07 (a)(b)(c)	29,000	28,936
Sedna Finance, Inc.
5.35%, 07/30/07 (b)(c)	4,000	3,983
5.35%, 08/06/07 (b)(c)	60,000	59,687
5.34%, 08/28/07 (b)(c)	20,000	19,833
5.41%, 06/13/08 (b)(c)	56,000	56,000
Sheffield Receivables Corp.
5.31%, 07/19/07 (a)(b)(c)	27,677	27,604
Sigma Finance, Inc.
5.33%, 07/02/07 (b)(c)	38,000	37,994
5.31%, 07/09/07 (b)(c)	49,000	48,944
5.30%, 08/06/07 (b)(c)	61,000	60,682
5.35%, 08/06/07 (b)(c)	10,000	9,948
5.33%, 11/30/07 (b)(c)	13,000	12,715
5.36%, 12/21/07 (b)(c)	21,000	20,473
5.40%, 03/12/08 (b)(c)	5,000	4,816
5.37%, 03/20/08 (b)(c)	24,000	23,096
Societe Generale North America, Inc.
5.34%, 08/08/07 (a)	106,000	105,418
Solitaire Funding, L.L.C.
5.30%, 07/06/07 (a)(b)(c)	97,000	96,930
5.31%, 07/12/07 (a)(b)(c)	163,000	162,739
5.30%, 07/16/07 (a)(b)(c)	25,000	24,945
Stadshypotek Delaware, Inc.
5.31%, 08/24/07 (a)(c)	50,000	49,607
Stanfield Victoria Funding
5.32%, 07/23/07 (b)(c)	32,000	31,897
Swedbank AB
5.31%, 09/05/07	175,000	173,319
Swedbank Mortgage AB
5.31%, 08/23/07	24,900	24,708
Thunder Bay Funding, L.L.C.
5.31%, 07/16/07 (a)(b)(c)	99,000	98,784
Ticonderoga Funding, L.L.C.
5.30%, 07/11/07 (a)(b)(c)	125,000	124,817
5.30%, 07/24/07 (a)(b)(c)	17,964	17,903
5.32%, 08/30/07 (a)(b)(c)	50,000	49,562
UBS Finance (Delaware), Inc.
5.30%, 07/02/07 (a)	15,000	14,998
5.35%, 07/02/07 (a)	75,000	74,989
5.31%, 07/03/07 (a)	50,000	49,986
5.32%, 07/13/07 (a)	14,000	13,976
5.33%, 07/16/07 (a)	68,000	67,853
5.34%, 08/02/07 (a)	206,000	205,048
5.35%, 08/10/07 (a)	131,200	130,441
5.35%, 08/13/07 (a)	43,000	42,733
5.33%, 08/14/07 (a)	57,700	57,334
5.31%, 08/15/07 (a)	7,000	6,955
Unicredito Italiano Bank (Ireland) PLC
5.30%, 07/05/07 (a)(c)	84,000	83,951
5.31%, 08/03/07 (a)(c)	11,000	10,947
5.30%, 08/28/07 (a)(c)	56,000	55,534
Variable Funding Capital Corp.
5.38%, 07/02/07 (a)(b)(c)	50,000	49,993
5.40%, 07/02/07 (a)(b)(c)	65,000	64,990
5.30%, 07/17/07 (a)(b)(c)	143,000	142,665
Westpac Banking Corp.
5.32%, 07/27/07 (c)	42,200	42,039

10 See financial notes

Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Westpac Trust Securities NZ Ltd.
5.30%, 10/18/07 (a)(c)	9,000	8,859
5.33%, 11/26/07 (a)(c)	47,000	45,997
5.33%, 11/26/07 (a)(c)	28,000	27,402
Whistlejacket Capital, L.L.C.
5.31%, 07/02/07 (b)(c)	26,940	26,936
5.31%, 07/23/07 (b)(c)	16,000	15,949
5.31%, 07/25/07 (b)(c)	14,264	14,214
5.31%, 07/30/07 (b)(c)	10,781	10,735
5.31%, 08/02/07 (b)(c)	20,063	19,970
5.32%, 08/28/07 (b)(c)	7,322	7,260
5.31%, 10/29/07 (b)(c)	18,795	18,471
5.42%, 06/16/08 (b)(c)	13,000	13,000
Windmill Funding Corp.
5.30%, 07/11/07 (a)(b)(c)	8,710	8,697
5.30%, 07/19/07 (a)(b)(c)	81,000	80,787
Yorktown Capital, L.L.C.
5.30%, 07/20/07 (a)(b)(c)	188,150	187,627

		10,127,168

Total Fixed-Rate Obligations (Cost $15,612,183)		15,612,183

Variable-Rate Obligations 17.7% of net assets

ABAG Financial Authority for Nonprofit Corps., California
5.32%, 07/05/07 (a)	17,735	17,735
ABN AMRO Bank N.V.
5.35%, 07/11/07	20,000	20,000
Albuquerque, New Mexico Airport Series B
5.40%, 07/05/07 (a)	14,800	14,800
Bank of Ireland
5.32%, 07/20/07 (c)	50,000	50,000
Bank of New York Co., Inc.
5.38%, 07/27/07 (c)	75,000	75,000
Canadian Imperial Bank of Commerce
5.40%, 07/13/07	100,000	100,000
5.32%, 07/23/07	65,000	65,000
5.36%, 07/30/07	140,000	140,000
CFM International, Inc.
5.41%, 07/02/07 (a)(c)	9,980	9,980
City of Santa Rosa, California
5.32%, 07/05/07 (a)	9,200	9,200
Commonwealth Bank of Australia
5.32%, 07/24/07 (c)	50,000	50,000
Cook County, IL
5.34%, 07/05/07 (a)	30,000	30,000
Deutsche Bank AG
5.40%, 07/06/07	75,000	75,002
5.38%, 07/23/07	75,000	75,000
General Electric Capital Corp.
5.45%, 07/09/07	175,000	175,000
5.45%, 07/17/07	75,000	75,000
Genworth Life & Annuity
5.38%, 07/01/07 (d)	50,000	50,000
5.40%, 07/01/07 (d)	100,000	100,000
J.P. Morgan Securities, Inc.
5.29%, 07/01/07 (c)	100,000	100,000
Liberty Lighthouse U.S. Capital Co., L.L.C.
5.32%, 08/15/07 (b)(c)	16,000	15,997
5.32%, 09/17/07 (b)(c)	65,000	64,993
Links Finance, L.L.C.
5.32%, 07/20/07 (b)(c)	50,000	50,005
LoanStar Assets Partners II, L.P.
5.36%, 07/05/07 (a)	45,000	45,000
Lowndes Corp., Georgia
5.44%, 07/05/07 (a)(c)	1,350	1,350
Merlot 2000 B
5.49%, 07/05/07 (a)(c)	32,630	32,630
Merlot 2001 A67
5.49%, 07/05/07 (a)(c)	5,360	5,360
Merlot 2001 A7
5.49%, 07/05/07 (a)(c)	15,470	15,470
Merrill Lynch & Co., Inc.
5.33%, 07/16/07	100,000	100,000
Met Life Insurance Co. of CT
5.34%, 07/27/07 (d)	100,000	100,000
Metropolitan Life Insurance Co.
5.36%, 07/02/07 (d)	100,000	100,000
Morgan Stanley
5.36%, 07/03/07	240,000	240,000
New Jersey Economic Development Authority
5.29%, 07/02/07 (a)	58,685	58,685
Nordea Bank AB
5.31%, 07/09/07 (c)	50,000	50,000
5.33%, 07/11/07 (c)	45,000	45,000
Royal Bank of Canada
5.37%, 07/10/07	60,000	60,000
Royal Bank of Scotland PLC
5.33%, 07/23/07 (c)	185,000	185,000
5.42%, 10/11/07	200,000	200,000
SE Christian Church, Jefferson County, Kentucky
5.32%, 07/05/07 (a)	6,765	6,765
Sisters of Mercy of the Americas Regional Community of Omaha, Nebraska
5.32%, 07/05/07 (a)	11,860	11,860
Societe Generale
5.31%, 07/02/07 (c)	60,000	60,000
The Goldman Sachs Group, Inc.
5.34%, 07/02/07 (d)	150,000	150,000
5.37%, 07/09/07 (c)(d)	225,000	225,000
Wachovia Asset Securitization Issuance, L.L.C.
5.31%, 07/25/07 (a)(b)(c)	23,847	23,847
Wells Fargo & Co.
5.38%, 07/02/07 (c)	75,000	75,000
5.33%, 07/16/07 (c)	165,000	165,004
Whistlejacket Capital, L.L.C.
5.28%, 07/23/07 (b)(c)	59,000	58,992
5.36%, 07/23/07 (b)(c)	100,000	100,014
5.32%, 08/17/07 (b)(c)	17,000	16,998

Total Variable-Rate Obligations (Cost $3,494,687)		3,494,687

See financial notes 11

Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

Other Investments 3.0% of net assets

Repurchase Agreements 3.0%

Bear Stearns & Co., Inc.
Tri-Party Repurchase Agreement dated 06/2907, due 07/02/07 at 5.40%, fully collateralized by U.S. Government Securities with a value of $204,003.	200,090	200,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement dated 06/2907, due 07/02/07 at 5.38%, fully collateralized by U.S. Government Securities with a value of $16,343.	16,029	16,021
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement issued 06/29/07, due 07/02/07 at 5.35%, fully collateralized by U.S. Government Securities with a value of $204,000.	200,089	200,000
UBS Financial Services, Inc.
Tri-Party Repurchase Agreement dated 06/29/07, due 07/02/07 at 5.37%, fully collateralized by U.S. Government Securities with a value of $183,602.	180,080	180,000

Total Other Investments (Cost $596,021)		596,021

End of Investments.

At 06/30/07, the tax basis cost of the fund’s investments was $19,702,891.

At 06/30/07, portfolio holdings included illiquid and/or restricted securities as follows:

Issuer
Rate, Acquisition Date	Face Amount	Cost/Value
Maturity Date	($ x 1,000)	($ x 1,000)

Genworth Life & Annuity
5.38%, 02/01/07, 07/01/07	50,000	50,000
5.40%, 06/01/07, 07/01/07	100,000	100,000

		150,000
Met Life Insurance Co. of CT
5.34%, 10/27/06, 07/27/07	100,000	100,000
Metropolitan Life Insurance Co.
5.36%, 02/01/07, 07/02/07	100,000	100,000
The Goldman Sachs Group, Inc.
5.34%, 03/02/07, 07/02/07	150,000	150,000
5.37%, 08/09/06, 07/09/07	225,000	225,000

		375,000

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,475,156 or 37.9% of net assets.
(d)	Illiquid and/or restricted security.

12 See financial notes

Schwab Money Market Fund

Statement of
Assets and Liabilities
As of June 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$19,702,891
Receivables:
Investments sold		3,613
Interest	+	82,285

Total assets		19,788,789

Liabilities
Payables:
Investments bought		46,000
Investment adviser and administrator fees		487
Transfer agent and shareholder services fees		646
Distributions to shareholders		37,851
Accrued expenses	+	1,023

Total liabilities		86,007

Net Assets
Total assets		19,788,789
Total liabilities	−	86,007

Net assets		$19,702,782
Net Assets by Source
Capital received from investors		19,702,281
Net realized capital gains		501

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$19,702,782		19,702,840		$1.00

See financial notes 13

Schwab Money Market Fund

Statement of
Operations
For January 1, 2007 through June 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Interest		$550,125

Net Realized Gains and Losses
Net realized gains on investments		545

Expenses
Investment adviser and administrator fees		31,827
Transfer agent and shareholder service fees		41,056
Shareholder reports		1,195
Custodian fees		424
Portfolio accounting fees		261
Registration fees		192
Professional fees		52
Trustees’ fees		35
Overdraft expense		2
Other expenses	+	153

Total expenses		75,197
Expense reduction by adviser and Schwab	−	857
Custody credits	−	4

Net expenses		74,336

Increase in Net Assets from Operations
Total investment income		550,125
Net expenses	−	74,336

Net investment income		475,789
Net realized gains	+	545

Increase in net assets from operations		$476,334

14 See financial notes

Schwab Money Market Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		1/1/07-6/30/07	1/1/06-12/31/06
Net investment income		$475,789	$1,341,222
Net realized gains	+	545	5

Increase in net assets from operations		476,334	1,341,227

Distributions to Shareholders
Distributions from net investment income		475,789	1,341,222

Transactions in Fund Shares*
Shares sold		28,773,521	103,610,347
Shares reinvested		419,017	1,283,663
Shares redeemed	+	(31,252,205)	(125,684,521)

Net transactions in fund shares		(2,059,667)	(20,790,511)

Net Assets
Beginning of period		21,761,904	42,552,410
Total decrease	+	(2,059,122)	(20,790,506)

End of period		$19,702,782	$21,761,904

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 15

Schwab Money Market Fund

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Money Market Fund is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts Municipal Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves

Schwab Money Market Fund offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio at amortized cost, which approximates market value.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund’s custodian (or, in the case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

16

Schwab Money Market Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund within the trust are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the statement of operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2007, management reviewed the tax positions for open tax years (December 31, 2003 through December 31, 2006), has evaluated the implication of FIN 48 and determined that there is no impact to the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

 17

Schwab Money Market Fund

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions:

(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
Over $1 billion	0.32%
Over $10 billion	0.30%
Over $20 billion	0.27%
Over $40 billion	0.25%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Transfer Agent Fees	Shareholder Service Fees

0.20%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.73% for so long as CSIM serves as the adviser to the fund.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of June 30, 2007, the fund’s total security transactions with other Schwab Funds were $450,000.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the fund’s Statement of Operations.

4. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which it belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit for the fund during the period.

18

Schwab Money Market Fund

Financial Notes, unaudited (continued)

5.	Federal Income Taxes:

(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2006, the fund had a capital loss carry forward of $44 expiring in 2007.

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2006, the fund had no deferred realized capital losses and the capital losses utilized to offset capital gains were $5.

 19

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Money Market Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2007, and June 5, 2007, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 5, 2007. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating

20

the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, (iii)  reductions of administrative “sweep” fees paid to Schwab in connection with money market fund shares that are used for automatic investment of cash held in customer brokerage accounts, and (iv) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

 21

Trustees and Officers

The tables below give information as of June 30, 2007, about the trustees and officers for The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of June 30, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	61	None.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	61	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

22

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served )	Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officers and Director, Schwab Holdings Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None

Randall W. Merk[2] 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co. Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Management and Director, American Century Companies, Inc.	72	None.

 23

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & co., Inc.; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, President Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; President Mutual Fund Division, UST Advisors, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc. Excelsior tax-Exempt Funds, Inc. and Excelsior Funds Trust, Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co. Inc., Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

24

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 25

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

26

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 27

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13602-11

Schwab Retirement Advantage Money Fundtm
Schwab Investor Money Fundtm

Semiannual Report
June 30, 2007

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment plan.

In fact, research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bond, and cash equivalents, can be the most important factor in determining overall portfolio performance.

With a broad range of investment strategies and styles, Schwab Funds® provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles to develop your own asset allocation strategy. Or, if you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With some of the highest quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 1

From the President

Evelyn Dilsaver, President and CEO of Charles Schwab Investment Management, Inc. and of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I’m pleased to bring you the semiannual report for your Schwab money fund for the six-month period ended June 30, 2007. During the period, our money funds performed as designed, providing you with current income, stability of capital and convenient access to your money.

At this time, I’d like to take the opportunity to remind you that Schwab offers a range of money funds, including our purchased money funds, Schwab Value Advantage Investments®. These funds are designed for investors who have larger balances and don’t require frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include various taxable and tax-free investment strategies.

Further down the maturity spectrum, our ultrashort bond fund, Schwab YieldPlus Fund®, offers higher yield potential with higher risk than a money fund. And, because taxes are always a concern, Schwab also offers funds that can help you manage tax impact and your exposure to the alternative minimum tax (AMT)—the Schwab AMT Tax-Free Money Fund and the two Schwab Tax-Free YieldPlus Funds.

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investors should consider carefully information contained in the prospectus,

including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Please remember that with Schwab YieldPlus and Tax-Free YieldPlus Funds,

investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Bond funds are subject to increased loss of principal during periods of rising interest rates.

Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

2 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

The Investment Environment and the Funds

Linda Klingman (middle), managing director and portfolio manager, has overall responsibility for the management of the funds.

Mike Neitzke (right), managing director and portfolio manager, has day-to-day responsibility for management of the funds.

Michael Lin (left), portfolio manager, has day-to-day responsibility for management of the funds.

Although the U.S. economy grew at a sub-par pace during the report period, the markets remained resilient, aided by a continuation in relatively attractive equity valuations, stable earnings growth, and global liquidity. Strong employment data in June, coupled with an improved outlook on economic growth and tame inflation, suggested that the U.S. economy was healthy enough to diminish the possibility of a rate cut in the near future. However, several key issues continued to weigh on investors, namely, continued weakening of the housing market, rising energy prices, and uncertainty of the Federal Reserve (the Fed) in its outlook on the broader economy.

The U.S. economy had been slowing down, as GDP readings for the first quarter of 2007 came in at a mere 0.7% annually adjusted rate, as compared to 2.5% in the fourth quarter of 2006. As any growth rate below 3% is generally considered to be sub-par, the economy has underperformed for the fourth straight quarter. The recent reading is also at the lowest level since 2002, and reflected a number of factors, including a deceleration in exports, an increase in imports, and a decrease in government spending. Higher food and energy costs continue to be a concern, as they have the potential to weigh down on consumer spending. Furthermore, the housing market and sub-prime mortgage woes have the potential to dampen near term consumer spending.

The housing market remains a significant headwind for economic growth and continued to provide mixed signals with regards to a recovery. Existing home sales, which account for roughly 85% of the market, fell 0.3% to a seasonally adjusted annual rate of 5.99 million units in May, its lowest level since June 2003. Concurrently, new home sales declined by 1.6% to a seasonally adjusted annual rate of 915,000 units. According to the National Association of Realtors, buyer psychology has been the main factor behind sluggish home sales, in addition to tighter lending standards in the wake of subprime woes. Although a further decline in home prices may restore a sense of affordability, it also threatens to reduce equity values, an important source of wealth and leverage.

Commodity prices continue to pose a threat to economic growth as well. Although prices at the pump have slightly moderated, the national average remains above $3 a gallon, continuing to squeeze the pockets of many investors. Increasing global demand remains ever present, and will likely continue to put upward pressures on prices. Nevertheless, it is projected that global oil consumption will grow at a rate of 1.5 million barrels per day in 2007 and 1.6 million barrels per day in 2008, with half of the consumption growth stemming from China and the U.S., according to the Energy Information Administration. Though elevated commodity prices might have less upward pressure on inflation, their tax-like effect threatens to weigh down on spending and discretionary income.

In its June 2007 statement, the Fed noted that despite ongoing adjustments in the housing sector, the economy will likely maintain its course of expanding at a moderate pace. Given an upbeat employment picture, improvements in manufacturing, and continued strength in the stock market, the U.S. economy has the potential to grow near its long-term trend of 3%. In June, nonfarm payroll employment increased by 132,000, while unemployment remained unchanged at 4.5%. Bear in mind that employment conditions react with a lag to changes in monetary policy, and thus are not fully reflective of current conditions. The Fed still regarded the labor market as tight, thus noting that “the high level of resource utilization” could cause upward pressures on wages.

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 3

The Investment Environment and the Funds continued

Although readings of core inflation improved, the Fed’s predominant concern remains the risk that inflation will fail to moderate. Core Personal Consumption Expenditures (PCE), the Fed’s primary index used to monitor inflation, rose at an annualized rate of 2.3% in the first quarter of 2007, up from 1.8% in the fourth quarter of 2006. While their unofficial comfort zone for core inflation remains at 1% to 2%, performance of the economy in the near term could determine the outcome of inflationary pressures; if U.S. economic growth remains moderate, inflation will likely remain contained. However, if a recovery of economic growth ensues, upward pressures in wage inflation run the risk of pressuring inflationary expectations.

During the report period, the Fed maintained the Fed funds target rate at 5.25%. The June meeting marked the eighth straight meeting without a rate hike, following 17 consecutive meetings, during which the Fed raised the target rate from 1% to the current 5.25%. While the Fed indicated that they were predominantly concerned about inflation if it fails to moderate as expected, they also expressed concerns about the downside risks to growth from a slowing housing sector.

The money market curve was inverted for the first quarter of 2007, as investors anticipated the Fed would lower interest rates due to slow growth and moderate inflation. However, as job growth continued to be strong, business activity remained healthy, and the Fed indicated their primary concern was inflation, the money market curve shifted to a positive slope late in the second quarter. As the curve became positively sloped, we felt the longer end of the curve represented value and provided a good opportunity to add yield to the portfolios. To that end, we extended the funds and maintained a weighted average maturity (WAM) longer than other funds with similar investment objectives.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Performance and Fund Facts as of 6/30/07

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Retirement
	Advantage	Investor
	Money Fund	Money Fund

Ticker Symbol	SWIXX	SWRXX

Seven-Day Yield[1]	4.87%	4.74%

Seven-Day Yield—No Waiver[2]	4.74%	n/a

Seven-Day Effective Yield[1]	4.99%	4.85%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Retirement
	Advantage	Investor
	Money Fund	Money Fund

Weighted Average Maturity	57 days	57 days

Credit Quality of Holdings % of portfolio	100% Tier 1	100% Tier 1

Minimum Initial Investment[3]	$25,000	$1 Retirement Plan Participants
$2500 Other Investors

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.
[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[3]	Please see prospectus for further detail and eligibility requirements.

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2007 and held through June 30, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 1/1/07	at 6/30/07	1/1/07 - 6/30/07

Schwab Retirement Advantage Money Fundtm
Actual Return	0.48%	$1,000	$1,024.40	$2.41
Hypothetical 5% Return	0.48%	$1,000	$1,022.41	$2.41

Schwab Investor Money Fundtm
Actual Return	0.62%	$1,000	$1,023.70	$3.11
Hypothetical 5% Return	0.62%	$1,000	$1,021.72	$3.11

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Schwab Retirement Advantage Money Fund tm

Financial Statements

Financial Highlights

	1/1/07-		1/1/06-	1/1/05-	1/1/04-	1/1/03-	1/1/02-
	6/30/07*		12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.02		0.05	0.03	0.01	0.01	0.01

Less distributions:
Distributions from net investment income	(0.02)		(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	2.44	[1]	4.67	2.81	0.95	0.74	1.48

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.48	[2,3]	0.49	0.49	0.49	0.50	0.50
Gross operating expenses	0.62	[2]	0.64	0.63	0.63	0.63	0.63
Net investment income	4.87	[2]	4.59	2.75	0.94	0.75	1.46
Net assets, end of period ($ x 1,000,000)	793		802	571	680	766	907

*	Unaudited.

[1]	Not annualized.
[2]	Annualized.
[3]	The ratio of net operating expenses would have been 0.49% if custody credits had not been included.

See financial notes 7

Schwab Retirement Advantage Money Fund

Portfolio Holdings as of June 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

75.0%	Fixed-Rate Obligations	594,506	594,506
16.7%	Variable-Rate Obligations	132,789	132,789
6.3%	Other Investments	49,821	49,821

98.0%	Total Investments	777,116	777,116
2.0%	Other Assets and Liabilities		16,133

100.0%	Net Assets		793,249

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 75.0% of net assets

Bank Notes 2.0%

Bank of America, N.A.
5.31%, 08/27/07	2,000	2,000
5.31%, 08/29/07	7,000	7,000
5.31%, 10/17/07	5,000	5,000
5.30%, 11/14/07	2,000	2,000

		16,000

Certificates of Deposit 21.1%

Abbey National Treasury Services PLC
5.29%, 07/13/07 (a)	3,000	3,000
ABN AMRO Bank N.V.
5.30%, 12/11/07	9,000	9,000
Alliance & Leicester PLC
5.34%, 03/04/08	2,000	2,000
Allied Irish Banks PLC
5.33%, 09/26/07	2,000	2,000
Banco Bilbao Vizcaya Argentaria S.A.
5.29%, 07/17/07	5,000	5,000
5.37%, 03/11/08	6,000	6,000
Barclays Bank PLC
5.30%, 07/06/07	6,000	6,000
5.30%, 10/24/07	1,000	1,000
5.33%, 02/29/08	7,000	7,000
Bayerische Hypo-und Vereinsbank AG
5.31%, 08/22/07	1,000	1,000
BNP Paribas
5.31%, 11/14/07	3,000	3,000
Canadian Imperial Bank of Commerce
5.32%, 07/12/07	2,000	2,000
Credit Agricole S.A.
5.33%, 07/11/07	1,000	1,000
5.31%, 10/12/07	6,000	6,000
5.31%, 10/25/07	4,000	4,000
Credit Suisse
5.33%, 07/11/07	8,000	8,000
5.31%, 11/07/07	6,000	6,000
5.37%, 03/20/08	1,000	1,000
DePfa Bank PLC
5.37%, 02/20/08	3,000	3,000
Deutsche Bank AG
5.31%, 07/09/07	5,000	5,000
5.35%, 08/07/07	3,000	3,000
5.30%, 10/10/07	3,000	3,000
5.32%, 11/19/07	5,000	4,999
5.41%, 02/11/08	6,000	6,000
Fortis Bank
5.29%, 07/18/07	4,000	4,000
HBOS Treasury Services PLC
5.33%, 08/20/07 (a)	3,000	3,000
5.30%, 02/13/08 (a)	2,000	2,000
ING Bank N.V.
5.32%, 08/02/07	3,000	3,000
Intesa Sanpaolo
5.30%, 09/24/07	14,000	14,000
Mitsubishi UFJ Trust & Banking Corp.
5.33%, 08/10/07	6,000	6,000
5.34%, 09/27/07	1,000	1,000
5.32%, 02/14/08	4,000	4,000
Mizuho Corporate Bank Ltd.
5.33%, 08/21/07	3,000	3,000
Skandinaviska Enskilda Banken AB
5.31%, 07/06/07	3,000	3,000
Societe Generale
5.30%, 10/23/07	3,000	3,000
Toronto Dominion Bank
5.31%, 07/09/07	9,000	9,000
5.32%, 07/10/07	1,000	1,000
5.37%, 02/21/08	1,000	1,000
Unicredito Italiano S.p.A.
5.35%, 08/13/07	2,000	2,000
5.31%, 11/13/07	2,000	2,000
5.35%, 12/27/07	1,000	1,000
Washington Mutual Bank
5.30%, 10/19/07	3,000	3,000
Wilmington Trust Co.
5.31%, 07/05/07	3,000	3,000
5.31%, 10/05/07	1,000	1,000

		166,999

Commercial Paper & Other Corporate Obligations 51.9%

Alliance & Leicester PLC
5.32%, 09/11/07 (c)	3,000	2,968
Allied Irish Banks North America, Inc.
5.34%, 08/09/07 (a)	2,000	1,989

8 See financial notes

Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Amstel Funding Corp.
5.31%, 08/02/07 (b)(c)	4,121	4,102
Aquinas Funding, L.L.C.
5.33%, 07/06/07 (a)(b)(c)	2,000	1,999
5.33%, 09/14/07 (a)(b)(c)	1,500	1,484
Atlantic Asset Securitization, L.L.C.
5.30%, 07/05/07 (a)(b)(c)	3,581	3,579
5.31%, 07/23/07 (a)(b)(c)	1,000	997
Atlantis One Funding Corp.
5.32%, 07/05/07 (b)(c)	2,000	1,999
5.30%, 07/20/07 (b)(c)	6,000	5,984
5.35%, 08/09/07 (b)(c)	1,000	994
5.33%, 08/20/07 (b)(c)	2,000	1,986
5.30%, 10/19/07 (b)(c)	1,000	984
5.31%, 11/19/07 (b)(c)	4,000	3,919
Bank of America Corp.
5.31%, 08/31/07	4,000	3,964
5.32%, 09/13/07	6,000	5,935
5.33%, 09/27/07	6,000	5,923
5.30%, 02/01/08	10,000	9,695
Bank of Ireland
5.34%, 08/06/07 (c)	1,000	995
Bear Stearns Companies, Inc.
5.30%, 07/12/07	2,000	1,997
5.35%, 08/03/07	6,000	5,971
Beethoven Funding Corp.
5.32%, 07/25/07 (a)(b)(c)	5,000	4,982
Cancara Asset Securitisation, L.L.C.
5.31%, 07/17/07 (a)(b)(c)	3,000	2,993
5.33%, 07/17/07 (a)(b)(c)	6,000	5,986
5.30%, 11/16/07 (a)(b)(c)	1,000	980
CC (USA), Inc.
5.24%, 07/02/07 (b)(c)	3,000	3,000
Citigroup Funding, Inc.
5.31%, 07/12/07 (a)	7,000	6,989
5.31%, 07/17/07 (a)	15,000	14,965
5.31%, 07/24/07 (a)	7,000	6,977
5.33%, 09/19/07 (a)	1,000	988
5.32%, 11/14/07 (a)	1,000	980
Cobbler Funding, L.L.C.
5.34%, 07/16/07 (b)(c)	2,390	2,385
5.32%, 07/25/07 (b)(c)	1,000	996
Concord Minutemen Capital Co., Class C
5.30%, 07/03/07 (a)(b)(c)	5,000	4,999
Concord Minutemen Capital Co., Series A
5.30%, 07/09/07 (a)(b)(c)	2,000	1,998
5.31%, 07/09/07 (a)(b)(c)	7,000	6,992
Crown Point Capital Co., L.L.C.
5.31%, 07/16/07 (a)(b)(c)	5,000	4,989
5.31%, 07/25/07 (a)(b)(c)	5,000	4,983
5.31%, 08/07/07 (a)(b)(c)	2,000	1,989
Dakota CP Notes of Citibank Credit Card Issuance Trust
5.31%, 07/02/07 (b)(c)	1,000	1,000
5.31%, 08/23/07 (b)(c)	9,000	8,931
5.32%, 09/07/07 (b)(c)	3,000	2,970
5.33%, 09/13/07 (b)(c)	2,000	1,978
Danske Corp.
5.30%, 02/22/08 (a)(c)	12,000	11,600
DnB NOR Bank ASA
5.32%, 10/12/07	7,000	6,896
Edison Asset Securitization Corp., L.L.C.
5.30%, 07/03/07 (a)(b)(c)	1,023	1,023
Fairway Finance Co., L.L.C.
5.30%, 07/10/07 (a)(b)(c)	1,000	999
5.31%, 08/20/07 (a)(b)(c)	1,000	993
Falcon Asset Securitization Corp.
5.32%, 07/24/07 (a)(b)(c)	7,380	7,355
5.33%, 07/26/07 (a)(b)(c)	6,000	5,978
Five Finance, Inc.
5.31%, 07/06/07 (b)(c)	1,932	1,931
Fortis Funding, L.L.C.
5.30%, 07/09/07 (a)(c)	1,000	999
Galaxy Funding, Inc.
5.33%, 09/18/07 (b)(c)	2,000	1,977
Gemini Securitization Corp., L.L.C.
5.31%, 08/20/07 (a)(b)(c)	3,000	2,978
5.33%, 09/10/07 (a)(b)(c)	1,000	990
5.33%, 09/17/07 (a)(b)(c)	1,000	989
General Electric Capital Corp.
5.32%, 02/19/08	3,000	2,901
5.38%, 03/04/08	5,500	5,305
5.33%, 03/20/08	3,000	2,888
General Electric Capital Services
5.31%, 07/05/07	5,000	4,997
Grampian Funding, L.L.C.
5.34%, 08/06/07 (a)(b)(c)	3,000	2,984
5.36%, 12/18/07 (a)(b)(c)	5,000	4,877
HBOS Treasury Services PLC
5.31%, 08/28/07 (a)	1,000	992
ING (US) Funding, L.L.C.
5.31%, 07/12/07 (a)	7,000	6,989
5.32%, 08/24/07 (a)	3,000	2,977
Intesa Funding, L.L.C.
5.31%, 10/16/07 (a)	3,000	2,954
Irish Life & Permanent PLC
5.34%, 09/24/07 (c)	2,000	1,975
5.28%, 09/26/07 (c)	2,000	1,975
K2 (USA), L.L.C.
5.31%, 07/23/07 (b)(c)	3,000	2,990
5.40%, 06/13/08 (b)(c)	1,000	1,000
KBC Financial Products International, Ltd.
5.31%, 08/06/07 (a)(c)	3,000	2,984
Kitty Hawk Funding Corp.
5.34%, 08/01/07 (a)(b)(c)	2,000	1,991
Mane Funding Corp.
5.33%, 09/21/07 (b)(c)	2,000	1,976
Morgan Stanley
5.35%, 07/27/07	2,000	1,992
Nationwide Building Society
5.32%, 07/10/07	1,000	999
Nieuw Amsterdam Receivables Corp.
5.32%, 08/24/07 (a)(b)(c)	4,000	3,968
Northern Rock PLC
5.35%, 08/09/07	2,000	1,989
5.33%, 09/25/07	1,000	987
Park Avenue Receivables Co., L.L.C.
5.34%, 07/25/07 (a)(b)(c)	2,000	1,993
Picaros Funding, L.L.C.
5.32%, 07/06/07 (a)(b)(c)	3,000	2,998
5.33%, 09/12/07 (a)(b)(c)	1,500	1,484
Scaldis Capital Ltd.
5.33%, 08/17/07 (a)(b)(c)	5,326	5,289
5.30%, 10/15/07 (a)(b)(c)	3,223	3,174
Sedna Finance, Inc.
5.35%, 07/30/07 (b)(c)	1,000	996

See financial notes 9

Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.32%, 10/11/07 (b)(c)	2,000	1,971
Sheffield Receivables Corp.
5.29%, 07/03/07 (a)(b)(c)	1,000	1,000
5.31%, 07/19/07 (a)(b)(c)	4,000	3,989
Sigma Finance, Inc.
5.36%, 12/21/07 (b)(c)	1,500	1,462
5.37%, 03/20/08 (b)(c)	4,000	3,849
Societe Generale North America, Inc.
5.32%, 07/12/07 (a)	2,000	1,997
5.33%, 09/17/07 (a)	3,100	3,065
5.35%, 10/01/07 (a)	2,500	2,466
Solitaire Funding, L.L.C.
5.31%, 08/13/07 (a)(b)(c)	6,000	5,962
5.33%, 09/21/07 (a)(b)(c)	1,500	1,482
Stadshypotek Delaware, Inc.
5.31%, 08/23/07 (a)(c)	4,000	3,969
Swebbank Mortgage AB
5.32%, 08/15/07	1,000	993
5.31%, 08/22/07	2,000	1,985
Swedbank AB
5.30%, 08/09/07	4,000	3,977
Thames Asset Global Securitisation No. 1, Inc.
5.33%, 08/15/07 (a)(b)(c)	1,000	993
Thunder Bay Funding, L.L.C.
5.31%, 07/16/07 (a)(b)(c)	6,000	5,987
Ticonderoga Funding, L.L.C.
5.35%, 08/02/07 (a)(b)(c)	7,000	6,967
Tulip Funding Corp.
5.31%, 07/16/07 (a)(b)(c)	6,821	6,806
UBS Finance (Delaware), Inc.
5.30%, 07/02/07 (a)	1,000	1,000
5.32%, 07/13/07 (a)	14,000	13,976
5.31%, 07/18/07 (a)	1,000	997
5.35%, 08/14/07 (a)	6,000	5,962
Unicredito Italiano Bank (Ireland) PLC
5.36%, 07/31/07 (a)(c)	3,000	2,987
5.36%, 08/07/07 (a)(c)	5,000	4,973
Variable Funding Capital Corp.
5.38%, 07/02/07 (a)(b)(c)	10,000	9,998
5.30%, 07/17/07 (a)(b)(c)	1,000	998
Westpac Banking Corp.
5.30%, 07/11/07 (c)	3,000	2,996
5.35%, 08/08/07 (c)	8,000	7,956
Westpac Trust Securities NZ Ltd.
5.34%, 10/09/07 (a)(c)	1,000	985
Whistlejacket Capital, L.L.C.
5.31%, 07/20/07 (b)(c)	1,000	997
5.31%, 11/13/07 (b)(c)	2,000	1,961
Windmill Funding Corp.
5.30%, 07/09/07 (a)(b)(c)	2,000	1,998
5.30%, 07/19/07 (a)(b)(c)	1,000	997
Yorktown Capital, L.L.C.
5.30%, 07/20/07 (a)(b)(c)	6,000	5,983
5.31%, 08/09/07 (a)(b)(c)	4,000	3,977

		411,507

Total Fixed-Rate Obligations (Cost $594,506)		594,506

Variable-Rate Obligations 16.7% of net assets

Bank of Nova Scotia
5.26%, 07/05/07	8,000	7,999
Beta Finance, Inc.
5.32%, 07/25/07 (b)(c)	3,000	3,000
BMC Special Care Facilities Financing Authority of the City of Montgomery, Alabama
5.32%, 07/05/07 (a)	1,660	1,660
BNP Paribas
5.27%, 07/02/07	5,000	5,000
5.26%, 07/03/07	9,000	8,999
Canadian Imperial Bank of Commerce
5.36%, 07/30/07	6,000	6,000
5.39%, 08/15/07	2,000	2,000
CC (USA), Inc.
5.32%, 07/25/07 (b)(c)	10,000	10,000
City of New Britain, Connecticut
5.35%, 07/05/07 (a)	2,100	2,100
City of Palm Springs, California
5.32%, 07/05/07 (a)	8,000	8,000
Deutsche Bank AG
5.39%, 07/12/07	4,000	4,000
K2 (USA), L.L.C.
5.39%, 08/01/07 (b)(c)	5,000	5,002
Lexington Parker Capital Co., L.L.C.
5.27%, 07/05/07 (a)(b)(c)	2,000	2,000
Liberty Lighthouse U.S. Capital Co., L.L.C.
5.29%, 07/02/07 (b)(c)	2,000	2,000
5.32%, 08/15/07 (b)(c)	1,000	1,000
Links Finance, L.L.C.
5.32%, 07/16/07 (b)(c)	2,000	2,000
5.29%, 07/25/07 (b)(c)	4,000	4,000
LoanStar Assets Partners II, L.P.
5.36%, 07/05/07 (a)	5,000	5,000
New York City IDA
5.37%, 07/05/07 (a)	145	145
Royal Bank of Canada
5.27%, 07/05/07	10,000	9,998
Royal Bank of Scotland PLC
5.36%, 09/21/07 (c)	1,000	1,000
5.41%, 10/09/07 (c)	10,000	10,000
5.36%, 07/11/07 (c)	3,000	3,001
Sedna Finance, Inc.
5.29%, 07/12/07 (b)(c)	2,000	2,000
Sigma Finance, Inc.
5.29%, 07/16/07 (b)(c)	6,000	6,000
5.33%, 09/25/07 (b)(c)	3,000	3,000
Sumitomo Trust & Banking Co.
5.32%, 07/16/07	4,000	4,000
The Goldman Sachs Group, Inc.
5.34%, 07/11/07 (d)	7,000	7,000
Wachovia Asset Securitization Issuance, L.L.C.
5.31%, 07/25/07 (a)(b)(c)	885	885
Whistlejacket Capital, L.L.C.
5.28%, 07/16/07 (b)(c)	2,000	2,000
5.28%, 07/20/07 (b)(c)	3,000	3,000
5.32%, 08/17/07 (b)(c)	1,000	1,000

Total Variable-Rate Obligations (Cost $132,789)		132,789

10 See financial notes

Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

Other Investments 6.3% of net assets

Repurchase Agreements 6.3%

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement dated 06/29/07, due 07/02/07 at 5.38%, fully collateralized by U.S. Government Securities with a value of $50,821.	49,843	49,821

Total Other Investments (Cost $49,821)		49,821

End of Investments.

At 06/30/07, the tax basis cost of the fund’s investments was $777,116.

At 06/30/07, portfolio holdings included illiquid and/or restricted securities as follows

Issuer
Rate, Acquisition Date	Face Amount	Value
Maturity Date	($ x 1,000)	($ x 1,000)

The Goldman Sachs Group, Inc.
5.34%, 04/11/07, 07/11/07	7,000	7,000

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $326,738 or 41.2% of net assets.
(d)	Illiquid and/or restricted security.
IDA — Industrial development authority

See financial notes 11

Schwab Retirement Advantage Money Fund

Statement of
Assets and Liabilities
As of June 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$777,116
Receivables:
Investments sold		120
Fund shares sold		17,913
Interest		2,786
Prepaid expenses	+	32

Total assets		797,967

Liabilities
Payables:
Investment adviser and administrator fees		13
Transfer agent and shareholder services fees		14
Fund shares redeemed		3,134
Distributions to shareholders	+	1,557

Total liabilities		4,718

Net Assets
Total assets		797,967
Total liabilities	−	4,718

Net assets		$793,249
Net Assets by Source
Capital received from investors		793,249

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$793,249		793,307		$1.00

12 See financial notes

Schwab Retirement Advantage Money Fund

Statement of
Operations
For January 1, 2007 through June 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Interest		$19,562

Expenses
Investment adviser and administrator fees		1,280
Transfer agent and shareholder service fees		804
Registration fees		96
Portfolio accounting fees		33
Custodian fees		18
Trustees’ fees		14
Professional fees		12
Shareholder reports		1
Other expenses	+	4

Total expenses		2,262
Expense reduction by adviser and Schwab	−	489

Net expenses		1,773

Increase in Net Assets from Operations
Total investment income		19,562
Net expenses	−	1,773

Net investment income		17,789

Increase in net assets from operations		$17,789

See financial notes 13

Schwab Retirement Advantage Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/07-6/30/07	1/1/06-12/31/06
Net investment income		$17,789	$30,235

Increase in net assets from operations		17,789	30,235

Distributions to Shareholders
Distributions from net investment income		17,789	30,235

Transactions in Fund Shares*
Shares sold		381,198	646,474
Shares reinvested		15,686	29,329
Shares redeemed	+	(405,865)	(444,633)

Net transactions in fund shares		(8,981)	231,170

Net Assets
Beginning of period		802,230	571,060
Total increase or decrease	+	(8,981)	231,170

End of period		$793,249	$802,230

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

14 See financial notes

Schwab Investor Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-		1/1/06-	1/1/05-	1/1/04-	1/1/03-	1/1/02-
	06/30/07*		12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.02		0.04	0.03	0.01	0.01	0.01

Less distributions:
Distributions from net investment income	(0.02)		(0.04)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	2.37	[1]	4.50	2.63	0.77	0.58	1.30

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.62	[2]	0.67	0.67	0.66	0.66	0.68
Gross operating expenses	0.62	[2]	0.67	0.67	0.66	0.66	0.68
Net investment income	4.74	[2]	4.50	2.61	0.76	0.58	1.28
Net assets, end of period ($ x 1,000,000)	1,756		1,314	521	492	578	566

*	Unaudited.

[1]	Not annualized.
[2]	Annualized.

See financial notes 15

Schwab Investor Money Fund

Portfolio Holdings as of June 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

76.0%	Fixed-Rate Obligations	1,335,236	1,335,236
15.7%	Variable-Rate Obligations	275,346	275,346
8.0%	Other Investments	140,526	140,526

99.7%	Total Investments	1,751,108	1,751,108
0.3%	Other Assets and Liabilities		5,057

100.0%	Net Assets		1,756,165

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 76.0% of net assets

Bank Notes 1.1%

Bank of America, N.A.
5.29%, 07/13/07	7,000	7,000
5.30%, 08/20/07	2,000	2,000
5.31%, 08/27/07	8,000	8,000
5.31%, 08/29/07	2,000	2,000

		19,000

Certificates of Deposit 25.4%

Abbey National Treasury Services PLC
5.29%, 07/13/07 (a)	7,000	7,000
ABN AMRO Bank N.V.
5.34%, 02/04/08	2,000	2,000
5.36%, 03/04/08	9,000	9,000
Alliance & Leicester PLC
5.31%, 07/24/07	7,000	7,000
Allied Irish Banks PLC
5.33%, 09/26/07 (a)	3,000	3,000
Banco Bilbao Vizcaya Argentaria S.A.
5.30%, 08/10/07	2,000	2,000
Bank of America, N.A.
5.29%, 09/12/07	4,000	4,000
Bank of Ireland
5.35%, 08/09/07	1,000	1,000
Bank of Montreal
5.32%, 11/20/07	6,000	6,000
Barclays Bank PLC
5.30%, 07/24/07	3,000	3,000
5.31%, 08/01/07	1,000	1,000
5.31%, 08/08/07	3,000	3,000
5.30%, 10/24/07	1,000	1,000
5.34%, 12/03/07	1,000	1,000
5.33%, 02/29/08	13,000	13,000
Bayerische Hypo- und Vereinsbank AG
5.31%, 08/03/07	4,000	4,000
5.32%, 08/29/07	6,000	6,000
Bayerische Landesbank
5.31%, 07/16/07	6,000	6,000
BNP Paribas
5.32%, 10/15/07	20,000	20,000
5.30%, 10/23/07	2,000	2,000
Calyon
5.31%, 01/31/08	11,000	11,000
Canadian Imperial Bank of Commerce
5.32%, 07/10/07	5,000	5,000
5.32%, 07/12/07	10,000	10,000
5.33%, 10/12/07	4,000	4,000
Citibank, N.A.
5.33%, 09/21/07	20,000	20,000
Commerzbank AG
5.32%, 09/13/07	6,000	6,000
5.33%, 10/03/07	1,000	1,000
Credit Agricole S.A.
5.33%, 07/11/07	6,000	6,000
5.31%, 10/12/07	12,000	12,000
Credit Suisse
5.33%, 07/11/07	1,000	1,000
5.31%, 07/26/07	1,000	1,000
5.31%, 08/10/07	4,000	4,000
5.32%, 11/26/07	2,500	2,500
5.37%, 03/20/08	6,000	6,000
DePfa Bank PLC
5.31%, 07/05/07	5,000	5,000
Deutsche Bank AG
5.34%, 07/24/07	8,000	8,000
5.35%, 08/07/07	5,000	5,000
5.33%, 10/09/07	7,000	7,000
5.31%, 10/11/07	9,000	9,000
5.41%, 02/11/08	10,000	10,000
Dresdner Bank AG
5.29%, 07/11/07	9,000	9,000
Fortis Bank
5.31%, 11/16/07	1,000	1,000
5.34%, 03/04/08	15,000	15,000
HBOS Treasury Services PLC
5.33%, 08/20/07 (a)	6,000	6,000
HSBC BANK PLC
5.31%, 08/08/07	6,000	6,000
ING Bank N.V.
5.32%, 08/02/07	6,000	6,000
5.34%, 08/21/07	5,000	5,000
5.33%, 09/05/07	1,000	1,000
Intesa Sanpaolo
5.33%, 07/18/07	1,000	1,000
5.32%, 11/26/07	20,000	20,000

16 See financial notes

Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Landesbank Baden-Wurttemberg
5.30%, 09/06/07	6,000	5,999
Mitsubishi UFJ Trust & Banking Corp.
5.34%, 09/06/07	10,000	10,000
5.34%, 09/27/07	1,000	1,000
5.33%, 10/15/07	8,000	8,000
5.32%, 10/31/07	7,000	7,000
Mizuho Corporate Bank Ltd.
5.31%, 07/17/07	24,000	24,000
5.33%, 08/21/07	2,000	2,000
Rabobank
5.32%, 07/23/07	10,000	10,000
Royal Bank of Canada
5.34%, 02/04/08	5,000	5,000
Skandinaviska Enskilda Banken AB
5.28%, 09/28/07	1,000	1,000
5.34%, 12/03/07	9,000	9,000
Societe Generale
5.32%, 07/02/07	1,000	1,000
5.30%, 08/03/07	8,000	8,000
5.33%, 10/16/07	1,000	1,000
5.30%, 10/23/07	15,000	15,000
5.34%, 10/29/07	3,000	3,000
Sumitomo Trust & Banking Co.
5.35%, 08/20/07	1,000	1,000
Svenska Handelsbanken AB
5.34%, 10/26/07	6,000	5,999
Toronto Dominion Bank
5.31%, 07/09/07	1,000	1,000
Unicredito Italiano S.p.A.
5.35%, 08/13/07	3,000	3,000
5.31%, 11/13/07	2,000	2,000
5.33%, 11/26/07	2,000	2,000
Washington Mutual Bank
5.33%, 07/18/07	6,000	6,000
5.33%, 08/16/07	1,000	1,000
5.33%, 08/20/07	2,000	2,000
5.30%, 10/19/07	3,000	3,000
Wilmington Trust Co.
5.31%, 07/05/07	1,000	1,000
5.31%, 10/05/07	3,000	3,000

		446,498

Commercial Paper & Other Corporate Obligations 49.5%

Alliance & Leicester PLC
5.32%, 09/11/07 (c)	6,500	6,432
Allied Irish Banks North America, Inc.
5.34%, 08/09/07 (a)	1,000	994
5.30%, 10/24/07 (a)	3,000	2,950
Alpine Securitization Corp.
5.30%, 10/19/07 (a)(b)(c)	1,000	984
Amstel Funding Corp.
5.31%, 10/29/07 (b)(c)	15,000	14,741
Amsterdam Funding Corp.
5.30%, 10/25/07 (a)(b)(c)	7,000	6,884
Anglo Irish Bank Corp. PLC
5.33%, 09/26/07 (c)	5,000	4,936
Aquinas Funding, L.L.C.
5.33%, 07/06/07 (a)(b)(c)	6,000	5,996
5.31%, 10/23/07 (a)(b)(c)	1,172	1,153
Atlantic Asset Securitization, L.L.C.
5.30%, 07/02/07 (a)(b)(c)	4,000	3,999
5.31%, 07/23/07 (a)(b)(c)	2,613	2,605
5.32%, 08/27/07 (a)(b)(c)	4,000	3,967
5.34%, 09/17/07 (a)(b)(c)	7,000	6,920
Atlantis One Funding Corp.
5.35%, 07/23/07 (b)(c)	4,000	3,987
5.35%, 08/09/07 (b)(c)	6,000	5,966
5.33%, 09/24/07 (b)(c)	5,000	4,938
5.30%, 10/19/07 (b)(c)	1,000	984
5.37%, 02/14/08 (b)(c)	6,000	5,803
5.34%, 02/25/08 (b)(c)	8,000	7,727
Bank of America Corp.
5.31%, 08/31/07	3,000	2,973
5.32%, 09/13/07	8,000	7,914
5.33%, 09/27/07	10,000	9,871
5.31%, 10/17/07	12,000	11,813
Bank of Ireland
5.31%, 08/16/07 (c)	4,000	3,973
Barclays US Funding Corp.
5.30%, 07/19/07 (a)	8,000	7,979
5.33%, 08/17/07 (a)	2,000	1,986
Barton Capital, L.L.C.
5.30%, 07/09/07 (a)(b)(c)	1,000	999
Bear Stearns Companies, Inc.
5.30%, 07/12/07	7,000	6,989
5.35%, 08/03/07	6,000	5,971
Beethoven Funding Corp.
5.32%, 07/25/07 (a)(b)(c)	4,000	3,986
5.34%, 09/25/07 (a)(b)(c)	4,000	3,950
Beta Finance, Inc.
5.31%, 10/22/07 (b)(c)	9,000	8,854
Cancara Asset Securitisation, L.L.C.
5.32%, 10/11/07 (a)(b)(c)	6,000	5,912
CC (USA), Inc.
5.30%, 07/09/07 (b)(c)	3,000	2,996
5.31%, 08/15/07 (b)(c)	3,500	3,477
Citigroup Funding, Inc.
5.31%, 07/17/07 (a)	6,000	5,986
5.31%, 07/27/07 (a)	13,000	12,951
5.30%, 08/07/07 (a)	1,000	995
5.31%, 08/07/07 (a)	9,000	8,952
5.31%, 08/13/07 (a)	9,000	8,944
5.30%, 08/17/07 (a)	1,000	993
5.33%, 09/13/07 (a)	8,000	7,914
5.33%, 09/19/07 (a)	14,000	13,836
5.33%, 09/21/07 (a)	2,000	1,976
Cobbler Funding, L.L.C.
5.32%, 07/25/07 (b)(c)	1,000	996
5.34%, 09/24/07 (b)(c)	2,000	1,975
5.35%, 09/28/07 (b)(c)	1,316	1,299
Concord Minutemen Capital Co., Class C
5.30%, 07/03/07 (a)(b)(c)	5,000	4,999
Concord Minutemen Capital Co., Series A
5.31%, 08/14/07 (a)(b)(c)	7,000	6,955
Crown Point Capital Co., L.L.C.
5.31%, 07/16/07 (a)(b)(c)	9,000	8,980
5.31%, 07/18/07 (a)(b)(c)	2,000	1,995
5.31%, 07/25/07 (a)(b)(c)	11,000	10,962
5.31%, 08/07/07 (a)(b)(c)	5,000	4,973
Dakota CP Notes of Citibank Credit Card Issuance Trust
5.31%, 07/02/07 (b)(c)	5,000	4,999
5.31%, 07/12/07 (b)(c)	5,000	4,992
5.31%, 08/07/07 (b)(c)	1,000	995
5.32%, 09/11/07 (b)(c)	6,000	5,937

See financial notes 17

Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.33%, 09/18/07 (b)(c)	7,000	6,919
5.33%, 09/20/07 (b)(c)	9,000	8,893
Danske Corp.
5.31%, 08/20/07 (a)(c)	2,374	2,357
DnB NOR Bank ASA
5.31%, 07/11/07	1,000	999
5.32%, 10/18/07	1,000	984
5.30%, 10/26/07	10,000	9,832
Falcon Asset Securitization Corp.
5.31%, 07/18/07 (a)(b)(c)	7,000	6,982
5.31%, 07/20/07 (a)(b)(c)	6,000	5,983
Five Finance, Inc.
5.33%, 08/17/07 (b)(c)	1,000	993
5.32%, 10/15/07 (b)(c)	1,000	985
5.33%, 11/20/07 (b)(c)	7,000	6,857
Gemini Securitization Corp., L.L.C.
5.30%, 07/06/07 (a)(b)(c)	7,000	6,995
5.32%, 08/13/07 (a)(b)(c)	1,000	994
5.31%, 08/20/07 (a)(b)(c)	2,000	1,985
5.33%, 09/10/07 (a)(b)(c)	1,000	990
General Electric Capital Corp.
5.32%, 02/19/08	2,000	1,934
5.38%, 03/04/08	1,500	1,447
General Electric Capital Services
5.31%, 07/05/07	11,000	10,994
5.29%, 11/28/07	9,000	8,808
Grampian Funding, L.L.C.
5.28%, 09/21/07 (a)(b)(c)	6,000	5,930
5.31%, 10/26/07 (a)(b)(c)	5,000	4,916
5.36%, 12/18/07 (a)(b)(c)	2,000	1,951
Greenwich Capital Holdings, Inc.
5.35%, 12/14/07 (a)	1,000	976
HBOS Treasury Services PLC
5.33%, 07/18/07 (a)	1,000	998
5.31%, 08/14/07 (a)	1,000	994
5.31%, 08/28/07 (a)	2,000	1,983
HSBC U.S.A., Inc.
5.30%, 10/23/07	1,000	984
HSH Nordbank AG
5.30%, 10/26/07	1,000	983
Intesa Funding, L.L.C.
5.32%, 07/05/07 (a)	9,000	8,995
Irish Life & Permanent
5.33%, 08/22/07 (c)	2,000	1,985
K2 (USA), L.L.C.
5.35%, 08/14/07 (b)(c)	2,000	1,987
5.33%, 08/16/07 (b)(c)	3,000	2,980
5.30%, 10/25/07 (b)(c)	3,000	2,950
Kitty Hawk Funding Corp.
5.31%, 07/17/07 (a)(b)(c)	8,000	7,981
5.31%, 07/25/07 (a)(b)(c)	4,953	4,936
5.31%, 08/13/07 (a)(b)(c)	7,945	7,895
Lexington Parker Capital Co., L.L.C.
5.35%, 08/09/07 (a)(b)(c)	5,428	5,397
5.33%, 08/21/07 (a)(b)(c)	7,463	7,408
5.34%, 09/14/07 (a)(b)(c)	2,000	1,978
Links Finance, L.L.C.
5.32%, 11/09/07 (b)(c)	3,000	2,943
Mane Funding Corp.
5.31%, 07/17/07 (b)(c)	1,000	998
5.32%, 08/28/07 (b)(c)	3,000	2,975
5.33%, 09/21/07 (b)(c)	10,000	9,880
5.34%, 09/27/07 (b)(c)	3,000	2,961
Merrill Lynch & Co., Inc.
5.30%, 08/08/07	7,000	6,961
Mont Blanc Capital Corp.
5.31%, 08/15/07 (a)(b)(c)	5,000	4,967
Morgan Stanley
5.31%, 08/24/07	11,000	10,914
Nationwide Building Society U.S.
5.32%, 07/10/07	5,000	4,994
5.30%, 10/15/07	1,000	985
Natixis Commercial Paper Corp. (CNCE)
5.29%, 08/10/07 (a)	1,000	994
5.31%, 08/10/07 (a)	1,000	994
5.31%, 08/30/07 (a)	9,000	8,921
Nieuw Amsterdam Receivables Corp.
5.30%, 07/10/07 (a)(b)(c)	3,000	2,996
5.32%, 08/24/07 (a)(b)(c)	3,000	2,976
Nordea North America, Inc.
5.30%, 08/03/07 (a)	10,000	9,952
Northern Rock PLC
5.30%, 08/06/07	2,000	1,990
5.35%, 08/09/07	3,000	2,983
Park Granada, L.L.C.
5.30%, 07/06/07 (b)(c)	10,000	9,993
5.31%, 09/25/07 (b)(c)	1,000	988
Picaros Funding, L.L.C.
5.32%, 07/06/07 (a)(b)(c)	2,000	1,999
5.31%, 10/30/07 (a)(b)(c)	1,000	983
Ranger Funding Co., L.L.C.
5.31%, 07/23/07 (a)(b)(c)	10,000	9,968
Scaldis Capital Ltd.
5.33%, 07/25/07 (a)(b)(c)	9,000	8,968
5.31%, 08/01/07 (a)(b)(c)	3,413	3,398
5.31%, 08/02/07 (a)(b)(c)	3,280	3,265
5.31%, 08/21/07 (a)(b)(c)	2,849	2,828
5.32%, 08/31/07 (a)(b)(c)	5,000	4,956
5.34%, 09/17/07 (a)(b)(c)	6,000	5,931
Sedna Finance, Inc.
5.34%, 09/24/07 (b)(c)	6,000	5,927
5.41%, 06/13/08 (b)(c)	2,000	2,000
Sheffield Receivables Corp.
5.31%, 07/19/07 (a)(b)(c)	15,000	14,960
Sigma Finance, Inc.
5.35%, 08/01/07 (b)(c)	7,000	6,969
5.30%, 08/06/07 (b)(c)	2,000	1,990
5.33%, 09/13/07 (b)(c)	2,000	1,978
5.36%, 12/21/07 (b)(c)	7,000	6,824
Skandinaviska Enskilda Banken AB
5.31%, 07/25/07	2,900	2,890
5.35%, 08/02/07	3,000	2,986
5.30%, 10/22/07	1,000	984
Societe Generale North America, Inc.
5.33%, 09/20/07 (a)	3,400	3,360
Solitaire Funding, L.L.C.
5.30%, 07/06/07 (a)(b)(c)	3,000	2,998
5.31%, 08/28/07 (a)(b)(c)	8,000	7,933
Stadshypotek Delaware, Inc.
5.31%, 08/14/07 (a)(c)	6,000	5,962
5.31%, 08/23/07 (a)(c)	4,000	3,969
Stanfield Victoria Funding
5.31%, 08/21/07 (b)(c)	1,000	993
5.35%, 09/25/07 (b)(c)	4,000	3,950
Swedbank AB
5.30%, 08/09/07	11,000	10,938

18 See financial notes

Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.35%, 08/16/07	1,000	993
5.31%, 09/05/07	1,000	990
Thunder Bay Funding, L.L.C.
5.33%, 09/14/07 (a)(b)(c)	5,000	4,945
5.33%, 09/21/07 (a)(b)(c)	2,716	2,683
Ticonderoga Funding, L.L.C.
5.35%, 08/02/07 (a)(b)(c)	8,000	7,962
Tulip Funding Corp.
5.31%, 07/16/07 (a)(b)(c)	8,000	7,983
UBS Finance (Delaware), Inc.
5.30%, 07/02/07 (a)	7,000	6,999
5.30%, 07/03/07 (a)	9,000	8,997
5.29%, 07/17/07 (a)	1,000	998
5.31%, 07/18/07 (a)	1,000	998
5.31%, 08/02/07 (a)	1,400	1,393
5.34%, 08/02/07 (a)	7,000	6,968
5.30%, 08/08/07 (a)	3,200	3,182
5.35%, 08/13/07 (a)	1,000	994
5.30%, 08/20/07 (a)	3,000	2,978
5.31%, 10/10/07 (a)	5,000	4,927
5.32%, 10/16/07 (a)	11,000	10,831
Unicredito Italiano Bank (Ireland) PLC
5.31%, 08/02/07 (a)(c)	10,000	9,953
5.36%, 08/07/07 (a)(c)	6,000	5,968
Variable Funding Capital Corp.
5.30%, 07/17/07 (a)(b)(c)	19,000	18,955
Westpac Banking Corp.
5.31%, 07/09/07 (c)	1,000	999
5.34%, 08/08/07 (c)	9,000	8,951
5.35%, 08/08/07 (c)	4,000	3,978
5.30%, 11/16/07 (c)	8,000	7,842
Westpac Trust Securities NZ Ltd.
5.34%, 10/09/07 (a)(c)	2,000	1,971
5.30%, 10/15/07 (a)(c)	1,000	985
5.30%, 10/18/07 (a)(c)	1,000	984
5.33%, 11/26/07 (a)(c)	2,000	1,957
Whistlejacket Capital, L.L.C.
5.31%, 07/24/07 (b)(c)	2,000	1,993
5.30%, 07/30/07 (b)(c)	3,000	2,987
5.32%, 10/15/07 (b)(c)	6,000	5,908
5.42%, 06/16/08 (b)(c)	2,000	2,000
Windmill Funding Corp.
5.30%, 07/11/07 (a)(b)(c)	9,000	8,987
5.31%, 07/16/07 (a)(b)(c)	1,000	998
Yorktown Capital, L.L.C.
5.30%, 07/20/07 (a)(b)(c)	10,000	9,972
5.32%, 08/16/07 (a)(b)(c)	14,000	13,906

		869,738

Total Fixed-Rate Obligations (Cost $1,335,236)		1,335,236

Variable-Rate Obligations 15.7% of net assets

Bank of Nova Scotia
5.26%, 07/05/07	25,000	24,997
Barclays Bank PLC
5.28%, 07/05/07	5,000	5,000
5.28%, 07/16/07	10,000	9,999
Beta Finance, Inc.
5.32%, 07/25/07 (b)(c)	16,000	16,002
BNP Paribas
5.32%, 07/02/07	11,000	11,000
5.26%, 07/03/07	2,000	1,999
5.26%, 07/03/07	7,000	6,999
California Pollution Control Financing Authority
5.37%, 07/05/07 (a)	1,760	1,760
Deutsche Bank AG
5.39%, 07/12/07	19,000	19,000
Development Authority of Columbus, GA
5.34%, 07/05/07 (a)	1,515	1,515
Eagle County, Colorado Taxable Housing Facilities
5.32%, 07/05/07 (a)	1,500	1,500
K2 (USA), L.L.C.
5.39%, 08/01/07 (b)(c)	10,000	10,005
Lexington Parker Capital Co., L.L.C.
5.27%, 07/05/07 (a)(b)(c)	9,000	9,000
Liberty Lighthouse U.S. Capital Co., L.L.C.
5.29%, 07/02/07 (b)(c)	2,000	2,000
5.28%, 07/02/07 (b)(c)	2,000	2,000
5.31%, 07/02/07 (b)(c)	1,000	1,000
Links Finance, L.L.C.
5.29%, 07/25/07 (b)(c)	4,000	4,000
LP Pinewoods SPV
5.32%, 07/05/07 (a)	15,000	15,000
Royal Bank of Canada
5.27%, 07/05/07	25,000	24,994
Royal Bank of Scotland PLC
5.36%, 07/11/07 (c)	7,000	7,002
5.26%, 07/16/07	8,000	8,000
5.27%, 07/26/07	18,000	17,996
Sedna Finance, Inc.
5.29%, 07/12/07 (b)(c)	1,000	1,000
5.33%, 08/15/07 (b)(c)	3,000	3,000
Sigma Finance, Inc.
5.29%, 07/16/07 (b)(c)	17,000	16,999
5.33%, 09/25/07 (b)(c)	5,000	5,000
Societe Generale
5.35%, 07/17/07	4,000	4,000
Sumitomo Trust & Banking Co.
5.32%, 07/16/07	6,000	6,000
5.32%, 07/16/07	4,000	4,000
5.32%, 07/23/07	2,000	2,000
Swedbank AB
5.32%, 09/17/07	4,000	4,000
The Goldman Sachs Group, Inc.
5.34%, 07/11/07 (d)	15,000	15,000
Village of Sturtevant, WI
5.40%, 07/05/07 (a)	580	580
Whistlejacket Capital, L.L.C.
5.28%, 07/16/07 (b)(c)	4,000	3,999
5.28%, 07/20/07 (b)(c)	5,000	5,000
5.28%, 07/25/07 (b)(c)	2,000	2,000
5.32%, 08/17/07 (b)(c)	2,000	2,000

Total Variable-Rate Obligations (Cost $275,346)		275,346

See financial notes 19

Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

Other Investments 8.0% of net assets

Repurchase Agreements 8.0%

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement dated 06/29/07, due 07/02/07 at 5.38%, fully collateralized by U.S. Government Securities with a value of $20,937.	20,535	20,526
UBS Financial Services, Inc.
Tri-Party Repurchase Agreement dated 06/29/07, due 07/02/07 at 5.37%, fully collateralized by U.S. Government Securities with a value of $122,400.	120,054	120,000

Total Other Investments (Cost $140,526)		140,526

End of Investments.

At 06/30/07, the tax basis cost of the fund’s investments was $1,751,108.

At 06/30/07, portfolio holdings included illiquid and/or restricted securities as follows

Issuer
Rate, Acquisition Date	Face Amount	Value
Maturity Date	($ x 1,000)	($ x 1,000)

The Goldman Sachs Group, Inc.
5.34%, 04/11/07 07/11/07	15,000	15,000

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $664,753 or 37.9% of net assets.
(d)	Illiquid and/or restricted security.

20 See financial notes

Schwab Investor Money Fund

Statement of
Assets and Liabilities
As of June 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$1,751,108
Receivables:
Investments sold		55
Fund shares sold		10,658
Interest		6,417
Prepaid expenses	+	81

Total assets		1,768,319

Liabilities
Payables:
Investment adviser and administrator fees		48
Transfer agent and shareholder services fees		36
Fund shares redeemed		8,669
Distributions to shareholders	+	3,401

Total liabilities		12,154

Net Assets
Total assets		1,768,319
Total liabilities	−	12,154

Net assets		$1,756,165
Net Assets by Source
Capital received from investors		1,756,165

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$1,756,165		1,756,223		$1.00

See financial notes 21

Schwab Investor Money Fund

Statement of
Operations
For January 1, 2007 through June 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Interest		$41,318

Expenses
Investment adviser and administrator fees		2,618
Transfer agent and shareholder service fees		1,929
Registration fees		133
Portfolio accounting fees		44
Custodian fees		36
Shareholder reports		22
Trustees’ fees		15
Professional fees		13
Other expenses	+	6

Total expenses		4,816
Expense reduction by adviser and Schwab	−	39

Net expenses		4,777

Increase in Net Assets from Operations
Total investment income		41,318
Net expenses	−	4,777

Net investment income		36,541

Increase in net assets from operations		$36,541

22 See financial notes

Schwab Investor Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/07-06/30/07	1/1/06-12/31/06
Net investment income		$36,541	$42,536

Increase in net assets from operations		36,541	42,536

Distributions to Shardholders
Distributions from net investment income		36,541	42,536

Transactions in Fund Shares*
Shares sold		1,320,347	1,796,715
Shares reinvested		31,327	40,767
Shares redeemed	+	(909,163)	(1,044,875)

Net transactions in fund shares		442,511	792,607

Net Assets
Beginning of period		1,313,654	521,047
Total increase	+	442,511	792,607

End of period		$1,756,165	$1,313,654

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 23

Schwab Retirement Advantage Money Fundtm and Schwab Investor Money Fundtm

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts Municipal Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios at amortized cost, which approximates market value.

(b) Portfolio Investments:

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds’ custodian (or, in the case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

24

Schwab Retirement Advantage Money Fundtm and Schwab Investor Money Fundtm

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2007, management has reviewed the tax positions for open tax year (December 31, 2003 through December 31, 2006), evaluated the implications of FIN 48 and determined that there is no impact to the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the fund’s financial statement disclosures.

 25

Schwab Retirement Advantage Money Fundtm and Schwab Investor Money Fundtm

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions:

(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
Over $1 billion	0.32%
Over $10 billion	0.30%
Over $20 billion	0.27%
Over $40 billion	0.25%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Retirement Advantage Money Fund	0.05%	0.17%
Investor Money Fund	0.05%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the Retirement Advantage Money Fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.49% through April 29, 2009.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2007, the funds had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the funds’ Statement of Operations.

4. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing for any funds from the line of credit during the period.

26

Schwab Retirement Advantage Money Fundtm and Schwab Investor Money Fundtm

Financial Notes, unaudited (continued)

5. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2006, the funds had no capital loss carry forwards.

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2006, the funds had no deferred realized capital losses, and there were no capital losses being utilized to offset capital gains.

 27

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2007, and June 5, 2007, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 5, 2007. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating

28

the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, (iii)  reductions of administrative “sweep” fees paid to Schwab in connection with money market fund shares that are used for automatic investment of cash held in customer brokerage accounts, and (iv) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

 29

Trustees and Officers

The tables below give information as of June 30, 2007, about the trustees and officers for The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of June 30, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	61	None.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	61	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

30

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served )	Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officers and Director, Schwab Holdings Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None

Randall W. Merk[2] 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co. Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Management and Director, American Century Companies, Inc.	72	None.

 31

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & co., Inc.; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, President Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; President Mutual Fund Division, UST Advisors, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc. Excelsior tax-Exempt Funds, Inc. and Excelsior Funds Trust, Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co. Inc., Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

32

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 33

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

34

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 35

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13605-11

Schwab Taxable Money Funds

Semiannual Report
June 30, 2007

Schwab Government
Money Fundtm

Schwab U.S. Treasury
Money Fundtm

Schwab Value Advantage
Money Fund®

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment plan.

In fact, research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bond, and cash equivalents, can be the most important factor in determining overall portfolio performance.

With a broad range of investment strategies and styles, Schwab Funds® provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles to develop your own asset allocation strategy. Or, if you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With some of the highest quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

Schwab Taxable Money Funds 1

From the President

Evelyn Dilsaver, President and CEO of Charles Schwab Investment Management, Inc. and of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I’m pleased to bring you the semiannual report for your Schwab money fund for the six-month period ended June 30, 2007. During the period, our money funds performed as designed, providing you with current income, stability of capital and convenient access to your money.

At this time, I’d like to take the opportunity to remind you that Schwab offers a range of money funds, including our purchased money funds, Schwab Value Advantage Investments®. These funds are designed for investors who have larger balances and don’t require frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include various taxable and tax-free investment strategies.

Further down the maturity spectrum, our ultrashort bond fund, Schwab YieldPlus Fund®, offers higher yield potential with higher risk than a money fund. And, because taxes are always a concern, Schwab also offers funds that can help you manage tax impact and your exposure to the alternative minimum tax (AMT)—the Schwab AMT Tax-Free Money Fund and the two Schwab Tax-Free YieldPlus Funds.

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investors should consider carefully information contained in the prospectus,

including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Please remember that with Schwab YieldPlus and Tax-Free YieldPlus Funds,

investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Bond funds are subject to increased loss of principal during periods of rising interest rates.

Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

2 Schwab Taxable Money Funds

The Investment Environment and the Funds

Linda Klingman (far right), managing director and portfolio manager, has overall responsibility for the management of the funds.

Karen Wiggan (middle left), managing director and portfolio manager, has overall and day-to-day responsibility for the management of the Government Money and U.S. Treasury Money Funds.

Mike Neitzke (middle right), managing director and portfolio manager, has day-to-day responsibility for management of the Value Advantage Money Fund.

Michael Lin (far left), portfolio manager, has day-to-day responsibility for management of the Value Advantage Money Fund.

Although the U.S. economy grew at a sub-par pace during the report period, the markets remained resilient, aided by a continuation in relatively attractive equity valuations, stable earnings growth, and global liquidity. Strong employment data in June, coupled with an improved outlook on economic growth and tame inflation, suggested that the U.S. economy was healthy enough to diminish the possibility of a rate cut in the near future. However, several key issues continued to weigh on investors, namely, continued weakening of the housing market, rising energy prices, and uncertainty of the Federal Reserve (the Fed) in its outlook on the broader economy.

The U.S. economy had been slowing down, as GDP readings for the first quarter of 2007 came in at a mere 0.7% annually adjusted rate, as compared to 2.5% in the fourth quarter of 2006. As any growth rate below 3% is generally considered to be sub-par, the economy has underperformed for the fourth straight quarter. The recent reading is also at the lowest level since 2002, and reflected a number of factors, including a deceleration in exports, an increase in imports, and a decrease in government spending. Higher food and energy costs continue to be a concern, as they have the potential to weigh down on consumer spending. Furthermore, the housing market and sub-prime mortgage woes have the potential to dampen near term consumer spending.

The housing market remains a significant headwind for economic growth and continued to provide mixed signals with regards to a recovery. Existing home sales, which account for roughly 85% of the market, fell 0.3% to a seasonally adjusted annual rate of 5.99 million units in May, its lowest level since June 2003. Concurrently, new home sales declined by 1.6% to a seasonally adjusted annual rate of 915,000 units. According to the National Association of Realtors, buyer psychology has been the main factor behind sluggish home sales, in addition to tighter lending standards in the wake of subprime woes. Although a further decline in home prices may restore a sense of affordability, it also threatens to reduce equity values, an important source of wealth and leverage.

Commodity prices continue to pose a threat to economic growth as well. Although prices at the pump have slightly moderated, the national average remains above $3 a gallon, continuing to squeeze the pockets of many investors. Increasing global demand remains ever present, and will likely continue to put upward pressures on prices. Nevertheless, it is projected that global oil consumption will grow at a rate of 1.5 million barrels per day in 2007 and 1.6 million barrels per day in 2008, with half of the consumption growth stemming from China and the U.S., according to the Energy Information Administration. Though elevated commodity prices might have less upward pressure on inflation, their tax-like effect threatens to weigh down on spending and discretionary income.

Schwab Taxable Money Funds 3

The Investment Environment and the Funds continued

In its June 2007 statement, the Fed noted that despite ongoing adjustments in the housing sector, the economy will likely maintain its course of expanding at a moderate pace. Given an upbeat employment picture, improvements in manufacturing, and continued strength in the stock market, the U.S. economy has the potential to grow near its long-term trend of 3%. In June, nonfarm payroll employment increased by 132,000, while unemployment remained unchanged at 4.5%. Bear in mind that employment conditions react with a lag to changes in monetary policy, and thus are not fully reflective of current conditions. The Fed still regarded the labor market as tight, thus noting that “the high level of resource utilization” could cause upward pressures on wages.

Although readings of core inflation improved, the Fed’s predominant concern remains the risk that inflation will fail to moderate. Core Personal Consumption Expenditures (PCE), the Fed’s primary index used to monitor inflation, rose at an annualized rate of 2.3% in the first quarter of 2007, up from 1.8% in the fourth quarter of 2006. While their unofficial comfort zone for core inflation remains at 1% to 2%, performance of the economy in the near term could determine the outcome of inflationary pressures; if U.S. economic growth remains moderate, inflation will likely remain contained. However, if a recovery of economic growth ensues, upward pressures in wage inflation run the risk of pressuring inflationary expectations.

During the report period, the Fed maintained the Fed funds target rate at 5.25%. The June meeting marked the eighth straight meeting without a rate hike, following 17 consecutive meetings, during which the Fed raised the target rate from 1% to the current 5.25%. While the Fed indicated that they were predominantly concerned about inflation if it fails to moderate as expected, they also expressed concerns about the downside risks to growth from a slowing housing sector.

Schwab Government Money Fund maintained a slightly longer weighted average maturity (WAM) by extending into longer maturities. As expectations continued for a Fed on hold for the foreseeable future, we felt the longer end of the curve represented value and provided a good opportunity to add yield to the portfolio. This action benefited the fund’s performance because we extended the WAM during a period in which the money market curve was positively sloped, as yields on longer term securities exceeded those with shorter maturities. The fund’s investments include U.S. government securities, such as agency discount notes, and repurchase agreements. During the report period, the supply of agency discount notes stabilized as issuance moderated. These securities traded at yields below the Fed funds target rate, so we added value by investing a large portion of the fund’s assets in repurchase agreements, which tracked the Fed funds target rate more closely.

Schwab U.S. Treasury Money Fund continued to extend the weighted average maturity (WAM) throughout the report period. This strategy benefited the fund, as the technical nature of the Treasury bill market provided for an unpredictable slope of the Treasury bill curve. Volatility in the Treasury bill curve results primarily from seasonal fluctuations in the Treasury’s financing requirements. Upside or downside surprises in tax receipts can contribute to frequent changes in the Treasury’s financing needs, leading to unpredictable timing and supply of new issuance. By investing in longer dated securities we were able to mitigate the impact of this volatility on the fund.

4 Schwab Taxable Money Funds

The Investment Environment and the Funds continued

Schwab Value Advantage Money Fund was positioned for a continued pause in short term rates. The money market curve was inverted for the first quarter of 2007, as investors anticipated the Fed would lower interest rates due to slow growth and moderate inflation. However, as job growth continued to be strong, business activity remained healthy, and the Fed indicated their primary concern was inflation, the money market curve shifted to a positive slope late in the second quarter. As the curve became positively sloped, we felt the longer end of the curve represented value and provided a good opportunity to add yield to the portfolio. To that end, we extended the fund and maintained a weighted average maturity (WAM) longer than other funds with similar investment objectives.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Taxable Money Funds 5

Performance and Fund Facts as of 6/30/07

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Government	U.S. Treasury
	Money Fund	Money Fund	Value Advantage Money Fund

						Institutional
			Investor	Select	Institutional	Prime
			Shares	Shares®	Shares	Sharestm
Ticker Symbol	SWGXX	SWUXX	SWVXX	SWBXX	SWAXX	SNAXX

Seven-Day Yield[1]	4.58%	4.28%	4.91%	5.01%	5.12%	5.15%

Seven-Day Yield—No Waiver[2]	4.57%	4.13%	4.81%	4.91%	5.02%	5.04%

Seven-Day Effective Yield[1]	4.68%	4.37%	5.03%	5.14%	5.25%	5.28%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

	Government	U.S. Treasury	Value Advantage
	Money Fund	Money Fund	Money Fund

Weighted Average Maturity	15 days	72 days	57 days

Credit Quality of Holdings % of portfolio	100% Tier 1	100% Tier 1	100% Tier 1

Minimum Initial Investment[3]
Sweep Investments®	*	*	n/a
Investor Shares	n/a	n/a	$25,000
($15,000 for IRA and custodial accounts)
Select Shares®	n/a	n/a	$1,000,000
Institutional Shares	n/a	n/a	$3,000,000
Institutional Prime Sharestm	n/a	n/a	$10,000,000

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.
[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[3]	Please see prospectus for further detail and eligibility requirements.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.

6 Schwab Taxable Money Funds

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2007 and held through June 30, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/07	at 6/30/07	1/1/07 - 6/30/07

Schwab Government Money Fundtm
Actual Return	0.75%	$1,000	$1,022.90	$3.76
Hypothetical 5% Return	0.75%	$1,000	$1,021.08	$3.76

Schwab U.S. Treasury Money Fundtm
Actual Return	0.61%	$1,000	$1,022.10	$3.06
Hypothetical 5% Return	0.61%	$1,000	$1,021.77	$3.06

Schwab Value Advantage Money Fundtm
Investor Shares
Actual Return	0.45%	$1,000	$1,024.60	$2.26
Hypothetical 5% Return	0.45%	$1,000	$1,022.56	$2.26
Select Shares®
Actual Return	0.35%	$1,000	$1,025.10	$1.76
Hypothetical 5% Return	0.35%	$1,000	$1,023.06	$1.76
Institutional Shares
Actual Return	0.24%	$1,000	$1,025.70	$1.21
Hypothetical 5% Return	0.24%	$1,000	$1,023.60	$1.20
Institutional Prime Sharestm
Actual Return	0.21%	$1,000	$1,025.80	$1.05
Hypothetical 5% Return	0.21%	$1,000	$1,023.75	$1.05

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Taxable Money Funds 7

Schwab Government Money Fundtm

Financial Statements

Financial Highlights

	1/1/07		1/1/06-	1/1/05-	1/1/04-	1/1/03-	1/1/02-
	6/30/07*		12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.02		0.04	0.03	0.01	0.00 [1]	0.01

Less distributions:
Distributions from net investment income	(0.02)		(0.04)	(0.03)	(0.01)	(0.00)[1]	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	2.29	[2]	4.37	2.52	0.65	0.48	1.20

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.75	[3]	0.75	0.75	0.75	0.75	0.75
Gross operating expenses	0.75	[3]	0.84	0.83	0.83	0.83	0.83
Net investment income	4.57	[3]	4.31	2.49	0.64	0.49	1.19
Net assets, end of period ($ x 1,000,000)	4,397		3,513	2,471	2,535	2,838	3,092

*	Unaudited.

[1]	Per-share amount was less than $0.01.
[2]	Not annualized.
[3]	Annualized.

8 See financial notes

Schwab Government Money Fund

Portfolio Holdings as of June 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

14.0%		Federal Agency Securities	617,114	617,114
87.4%		Other Investments	3,839,881	3,839,881

101.4%		Total Investments	4,456,995	4,456,995
(1	.4)%	Other Assets and Liabilities		(60,490)

100.0%		Net Assets		4,396,505

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Federal Agency Securities 14% of net assets

Fixed-Rate Discount Notes 10.7%

Fannie Mae
5.23%, 07/02/07	15,783	15,781
5.24%, 07/02/07	200,000	199,971
5.25%, 07/02/07	71,396	71,386
5.24%, 08/01/07	16,838	16,763
5.25%, 10/01/07 (a)	86,668	85,533
5.30%, 01/08/08	25,000	25,000
5.24%, 04/10/08	40,000	38,419
Freddie Mac
5.22%, 09/04/07	15,440	15,296
5.23%, 09/17/07	4,500	4,450

		472,599

Fixed-Rate Coupon Notes 3.3%

Federal Home Loan Bank
4.43%, 04/07/08	24,675	24,515
5.38%, 04/09/08	40,000	40,000
5.40%, 04/09/08	20,000	20,000
Freddie Mac
5.35%, 03/26/08	30,000	30,000
5.40%, 07/21/08	30,000	30,000

		144,515

Total Federal Agency Securities (Cost $617,114)		617,114

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

Other Investments 87.4% of net assets

Repurchase Agreement 87.4%

Bank of America Securities L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $40,800
5.25%, issued 03/02/07,
due 07/02/07	40,712	40,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $367,200
5.26%, issued 04/30/2007,
due 07/07/07	30,298	30,000
5.27%, issued 03/29/2007,
due 07/07/07	40,586	40,000
5.27%, issued 04/04/2007,
due 07/07/07	30,413	30,000
5.27%, issued 03/12/2007,
due 07/07/07	40,685	40,000
5.28%, issued 05/29/2007,
due 07/07/07	30,172	30,000
5.28%, issued 05/24/2007,
due 07/07/07	40,258	40,000
5.28%, issued 05/29/2007,
due 07/07/07	30,172	30,000
5.28%, issued 05/30/2007,
due 07/07/07	40,223	40,000
5.28%, issued 05/31/2007,
due 07/07/07	40,217	40,000
5.29%, issued 06/11/2007,
due 07/07/07	10,038	10,000
5.29%, issued 06/25/2007,
due 07/07/07	30,053	30,000
Bear Stearns & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $837,522
5.40%, issued 06/29/2007,
due 07/02/07	700,315	700,000
5.21%, issued 03/09/2007,
due 07/07/07	30,521	30,000
5.29%, issued 06/28/2007,
due 07/07/07	60,079	60,000
5.30%, issued 02/15/2007,
due 07/07/07	30,627	30,000

See financial notes 9

Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $507,856
5.38%, issued 06/29/2007,
due 07/02/07	137,943	137,881
5.30%, issued 06/26/2007,
due 07/03/07	75,077	75,000
5.20%, issued 03/09/2007,
due 07/07/07	30,520	30,000
5.28%, issued 01/08/2007,
due 07/07/07	41,055	40,000
5.29%, issued 01/24/2007,
due 07/07/07	40,964	40,000
5.29%, issued 02/16/2007,
due 07/07/07	40,829	40,000
5.30%, issued 01/29/2007,
due 07/07/07	40,936	40,000
5.30%, issued 02/02/2007,
due 07/07/07	30,685	30,000
5.30%, issued 02/05/2007,
due 07/07/07	25,559	25,000
5.30%, issued 02/08/2007,
due 07/07/07	40,877	40,000
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $510,000
5.25%, issued 04/26/2007,
due 07/07/07	30,315	30,000
5.26%, issued 04/27/2007,
due 07/07/07	25,259	25,000
5.26%, issued 04/23/2007,
due 07/07/07	40,438	40,000
5.26%, issued 04/09/2007,
due 07/07/07	30,390	30,000
5.27%, issued 06/22/2007,
due 07/07/07	30,066	30,000
5.27%, issued 05/15/2007,
due 07/07/07	50,388	50,000
5.27%, issued 05/14/2007,
due 07/07/07	30,237	30,000
5.27%, issued 06/11/2007,
due 07/07/07	50,190	50,000
5.27%, issued 05/21/2007,
due 07/07/07	30,206	30,000
5.28%, issued 04/10/2007,
due 07/07/07	40,516	40,000
5.28%, issued 05/31/2007,
due 07/07/07	30,163	30,000
5.29%, issued 06/04/2007,
due 07/07/07	25,121	25,000
5.29%, issued 02/09/2007,
due 07/07/07	30,652	30,000
5.29%, issued 06/01/2007,
due 07/07/07	30,159	30,000
5.30%, issued 02/09/2007,
due 07/07/07	30,654	30,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $586,500
5.25%, issued 04/26/2007,
due 07/07/07	40,420	40,000
5.26%, issued 05/09/2007,
due 07/07/07	30,259	30,000
5.26%, issued 05/01/2007,
due 07/07/07	40,391	40,000
5.26%, issued 05/04/2007,
due 07/07/07	30,281	30,000
5.26%, issued 05/08/2007,
due 07/07/07	50,438	50,000
5.26%, issued 05/10/2007,
due 07/07/07	40,339	40,000
5.26%, issued 05/16/2007,
due 07/07/07	50,380	50,000
5.26%, issued 05/11/2007,
due 07/07/07	30,250	30,000
5.26%, issued 04/27/2007,
due 07/07/07	25,259	25,000
5.26%, issued 05/02/2007,
due 07/07/07	30,289	30,000
5.26%, issued 04/27/2007,
due 07/07/07	50,519	50,000
5.26%, issued 05/02/2007,
due 07/07/07	40,386	40,000
5.26%, issued 05/11/2007,
due 07/07/07	30,250	30,000
5.29%, issued 02/20/2007,
due 07/07/07	40,805	40,000
5.30%, issued 06/08/2007,
due 07/07/07	50,213	50,000
Morgan Stanley & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $467,374
5.26%, issued 04/18/2007,
due 07/07/07	30,351	30,000
5.26%, issued 05/09/2007,
due 07/07/07	40,345	40,000
5.27%, issued 04/12/2007,
due 07/07/07	27,340	27,000
5.27%, issued 05/21/2007,
due 07/07/07	30,206	30,000
5.27%, issued 05/22/2007,
due 07/07/07	40,269	40,000
5.27%, issued 05/21/2007,
due 07/07/07	30,206	30,000
5.28%, issued 05/23/2007,
due 07/07/07	30,198	30,000
5.28%, issued 05/23/2007,
due 07/07/07	30,198	30,000
5.29%, issued 01/23/2007,
due 07/07/07	40,970	40,000
5.29%, issued 02/26/2007,
due 07/07/07	40,770	40,000
5.29%, issued 06/01/2007,
due 07/07/07	35,185	35,000

10 See financial notes

Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

5.29%, issued 06/04/2007,
due 07/07/07	25,121	25,000
5.30%, issued 02/14/2007,
due 07/07/07	30,631	30,000
5.30%, issued 06/18/2007,
due 07/07/07	30,084	30,000
UBS Financial Services, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $601,830
5.26%, issued 04/02/2007,
due 07/03/07	30,403	30,000
5.27%, issued 04/03/2007,
due 07/05/07	35,477	35,000
5.29%, issued 02/06/2007,
due 07/06/07	20,441	20,000
5.26%, issued 03/13/2007,
due 07/07/07	40,678	40,000
5.26%, issued 03/16/2007,
due 07/07/07	30,495	30,000
5.26%, issued 03/21/2007,
due 07/07/07	25,395	25,000
5.26%, issued 03/26/2007,
due 07/07/07	30,451	30,000
5.26%, issued 04/05/2007,
due 07/07/07	30,408	30,000
5.27%, issued 03/09/2007,
due 07/07/07	25,439	25,000
5.27%, issued 06/12/2007,
due 07/07/07	50,183	50,000
5.27%, issued 04/09/2007,
due 07/07/07	35,456	35,000
5.27%, issued 04/10/2007,
due 07/07/07	25,322	25,000
5.28%, issued 06/29/2007,
due 07/07/07	25,029	25,000
5.28%, issued 04/16/2007,
due 07/07/07	30,361	30,000
5.28%, issued 04/16/2007,
due 07/07/07	30,361	30,000
5.28%, issued 06/20/2007,
due 07/07/07	35,087	35,000
5.30%, issued 01/25/2007,
due 07/07/07	35,840	35,000
5.30%, issued 02/06/2007,
due 07/07/07	20,445	20,000
5.30%, issued 06/19/2007,
due 07/07/07	30,080	30,000
5.31%, issued 06/14/2007,
due 07/07/07	10,034	10,000

Total Other Investments (Cost $3,839,881)		3,839,881

End of Investments.

At 06/30/07, the tax basis cost of the fund’s investments was $4,456,995.

(a)	Delayed-delivery security.

See financial notes 11

Schwab Government Money Fund

Statement of
Assets and Liabilities
As of June 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$617,114
Repurchase agreements, at cost and value	+	3,839,881

Total investments, at cost and value		4,456,995
Receivables:
Interest		33,486
Prepaid expenses	+	20

Total assets		4,490,501

Liabilities
Payables:
Investments bought		85,533
Investment adviser and administrator fees		116
Transfer agent and shareholder services fees		145
Distributions to shareholder	+	8,202

Total liabilities		93,996

Net Assets
Total assets		4,490,501
Total liabilities	−	93,996

Net assets		$4,396,505
Net Assets by Source
Capital received from investors		4,396,719
Net realized capital losses		(214)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$4,396,505		4,397,617		$1.00

12 See financial notes

Schwab Government Money Fund

Statement of
Operations
For January 1, 2007 through June 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Interest		$106,046

Expenses
Investment adviser and administrator fees		6,533
Transfer agent and shareholder service fees		7,980
Registration fees		240
Shareholder reports		95
Portfolio accounting fees		57
Custodian fees		39
Trustees’ fees		18
Professional fees		18
Other expenses	+	15

Total expenses		14,995
Expense reduction by adviser and Schwab	−	132

Net expenses		14,863

Increase in Net Assets from Operations
Total investment income		106,046
Net expenses	−	14,863

Net investment income		91,183

Increase in net assets from operations		$91,183

See financial notes 13

Schwab Government Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		1/1/07-6/30/07	1/1/06-12/31/06
Net investment income		$91,183	$120,029

Increase in net assets from operations		91,183	120,029

Distributions to shareholders
Distributions from net investment income		91,183	120,029

Transactions in Fund Shares*
Shares sold		10,103,418	12,162,150
Shares reinvested		81,357	118,145
Shares redeemed	+	(9,301,182)	(11,237,966)

Net transactions in fund shares		883,593	1,042,329

Net Assets
Beginning of period		3,512,912	2,470,583
Total increase	+	883,593	1,042,329

End of period		$4,396,505	$3,512,912

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

14 See financial notes

Schwab U.S. Treasury Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-		1/1/06-	1/1/05-	1/1/04-	1/1/03-	1/1/02-
	06/30/07*		12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.02		0.04	0.02	0.01	0.00 [1]	0.01

Less distributions:
Distributions from net investment income	(0.02)		(0.04)	(0.02)	(0.01)	(0.00)[1]	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	2.21	[2]	4.18	2.36	0.62	0.49	1.15

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.61	[3]	0.62	0.64	0.65	0.65	0.65
Gross operating expenses	0.74	[3]	0.83	0.83	0.82	0.82	0.82
Net investment income	4.42	[3]	4.10	2.32	0.61	0.49	1.15
Net assets, end of period ($ x 1,000,000)	3,797		3,538	3,574	3,811	4,046	4,323

*	Unaudited.

[1]	Per-share amount was less than $.01.
[2]	Not annualized.
[3]	Annualized.

See financial notes 15

Schwab U.S. Treasury Money Fund

Portfolio Holdings as of June 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.7%	U.S. Government Securities	3,785,309	3,785,309

99.7%	Total Investments	3,785,309	3,785,309
0.3%	Other Assets and Liabilities		11,370

100.0%	Net Assets		3,796,679

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Securities 99.7% of net assets

Treasury Notes 33.0%

U.S. Treasury Notes
3.88%, 07/31/07	255,950	255,710
2.75%, 08/15/07	100,000	99,729
3.25%, 08/15/07	223,000	222,521
6.13%, 08/15/07	125,000	125,165
3.00%, 11/15/07	63,615	63,166
4.25%, 11/30/07	125,000	124,582
4.38%, 12/31/07	100,000	99,706
4.38%, 01/31/08	165,000	164,375
3.00%, 02/15/08	19,545	19,303
4.88%, 04/30/08	78,805	78,690

		1,252,947

U.S. Treasury Bills 66.7%

U.S. Treasury Bills
4.90%, 07/05/07	980	979
4.97%, 07/05/07	2,575	2,574
5.05%, 07/05/07	50,000	49,972
4.63%, 07/12/07	109,445	109,291
4.93%, 07/12/07	44,800	44,733
4.95%, 07/12/07	75,000	74,888
4.98%, 07/12/07	40,000	39,941
5.07%, 07/12/07	12,810	12,791
4.34%, 07/19/07	27,860	27,779
4.93%, 07/19/07	150,000	149,649
4.97%, 07/19/07	100,000	99,756
5.04%, 07/19/07	50,000	49,853
5.09%, 07/19/07	5,570	5,556
4.94%, 07/26/07	13,510	13,464
4.96%, 07/26/07	9,415	9,383
5.00%, 07/26/07	27,295	27,202
5.10%, 07/26/07	40,145	40,006
5.11%, 08/02/07	20,000	19,911
4.45%, 08/09/07	50,000	49,760
4.46%, 08/09/07	150,000	149,281
4.80%, 08/09/07	11,220	11,162
4.81%, 08/09/07	7,470	7,432
5.09%, 08/09/07	7,510	7,470
4.77%, 08/16/07	47,160	46,876
4.80%, 08/16/07	80,000	79,516
4.76%, 08/23/07	21,180	21,033
4.79%, 08/23/07	50,000	49,654
4.80%, 08/23/07	50,000	49,651
4.81%, 08/23/07	5,055	5,020
4.82%, 08/23/07	24,665	24,492
4.84%, 08/23/07	50,000	49,639
4.99%, 08/23/07	40,000	39,713
5.02%, 08/23/07	50,000	49,648
5.04%, 08/23/07	6,065	6,021
4.82%, 08/30/07	100,000	99,207
4.83%, 08/30/07	50,000	49,603
4.98%, 08/30/07	18,965	18,811
4.68%, 09/06/07	200,000	198,278
5.00%, 09/06/07	38,850	38,496
4.71%, 09/13/07	200,000	198,086
4.80%, 09/13/07	80,000	79,223
4.61%, 09/20/07	50,000	49,487
4.70%, 09/27/07	2,630	2,600
4.72%, 09/27/07	50,000	49,430
4.73%, 09/27/07	45,000	44,486
4.78%, 09/27/07	50,000	49,423
4.80%, 09/27/07	9,070	8,965
5.00%, 09/27/07	50,000	49,404
4.83%, 10/04/07	75,000	74,095
4.94%, 10/04/07	50,000	49,363
5.00%, 10/11/07	50,000	49,309

		2,532,362

Total U.S. Government Securities (Cost $3,785,309)		3,785,309

End of Investments.

At 06/30/07, the tax basis cost of the fund’s investments was $3,785,309.

16 See financial notes

Schwab U.S. Treasury Money Fund

Statement of
Assets and Liabilities
As of June 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$3,785,309
Cash		5
Receivables:
Investments sold		74,881
Interest		17,541
Prepaid expenses	+	45

Total assets		3,877,781

Liabilities
Payables:
Investments bought		74,095
Investment adviser and administrator fees		57
Transfer agent and shareholder services fees		124
Distributions to shareholders	+	6,826

Total liabilities		81,102

Net Assets
Total assets		3,877,781
Total liabilities	−	81,102

Net assets		$3,796,679
Net Assets by Source
Capital received from investors		3,797,583
Net realized capital losses		(904)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$3,796,679		3,797,791		$1.00

See financial notes 17

Schwab U.S. Treasury Money Fund

Statement of
Operations
For January 1, 2007 through June 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Interest		$93,224

Net Realized Gains and Losses
Net realized gains on investments		167

Expenses
Investment adviser and administrator fees		6,088
Transfer agent and shareholder service fees		7,424
Registration fees		110
Portfolio accounting fees		58
Shareholder reports		47
Custodian fees		37
Trustees’ fees		18
Professional fees		17
Other expenses	+	18

Total expenses		13,817
Expense reduction by adviser and Schwab	−	2,588

Net expenses		11,229

Increase in Net Assets from Operations
Total investment income		93,224
Net expenses	−	11,229

Net investment income		81,995
Net realized gains	+	167

Increase in net assets from operations		$82,162

18 See financial notes

Schwab U.S. Treasury Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/07-06/30/07	1/1/06-12/31/06
Net investment income		$81,995	$140,319
Net realized gains and losses	+	167	(116)

Increase in net assets from operations		82,162	140,203

Distributions to shareholders
Distributions from net investment income		81,995	140,319

Transactions in Fund Shares*
Shares sold		8,104,722	13,136,670
Shares reinvested		73,872	138,181
Shares redeemed	+	(7,919,900)	(13,311,312)

Net transactions in fund shares		258,694	(36,461)

Net Assets
Beginning of period		3,537,818	3,574,395
Total increase /decrease	+	258,861	(36,577)

End of period		$3,796,679	$3,537,818

See financial notes 19

Schwab Value Advantage Money Fund ®

Financial Statements

Financial Highlights

	1/1/07-		1/1/06-	1/1/05-	1/1/04-	1/1/03-	1/1/02-
Investor Shares	6/30/07*		12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.02		0.05	0.03	0.01	0.01	0.02

Less distributions:
Distributions from net investment income	(0.02)		(0.05)	(0.03)	(0.01)	(0.01)	(0.02)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	2.46	[1]	4.72	2.86	0.98	0.80	1.55

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	[2]	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.55	[2]	0.57	0.56	0.56	0.55	0.54
Net investment income	4.91	[2]	4.65	2.83	0.97	0.81	1.55
Net assets, end of period ($ x 1,000,000)	36,945		33,206	24,112	23,365	28,860	38,728

	1/1/07-		1/1/06-	1/1/05-	1/1/04-	2/28/03-[3]
Select Shares	6/30/07*		12/31/06	12/31/05	12/31/04	12/31/03

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.03		0.05	0.03	0.01	0.01

Less distributions:
Distributions from net investment income	(0.03)		(0.05)	(0.03)	(0.01)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	2.51	[1]	4.82	2.96	1.09	0.72	[1]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[2]	0.35	0.35	0.35	0.35	[2]
Gross operating expenses	0.45	[2]	0.53	0.56	0.56	0.55	[2]
Net investment income	5.01	[2]	4.79	3.03	1.10	0.83	[2]
Net assets, end of period ($ x 1,000,000)	5,951		5,158	2,325	1,209	1,013

*	Unaudited.
[1]	Not annualized.
[2]	Annualized.
[3]	Commencement of operations.

20 See financial notes

Schwab Value Advantage Money Fund ®

Financial Highlights continued

	1/1/07-		1/1/06-	1/1/05-	1/1/04-	1/1/03-	7/1/02-[1]
Institutional Shares	6/30/07 *		12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.03		0.05	0.03	0.01	0.01	0.01

Less distributions:
Distributions from net investment income	(0.03)		(0.05)	(0.03)	(0.01)	(0.01)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	2.57	[2]	4.94	3.08	1.20	1.01	0.81	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.24	[3]	0.24	0.24	0.24	0.24	0.24	[3]
Gross operating expenses	0.34	[3]	0.49	0.56	0.56	0.55	0.55	[3]
Net investment income	5.12	[3]	4.90	3.11	1.20	1.00	1.57	[3]
Net assets, end of period ($ x 1,000,000)	3,807		3,817	1,929	1,054	720	521

	1/1/07		10/5/06-[1]
Institutional Prime Shares	6/30/07*		12/31/06

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00

Income from investment operations:
Net investment income	0.03		0.01

Less distributions:
Distributions from net investment income	(0.03)		(0.01)

Net asset value at end of period	1.00		1.00

Total return (%)	2.58	[2]	1.25	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[3]	0.21	[3]
Gross operating expenses	0.32	[3]	0.36	[3]
Net investment income	5.15	[3]	5.18	[3]
Net assets, end of period ($ x 1,000,000)	3,330		1,693

*	Unaudited.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See financial notes 21

Schwab Value Advantage Money Fund

Portfolio Holdings as of June 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

81.0%	Fixed-Rate Obligations	40,529,683	40,529,683
16.0%	Variable-Rate Obligations	7,992,148	7,992,148
2.6%	Other Investments	1,315,097	1,315,097

99.6%	Total Investments	49,836,928	49,836,928
0.4%	Other Assets and Liabilities		196,392

100.0%	Net Assets		50,033,320

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 81.0% of net assets

Bank Notes 1.7%

Bank of America, N.A.
5.33%, 07/09/07	144,000	144,000
5.29%, 07/13/07	9,000	9,000
5.35%, 07/30/07	11,000	11,000
5.30%, 08/20/07	85,000	85,000
5.31%, 08/27/07	502,000	502,000
5.31%, 09/04/07	82,000	82,000
5.30%, 11/14/07	23,000	23,000

		856,000

Certificates of Deposit 26.0%

Abbey National Treasury Services PLC
5.29%, 07/13/07 (a)	87,000	87,000
5.27%, 08/09/07 (a)	150,000	150,000
ABN AMRO Bank N.V.
5.30%, 10/31/07	460,000	460,000
5.32%, 11/26/07	45,000	45,000
5.30%, 12/19/07	145,000	145,000
5.34%, 02/04/08	263,000	263,000
Alliance & Leicester PLC
5.31%, 07/24/07	93,000	93,000
5.31%, 08/28/07	61,000	61,000
5.32%, 08/28/07	75,000	75,000
Allied Irish Banks PLC
5.33%, 09/26/07	65,000	65,000
Banco Bilbao Vizcaya Argentaria S.A.
5.29%, 07/17/07	275,000	275,000
5.31%, 08/08/07	95,000	95,000
5.30%, 08/10/07	367,000	367,000
Bank of Ireland
5.35%, 08/09/07	15,000	15,000
5.32%, 01/23/08	55,000	55,001
Bank of Montreal
5.32%, 11/20/07	29,000	28,999
5.37%, 03/20/08	120,000	120,000
Barclays Bank PLC
5.31%, 07/12/07	232,000	232,000
5.31%, 07/16/07	105,000	105,000
5.30%, 07/24/07	121,000	121,000
5.31%, 08/01/07	15,000	15,000
5.34%, 08/02/07	185,000	185,000
5.31%, 08/08/07	203,000	203,000
5.34%, 12/03/07	9,000	9,000
5.32%, 02/22/08	12,000	12,000
Bayerische Hypo- und Vereinsbank AG
5.31%, 07/16/07	35,000	35,000
5.31%, 08/03/07	80,000	80,000
Bayerische Landesbank
5.31%, 07/16/07	190,000	190,000
BNP Paribas
5.30%, 07/10/07	12,000	12,000
5.32%, 10/15/07	414,000	414,000
5.30%, 10/31/07	45,000	45,000
5.31%, 11/01/07	356,000	356,000
5.31%, 11/05/07	122,000	122,000
5.31%, 11/07/07	6,000	6,000
5.31%, 11/15/07	10,000	10,000
Calyon
5.35%, 08/28/07	50,000	50,000
5.30%, 10/12/07	30,000	30,000
5.31%, 01/31/08	98,000	98,000
Canadian Imperial Bank of Commerce
5.32%, 07/10/07	185,000	185,000
5.32%, 07/12/07	168,000	168,000
5.33%, 10/12/07	8,000	8,000
Citibank, N.A.
5.33%, 09/21/07	88,000	88,000
Commerzbank AG
5.33%, 10/03/07	37,000	37,000
Credit Agricole S.A.
5.33%, 07/11/07	14,000	14,000
5.35%, 08/06/07	50,000	50,000
5.31%, 10/12/07	187,000	187,000
5.31%, 11/07/07	29,000	29,000
5.32%, 11/19/07	125,000	124,994
5.30%, 01/15/08	264,000	264,000
Credit Suisse
5.33%, 07/11/07	400,000	400,000
5.31%, 07/26/07	61,000	61,000
5.31%, 11/07/07	150,000	150,000
5.32%, 11/26/07	14,500	14,500
5.37%, 03/20/08	170,000	170,000
DePfa Bank PLC
5.31%, 07/05/07	24,000	24,000

22 See financial notes

Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.34%, 07/11/07	15,000	15,000
5.34%, 07/17/07	40,000	40,000
5.31%, 08/03/07	18,000	18,000
5.37%, 02/20/08	65,000	65,000
Deutsche Bank AG
5.31%, 07/09/07	263,000	263,000
5.32%, 07/10/07	323,000	323,000
5.33%, 07/19/07	143,000	143,000
5.35%, 08/07/07	26,000	26,000
5.35%, 08/08/07	40,000	40,000
5.33%, 10/09/07	29,000	29,000
5.30%, 10/10/07	20,000	20,000
5.31%, 10/11/07	34,000	34,000
5.32%, 11/19/07	17,000	16,999
5.41%, 02/11/08	227,000	227,000
Dresdner Bank AG
5.29%, 07/09/07	39,000	39,000
5.29%, 07/11/07	147,000	147,000
5.31%, 07/16/07	41,000	41,000
Fortis Bank
5.29%, 07/18/07	112,000	112,000
5.31%, 08/03/07	85,000	85,000
5.31%, 11/16/07	150,000	150,000
5.34%, 03/04/08	66,000	66,000
HBOS Treasury Services PLC
5.30%, 07/02/07 (a)	95,000	95,000
5.32%, 07/23/07 (a)	10,000	9,999
5.33%, 08/20/07 (a)	19,000	19,000
5.32%, 10/18/07 (a)	63,000	63,000
5.33%, 11/29/07 (a)	50,000	50,000
5.31%, 02/22/08 (a)	19,000	19,000
5.34%, 03/03/08 (a)	20,000	20,000
HSBC BANK PLC
5.31%, 08/08/07	62,000	62,000
ING Bank N.V.
5.32%, 08/02/07	195,000	195,000
5.34%, 08/21/07	125,000	125,000
5.33%, 09/05/07	192,000	192,000
5.33%, 11/30/07	19,000	19,000
Intesa Sanpaolo
5.30%, 09/24/07	120,000	120,000
5.32%, 11/26/07	121,000	121,000
Landesbank Baden-Wurttemberg
5.35%, 08/06/07	35,000	35,000
5.33%, 08/20/07	122,000	122,000
5.30%, 09/06/07	80,000	79,994
5.32%, 11/14/07	40,000	40,000
Landesbank Hessen-Thuringen Girozentrale
5.30%, 07/27/07	10,000	10,000
Mitsubishi UFJ Trust & Banking Corp.
5.33%, 07/12/07	50,000	50,000
5.31%, 07/20/07	50,000	50,000
5.33%, 08/06/07	20,000	20,000
5.34%, 09/27/07	33,000	33,000
5.33%, 10/15/07	40,000	40,000
5.32%, 10/31/07	23,000	23,000
5.38%, 11/16/07	15,000	15,000
Mizuho Corporate Bank Ltd.
5.33%, 08/22/07	165,000	165,000
5.33%, 08/23/07	236,000	236,000
Northern Rock PLC
5.30%, 07/06/07	65,000	65,000
5.32%, 09/24/07	100,000	100,000
Rabobank Nederland
5.29%, 09/12/07	45,000	44,996
Royal Bank of Canada
5.34%, 02/04/08	175,000	175,000
Skandinaviska Enskilda Banken AB
5.31%, 07/06/07	195,000	195,000
5.35%, 07/31/07	14,000	14,000
5.28%, 09/28/07	25,000	25,000
5.34%, 12/03/07	35,000	35,000
Societe Generale
5.32%, 07/02/07	115,000	115,000
5.33%, 07/19/07	76,000	76,000
5.30%, 08/03/07	15,000	15,000
5.31%, 10/12/07	65,000	65,000
5.30%, 10/29/07	24,000	24,000
5.34%, 10/29/07	41,000	41,002
5.39%, 03/12/08	19,000	19,000
5.37%, 03/26/08	50,000	50,000
Sumitomo Trust & Banking Co.
5.36%, 08/06/07	100,000	100,000
5.35%, 08/20/07	21,000	21,000
Svenska Handelsbanken AB
5.34%, 10/26/07	17,000	16,998
Toronto Dominion Bank
5.32%, 07/11/07	65,000	65,000
5.31%, 11/20/07	22,000	22,000
5.34%, 02/04/08	100,000	100,000
5.34%, 03/28/08	75,000	75,000
Unicredito Italiano S.p.A.
5.35%, 08/13/07	66,000	66,000
5.33%, 08/28/07	123,000	123,000
5.31%, 11/13/07	90,000	90,000
5.33%, 11/26/07	49,000	49,000
5.33%, 11/30/07	250,000	250,000
5.35%, 12/27/07	187,000	187,000
Washington Mutual Bank
5.33%, 08/20/07	24,000	24,000
5.30%, 10/19/07	89,000	89,000
Wilmington Trust Co.
5.31%, 10/18/07	46,000	46,000

		13,016,482

Commercial Paper & Other Corporate Obligations 52.7%

Alliance & Leicester PLC
5.29%, 07/13/07 (c)	18,975	18,942
5.31%, 08/21/07 (c)	149,200	148,092
Amstel Funding Corp.
5.31%, 07/23/07 (b)(c)	27,114	27,027
5.31%, 08/02/07 (b)(c)	112,000	111,479
Amsterdam Funding Corp.
5.30%, 07/09/07 (a)(b)(c)	35,000	34,959
5.30%, 07/17/07 (a)(b)(c)	35,000	34,918
5.31%, 07/18/07 (a)(b)(c)	100,000	99,750
5.30%, 07/25/07 (a)(b)(c)	50,000	49,824
Anglo Irish Bank Corp. PLC
5.31%, 08/01/07 (c)	41,000	40,815
ANZ National (Int’l) Ltd.
5.32%, 11/26/07 (a)	245,000	239,783
Aquinas Funding, L.L.C.
5.33%, 07/06/07 (a)(b)(c)	15,000	14,989
5.33%, 08/30/07 (a)(b)(c)	35,000	34,692
5.33%, 09/14/07 (a)(b)(c)	12,500	12,363

See financial notes 23

Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.33%, 09/20/07 (a)(b)(c)	50,687	50,087
5.31%, 10/10/07 (a)(b)(c)	20,544	20,246
5.31%, 10/23/07 (a)(b)(c)	16,000	15,738
5.31%, 11/02/07 (a)(b)(c)	14,091	13,840
5.31%, 11/16/07 (a)(b)(c)	29,000	28,426
5.33%, 11/29/07 (a)(b)(c)	35,964	35,181
Atlantic Asset Securitization, L.L.C.
5.29%, 07/06/07 (a)(b)(c)	44,202	44,170
5.31%, 07/18/07 (a)(b)(c)	30,134	30,059
5.31%, 07/30/07 (a)(b)(c)	90,000	89,617
5.31%, 08/21/07 (a)(b)(c)	40,517	40,216
5.32%, 08/27/07 (a)(b)(c)	28,954	28,713
5.32%, 09/07/07 (a)(b)(c)	45,000	44,554
5.34%, 09/17/07 (a)(b)(c)	27,000	26,692
Atlantis One Funding Corp.
5.30%, 07/20/07 (b)(c)	279,000	278,234
5.31%, 08/09/07 (b)(c)	225,000	223,724
5.35%, 08/14/07 (b)(c)	83,000	82,472
5.33%, 08/16/07 (b)(c)	10,735	10,664
5.34%, 08/24/07 (b)(c)	94,000	93,268
5.33%, 09/26/07 (b)(c)	7,000	6,911
5.31%, 10/18/07 (b)(c)	6,000	5,906
5.32%, 10/18/07 (b)(c)	137,046	134,897
5.30%, 10/30/07 (b)(c)	23,000	22,601
5.32%, 11/26/07 (b)(c)	11,000	10,766
5.37%, 02/14/08 (b)(c)	200,000	193,439
Bank of America Corp.
5.31%, 07/06/07	73,000	72,948
5.29%, 07/16/07	15,000	14,968
5.33%, 07/19/07	124,000	123,678
5.32%, 09/07/07	464,000	459,399
5.32%, 09/13/07	204,000	201,801
5.33%, 09/19/07	275,000	271,789
5.31%, 09/21/07	35,000	34,586
5.33%, 09/27/07	270,000	266,528
5.31%, 10/17/07	149,000	146,680
5.32%, 11/26/07	163,000	159,530
Bank of Ireland
5.34%, 07/19/07 (c)	92,000	91,764
5.34%, 08/06/07 (c)	74,000	73,615
5.35%, 08/07/07 (c)	76,000	75,593
5.31%, 10/12/07 (c)	22,000	21,675
5.31%, 11/08/07 (c)	23,000	22,570
Barclays US Funding Corp.
5.33%, 08/17/07 (a)	155,000	153,951
Bear Stearns Companies, Inc.
5.38%, 07/02/07	70,000	69,990
5.35%, 07/06/07	100,000	99,928
5.30%, 07/12/07	150,000	149,761
5.35%, 08/03/07	124,000	123,408
Beethoven Funding Corp.
5.32%, 07/20/07 (a)(b)(c)	46,000	45,873
5.33%, 09/10/07 (a)(b)(c)	147,000	145,475
5.34%, 09/17/07 (a)(b)(c)	31,000	30,646
5.34%, 09/20/07 (a)(b)(c)	49,000	48,419
Beta Finance, Inc.
5.31%, 08/22/07 (b)(c)	14,000	13,894
5.33%, 09/25/07 (b)(c)	40,000	39,497
5.31%, 10/22/07 (b)(c)	50,000	49,189
Cancara Asset Securitization, L.L.C.
5.31%, 08/23/07 (a)(b)(c)	59,021	58,566
5.33%, 09/13/07 (a)(b)(c)	86,167	85,235
5.33%, 09/20/07 (a)(b)(c)	247,792	244,859
5.32%, 10/11/07 (a)(b)(c)	20,000	19,706
5.34%, 11/30/07 (a)(b)(c)	38,008	37,174
Catholic Health Initiative
5.33%, 07/10/07 (a)	123,000	123,000
CC (USA), Inc.
5.33%, 08/22/07 (b)(c)	40,000	39,700
5.34%, 08/28/07 (b)(c)	23,000	22,808
5.34%, 09/19/07 (b)(c)	63,000	62,264
5.34%, 09/24/07 (b)(c)	16,000	15,801
Citigroup Funding, Inc.
5.29%, 07/06/07 (a)	100,000	99,927
5.31%, 07/16/07 (a)	63,000	62,862
5.30%, 07/17/07 (a)	100,000	99,766
5.31%, 07/23/07 (a)	100,000	99,680
5.31%, 07/24/07 (a)	440,000	438,527
5.31%, 07/26/07 (a)	350,000	348,726
5.31%, 07/27/07 (a)	200,000	199,243
5.31%, 08/01/07 (a)	53,000	52,761
5.30%, 08/06/07 (a)	175,000	174,085
5.30%, 08/07/07 (a)	180,000	179,032
5.31%, 08/09/07 (a)	53,000	52,699
5.30%, 08/17/07 (a)	65,000	64,558
5.31%, 08/20/07 (a)	71,000	70,483
5.33%, 09/13/07 (a)	30,000	29,676
5.33%, 09/19/07 (a)	20,000	19,766
5.33%, 09/20/07 (a)	7,000	6,917
5.32%, 11/14/07 (a)	16,000	15,687
Clipper Receivables Co., L.L.C.
5.30%, 07/18/07 (a)(b)(c)	41,000	40,898
5.31%, 07/18/07 (a)(b)(c)	150,000	149,625
Cobbler Funding, L.L.C.
5.32%, 07/25/07 (b)(c)	44,000	43,846
5.34%, 07/25/07 (b)(c)	150,000	149,468
5.33%, 08/15/07 (b)(c)	10,000	9,934
5.35%, 09/28/07 (b)(c)	9,000	8,883
Commerzbank US Finance, Inc.
5.32%, 09/10/07	163,000	161,312
Concord Minutemen Capital Co., Class C
5.30%, 07/03/07 (a)(b)(c)	405,000,	404,881
Concord Minutemen Capital Co., Series A
5.30%, 07/09/07 (a)(b)(c)	38,000	37,956
5.34%, 07/13/07 (a)(b)(c)	153,975	153,708
5.31%, 07/13/07 (a)(b)(c)	4,000	3,993
5.31%, 07/23/07 (a)(b)(c)	20,474	20,408
5.35%, 08/01/07 (a)(b)(c)	50,000	49,776
5.31%, 08/20/07 (a)(b)(c)	7,885	7,828
5.33%, 08/22/07 (a)(b)(c)	65,000	64,512
5.33%, 09/17/07 (a)(b)(c)	108,731	107,492
5.32%, 10/16/07 (a)(b)(c)	75,210	74,052
Crown Point Capital Co., L.L.C.
5.31%, 07/25/07 (a)(b)(c)	265,838	264,909
5.31%, 08/07/07 (a)(b)(c)	124,000	123,333
5.33%, 10/19/07 (a)(b)(c)	73,000	71,842
Dakota CP Notes of Citibank Credit Card Issuance Trust
5.31%, 07/03/07 (b)(c)	50,000	49,985
5.31%, 07/12/07 (b)(c)	155,000	154,752
5.31%, 08/07/07 (b)(c)	75,000	74,596
5.32%, 09/07/07 (b)(c)	180,000	178,215
5.33%, 09/13/07 (b)(c)	26,000	25,719
5.33%, 09/14/07 (b)(c)	80,000	79,125
5.33%, 09/18/07 (b)(c)	50,400	49,818
5.34%, 09/18/07 (b)(c)	25,000	24,711
5.33%, 09/20/07 (b)(c)	44,948	44,416

24 See financial notes

Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.33%, 09/21/07 (b)(c)	275,000	271,705
Danske Corp.
5.30%, 12/19/07 (a)(c)	154,000	150,242
5.30%, 02/22/08 (a)(c)	115,000	111,163
Dexia Delaware, L.L.C.
5.30%, 07/20/07 (a)	359,000	358,010
5.35%, 08/09/07 (a)	37,000	36,791
DnB NOR Bank ASA
5.31%, 08/16/07	45,000	44,700
5.32%, 10/12/07	39,200	38,619
5.32%, 10/18/07	50,000	49,216
Dorada Finance, Inc.
5.29%, 07/06/07 (b)(c)	12,000	11,991
5.32%, 09/10/07 (b)(c)	27,000	26,720
5.32%, 09/11/07 (b)(c)	85,000	84,108
5.33%, 09/20/07 (b)(c)	24,000	23,716
Fairway Finance Co., L.L.C.
5.30%, 07/18/07 (a)(b)(c)	30,845	30,768
5.31%, 07/27/07 (a)(b)(c)	57,463	57,244
Falcon Asset Securitization Corp.
5.30%, 07/03/07 (a)(b)(c)	75,676	75,654
5.33%, 07/18/07 (a)(b)(c)	26,000	25,935
5.31%, 07/20/07 (a)(b)(c)	50,000	49,860
5.33%, 07/26/07 (a)(b)(c)	145,653	145,116
5.33%, 07/27/07 (a)(b)(c)	25,559	25,461
5.31%, 07/31/07 (a)(b)(c)	65,971	65,681
Five Finance, Inc.
5.31%, 07/24/07 (b)(c)	19,000	18,936
5.31%, 08/03/07 (b)(c)	10,000	9,952
5.33%, 08/17/07 (b)(c)	30,000	29,797
5.31%, 08/22/07 (b)(c)	25,000	24,811
5.34%, 08/28/07 (b)(c)	60,000	59,497
5.33%, 09/27/07 (b)(c)	4,000	3,949
5.34%, 09/28/07 (b)(c)	20,000	19,739
5.32%, 10/15/07 (b)(c)	19,000	18,710
5.32%, 11/20/07 (b)(c)	50,000	48,978
5.33%, 11/20/07 (b)(c)	24,000	23,508
Galaxy Funding, Inc.
5.31%, 07/25/07 (b)(c)	25,000	24,913
5.31%, 08/01/07 (b)(c)	44,000	43,802
5.31%, 08/07/07 (b)(c)	19,000	18,898
5.33%, 09/18/07 (b)(c)	38,000	37,561
Gemini Securitization Corp., L.L.C.
5.31%, 08/06/07 (a)(b)(c)	30,000	29,843
5.30%, 08/07/07 (a)(b)(c)	100,000	99,463
5.31%, 08/08/07 (a)(b)(c)	25,000	24,862
5.31%, 08/09/07 (a)(b)(c)	35,000	34,802
5.32%, 08/27/07 (a)(b)(c)	10,000	9,917
5.33%, 09/10/07 (a)(b)(c)	16,000	15,834
5.33%, 09/17/07 (a)(b)(c)	4,000	3,954
5.33%, 09/24/07 (a)(b)(c)	9,000	8,888
General Electric Capital Corp.
5.35%, 07/02/07	300,000	299,955
5.34%, 07/13/07	205,000	204,645
5.32%, 02/19/08	231,000	223,345
5.38%, 03/04/08	12,000	11,574
5.33%, 03/20/08	15,000	14,438
General Electric Capital Services
5.31%, 07/05/07	269,000	268,846
General Electric Co.
5.34%, 08/03/07	270,000	268,713
Grampian Funding, L.L.C.
5.34%, 08/06/07 (a)(b)(c)	68,000	67,646
5.33%, 08/20/07 (a)(b)(c)	39,940	39,652
5.28%, 09/21/07 (a)(b)(c)	11,000	10,871
5.33%, 09/25/07 (a)(b)(c)	124,000	122,443
5.31%, 10/26/07 (a)(b)(c)	22,000	21,630
Greenwich Capital Holdings, Inc.
5.35%, 12/14/07 (a)(c)	97,000	94,676
HBOS Treasury Services PLC
5.33%, 07/18/07 (a)	13,000	12,968
HSBC U.S.A., Inc.
5.29%, 09/20/07	25,000	24,710
5.30%, 10/23/07	15,000	14,755
HSH Nordbank AG
5.31%, 08/01/07	135,000	134,391
5.30%, 10/26/07	53,000	52,111
ING (U. S.) Funding, L.L.C.
5.31%, 07/12/07 (a)	23,000	22,964
Intesa Funding, L.L.C.
5.32%, 09/06/07 (a)	216,000	213,890
5.30%, 11/15/07 (a)	208,000	203,914
Irish Life & Permanent PLC
5.33%, 07/16/07 (c)	40,000	39,913
5.35%, 08/13/07 (c)	6,000	5,963
5.34%, 08/22/07 (c)	11,000	10,917
5.34%, 09/24/07 (c)	5,080	5,017
Jupiter Securitization Corp.
5.33%, 07/25/07 (a)(b)(c)	51,228	51,047
5.34%, 07/25/07 (a)(b)(c)	50,938	50,757
K2 (USA), L.L.C.
5.31%, 07/17/07 (b)(c)	12,000	11,972
5.31%, 07/23/07 (b)(c)	54,800	54,625
5.31%, 07/26/07 (b)(c)	47,000	46,829
5.31%, 07/27/07 (b)(c)	29,000	28,890
5.31%, 08/01/07 (b)(c)	13,700	13,638
5.35%, 08/14/07 (b)(c)	15,000	14,905
5.34%, 08/23/07 (b)(c)	20,000	19,847
5.31%, 08/24/07 (b)(c)	16,700	16,569
5.30%, 10/25/07 (b)(c)	25,000	24,584
5.31%, 11/06/07 (b)(c)	9,500	9,325
5.30%, 11/13/07 (b)(c)	17,500	17,161
Kitty Hawk Funding Corp.
5.31%, 07/17/07 (a)(b)(c)	180,000	179,577
5.31%, 07/25/07 (a)(b)(c)	10,000	9,965
5.33%, 07/26/07 (a)(b)(c)	61,000	60,775
5.34%, 08/01/07 (a)(b)(c)	157,301	156,582
5.31%, 08/13/07 (a)(b)(c)	70,000	69,560
Landesbank Baden-Wurttemberg
5.33%, 09/26/07	133,000	131,309
Lexington Parker Capital Co., L.L.C.
5.31%, 07/09/07 (a)(b)(c)	25,339	25,310
5.33%, 08/21/07 (a)(b)(c)	16,000	15,882
5.34%, 10/05/07 (a)(b)(c)	56,000	55,215
5.31%, 11/05/07 (a)(b)(c)	10,000	9,818
Links Finance, L.L.C.
5.31%, 07/13/07 (b)(c)	50,000	49,913
5.31%, 07/25/07 (b)(c)	16,000	15,944
5.32%, 11/09/07 (b)(c)	30,000	29,433
Mane Funding Corp.
5.32%, 08/13/07 (b)(c)	17,751	17,639
5.33%, 09/20/07 (b)(c)	97,050	95,901
5.34%, 09/27/07 (b)(c)	71,425	70,506
Merrill Lynch & Co., Inc.
5.31%, 11/09/07	200,000	196,245
5.31%, 11/16/07	105,000	102,923

See financial notes 25

Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Mont Blanc Capital Corp.
5.31%, 08/21/07 (a)(b)(c)	20,000	19,852
5.34%, 09/21/07 (a)(b)(c)	10,000	9,880
Morgan Stanley
5.32%, 07/16/07	12,000	11,974
5.33%, 07/18/07	35,000	34,914
5.34%, 07/19/07	25,000	24,935
5.31%, 08/24/07	72,000	71,437
5.31%, 10/26/07	252,000	247,766
Nationwide Building Society U.S.
5.32%, 07/10/07	180,000	179,767
5.30%, 07/23/07	7,000	6,978
5.35%, 08/09/07	106,000	105,402
5.33%, 09/14/07	50,000	49,452
Natixis Commercial Paper Corp. (CNCE)
5.29%, 07/19/07 (a)	274,000	273,279
5.29%, 08/10/07 (a)	61,000	60,648
5.31%, 08/10/07 (a)	100,000	99,419
Nieuw Amsterdam Receivables Corp.
5.30%, 07/03/07 (a)(b)(c)	20,000	19,994
5.29%, 07/12/07 (a)(b)(c)	10,000	9,984
5.30%, 07/18/07 (a)(b)(c)	19,498	19,450
5.31%, 07/23/07 (a)(b)(c)	193,356	192,737
5.32%, 07/27/07 (a)(b)(c)	16,000	15,939
5.31%, 08/01/07 (a)(b)(c)	40,000	39,820
Nordea North America, Inc.
5.33%, 07/11/07 (a)	100,000	99,856
5.30%, 08/03/07 (a)	55,000	54,736
Northern Rock PLC
5.31%, 08/03/07	67,000	66,679
5.30%, 08/06/07	38,000	37,801
5.33%, 09/25/07	65,000	64,183
5.34%, 10/09/07	27,000	26,607
Park Avenue Receivables
5.31%, 07/18/07 (a)(b)(c)	69,000	68,828
5.33%, 07/23/07 (a)(b)(c)	222,855	222,133
5.34%, 07/25/07 (a)(b)(c)	17,721	17,658
Park Granada, L.L.C.
5.30%, 07/06/07 (b)(c)	100,000	99,927
5.32%, 08/06/07 (b)(c)	60,000	59,687
5.33%, 09/04/07 (b)(c)	28,000	27,737
5.31%, 09/25/07 (b)(c)	99,000	97,776
Picaros Funding, L.L.C.
5.32%, 07/06/07 (a)(b)(c)	28,000	27,980
5.33%, 09/12/07 (a)(b)(c)	137,000	135,539
5.31%, 10/30/07 (a)(b)(c)	50,000	49,131
Santander Central Hispano Finance (Delaware), Inc.
5.33%, 08/16/07 (a)	239,700	238,110
5.32%, 11/15/07 (a)	16,000	15,684
Scaldis Capital Ltd.
5.32%, 07/16/07 (a)(b)(c)	50,000	49,890
5.33%, 07/25/07 (a)(b)(c)	23,128	23,046
5.33%, 09/13/07 (a)(b)(c)	27,000	26,708
5.33%, 11/27/07 (a)(b)(c)	20,539	20,097
Sedna Finance, Inc.
5.31%, 07/12/07 (b)(c)	86,000	85,862
5.31%, 07/30/07 (b)(c)	50,000	49,789
5.31%, 08/03/07 (b)(c)	15,000	14,928
5.33%, 09/24/07 (b)(c)	5,000	4,939
5.32%, 10/11/07 (b)(c)	16,000	15,765
5.41%, 06/13/08 (b)(c)	19,000	19,000
Sigma Finance, Inc.
5.31%, 07/09/07 (b)(c)	53,000	52,939
5.33%, 07/16/07 (b)(c)	50,000	49,891
5.33%, 09/13/07 (b)(c)	75,000	74,189
5.32%, 10/11/07 (b)(c)	25,000	24,633
5.31%, 10/23/07 (b)(c)	7,000	6,885
5.34%, 11/29/07 (b)(c)	168,000	164,339
5.33%, 11/29/07 (b)(c)	50,000	48,912
5.33%, 11/30/07 (b)(c)	137,000	133,998
5.36%, 12/21/07 (b)(c)	7,000	6,824
5.40%, 03/12/08 (b)(c)	10,000	9,633
Skandinaviska Enskilda Banken AB
5.35%, 08/13/07	7,000	6,957
5.33%, 08/20/07	128,000	127,077
5.30%, 10/22/07	73,000	71,818
5.33%, 11/29/07	22,000	21,522
Societe Generale North America, Inc.
5.32%, 07/12/07 (a)	70,000	69,889
5.34%, 08/08/07 (a)	17,000	16,907
5.33%, 08/21/07 (a)	50,000	49,632
Solitaire Funding, L.L.C.
5.31%, 07/18/07 (a)(b)(c)	150,000	149,625
5.31%, 08/13/07 (a)(b)(c)	22,000	21,862
5.33%, 09/25/07 (a)(b)(c)	50,000	49,372
Stanfield Victoria Funding
5.31%, 07/23/07 (b)(c)	35,000	34,888
5.31%, 07/25/07 (b)(c)	7,000	6,976
5.31%, 08/01/07 (b)(c)	30,000	29,865
5.31%, 08/21/07 (b)(c)	19,000	18,859
5.33%, 09/11/07 (b)(c)	15,000	14,843
5.35%, 09/25/07 (b)(c)	15,000	14,812
5.33%, 09/25/07 (b)(c)	15,000	14,811
5.33%, 09/27/07 (b)(c)	35,000	34,550
Svenska Handelsbanken, Inc.
5.30%, 07/23/07 (a)	92,000	91,706
Swedbank AB
5.30%, 08/09/07	139,000	138,212
5.31%, 08/14/07	18,000	17,885
5.32%, 08/15/07	30,000	29,806
5.31%, 09/05/07	18,000	17,827
Swedbank Mortgage AB
5.32%, 08/14/07	239,000	237,475
5.32%, 08/15/07	49,000	48,680
The Goldman Sachs Group, Inc.
5.31%, 08/13/07	140,000	139,126
5.33%, 11/14/07	54,000	52,939
5.31%, 11/16/07	120,000	117,629
Thunder Bay Funding, L.L.C.
5.31%, 07/16/07 (a)(b)(c)	44,717	44,619
5.31%, 07/26/07 (a)(b)(c)	5,101	5,082
5.33%, 09/14/07 (a)(b)(c)	47,513	46,992
5.33%, 09/24/07 (a)(b)(c)	42,976	42,442
Ticonderoga Funding, L.L.C.
5.30%, 07/24/07 (a)(b)(c)	277,000	276,067
5.31%, 07/25/07 (a)(b)(c)	100,000	99,648
5.33%, 07/30/07 (a)(b)(c)	38,000	37,838
5.35%, 08/02/07 (a)(b)(c)	9,000	8,957
5.32%, 08/30/07 (a)(b)(c)	65,000	64,431
UBS Finance (Delaware), Inc.
5.43%, 07/02/07 (a)	150,000	149,978
5.30%, 07/03/07 (a)	38,000	37,989
5.29%, 07/05/07 (a)	200,000	199,886
5.32%, 07/13/07 (a)	206,000	205,645
5.33%, 07/16/07 (a)	62,000	61,866
5.29%, 07/17/07 (a)	14,346	14,313

26 See financial notes

Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.34%, 08/02/07 (a)	121,000	120,441
5.31%, 08/02/07 (a)	30,200	30,059
5.30%, 08/02/07 (a)	20,000	19,907
5.35%, 08/10/07 (a)	15,000	14,913
5.35%, 08/13/07 (a)	85,000	84,472
5.35%, 08/14/07 (a)	207,000	205,683
5.33%, 08/14/07 (a)	25,000	24,841
5.30%, 08/20/07 (a)	195,000	193,589
5.33%, 08/23/07 (a)	20,000	19,847
5.31%, 10/09/07 (a)	150,000	147,844
5.32%, 10/16/07 (a)	7,000	6,892
Unicredito Italiano Bank (Ireland) PLC
5.31%, 08/02/07 (a)(c)	49,000	48,772
5.36%, 08/07/07 (a)(c)	13,000	12,930
5.34%, 12/04/07 (a)(c)	9,000	8,797
Variable Funding Capital Corp.
5.48%, 07/02/07 (a)(b)(c)	164,000	163,975
5.46%, 07/02/07 (a)(b)(c)	165,000	164,975
5.30%, 07/17/07 (a)(b)(c)	22,000	21,948
Westpac Banking Corp.
5.34%, 08/06/07 (c)	94,000	93,511
5.35%, 08/08/07 (c)	54,000	53,703
5.31%, 11/07/07 (c)	185,000	181,576
5.30%, 11/16/07 (c)	5,000	4,901
Westpac Trust Securities NZ Ltd.
5.28%, 09/27/07 (a)(c)	145,000	143,178
5.34%, 10/09/07 (a)(c)	60,000	59,124
5.30%, 10/15/07 (a)(c)	15,000	14,772
5.30%, 10/18/07 (a)(c)	105,000	103,360
5.33%, 11/26/07 (a)(c)	6,000	5,872
Whistlejacket Capital, L.L.C.
5.31%, 07/11/07 (b)(c)	25,000	24,964
5.30%, 07/16/07 (b)(c)	63,000	62,862
5.31%, 07/23/07 (b)(c)	35,000	34,888
5.32%, 07/27/07 (b)(c)	9,027	8,993
5.30%, 07/30/07 (b)(c)	15,000	14,937
5.31%, 08/02/07 (b)(c)	35,000	34,837
5.31%, 08/20/07 (b)(c)	8,291	8,231
5.33%, 09/12/07 (b)(c)	12,000	11,872
5.32%, 10/15/07 (b)(c)	35,028	34,494
5.32%, 10/18/07 (b)(c)	16,000	15,749
5.31%, 11/13/07 (b)(c)	10,000	9,806
5.32%, 11/13/07 (b)(c)	10,000	9,806
5.33%, 11/29/07 (b)(c)	7,000	6,848
5.42%, 06/16/08 (b)(c)	34,000	34,000
Windmill Funding Corp.
5.30%, 07/09/07 (a)(b)(c)	50,000	49,941
5.31%, 07/16/07 (a)(b)(c)	49,000	48,892
5.30%, 07/17/07 (a)(b)(c)	95,000	94,778
5.30%, 07/19/07 (a)(b)(c)	25,000	24,934
Yorktown Capital, L.L.C.
5.32%, 08/17/07 (a)(b)(c)	55,000	54,621

		26,357,201

Promissory Notes 0.6%

Merrill Lynch & Co., Inc.
5.37%, 02/22/08 (c)(d)	300,000	300,000

Total Fixed-Rate Obligations (Cost $40,529,683)		40,529,683

Variable-Rate Obligations 16.0% of net assets

Access Loans for Learning Student Loan Corp.
5.37%, 07/05/07 (a)	27,800	27,800
Banco Espanol de Credito S.A.
5.33%, 07/18/07 (c)	100,000	100,000
Bank of Ireland
5.32%, 07/20/07 (c)	40,000	40,000
Bank of New York Co., Inc.
5.38%, 07/27/07 (c)	50,000	50,000
Bank of Nova Scotia
5.26%, 07/05/07	105,000	104,987
Barclays Bank PLC
5.28%, 07/05/07	240,000	240,000
5.28%, 07/16/07	75,000	74,993
Beta Finance, Inc.
5.32%, 07/25/07 (b)(c)	39,000	39,004
BNP Paribas
5.26%, 07/03/07	51,000	50,995
5.27%, 07/02/07	400,000	400,000
5.27%, 07/03/07	23,000	22,993
Canadian Imperial Bank of Commerce
5.41%, 07/13/07	100,000	100,000
5.32%, 07/23/07	10,000	10,000
5.36%, 07/30/07	39,000	39,000
5.40%, 07/30/07	165,000	165,000
5.39%, 08/15/07	18,000	18,000
Central Baptist Church of Hixson, TN
5.32%, 07/05/07 (a)	13,000	13,000
City of New Britain, CT
5.35%, 07/05/07 (a)	40,000	40,000
Commonwealth Bank of Australia
5.32%, 07/24/07 (c)	50,000	50,000
Danske Bank A/S
5.29%, 07/20/07	100,000	100,000
Deutsche Bank AG
5.40%, 07/06/07	311,000	311,009
5.39%, 07/12/07	42,000	42,001
5.38%, 07/23/07	300,000	300,000
Development Authority of Columbus, GA
5.34%, 07/05/07 (a)	4,825	4,825
General Electric Capital Corp.
5.45%, 07/17/07	225,000	225,000
J.P. Morgan Securities, Inc.
5.29%, 07/01/07 (c)	100,000	100,000
K2 (USA), L.L.C.
5.39%, 08/01/07 (b)(c)	9,000	9,004
5.34%, 09/20/07 (b)(c)	277,500	277,523
Lexington Parker Capital Co., L.L.C.
5.27%, 07/05/07 (a)(b)(c)	29,000	29,000
Liberty Lighthouse U.S. Capital Co., L.L.C.
5.29%, 07/02/07 (b)(c)	55,000	55,000
5.31%, 07/02/07 (b)(c)	22,000	21,997
5.28%, 07/16/07 (b)(c)	60,000	59,997
5.32%, 08/15/07 (b)(c)	43,000	42,993
5.37%, 08/20/07 (b)(c)	15,000	15,002
Links Finance, L.L.C.
5.30%, 07/09/07 (b)(c)	50,000	49,999
5.29%, 07/16/07 (b)(c)	10,000	10,000
5.32%, 07/16/07 (b)(c)	93,000	93,013
5.29%, 07/25/07 (b)(c)	20,000	19,998
5.32%, 09/20/07 (b)(c)	94,000	93,996

See financial notes 27

Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Loanstar Assets Partners II, L.P.
5.36%, 07/05/07 (a)	25,000	25,000
Merlot 2000 B
5.49%, 07/05/07 (a)(c)	30,000	30,000
Merrill Lynch & Co., Inc.
5.33%, 07/16/07	75,000	75,000
5.30%, 07/18/07	150,000	150,000
5.29%, 07/27/07	50,000	50,000
Met Life Insurance Co. of CT
5.36%, 07/01/07 (d)	25,000	25,000
5.39%, 07/18/07 (d)	100,000	100,000
5.34%, 07/27/07 (d)	25,000	25,000
Metropolitan Life Insurance Co.
5.36%, 07/02/07 (d)	100,000	100,000
Morgan Stanley
5.36%, 07/03/07	140,000	140,000
New Jersey Economic Development Authority
5.30%, 07/02/07 (a)	5,300	5,300
Nordea Bank AB
5.31%, 07/09/07 (c)	50,000	50,000
5.33%, 07/11/07 (c)	80,000	80,000
Royal Bank of Canada
5.27%, 07/05/07	155,000	154,965
5.37%, 07/10/07	40,000	40,000
Royal Bank of Scotland PLC
5.36%, 07/11/07 (c)	11,000	11,003
5.26%, 07/16/07	92,000	91,996
5.33%, 07/23/07 (c)	20,000	20,000
5.27%, 07/26/07	207,000	206,955
5.41%, 10/09/07	243,000	243,000
5.36%, 09/21/07 (c)	130,000	130,017
Sedna Finance, Inc.
5.31%, 07/10/07 (b)(c)	14,000	13,998
5.29%, 07/12/07 (b)(c)	110,000	109,993
5.33%, 08/15/07 (b)(c)	9,000	9,000
5.32%, 08/21/07 (b)(c)	27,000	26,998
Sigma Finance, Inc.
5.29%, 07/16/07 (b)(c)	77,000	76,995
5.35%, 07/16/07 (b)(c)	150,000	150,021
5.35%, 07/25/07 (b)(c)	100,000	100,008
5.29%, 07/25/07 (b)(c)	150,000	149,989
5.29%, 07/30/07 (b)(c)	100,000	99,992
5.33%, 09/25/07 (b)(c)	50,000	50,000
Societe Generale North America, Inc.
5.35%, 07/17/07 (a)	28,000	28,000
5.27%, 07/26/07 (a)	325,000	324,941
Sumitomo Trust & Banking Co.
5.32%, 07/05/07	49,000	49,000
5.32%, 07/10/07	125,000	125,000
5.32%, 07/16/07	147,000	147,000
5.32%, 07/23/07	40,000	40,000
Svenska Handelsbanken AB
5.27%, 07/05/07	223,000	222,973
The Goldman Sachs Group, Inc.
5.35%, 07/02/07 (d)	56,000	56,000
5.34%, 07/02/07 (d)	220,000	220,000
5.37%, 07/09/07 (c)(d)	125,000	125,000
5.34%, 07/11/07 (d)	200,000	200,000
Wachovia Asset Securitization Issuance, L.L.C.
5.31%, 07/25/07 (a)(b)(c)	15,898	15,898
Wells Fargo & Co.
5.33%, 07/16/07 (c)	120,000	120,002
Westpac Banking Corp.
5.31%, 07/16/07 (c)	75,000	75,000
Whistlejacket Capital, L.L.C.
5.28%, 07/02/07 (b)(c)	30,000	29,995
5.28%, 07/12/07 (b)(c)	40,000	40,000
5.28%, 07/16/07 (b)(c)	42,000	41,993
5.28%, 07/20/07 (b)(c)	63,000	62,999
5.28%, 07/20/07 (b)(c)	19,000	18,997
5.28%, 07/25/07 (b)(c)	54,000	53,992
5.32%, 08/17/07 (b)(c)	9,000	8,999

Total Variable-Rate Obligations (Cost $7,992,148)		7,992,148

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

Other Investments 2.6% of net assets

Repurchase Agreements 2.6%

Bear Stearns & Co., Inc.
Tri-Party Repurchase Agreement, dated 06/29/07, due 07/02/07 at 5.40%, fully collateralized by U.S. Government Securities with a value of $1,326,000.	1,300,585	1,300,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement, dated 06/29/07, due 07/02/07 at 5.38%, fully collateralized by U.S. Government Securities with a value of $15,400.	15,104	15,097

Total Other Investments (Cost $1,315,097)		1,315,097

End of Investments.

At 06/30/07, the tax basis cost of the fund’s investments was $49,836,928.

At 06/30/07, portfolio holdings included illiquid and/or restricted securities as follows:

Issuer
Rate, Acquisition Date	Face Amount	Value
Maturity Date	($ x 1,000)	($ x 1,000)

Merrill Lynch & Co., Inc.
5.37%, 05/22/07, 02/22/08	300,000	300,000
The Goldman Sachs Group, Inc.
5.34%, 03/02/07, 07/02/07	220,000	220,000
5.35%, 06/29/07, 07/02/07	56,000	56,000

28 See financial notes

Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer
Rate, Acquisition Date	Face Amount	Value
Maturity Date	($ x 1,000)	($ x 1,000)

5.37%, 08/09/06, 07/09/07	125,000	125,000
5.34%, 04/11/07, 07/11/07	200,000	200,000

		601,000
Met Life Insurance Co. of CT
5.36%, 10/27/06, 07/01/07	25,000	25,000
5.39%, 08/18/06, 07/18/07	100,000	100,000
5.36%, 01/31/07, 07/26/07	25,000	25,000

		150,000
Metropolitan Life Insurance Co.
5.36%, 02/01/07, 07/02/07	100,000	100,000

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $17,135,270 or 34.2% of net assets.
(d)	Illiquid and/or restricted security.

See financial notes 29

Schwab Value Advantage Money Fund

Statement of
Assets and Liabilities
As of June 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$49,836,928
Receivables:
Investments sold		985
Fund shares sold		266,363
Interest		210,340
Prepaid expenses	+	284

Total assets		50,314,900

Liabilities
Payables:
Investment adviser and administrator fees		756
Transfer agent and shareholder services fees		798
Fund shares redeemed		178,213
Distributions to shareholders	+	101,813

Total liabilities		281,580

Net Assets
Total assets		50,314,900
Total liabilities	−	281,580

Net assets		$50,033,320
Net Assets by Source
Capital received from investors		50,033,317
Net realized capital gains		3

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$36,944,812		36,945,022		$1.00
Select Shares	$5,951,493		5,951,493		$1.00
Institutional Shares	$3,806,759		3,806,759		$1.00
Institutional Prime Shares	$3,330,255		3,330,255		$1.00

30 See financial notes

Schwab Value Advantage Money Fund

Statement of
Operations
For January 1, 2007 through June 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Interest		$1,254,826

Net Realized Gains and Losses
Net realized gains on investments		1

Expenses
Investment adviser and administrator fees		66,638
Transfer agent and shareholder service fees:
Investor Shares		43,506
Select Shares		4,182
Institutional Shares		778
Institutional Prime Shares		257
Registration fees		1,680
Custodian fees		835
Portfolio accounting fees		520
Shareholder reports		162
Professional fees		104
Trustees’ fees		78
Overdraft expense		11
Other expenses	+	197

Total expenses		118,948
Expense reduction by adviser and Schwab	−	24,508
Custody credit	−	7

Net expenses		94,433

Increase in Net Assets from Operations
Total investment income		1,254,826
Net expenses	−	94,433

Net investment income		1,160,393
Net realized gains	+	1

Increase in net assets from operations		$1,160,394

See financial notes 31

Schwab Value Advantage Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		1/1/07-06/30/07	1/1/06-12/31/06
Net investment income		$1,160,393	$1,680,557
Net realized gains	+	1	2

Increase in net assets from operations		1,160,394	1,680,559

Distributions to Shareholders
Distributions from net investment income
Investor Shares		854,903	1,336,262
Select Shares		139,755	178,684
Institutional Shares		99,569	152,174
Institutional Prime Shares	+	66,166	13,437

Total distributions from net investment income		1,160,393	1,680,557

Transactions in Fund Shares*
Shares Sold
Investor Shares		23,151,675	41,633,818
Select Shares		5,498,705	9,664,714
Institutional Shares		3,593,729	9,726,382
Institutional Prime Shares	+	4,771,475	2,316,760

Total shares sold		37,015,584	63,341,674

Shares Reinvested
Investor Shares		708,698	1,210,114
Select Shares		114,665	160,269
Institutional Shares		82,185	137,057
Institutional Prime Shares	+	53,443	12,887

Total shares reinvested		958,991	1,520,327

Shares Redeemed
Investor Shares		(20,121,554)	(33,750,042)
Select Shares		(4,819,735)	(6,992,162)
Institutional Shares		(3,686,586)	(7,975,344)
Institutional Prime Shares	+	(3,187,757)	(636,552)

Total shares redeemed		(31,815,632)	(49,354,100)

Net transactions in fund shares		6,158,943	15,507,901

Net Assets
Beginning of period		43,874,376	28,366,473
Total increase	+	6,158,944	15,507,903

End of period		$50,033,320	$43,874,376

32 See financial notes

Schwab Taxable Money Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
 Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts Municipal Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves

Schwab Value Advantage Money Fund offers four share classes: Investor Shares, Select Shares, Institutional Shares and Institutional Prime Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab Government Money and U.S. Treasury Money Funds each offer one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios at amortized cost, which approximates market value.

(b) Portfolio Investments:

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds’ repurchase agreements will be fully collateralized by U.S. Government securities. All collateral is held by the funds’ custodian (or, in the case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that is market value its at least equal to the repurchase price under the agreement.

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 33

Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund or class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to off set its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(l) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. FIN 48 provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2007, management has reviewed the tax positions for open tax years (December 31, 2003 through December 31, 2006), evaluated the implications of FIN 48 and determined that there is no impact to the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the funds’ financial statement disclosures.

34

Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions:

(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
Over $1 billion	0.32%
Over $10 billion	0.30%
Over $20 billion	0.27%
Over $40 billion	0.25%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Government Money Fund	0.20%	0.20%
U.S. Treasury Money Fund	0.20%	0.20%
Value Advantage Money Fund
Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.10%
Institutional Shares	0.01%	0.03%
Institutional Prime Shares	0.01%	0.01%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows:

Government Money Fund	0.75%	*
U.S. Treasury Money Fund	0.61%	*
Value Advantage Money Fund
Investor Shares	0.45%	*
Select Shares	0.35%	**
Institutional Shares	0.24%	**
Institutional Prime Shares	0.21%	**

*	CSIM and Schwab have agreed to limit this fund’s or fund share class’ expenses as described above for so long as CSIM serves as the adviser to the fund.
**	CSIM and Schwab have agreed to limit this share class’ expenses as described above through April 29, 2009.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2007, each fund’s total security transactions with other Schwab Funds were as follows:

Government Money Fund	$30,000
U.S. Treasury Money Fund	—
Value Advantage Money Fund	850,000

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject

 35

Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

to the oversight and periodic review of the Board of Trustees of the Schwab Funds. For the period ended June 30, 2007, this interfund lendings for the Funds are as follows:

Weighted
	Amount		Average
	Outstanding	Average	Interest
Fund	at 06/30/07	Borrowing*	Rate*(%)

Value Advantage Money Fund	$—	$50	5.55

*	Based on the number of days for which the borrowing is outstanding.

Trustees

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the funds’ Statement of Operations.

4. Borrowings from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which the funds belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from line of credit for the fund during the period.

5.	Federal Income Taxes:
(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2006, the following funds had capital loss carry forwards expiring in:

	Government	U.S. Treasury
Expire	Money Fund	Money Fund

2007	$184	$580
2008	13	—
2010	1	66
2011	16	75
2012	—	125
2014	—	205

Total	$214	$1,051

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. As of December 31, 2006, the Funds had aggregate deferred capital losses and capital loses utilized as follows:

Value
	Government	U.S. Treasury	Advantage
	Money Fund	Money Fund	Money Fund

Deferred capital losses	$—	$22	$—
Capital losses utilized	—	—	—

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Value Advantage Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2007, and June 5, 2007, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 5, 2007. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating

 37

the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, (iii)  reductions of administrative “sweep” fees paid to Schwab in connection with money market fund shares that are used for automatic investment of cash held in customer brokerage accounts, and (iv) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

38

Trustees and Officers

The tables below give information as of June 30, 2007, about the trustees and officers for The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of June 30, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	61	None.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	61	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

 39

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served )	Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officers and Director, Schwab Holdings Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None

Randall W. Merk[2] 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co. Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Management and Director, American Century Companies, Inc.	72	None.

40

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & co., Inc.; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, President Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; President Mutual Fund Division, UST Advisors, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc. Excelsior tax-Exempt Funds, Inc. and Excelsior Funds Trust, Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co. Inc., Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

 41

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

42

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

 43

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

44

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR32957-02

Schwab Advisor Cash Reservestm

Semiannual Report
June 30, 2007

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment plan.

In fact, research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bond, and cash equivalents, can be the most important factor in determining overall portfolio performance.

With a broad range of investment strategies and styles, Schwab Funds® provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles to develop your own asset allocation strategy. Or, if you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With some of the highest quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

Schwab Advisor Cash Reserves 1

From the President

Evelyn Dilsaver, President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I’m pleased to bring you the semiannual report for your Schwab money fund for the six-month period ended June 30, 2007. During the period, our money funds performed as designed, providing you with current income, stability of capital and convenient access to your money.

At this time, I’d like to take the opportunity to remind you that Schwab offers a range of money funds, including our purchased money funds, Schwab Value Advantage Investments®. These funds are designed for investors who have larger balances and don’t require frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include various taxable and tax-free investment strategies.

Further down the maturity spectrum, our ultrashort bond fund, Schwab YieldPlus Fund®, offers higher yield potential with higher risk than a money fund. And, because taxes are always a concern, Schwab also offers funds that can help you manage tax impact and your exposure to the alternative minimum tax (AMT)—the Schwab AMT Tax-Free Money Fund and the two Schwab Tax-Free YieldPlus Funds.

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investors should consider carefully information contained in the prospectus,

including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Please remember that with Schwab YieldPlus and Tax-Free YieldPlus Funds,

investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Bond funds are subject to increased loss of principal during periods of rising interest rates.

Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

2 Schwab Advisor Cash Reserves

The Investment Environment and the Fund

Linda Klingman (middle), managing director and portfolio manager, has overall responsibility for the management of the fund.

Mike Neitzke (right), managing director and portfolio manager, has day-to-day responsibility for management of the fund.

Michael Lin (left), portfolio manager, has day-to-day responsibility for management of the fund.

Although the U.S. economy grew at a sub-par pace during the report period, the markets remained resilient, aided by a continuation in relatively attractive equity valuations, stable earnings growth, and global liquidity. Strong employment data in June, coupled with an improved outlook on economic growth and tame inflation, suggested that the U.S. economy was healthy enough to diminish the possibility of a rate cut in the near future. However, several key issues continued to weigh on investors, namely, continued weakening of the housing market, rising energy prices, and uncertainty of the Federal Reserve (the Fed) in its outlook on the broader economy.

The U.S. economy had been slowing down, as GDP readings for the first quarter of 2007 came in at a mere 0.7% annually adjusted rate, as compared to 2.5% in the fourth quarter of 2006. As any growth rate below 3% is generally considered to be sub-par, the economy has underperformed for the fourth straight quarter. The recent reading is also at the lowest level since 2002, and reflected a number of factors, including a deceleration in exports, an increase in imports, and a decrease in government spending. Higher food and energy costs continue to be a concern, as they have the potential to weigh down on consumer spending. Furthermore, the housing market and sub-prime mortgage woes have the potential to dampen near term consumer spending.

The housing market remains a significant headwind for economic growth and continued to provide mixed signals with regards to a recovery. Existing home sales, which account for roughly 85% of the market, fell 0.3% to a seasonally adjusted annual rate of 5.99 million units in May, its lowest level since June 2003. Concurrently, new home sales declined by 1.6% to a seasonally adjusted annual rate of 915,000 units. According to the National Association of Realtors, buyer psychology has been the main factor behind sluggish home sales, in addition to tighter lending standards in the wake of subprime woes. Although a further decline in home prices may restore a sense of affordability, it also threatens to reduce equity values, an important source of wealth and leverage.

Commodity prices continue to pose a threat to economic growth as well. Although prices at the pump have slightly moderated, the national average remains above $3 a gallon, continuing to squeeze the pockets of many investors. Increasing global demand remains ever present, and will likely continue to put upward pressures on prices. Nevertheless, it is projected that global oil consumption will grow at a rate of 1.5 million barrels per day in 2007 and 1.6 million barrels per day in 2008, with half of the consumption growth stemming from China and the U.S., according to the Energy Information Administration. Though elevated commodity prices might have less upward pressure on inflation, their tax-like effect threatens to weigh down on spending and discretionary income.

Schwab Advisor Cash Reserves 3

The Investment Environment and the Fund continued

In its June 2007 statement, the Fed noted that despite ongoing adjustments in the housing sector, the economy will likely maintain its course of expanding at a moderate pace. Given an upbeat employment picture, improvements in manufacturing, and continued strength in the stock market, the U.S. economy has the potential to grow near its long-term trend of 3%. In June, nonfarm payroll employment increased by 132,000, while unemployment remained unchanged at 4.5%. Bear in mind that employment conditions react with a lag to changes in monetary policy, and thus are not fully reflective of current conditions. The Fed still regarded the labor market as tight, thus noting that “the high level of resource utilization” could cause upward pressures on wages.

Although readings of core inflation improved, the Fed’s predominant concern remains the risk that inflation will fail to moderate. Core Personal Consumption Expenditures (PCE), the Fed’s primary index used to monitor inflation, rose at an annualized rate of 2.3% in the first quarter of 2007, up from 1.8% in the fourth quarter of 2006. While their unofficial comfort zone for core inflation remains at 1% to 2%, performance of the economy in the near term could determine the outcome of inflationary pressures; if U.S. economic growth remains moderate, inflation will likely remain contained. However, if a recovery of economic growth ensues, upward pressures in wage inflation run the risk of pressuring inflationary expectations.

During the report period, the Fed maintained the Fed funds target rate at 5.25%. The June meeting marked the eighth straight meeting without a rate hike, following 17 consecutive meetings, during which the Fed raised the target rate from 1% to the current 5.25%. While the Fed indicated that they were predominantly concerned about inflation if it fails to moderate as expected, they also expressed concerns about the downside risks to growth from a slowing housing sector.

The money market curve was inverted for the first quarter of 2007, as investors anticipated the Fed would lower interest rates due to slow growth and moderate inflation. However, as job growth continued to be strong, business activity remained healthy, and the Fed indicated their primary concern was inflation, the money market curve shifted to a positive slope late in the second quarter. As the curve became positively sloped, we felt the longer end of the curve represented value and provided a good opportunity to add yield to the portfolio. To that end, we extended the fund and maintained a weighted average maturity (WAM) longer than other funds with similar investment objectives.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Advisor Cash Reserves

Performance and Fund Facts as of 6/30/07

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Sweep Shares	Premier Sweep Shares

Ticker Symbol	SWQXX	SWZXX

Seven-Day Yield[1]	4.71%	4.78%

Seven-Day Yield—No Waiver[2]	4.62%	4.62%

Seven-Day Effective Yield[1]	4.82%	4.89%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Weighted Average Maturity	57 days

Credit Quality of Holdings % of portfolio	100% Tier 1

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.
[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Advisor Cash Reserves 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2007 and held through June 30, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period.‘

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/07	at 6/30/07	1/1/07 - 6/30/07

Schwab Advisor Cash Reserves Fundtm
Sweep Shares
Actual Return	0.66%	$1,000	$1,023.60	$3.31
Hypothetical 5% Return	0.66%	$1,000	$1,021.52	$3.31
Premier Sweep Shares
Actual Return	0.59%	$1,000	$1,023.90	$2.96
Hypothetical 5% Return	0.59%	$1,000	$1,021.87	$2.96

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Advisor Cash Reserves

Schwab Advisor Cash Reserves tm

Financial Statements

Financial Highlights

	1/1/07-		1/1/06-	1/1/05-	8/19/04[1]-
	6/30/07*		12/31/06	12/31/05	12/31/04

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00

Income from investment operations:
Net investment income	0.02		0.04	0.03	0.00	[2]

Less distributions:
Distributions from net investment income	(0.02)		(0.04)	(0.03)	(0.00)[2]

Net asset value at end of period	1.00		1.00	1.00	1.00

Total return (%)	2.36	[3]	4.47	2.63	0.45	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.66	[4]	0.68	0.69	0.69	[4]
Gross operating expenses	0.74	[4]	0.84	0.85	0.85	[4]
Net investment income	4.70	[4]	4.48	2.65	1.30	[4]
Net assets, end of period ($ x 1,000,000)	5,482		5,222	1,898	1,271

	1/1/07-		1/1/06-	1/1/05-	8/19/04[1]-
	6/30/07*		12/31/06	12/31/05	12/31/04

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00

Income from investment operations:
Net investment income	0.02		0.04	0.03	0.00	[2]

Less distributions:
Distributions from net investment income	(0.02)		(0.04)	(0.03)	(0.00)[2]

Net asset value at end of period	1.00		1.00	1.00	1.00

Total return (%)	2.39	[3]	4.57	2.73	0.48	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59	[4]	0.59	0.59	0.59	[4]
Gross operating expenses	0.74	[4]	0.84	0.85	0.85	[4]
Net investment income	4.77	[4]	4.56	2.75	1.41	[4]
Net assets, end of period ($ x 1,000,000)	11,949		10,784	3,728	2,344

*	Unaudited.

[1]	Commencement of operations.
[2]	Per-share amount was less than $0.01.
[3]	Not annualized.
[4]	Annualized.

See financial notes 7

Schwab Advisor Cash Reserves

Portfolio Holdings as of June 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

81.9%	Fixed-Rate Obligations	14,268,353	14,268,353
15.6%	Variable-Rate Obligations	2,715,772	2,715,772
2.3%	Other Investments	408,717	408,717

99.8%	Total Investments	17,392,842	17,392,842
0.2%	Other Assets and Liabilities		38,503

100.0%	Net Assets		17,431,345

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 81.9% of net assets

Bank Notes 1.1%

Bank of America, N.A.
5.29%, 07/13/07	56,000	56,000
5.30%, 08/20/07	29,000	29,000
5.31%, 08/27/07	90,000	90,000
5.31%, 10/17/07	23,000	23,000

		198,000

Certificates of Deposit 26.1%

Abbey National Treasury Services PLC
5.27%, 08/09/07 (a)	35,000	35,000
ABN AMRO Bank N.V.
5.32%, 11/26/07	95,000	95,000
5.34%, 11/29/07	31,000	31,000
5.30%, 12/11/07	68,000	68,000
Alliance & Leicester PLC
5.32%, 09/05/07	68,000	68,000
Allied Irish Banks PLC
5.33%, 09/26/07	10,000	10,000
Banco Bilbao Vizcaya Argentaria S.A.
5.29%, 07/17/07	16,000	16,000
5.31%, 08/08/07	85,000	85,000
5.33%, 11/27/07	58,000	58,000
Bank of Ireland
5.33%, 07/18/07	9,000	9,000
5.35%, 08/09/07	44,000	43,999
Barclays Bank PLC
5.30%, 07/06/07	12,000	12,000
5.31%, 07/12/07	23,000	23,000
5.31%, 08/01/07	3,000	3,000
5.34%, 12/03/07	98,000	98,000
Bayerische Hypo- und Vereinsbank AG
5.31%, 07/16/07	13,000	13,000
5.32%, 08/29/07	47,000	47,000
Bayerische Landesbank
5.31%, 07/16/07	69,000	69,000
BNP Paribas
5.32%, 07/05/07	41,000	41,000
5.30%, 07/10/07	18,000	18,000
5.32%, 10/15/07	100,000	100,000
5.30%, 10/23/07	159,000	159,000
5.31%, 11/01/07	156,000	156,000
5.31%, 11/07/07	54,000	54,000
5.34%, 11/30/07	5,000	5,000
Calyon
5.27%, 08/09/07	65,000	65,000
Canadian Imperial Bank of Commerce
5.32%, 07/12/07	53,000	53,000
5.30%, 10/12/07	32,000	32,000
5.33%, 10/12/07	44,000	44,000
Charter One Bank, N.A.
5.32%, 07/16/07	50,000	50,000
Commerzbank AG
5.32%, 09/13/07	46,000	46,000
5.33%, 10/03/07	24,000	24,000
Credit Agricole S.A.
5.31%, 11/07/07	65,000	65,000
5.33%, 11/26/07	60,000	60,000
Credit Suisse
5.33%, 07/11/07	65,000	65,000
5.31%, 07/26/07	14,000	14,000
5.30%, 10/24/07	78,000	78,000
5.33%, 11/27/07	10,000	10,000
DePfa Bank PLC
5.31%, 07/05/07	8,000	8,000
5.31%, 08/03/07	9,000	9,000
Deutsche Bank AG
5.31%, 07/09/07	144,000	144,000
5.34%, 07/24/07	71,000	71,000
5.35%, 08/07/07	2,000	2,000
5.41%, 02/11/08	75,000	75,000
DnB NOR Bank
5.31%, 07/31/07	33,000	33,000
Dresdner Bank AG
5.29%, 07/11/07	5,000	5,000
5.31%, 07/16/07	29,000	29,000
5.31%, 07/19/07	9,000	9,000
First Tennessee Bank, N.A.
5.29%, 07/10/07	34,000	34,000
Fortis Bank
5.29%, 07/18/07	53,000	53,000
5.31%, 08/03/07	90,000	90,000
ING Bank N.V.
5.32%, 08/02/07	14,000	14,000
5.34%, 08/21/07	50,000	50,000

8 See financial notes

Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.33%, 09/05/07	33,000	33,000
Intesa Sanpaolo
5.33%, 07/18/07	37,000	37,000
5.30%, 09/24/07	40,000	40,000
5.31%, 10/18/07	280,000	280,000
5.32%, 11/26/07	24,000	24,000
Landesbank Baden-Wurttemberg
5.35%, 08/06/07	40,000	40,000
5.32%, 11/14/07	35,000	35,000
5.33%, 11/19/07	90,000	90,000
Landesbank Hessen-Thuringen Girozentrale
5.30%, 07/27/07	67,000	67,000
Mitsubishi UFJ Trust & Banking Corp.
5.32%, 07/18/07	20,000	20,000
5.33%, 08/06/07	10,000	10,000
5.33%, 08/15/07	50,000	50,000
5.35%, 08/22/07	50,000	50,000
5.39%, 11/06/07	30,000	30,000
5.32%, 02/14/08	42,000	42,000
Mizuho Corporate Bank Ltd.
5.33%, 08/21/07	60,000	60,000
5.33%, 08/23/07	31,000	31,000
Northern Rock PLC
5.30%, 07/06/07	5,000	5,000
5.33%, 10/10/07	67,000	67,000
Royal Bank Of Scotland PLC
5.34%, 12/04/07	139,000	139,000
Skandinaviska Enskilda Banken AB
5.31%, 07/06/07	12,000	12,000
5.28%, 09/28/07	10,000	10,000
5.34%, 12/03/07	39,000	39,000
Societe Generale
5.31%, 07/13/07	60,000	60,000
5.30%, 08/03/07	45,000	45,000
5.33%, 09/26/07	105,000	105,000
5.33%, 10/16/07	22,000	22,000
5.30%, 10/23/07	40,000	40,000
5.34%, 10/29/07	62,000	62,003
5.33%, 02/25/08	8,000	8,000
Svenska Handelsbanken AB
5.34%, 10/26/07	63,000	62,994
Toronto Dominion Bank
5.32%, 07/10/07	49,000	49,000
5.32%, 07/11/07	25,000	25,000
5.30%, 10/12/07	18,000	18,000
Unicredito Italiano S.p.A.
5.35%, 08/13/07	19,000	19,000
5.33%, 08/28/07	12,000	12,000
5.33%, 11/30/07	112,000	112,000
5.35%, 12/27/07	15,000	15,000
Washington Mutual Bank
5.33%, 07/18/07	1,000	1,000
5.30%, 08/06/07	48,000	48,000
5.33%, 08/16/07	40,000	40,000
5.30%, 10/19/07	20,000	20,000
Wilmington Trust Co.
5.31%, 10/18/07	17,000	17,000

		4,540,996

Commercial Paper & Other Corporate Obligations 54.7%

Alliance & Leicester PLC
5.29%, 07/13/07 (c)	21,000	20,964
5.31%, 07/16/07 (c)	40,000	39,913
5.32%, 09/11/07 (c)	11,500	11,379
Allied Irish Banks North America, Inc.
5.34%, 08/09/07 (a)	28,000	27,842
5.30%, 10/24/07 (a)	6,000	5,901
Alpine Securitization Corp
5.31%, 07/20/07 (a)(b)(c)	75,000	74,791
5.30%, 10/19/07 (a)(b)(c)	49,000	48,227
Amstel Funding Corp.
5.31%, 07/18/07 (b)(c)	24,362	24,302
5.33%, 09/20/07 (b)(c)	32,000	31,621
5.31%, 10/29/07 (b)(c)	20,000	19,655
Amsterdam Funding Corp.
5.37%, 07/02/07 (a)(b)(c)	24,000	23,996
5.31%, 08/02/07 (a)(b)(c)	13,000	12,939
5.32%, 08/22/07 (a)(b)(c)	20,000	19,848
5.30%, 10/25/07 (a)(b)(c)	44,645	43,903
Anglo Irish Bank
5.31%, 07/18/07 (c)	17,000	16,958
5.31%, 08/03/07 (c)	12,000	11,942
Aquinas Funding, L.L.C.
5.33%, 07/06/07 (a)(b)(c)	13,000	12,991
5.33%, 08/30/07 (a)(b)(c)	35,000	34,692
5.33%, 09/14/07 (a)(b)(c)	5,000	4,945
5.31%, 11/02/07 (a)(b)(c)	27,000	26,519
Atlantic Asset Securitization, L.L.C.
5.37%, 07/02/07 (a)(b)(c)	38,676	38,670
5.31%, 07/11/07 (a)(b)(c)	33,500	33,451
5.31%, 07/26/07 (a)(b)(c)	5,166	5,147
5.32%, 08/24/07 (a)(b)(c)	30,000	29,763
5.32%, 09/07/07 (a)(b)(c)	18,000	17,821
5.34%, 09/17/07 (a)(b)(c)	10,000	9,886
5.33%, 09/21/07 (a)(b)(c)	49,318	48,727
Atlantis One Funding Corp.
5.30%, 07/03/07 (b)(c)	16,000	15,995
5.32%, 07/05/07 (b)(c)	24,000	23,986
5.35%, 08/14/07 (b)(c)	49,000	48,688
5.33%, 08/20/07 (b)(c)	4,000	3,971
5.34%, 08/24/07 (b)(c)	75,000	74,416
5.33%, 09/17/07 (b)(c)	28,000	27,681
5.33%, 09/24/07 (b)(c)	16,000	15,801
5.33%, 09/27/07 (b)(c)	33,000	32,576
5.32%, 10/18/07 (b)(c)	15,000	14,765
5.34%, 11/30/07 (b)(c)	11,000	10,759
5.37%, 02/14/08 (b)(c)	108,000	104,457
Bank of America Corp.
5.31%, 07/06/07	14,000	13,990
5.29%, 07/16/07	14,000	13,970
5.31%, 08/23/07	67,000	66,481
5.31%, 09/04/07	126,000	124,808
5.32%, 09/07/07	47,000	46,534
5.32%, 09/13/07	78,000	77,159
5.33%, 09/19/07	72,000	71,159
5.31%, 09/21/07	103,000	101,782
5.34%, 09/21/07	11,000	10,868
5.32%, 11/26/07	18,000	17,617
5.30%, 02/01/08	68,000	65,929
Bank of Ireland
5.34%, 08/07/07 (c)	16,000	15,914
5.31%, 11/08/07 (c)	13,000	12,757
5.32%, 11/26/07 (c)	45,000	44,042
Barclays US Funding Corp.
5.30%, 07/26/07 (a)	47,000	46,829

See financial notes 9

Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.31%, 08/17/07 (a)	13,000	12,911
5.33%, 08/17/07 (a)	89,000	88,398
Barton Capital, L.L.C.
5.30%, 07/09/07 (a)(b)(c)	5,000	4,994
Bear Stearns Companies, Inc.
5.31%, 07/02/07	70,000	69,990
5.33%, 07/16/07	10,000	9,978
5.35%, 08/03/07	9,000	8,957
Beethoven Funding Corp.
5.31%, 07/09/07 (a)(b)(c)	9,000	8,989
5.34%, 08/15/07 (a)(b)(c)	18,000	17,881
5.33%, 08/23/07 (a)(b)(c)	65,000	64,495
5.34%, 09/17/07 (a)(b)(c)	14,000	13,840
Beta Finance, Inc.
5.30%, 07/18/07 (b)(c)	20,000	19,951
5.31%, 10/22/07 (b)(c)	26,000	25,578
Cancara Asset Securitisation, L.L.C.
5.31%, 07/17/07 (a)(b)(c)	15,921	15,884
5.33%, 07/17/07 (a)(b)(c)	1,253	1,250
5.32%, 07/26/07 (a)(b)(c)	29,000	28,893
5.31%, 08/31/07 (a)(b)(c)	30,938	30,663
5.33%, 09/18/07 (a)(b)(c)	101,371	100,201
5.32%, 10/11/07 (a)(b)(c)	9,062	8,929
5.31%, 11/16/07 (a)(b)(c)	35,661	34,954
CBA (Delaware) Finance, Inc.
5.31%, 08/20/07 (a)	25,000	24,817
CC (USA), Inc.
5.30%, 07/09/07 (b)(c)	11,000	10,987
5.34%, 08/28/07 (b)(c)	10,000	9,916
5.33%, 09/12/07 (b)(c)	30,000	29,681
5.33%, 09/14/07 (b)(c)	18,000	17,803
Citigroup Funding, Inc.
5.31%, 07/12/07 (a)	10,000	9,984
5.31%, 07/20/07 (a)	50,000	49,862
5.31%, 07/23/07 (a)	38,000	37,878
5.31%, 07/27/07 (a)	37,000	36,860
5.31%, 07/30/07 (a)	100,000	99,578
5.31%, 08/01/07 (a)	79,000	78,644
5.31%, 08/07/07 (a)	59,000	58,683
5.31%, 08/09/07 (a)	72,000	71,592
5.31%, 08/10/07 (a)	76,000	75,558
5.31%, 08/13/07 (a)	5,000	4,969
5.31%, 08/20/07 (a)	137,000	136,003
5.33%, 09/13/07 (a)	24,000	23,741
5.33%, 09/21/07 (a)	15,000	14,820
Cobbler Funding, L.L.C.
5.34%, 07/16/07 (b)(c)	7,000	6,984
5.32%, 07/25/07 (b)(c)	10,000	9,965
5.34%, 09/24/07 (b)(c)	14,568	14,387
5.35%, 09/25/07 (b)(c)	30,000	29,622
5.35%, 09/28/07 (b)(c)	5,000	4,935
Concord Minutemen Capital Co., Class C
5.30%, 07/03/07 (a)(b)(c)	23,000	22,993
5.36%, 11/28/07 (a)(b)(c)	28,000	27,392
Concord Minutemen Capital Co., Series A
5.30%, 07/06/07 (a)(b)(c)	43,000	42,969
5.31%, 07/11/07 (a)(b)(c)	35,008	34,957
5.31%, 07/13/07 (a)(b)(c)	67,000	66,883
5.35%, 08/01/07 (a)(b)(c)	42,696	42,504
5.35%, 08/13/07 (a)(b)(c)	18,000	17,888
Crown Point Capital Co., L.L.C.
5.31%, 07/25/07 (a)(b)(c)	10,000	9,965
5.33%, 10/19/07 (a)(b)(c)	12,000	11,810
Dakota CP Notes of Citibank Credit Card Issuance Trust
5.31%, 07/12/07 (b)(c)	60,000	59,904
5.31%, 07/13/07 (b)(c)	60,000	59,895
5.31%, 08/07/07 (b)(c)	12,950	12,880
5.30%, 08/14/07 (b)(c)	35,000	34,776
5.31%, 08/21/07 (b)(c)	50,000	49,629
5.32%, 09/07/07 (b)(c)	7,000	6,931
5.33%, 09/13/07 (b)(c)	5,000	4,946
5.33%, 09/14/07 (b)(c)	58,000	57,366
5.33%, 09/20/07 (b)(c)	50,000	49,408
Danske Corp.
5.30%, 10/18/07 (a)(c)	40,000	39,372
DePfa Bank PLC
5.31%, 07/27/07 (c)	35,000	34,868
Dexia Delaware, L.L.C.
5.31%, 08/20/07 (a)	43,000	42,686
DnB NOR Bank ASA
5.31%, 07/11/07	13,000	12,981
5.31%, 08/16/07	111,000	110,261
5.32%, 10/12/07	8,000	7,881
Dorada Finance, Inc.
5.31%, 07/11/07 (b)(c)	23,000	22,967
5.30%, 08/06/07 (b)(c)	15,000	14,922
5.32%, 09/13/07 (b)(c)	21,000	20,773
Edison Asset Securitization Corp., L.L.C.
5.29%, 09/10/07 (a)(b)(c)	10,317	10,212
Fairway Finance Co., L.L.C.
5.30%, 07/10/07 (a)(b)(c)	52,390	52,321
Falcon Asset Securitization Corp.
5.30%, 07/03/07 (a)(b)(c)	50,000	49,985
5.30%, 07/09/07 (a)(b)(c)	31,000	30,964
5.33%, 07/18/07 (a)(b)(c)	39,000	38,902
5.29%, 07/20/07 (a)(b)(c)	101,644	101,362
Five Finance, Inc.
5.34%, 07/17/07 (b)(c)	1,000	998
5.34%, 08/21/07 (b)(c)	4,000	3,971
5.34%, 09/17/07 (b)(c)	10,000	9,886
5.34%, 09/24/07 (b)(c)	36,000	35,553
5.32%, 10/16/07 (b)(c)	28,000	27,569
5.32%, 11/20/07 (b)(c)	13,000	12,734
Fortis Funding, L.L.C.
5.31%, 08/03/07 (a)(c)	30,000	29,856
Gemini Securitization Corp., L.L.C.
5.31%, 08/06/07 (a)(b)(c)	45,000	44,764
5.32%, 08/27/07 (a)(b)(c)	7,000	6,942
5.33%, 09/10/07 (a)(b)(c)	21,000	20,782
5.33%, 09/17/07 (a)(b)(c)	6,000	5,932
General Electric Capital Corp.
5.32%, 10/09/07	95,000	93,649
5.32%, 02/19/08	173,000	167,267
5.38%, 03/04/08	40,000	38,581
General Electric Capital Services
5.31%, 07/05/07	50,000	49,971
Grampian Funding, L.L.C.
5.33%, 08/15/07 (a)(b)(c)	106,000	105,312
5.28%, 09/21/07 (a)(b)(c)	9,000	8,895
5.33%, 09/25/07 (a)(b)(c)	69,000	68,134
5.31%, 11/02/07 (a)(b)(c)	22,000	21,608
5.32%, 11/16/07 (a)(b)(c)	22,000	21,563
Greenwich Capital Holdings, Inc.
5.35%, 12/14/07 (a)	52,000	50,754
HBOS Treasury Services PLC
5.30%, 07/03/07 (a)	17,000	16,995

10 See financial notes

Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.33%, 07/18/07 (a)	1,000	998
5.29%, 09/14/07 (a)	45,000	44,517
HSH Nordbank
5.30%, 07/26/07	52,000	51,811
5.31%, 08/01/07	3,000	2,986
ING (U. S.) Funding, L.L.C.
5.31%, 07/12/07 (a)	30,000	29,953
Intesa Funding, L.L.C.
5.31%, 10/16/07 (a)	2,000	1,969
Irish Life & Permanent PLC
5.30%, 07/03/07 (c)	8,000	7,998
5.31%, 07/13/07 (c)	6,000	5,990
5.33%, 07/16/07 (c)	9,000	8,981
5.33%, 08/22/07 (c)	12,000	11,910
5.28%, 09/26/07 (c)	1,000	988
Jupiter Securitization Corp.
5.30%, 07/18/07 (a)(b)(c)	45,833	45,719
K2 (USA), L.L.C.
5.31%, 07/17/07 (b)(c)	11,000	10,974
5.31%, 08/01/07 (b)(c)	2,000	1,991
5.35%, 08/06/07 (b)(c)	18,000	17,906
5.35%, 08/14/07 (b)(c)	5,800	5,763
5.33%, 08/16/07 (b)(c)	22,000	21,854
5.30%, 10/25/07 (b)(c)	24,000	23,601
5.40%, 06/13/08 (b)(c)	4,000	4,000
Kitty Hawk Funding Corp.
5.31%, 08/13/07 (a)(b)(c)	25,000	24,843
Landesbank Baden-Wurttemberg
5.33%, 09/26/07	9,000	8,886
Lexington Parker Capital Co., L.L.C.
5.33%, 08/21/07 (a)(b)(c)	85,000	84,374
5.34%, 09/14/07 (a)(b)(c)	13,000	12,857
Links Finance, L.L.C.
5.33%, 09/18/07 (b)(c)	22,000	21,746
Mane Funding Corp.
5.31%, 07/12/07 (b)(c)	27,000	26,957
5.31%, 07/17/07 (b)(c)	32,520	32,444
5.32%, 08/13/07 (b)(c)	16,000	15,899
5.31%, 08/16/07 (b)(c)	4,517	4,487
5.33%, 09/12/07 (b)(c)	91,236	90,263
5.34%, 09/18/07 (b)(c)	3,383	3,344
5.33%, 09/20/07 (b)(c)	20,000	19,763
Merrill Lynch & Co., Inc.
5.31%, 08/30/07	106,000	105,077
Mont Blanc Capital Corp.
5.32%, 09/10/07 (a)(b)(c)	25,000	24,741
Morgan Stanley
5.31%, 07/09/07	6,000	5,993
5.31%, 08/24/07	40,000	39,687
Nationwide Building Society U.S.
5.32%, 07/10/07	56,000	55,927
5.31%, 07/11/07	3,000	2,996
5.35%, 08/09/07	19,000	18,893
5.33%, 09/14/07	27,000	26,704
Natixis Commercial Paper Corp. (CNCE)
5.30%, 07/27/07 (a)	27,000	26,898
5.29%, 08/10/07 (a)	135,000	134,221
5.31%, 08/29/07 (a)	9,600	9,517
Nieuw Amsterdam Receivables Corp.
5.37%, 07/02/07 (a)(b)(c)	14,776	14,774
5.30%, 07/03/07 (a)(b)(c)	9,368	9,365
5.30%, 07/11/07 (a)(b)(c)	9,000	8,987
5.29%, 07/12/07 (a)(b)(c)	10,000	9,984
5.31%, 07/16/07 (a)(b)(c)	14,188	14,157
5.31%, 07/23/07 (a)(b)(c)	28,000	27,910
5.33%, 09/19/07 (a)(b)(c)	20,000	19,766
Northern Rock PLC
5.32%, 09/04/07	66,160	65,533
5.33%, 09/25/07	2,000	1,975
Park Avenue Receivables Co., L.L.C.
5.30%, 07/17/07 (a)(b)(c)	20,970	20,921
Park Granada, L.L.C.
5.30%, 07/06/07 (b)(c)	64,322	64,275
5.33%, 09/04/07 (b)(c)	2,000	1,981
5.31%, 09/25/07 (b)(c)	31,000	30,617
Picaros Funding, L.L.C.
5.33%, 09/12/07 (a)(b)(c)	50,000	49,467
5.31%, 10/30/07 (a)(b)(c)	24,000	23,583
Ranger Funding Co., L.L.C.
5.31%, 07/23/07 (a)(b)(c)	86,985	86,704
Scaldis Capital Ltd.
5.33%, 07/25/07 (a)(b)(c)	15,000	14,947
5.31%, 08/01/07 (a)(b)(c)	18,000	17,919
5.31%, 08/20/07 (a)(b)(c)	12,298	12,208
5.33%, 09/13/07 (a)(b)(c)	44,000	43,524
5.34%, 09/17/07 (a)(b)(c)	55,000	54,372
5.33%, 09/24/07 (a)(b)(c)	10,241	10,114
Sedna Finance, Inc.
5.31%, 07/12/07 (b)(c)	11,000	10,982
5.35%, 07/30/07 (b)(c)	30,000	29,874
5.35%, 08/06/07 (b)(c)	21,000	20,891
5.34%, 08/28/07 (b)(c)	10,000	9,916
5.41%, 06/13/08 (b)(c)	2,000	2,000
Sheffield Receivables Corp.
5.29%, 07/06/07 (a)(b)(c)	46,000	45,966
5.31%, 07/19/07 (a)(b)(c)	100,000	99,735
Sigma Finance, Inc.
5.30%, 07/03/07 (b)(c)	24,000	23,993
5.34%, 07/06/07 (b)(c)	39,000	38,972
5.31%, 07/09/07 (b)(c)	34,000	33,961
5.35%, 08/01/07 (b)(c)	15,000	14,933
5.30%, 08/06/07 (b)(c)	1,000	995
5.33%, 09/13/07 (b)(c)	23,000	22,751
5.31%, 10/23/07 (b)(c)	2,000	1,967
5.33%, 11/29/07 (b)(c)	50,000	48,912
5.40%, 03/12/08 (b)(c)	4,000	3,853
Skandinaviska Enskilda Banken AB
5.31%, 07/12/07	20,000	19,968
5.35%, 08/02/07	94,000	93,565
Societe Generale North America, Inc.
5.33%, 08/15/07 (a)	13,000	12,916
5.29%, 09/12/07 (a)	10,000	9,896
Solitaire Funding, L.L.C.
5.31%, 07/19/07 (a)(b)(c)	144,000	143,619
5.31%, 08/28/07 (a)(b)(c)	11,000	10,907
5.33%, 09/25/07 (a)(b)(c)	8,000	7,899
Stadshypotek Delaware, Inc.
5.30%, 07/27/07 (a)(c)	54,000	53,796
5.31%, 08/23/07 (a)(c)	2,000	1,985
Stanfield Victoria Funding
5.31%, 07/25/07 (b)(c)	19,000	18,934
5.33%, 09/11/07 (b)(c)	5,000	4,948
5.35%, 09/25/07 (b)(c)	36,000	35,547
Swedbank AB
5.31%, 07/18/07	13,000	12,968
5.35%, 08/16/07	34,000	33,774

See financial notes 11

Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Swedbank Mortgage AB
5.32%, 08/14/07	41,000	40,738
5.32%, 08/15/07	10,000	9,935
Thames Asset Global Securitisation No. 1, Inc.
5.33%, 08/15/07 (a)(b)(c)	2,000	1,987
Thunder Bay Funding, L.L.C.
5.30%, 07/10/07 (a)(b)(c)	41,000	40,946
5.31%, 07/23/07 (a)(b)(c)	100,000	99,677
5.33%, 09/14/07 (a)(b)(c)	16,000	15,825
Ticonderoga Funding, L.L.C.
5.30%, 07/10/07 (a)(b)(c)	12,061	12,045
5.30%, 07/11/07 (a)(b)(c)	50,000	49,927
5.33%, 07/25/07 (a)(b)(c)	23,000	22,919
5.35%, 08/02/07 (a)(b)(c)	45,000	44,787
Triple-A One Funding Corp.
5.30%, 07/09/07 (a)(b)(c)	5,000	4,994
UBS Finance (Delaware), Inc.
5.35%, 07/02/07 (a)	100,000	99,985
5.31%, 07/03/07 (a)	5,000	4,999
5.29%, 07/05/07 (a)	100,000	99,943
5.29%, 07/06/07 (a)	5,996	5,992
5.33%, 07/16/07 (a)	20,000	19,957
5.29%, 07/17/07 (a)	4,000	3,991
5.34%, 08/02/07 (a)	70,000	69,676
5.33%, 08/14/07 (a)	8,000	7,949
5.35%, 08/14/07 (a)	87,000	86,447
5.33%, 08/23/07 (a)	5,000	4,962
5.31%, 10/09/07 (a)	125,000	123,203
5.32%, 10/16/07 (a)	32,000	31,507
Unicredito Italiano Bank (Ireland) PLC
5.36%, 07/31/07 (a)(c)	48,000	47,791
5.31%, 08/03/07 (a)(c)	46,000	45,779
5.36%, 08/07/07 (a)(c)	3,000	2,984
5.34%, 12/04/07 (a)(c)	17,000	16,617
Variable Funding Capital Corp.
5.46%, 07/02/07 (a)(b)(c)	50,000	49,993
5.48%, 07/02/07 (a)(b)(c)	57,000	56,991
Westpac Banking Corp.
5.30%, 07/09/07 (c)	15,000	14,983
5.30%, 07/11/07 (c)	3,425	3,420
5.30%, 08/06/07 (c)	9,500	9,451
5.34%, 08/08/07 (c)	52,000	51,714
5.35%, 08/08/07 (c)	1,000	995
5.35%, 08/15/07 (c)	32,000	31,792
5.31%, 11/14/07 (c)	12,000	11,766
Westpac Trust Securities NZ Ltd.
5.30%, 07/27/07 (a)(c)	58,000	57,781
5.30%, 10/15/07 (a)(c)	15,000	14,772
5.33%, 11/26/07 (a)(c)	5,000	4,893
Whistlejacket Capital, L.L.C.
5.30%, 07/03/07 (b)(c)	31,184	31,175
5.31%, 07/11/07 (b)(c)	6,538	6,528
5.32%, 07/12/07 (b)(c)	5,034	5,026
5.30%, 07/16/07 (b)(c)	3,000	2,993
5.31%, 07/23/07 (b)(c)	13,750	13,706
5.31%, 07/24/07 (b)(c)	15,656	15,604
5.30%, 07/30/07 (b)(c)	9,916	9,874
5.33%, 09/12/07 (b)(c)	4,000	3,957
5.34%, 09/20/07 (b)(c)	8,000	7,905
5.32%, 10/22/07 (b)(c)	1,126	1,108
5.42%, 06/16/08 (b)(c)	12,000	12,000
Windmill Funding Corp.
5.31%, 07/16/07 (a)(b)(c)	17,000	16,963
Yorktown Capital, L.L.C.
5.32%, 07/30/07 (a)(b)(c)	48,000	47,796
5.32%, 08/16/07 (a)(b)(c)	35,000	34,764
5.32%, 08/17/07 (a)(b)(c)	158,000	156,912

		9,529,357

Total Fixed-Rate Obligations (Cost $14,268,353)		14,268,353

Variable-Rate Obligations 15.6% of net assets

ABN AMRO Bank N.V.
5.35%, 07/11/07	137,000	137,000
Banco Espanol de Credito S.A.
5.33%, 07/18/07 (c)	50,000	50,000
Bank of Ireland
5.32%, 07/20/07 (c)	10,000	10,000
Bank of Nova Scotia
5.26%, 07/05/07	100,000	99,988
Barclays Bank PLC
5.28%, 07/05/07	40,000	40,000
5.28%, 07/16/07	100,000	99,990
BNP Paribas
5.27%, 07/02/07 (a)	25,000	25,000
5.26%, 07/03/07 (a)	10,000	9,997
Breckenridge Terrace, L.L.C.
5.37%, 07/05/07 (a)	1,000	1,000
Canadian Imperial Bank of Commerce
5.32%, 07/23/07	25,000	25,000
5.40%, 07/30/07	82,000	82,000
Cook County, IL
5.34%, 07/05/07 (a)	1,500	1,500
Danske Bank A/S
5.29%, 07/20/07	200,000	200,000
Deutsche Bank AG
5.40%, 07/06/07	85,000	85,002
5.38%, 07/23/07	250,000	250,000
Eagle County, CO
5.40%, 07/05/07 (a)	2,000	2,000
K2 (USA), L.L.C.
5.32%, 07/27/07 (b)(c)	50,000	50,003
5.34%, 09/20/07 (b)(c)	50,000	50,004
Lexington Parker Capital Co., L.L.C.
5.27%, 07/05/07 (a)(b)(c)	27,000	27,000
Liberty Lighthouse U.S. Capital Co., L.L.C.
5.31%, 07/02/07 (b)(c)	15,000	14,998
5.28%, 07/16/07 (b)(c)	5,000	5,000
5.32%, 08/15/07 (b)(c)	13,000	12,998
5.37%, 08/20/07 (b)(c)	35,000	35,005
Links Finance, L.L.C.
5.29%, 07/16/07 (b)(c)	10,000	10,000
5.30%, 07/17/07 (b)(c)	50,000	50,000
5.32%, 07/20/07 (b)(c)	40,000	40,004
5.32%, 09/20/07 (b)(c)	7,000	6,999
Merrill Lynch & Co., Inc.
5.33%, 07/16/07	25,000	25,000
5.30%, 07/18/07	50,000	50,000
Morgan Stanley
5.36%, 07/03/07	20,000	20,000
5.48%, 07/18/07	27,420	27,441
Nordea Bank AB
5.33%, 07/11/07 (c)	25,000	25,000

12 See financial notes

Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Royal Bank of Canada
5.27%, 07/05/07	150,000	149,966
Royal Bank of Scotland PLC
5.26%, 07/16/07	30,000	29,999
5.33%, 07/23/07 (c)	20,000	20,000
5.27%, 07/26/07	50,000	49,989
Sedna Finance, Inc.
5.29%, 07/12/07 (b)(c)	48,000	47,997
Sigma Finance, Inc.
5.29%, 07/16/07 (b)(c)	50,000	49,997
5.35%, 07/25/07 (b)(c)	150,000	150,019
5.33%, 09/25/07 (b)(c)	23,000	23,000
Societe Generale
5.31%, 07/02/07 (c)	15,000	15,000
Sumitomo Trust & Banking Co.
5.32%, 07/05/07	47,000	47,000
5.32%, 07/10/07	13,000	13,000
5.32%, 07/16/07	86,000	86,000
5.32%, 07/23/07	49,000	49,000
Swedbank AB
5.32%, 09/17/07	65,000	64,998
Tenderfoot Seasonal Housing, L.L.C.
5.37%, 07/05/07 (a)	2,885	2,885
The Goldman Sachs Group, Inc.
5.34%, 07/02/07 (d)	155,000	155,000
5.34%, 07/11/07 (d)	4,000	4,000
5.36%, 07/17/07 (c)(d)	77,000	77,000
Westpac Banking Corp.
5.31%, 07/16/07 (c)	25,000	25,000
Whistlejacket Capital, L.L.C.
5.28%, 07/12/07 (b)(c)	25,000	25,000
5.28%, 07/20/07 (b)(c)	53,000	52,994
5.32%, 08/17/07 (b)(c)	10,000	9,999

Total Variable-Rate Obligations (Cost $2,715,772)		2,715,772

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

Other Investments 2.3% of net assets

Repurchase Agreements 2.3%

Banc of America Securities L.L.C.
Tri-Party Repurchase Agreement dated 06/29/07, due 07/02/07 at 5.35%, fully collateralized by U.S. Government Securities with a value of $204,000.	200,089	200,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement dated 06/29/07, due 07/02/07 at 5.38%, fully collateralized by U.S. Government Securities with a value of $8,892.	8,721	8,717
UBS Financial Services, Inc.
Tri-Party Repurchase Agreement dated 06/29/07, due 07/02/07 at 5.37%, fully collateralized by U.S. Government Securities with a value of $204,004.	200,090	200,000

Total Other Investments (Cost $408,717)		408,717

End of Investments.

At 06/30/07, the tax basis cost of the fund’s investments was $17,392,842.

At 06/30/07, portfolio holdings included illiquid and/or restricted securities as follows:

Issuer
Rate, Acquisition Date	Face Amount	Value
Maturity Date	($ x 1,000)	($ x 1,000)

The Goldman Sachs Group, Inc.
5.34%, 03/02/07, 07/02/07	155,000	155,000
5.34%, 04/11/07, 07/11/07	4,000	4,000
5.36%, 06/18/07, 07/17/07	77,000	77,000

		236,000

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,790,344 or 39.0% of net assets.
(d)	Illiquid and/or restricted security.

See financial notes 13

Schwab Advisor Cash Reserves

Statement of
Assets and Liabilities
As of June 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$17,392,842
Receivables:
Interest		72,582
Prepaid expenses	+	972

Total assets		17,466,396

Liabilities
Payables:
Investment adviser and administrator fees		320
Transfer agent and shareholder services fees		504
Distributions to shareholders	+	34,227

Total liabilities		35,051

Net Assets
Total assets		17,466,396
Total liabilities	−	35,051

Net assets		$17,431,345
Net Assets by Source
Capital received from investors		17,431,345

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$5,482,255		5,482,255		$1.00
Premier Sweep Shares	$11,949,090		11,949,090		$1.00

14 See financial notes

Schwab Advisor Cash Reserves

Statement of
Operations
From January 1, 2007 through June 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Interest		$449,067

Expenses
Investment adviser and administrator fees		26,295
Transfer agent and shareholder service fees:
Sweep Shares		10,748
Premier Sweep Shares		22,792
Registration fees		1,438
Custodian fees		328
Portfolio accounting fees		199
Shareholder reports		176
Professional fees		45
Trustees’ fees		37
Overdraft expense		1
Other expenses	+	49

Total expenses		62,108
Expense reduction by adviser and Schwab	−	11,175

Net expenses		50,933

Increase in Net Assets from Operations
Total investment income		449,067
Net expenses	−	50,933

Net investment income		398,134

Increase in net assets from operations		$398,134

See financial notes 15

Schwab Advisor Cash Reserves

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		1/1/07-6/30/07	1/1/06-12/31/06
Net investment income		$398,134	$406,556

Increase in net assets from operations		398,134	406,556

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		126,311	133,882
Premier Sweep Shares	+	271,823	272,674

Total distributions from net investment income		398,134	406,556

Transactions in Fund Shares*
Shares Sold
Sweep Shares		15,397,841	19,878,167
Premier Sweep Shares	+	41,991,155	48,935,956

Total shares sold		57,388,996	68,814,123

Shares Reinvested
Sweep Shares		113,275	131,357
Premier Sweep Shares	+	243.341	267,897

Total shares reinvested		356,616	399,254

Shares Redeemed
Sweep Shares		(15,250,719)	(16,686,064)
Premier Sweep Shares	+	(41,069,832)	(42,147,121)

Total shares redeemed		(56,320,551)	(58,833,185)

Net transactions in fund shares		1,425,061	10,380,192

Net Assets
Beginning of period		16,006,284	5,626,092
Total increase	+	1,425,061	10,380,192

End of period		$17,431,345	$16,006,284

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

16 See financial notes

Schwab Advisor Cash Reservestm

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Advisor Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts Municipal Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves

Schwab Advisor Cash Reserves offers two share classes: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio at amortized cost, which approximates market value.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund’s repurchase agreements will be fully collateralized by U.S. Government securities. All collateral is held by the fund’s custodian (or, in case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 17

Schwab Advisor Cash Reservestm

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund or class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2007, management has reviewed the tax positions for open tax years (December 31, 2003 through December 31, 2006), evaluated the implications of FIN 48 and determined that there is no impact to the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

18

Schwab Advisor Cash Reservestm

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the fund’s financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
Over $1 billion	0.32%
Over $10 billion	0.30%
Over $20 billion	0.27%
Over $40 billion	0.25%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.20%	0.20%
Premier Sweep Shares	0.20%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows for so long as CSIM serves as the adviser to the fund:

Sweep Shares	0.66%
Premier Sweep Shares	0.59%

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. The fund had no security transactions with other Schwab Funds during the period.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

The board of trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the fund’s Statement of Operations.

 19

Schwab Advisor Cash Reservestm

Financial Notes, unaudited (continued)

4. Borrowings from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trusts to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from line of credit for the fund during the period.

5. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2006, the fund had no capital loss carry forwards.

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2006, the fund had no deferred capital losses.

20

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Advisor Cash Reserves, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2007, and June 5, 2007, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 5, 2007. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating

 21

the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, (iii)  reductions of administrative “sweep” fees paid to Schwab in connection with money market fund shares that are used for automatic investment of cash held in customer brokerage accounts, and (iv) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

22

Trustees and Officers

The tables below give information as of June 30, 2007, about the trustees and officers for The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of June 30, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	61	None.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	61	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

 23

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served )	Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officers and Director, Schwab Holdings Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None

Randall W. Merk[2] 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co. Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Management and Director, American Century Companies, Inc.	72	None.

24

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & co., Inc.; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, President Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; President Mutual Fund Division, UST Advisors, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc. Excelsior tax-Exempt Funds, Inc. and Excelsior Funds Trust, Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co. Inc., Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

 25

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

26

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

 27

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

28

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR32959-02

Schwab California Municipal Money Fundtm

Semiannual Report
June 30, 2007

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment plan.

In fact, research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bond, and cash equivalents, can be the most important factor in determining overall portfolio performance.

With a broad range of investment strategies and styles, Schwab Funds® provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles to develop your own asset allocation strategy. Or, if you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With some of the highest quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

Schwab California Municipal Money Fund 1

From the President

Evelyn Dilsaver, President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I’m pleased to bring you the semiannual report for your Schwab money fund for the six-month period ended June 30, 2007. During the period, our money funds performed as designed, providing you with current income, stability of capital and convenient access to your money.

At this time, I’d like to take the opportunity to remind you that Schwab offers a range of money funds, including our purchased money funds, Schwab Value Advantage Investments®. These funds are designed for investors who have larger balances and don’t require frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include various taxable and tax-free investment strategies.

Further down the maturity spectrum, our ultrashort bond fund, Schwab YieldPlus Fund®, offers higher yield potential with higher risk than a money fund. And, because taxes are always a concern, Schwab also offers funds that can help you manage tax impact and your exposure to the alternative minimum tax (AMT)—the Schwab AMT Tax-Free Money Fund and the two Schwab Tax-Free YieldPlus Funds.

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investors should consider carefully information contained in the prospectus,

including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Please remember that with Schwab YieldPlus and Tax-Free YieldPlus Funds,

investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Bond funds are subject to increased loss of principal during periods of rising interest rates.

Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

2 Schwab California Municipal Money Fund

The Investment Environment and the Fund

Kevin Shaughnessy (left) CFA, managing director and senior portfolio manager, is responsible for the management of the fund.

John Shelton (right) CFA, portfolio manager, has day-to-day responsibility for management of the fund.

Although the U.S. economy grew at a sub-par pace during the report period, the markets remained resilient, aided by a continuation in relatively attractive equity valuations, stable earnings growth, and global liquidity. Strong employment data in June, coupled with an improved outlook on economic growth and tame inflation, suggested that the U.S. economy was healthy enough to diminish the possibility of a rate cut in the near future. However, several key issues continued to weigh on investors, namely, continued weakening of the housing market, rising energy prices, and uncertainty of the Federal Reserve (the Fed) in its outlook on the broader economy.

The U.S. economy had been slowing down, as GDP readings for the first quarter of 2007 came in at a mere 0.7% annually adjusted rate, as compared to 2.5% in the fourth quarter of 2006. As any growth rate below 3% is generally considered to be sub-par, the economy has underperformed for the fourth straight quarter. The recent reading is also at the lowest level since 2002, and reflected a number of factors, including a deceleration in exports, an increase in imports, and a decrease in government spending. Higher food and energy costs continue to be a concern, as they have the potential to weigh down on consumer spending. Furthermore, the housing market and sub-prime mortgage woes have the potential to dampen near term consumer spending.

The housing market remains a significant headwind for economic growth and continued to provide mixed signals with regards to a recovery. Existing home sales, which account for roughly 85% of the market, fell 0.3% to a seasonally adjusted annual rate of 5.99 million units in May, its lowest level since June 2003. Concurrently, new home sales declined by 1.6% to a seasonally adjusted annual rate of 915,000 units. According to the National Association of Realtors, buyer psychology has been the main factor behind sluggish home sales, in addition to tighter lending standards in the wake of subprime woes. Although a further decline in home prices may restore a sense of affordability, it also threatens to reduce equity values, an important source of wealth and leverage.

Commodity prices continue to pose a threat to economic growth as well. Although prices at the pump have slightly moderated, the national average remains above $3 a gallon, continuing to squeeze the pockets of many investors. Increasing global demand remains ever present, and will likely continue to put upward pressures on prices. Nevertheless, it is projected that global oil consumption will grow at a rate of 1.5 million barrels per day in 2007 and 1.6 million barrels per day in 2008, with half of the consumption growth stemming from China and the U.S., according to the Energy Information Administration. Though elevated commodity prices might have less upward pressure on inflation, their tax-like effect threatens to weigh down on spending and discretionary income.

In its June 2007 statement, the Fed noted that despite ongoing adjustments in the housing sector, the economy will likely maintain its course of expanding at a moderate pace. Given an upbeat employment picture, improvements in manufacturing, and continued strength in the stock market, the U.S. economy has the potential to grow near its long-term trend of 3%. In June, nonfarm payroll employment increased by 132,000, while unemployment remained unchanged at 4.5%. Bear in mind that employment conditions react with a lag to changes in monetary policy, and thus are not fully reflective of current conditions. The Fed still regarded the labor market as tight, thus noting that “the high level of resource utilization” could cause upward pressures on wages.

Schwab California Municipal Money Fund 3

The Investment Environment and the Fund continued

Although readings of core inflation improved, the Fed’s predominant concern remains the risk that inflation will fail to moderate. Core Personal Consumption Expenditures (PCE), the Fed’s primary index used to monitor inflation, rose at an annualized rate of 2.3% in the first quarter of 2007, up from 1.8% in the fourth quarter of 2006. While their unofficial comfort zone for core inflation remains at 1% to 2%, performance of the economy in the near term could determine the outcome of inflationary pressures; if U.S. economic growth remains moderate, inflation will likely remain contained. However, if a recovery of economic growth ensues, upward pressures in wage inflation run the risk of pressuring inflationary expectations.

During the first six months of 2007, yields on municipal variable rate notes increased approximately 0.30%. The Bond Market Association (BMA) Municipal Index averaged 3.68%. Much of this increase was driven by tax-exempt money market funds selling securities to meet investor redemptions during tax season. Yields on short term fixed rate notes rose approximately 0.20%, primarily due to increased note issuance during the month of June. Overall, the tax-exempt money market yield curve was relatively flat during the report period. In this environment, we believed 7-day variable rate demand notes and tax-exempt commercial paper with maturities under 90 days provided the best value.

The Schwab California Municipal Money Fund generally maintained a weighted average maturity (WAM) that was shorter than other funds with similar investment objectives for most of the report period. However, as fixed rate note yields increased late in the second quarter, we saw an opportunity to extend the WAM of the fund to a more neutral position.

California expects to report a general fund balance of $3.96 billion at June 30, 2007, or 3.9% of annual expenditures. This is down from nearly $11.3 billion a year ago, as state spending continues to outstrip recurring revenues. The fiscal 2007 budget had also allocated over $2.5 billion to prepay prior year loans and for early repayment of deficit bonds, and boosted spending on primary and secondary education by $2.9 billion. Fiscal 2007 revenues and transfers are now projected to be $2.3 billion ahead of the original budget estimates, or 2.4%, with personal income tax receipts accounting for most of the positive variance.

As of June 30, 2007, the State had not yet enacted the budget for the fiscal year that began on July 1. Governor Arnold Schwarzenegger’s May budget plan projected continued, albeit slower, economic growth, moderate general fund revenue performance, and provided for a $2.2 billion year-end reserve. The Governor’s latest proposal projected recurring revenues to grow about 5% over fiscal 2007 revenues, but also relied on $980 million from the sale of EdFund, California’s federal student loan guaranty agency. Under the plan, general fund expenditures would grow by 2.5% over fiscal 2007 spending, excluding one-time items. The budget proposal is balanced in part through the redirection of public transportation funds to education and reductions to social services spending, while also allocating $1.6 billion for early prepayment of deficit bonds. The Department of Finance calculates the fiscal 2008 structural imbalance to be about $1.4 billion, but the State’s Legislative Analyst pegs the underlying gap at over $3 billion after adjusting for potentially optimistic assumptions. The Legislative Analyst also projects the recurring shortfall to grow to more than $5 billion next fiscal year.

The Governor has also proposed an expansion of the voter-approved general obligation infrastructure initiative. His updated strategic growth plan would add $43.3 billion of general obligation and lease debt for prisons, education and flood control, to the $43.1 billion of bonds authorized by California’s voters in November 2006. The State Legislature authorized the new prison construction component totaling $7.4 billion in May 2007.

4 Schwab California Municipal Money Fund

The Investment Environment and the Fund continued

California’s economy has slowed but remains strong, building on solid growth in employment and exports, a mostly stable construction sector, and steady growth in personal income. The State added more than 255,000 nonfarm payroll jobs from January to May 2007, up 1.7% over the same period in 2006. This follows a 1.9% year-over-year gain for all of 2006. Nearly 25% of these jobs were in the professional and business services sector, and the state recorded strong gains in the educational and health services, leisure and hospitality, and government sectors. The construction sector, which had been a significant economic driver through 2006, held steady at about 920,000 total jobs. The State’s unemployment rate increased to 5.2% in May 2007, up from 4.9% in May 2006. For the calendar year 2007, the State Department of Finance is projecting 1.3% growth in nonfarm jobs and 5.3% growth in personal income.

Despite steady economic growth and strong revenue performance, California has been faced with persistent budget deficits. As a result, California’s ratings remain among the lowest of the U.S. states. At the end of the report period, the State’s ratings were A1 from Moody’s Investors Service, A+ from Standard & Poor’s, and A+ from Fitch Ratings.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab California Municipal Money Fund 5

Performance and Fund Facts as of 6/30/07

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Sweep Shares	Value Advantage Sharestm

Ticker Symbol	SWCXX	SWKXX

Seven-Day Yield[1]	3.10%	3.27%

Seven-Day Yield—No Waiver[2]	3.04%	3.17%

Seven-Day Effective Yield[1]	3.15%	3.33%

Seven-Day Taxable-Equivalent Effective Yield[1,3]	5.40%	5.71%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Weighted Average Maturity	33 days

Credit Quality of Holdings % of portfolio	100% Tier 1

Credit-Enhanced Securities % of portfolio	73%

Minimum Initial Investment[4]
Sweep Investments®	*
Value Advantage Sharestm	$25,000
($15,000 for IRA and custodial accounts)[5]

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.
[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[3]	Taxable-equivalent effective yield assumes a 2007 maximum combined federal regular income and California state personal income tax rate of 41.70%. Investment income may be subject to the Alternative Minimum Tax.
[4]	Please see prospectus for further detail and eligibility requirements.
[5]	Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult your tax advisor about your situation.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.

6 Schwab California Municipal Money Fund

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2007 and held through June 30, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 1/1/07	at 6/30/07	1/1/07 - 6/30/07

Schwab California Municipal Money Fundtm
Sweep Shares
Actual Return	0.63%	$1,000	$1,015.00	3.15
Hypothetical 5% Return	0.63%	$1,000	$1,021.67	3.16
Value Advantage Sharestm
Actual Return	0.45%	$1,000	$1,015.90	2.25
Hypothetical 5% Return	0.45%	$1,000	$1,022.56	2.26

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab California Municipal Money Fund 7

Schwab California Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-		1/1/06-	1/1/05-	1/1/04-	1/1/03	1/1/02
Sweep Shares	6/30/07*		12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.01		0.03	0.02	0.01	0.00 [1]	0.01

Less distributions:
Distributions from net investment income	(0.01)		(0.03)	(0.02)	(0.01)	(0.00)[1]	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	1.50	[2]	2.79	1.76	0.59	0.46	0.83

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.63	[3]	0.64	0.65	0.65	0.65	0.65
Gross operating expenses	0.69	[3]	0.82	0.82	0.82	0.82	0.82
Net investment income	3.01	[3]	2.77	1.74	0.58	0.45	0.83
Net assets, end of period ($ x 1,000,000)	4,424		4,539	4,134	4,147	4,169	4,056

	1/1/07		1/1/06-	1/1/05-	1/1/04-	1/1/03-	1/1/02-
Value Advantage Shares	6/30/07*		12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.02		0.03	0.02	0.01	0.01	0.01

Less distributions:
Distributions from net investment income	(0.02)		(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	1.59	[2]	2.99	1.96	0.79	0.66	1.03

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	[3]	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.56	[3]	0.58	0.59	0.59	0.59	0.59
Net investment income	3.19	[3]	2.95	1.96	0.78	0.65	1.03
Net assets, end of period ($ x 1,000,000)	4,553		4,201	3,240	2,825	3,061	3,081

*	Unaudited.

[1]	Per-share amount was less than $0.01.
[2]	Not annualized.
[3]	Annualized.

8 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings as of June 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

105.5%		Municipal Securities	9,475,805	9,475,805

105.5%		Total Investments	9,475,805	9,475,805
(5	.5)%	Other Assets and Liabilities		(498,013)

100.0%		Net Assets		8,977,792

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 105.5% of net assets

California 99.7%

Adelanto Public Utility Auth
Refunding RB (Utility System) Series 2005A
3.73%, 07/02/07 (a)(b)(c)	4,000	4,000
Alameda Cnty IDA
RB (Aitchison Family Partnership) Series 1993A
3.72%, 07/04/07 (a)(b)	2,480	2,480
RB (JMS Family Partnership) Series 1995A
3.72%, 07/04/07 (a)(b)	1,000	1,000
Anaheim Housing Auth
M/F Housing RB (Casa Granada Apts) Series 1997A
3.75%, 07/05/07 (a)(b)	3,395	3,395
M/F Housing RB (Port Trinidad Apts) Series 1997C
3.75%, 07/05/07 (a)(b)	1,940	1,940
M/F Housing Refunding RB (Sage Park) Series 1998A
3.77%, 07/05/07 (a)(b)	5,500	5,500
Anaheim Public Financing Auth
RB (Electric System Distribution Facilities) Series 2007A
3.75%, 07/05/07 (a)(b)(c)(d)	23,840	23,840
Sr Lease RB Series 1997A
3.80%, 03/01/37 (b)	74,475	75,363
Association of Bay Area Governments
Bonds (Airport Premium Fare-Bart SFO Extension) Series 2002A
3.74%, 07/05/07 (a)(b)(c)(d)	9,995	9,995
COP (Harker School Foundation) Series 1998
3.69%, 07/04/07 (a)(b)	4,050	4,050
M/F Housing RB (Artech Building) Series 1999A
3.77%, 07/05/07 (a)(b)	3,200	3,200
M/F Housing RB (Mountain View Apts) Series 1997A
3.78%, 07/05/07 (a)(b)	5,910	5,910
RB (Air Force Village West) Series 2005
3.73%, 07/05/07 (a)(b)	11,295	11,295
RB (Francis Parker School) Series 2005
3.65%, 07/05/07 (a)(b)	5,000	5,000
RB (Public Policy Institute of California) Series 2001A
3.65%, 07/05/07 (a)(b)	10,000	10,000
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB Series 2001D
3.74%, 07/05/07 (a)(b)(c)(d)	10,125	10,125
San Francisco Bay Area Toll Bridge RB Series 2006F
3.74%, 07/05/07 (a)(c)(d)	49,070	49,070
San Francisco Bay Area Toll Bridge RB Series 2007F
3.74%, 07/05/07 (a)(c)(d)	9,625	9,625
California
Economic Recovery Bonds Series 2004A
3.74%, 07/04/07 (a)(c)(d)	102,000	102,000
3.74%, 07/05/07 (a)(b)(c)(d)	8,495	8,495
3.74%, 07/05/07 (a)(c)(d)	39,995	39,995
3.74%, 07/05/07 (a)(b)(c)(d)	31,420	31,420
3.75%, 07/05/07 (a)(b)(c)(d)	21,768	21,768
3.75%, 07/05/07 (a)(b)(c)(d)	8,265	8,265
3.75%, 07/05/07 (a)(c)(d)	18,745	18,745
Economic Recovery Bonds Series 2004C18
3.68%, 07/04/07 (a)(b)(c)	1,000	1,000
Economic Recovery Bonds Series 2004C8
3.85%, 07/02/07 (a)(b)	5,500	5,500
Economic Recovery Bonds Series 2004C9
3.85%, 07/02/07 (a)(b)	3,500	3,500
GO Bonds
3.74%, 07/05/07 (a)(b)(c)(d)	8,845	8,845
3.74%, 07/05/07 (a)(b)(c)(d)	9,900	9,900
3.74%, 07/05/07 (a)(b)(c)(d)	10,740	10,740
3.74%, 07/05/07 (a)(b)(c)(d)	15,580	15,580
3.74%, 07/05/07 (a)(b)(c)(d)	16,795	16,795
3.74%, 07/05/07 (a)(b)(c)(d)	19,800	19,800
3.74%, 07/05/07 (a)(b)(c)(d)	28,480	28,480
3.75%, 07/05/07 (a)(b)(c)(d)	7,870	7,870
3.75%, 07/05/07 (a)(b)(c)(d)	17,171	17,171
3.75%, 07/05/07 (a)(b)(c)(d)	26,125	26,125

See financial notes 9

Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

3.75%, 07/05/07 (a)(b)(c)(d)	100,225	100,225
3.77%, 07/05/07 (a)(b)(c)(d)	38,020	38,020
3.77%, 07/05/07 (a)(b)(c)(d)	29,105	29,105
3.79%, 07/05/07 (a)(b)(c)(d)	24,095	24,095
GO Bonds Series 1999
3.75%, 07/05/07 (a)(b)(c)(d)	10,835	10,835
GO Bonds Series 2003C3
3.68%, 07/05/07 (a)(b)	35,000	35,000
GO Bonds Series 2003C4
3.68%, 07/05/07 (a)(b)	2,400	2,400
GO Bonds Series 2007
3.73%, 07/05/07 (a)(b)(c)(d)	22,850	22,850
3.73%, 07/05/07 (a)(b)(c)(d)	15,455	15,455
3.75%, 07/05/07 (a)(b)(c)(d)	12,017	12,017
GO CP Notes
3.75%, 07/02/07 (c)	48,400	48,400
3.67%, 07/05/07 (c)	49,000	49,000
3.72%, 07/05/07 (c)	40,000	40,000
3.67%, 07/06/07 (c)	20,000	20,000
3.70%, 07/06/07 (c)	50,000	50,000
3.72%, 07/09/07 (c)	40,000	40,000
3.74%, 07/09/07 (c)	29,350	29,350
3.75%, 07/09/07 (c)	15,000	15,000
3.67%, 07/10/07 (c)	35,000	35,000
3.70%, 07/10/07 (c)	10,000	10,000
3.71%, 07/10/07 (c)	55,000	55,000
3.74%, 07/10/07 (c)	45,000	45,000
3.68%, 08/06/07 (c)	16,000	16,000
GO Refunding Bonds
3.75%, 07/05/07 (a)(b)(c)(d)	9,105	9,105
3.75%, 07/05/07 (a)(b)(c)(d)	9,530	9,530
3.75%, 07/05/07 (a)(b)(c)(d)	17,105	17,105
3.75%, 07/05/07 (a)(b)(c)(d)	17,690	17,690
3.76%, 07/05/07 (a)(b)(c)(d)	10,000	10,000
3.77%, 07/05/07 (a)(b)(c)(d)	2,210	2,210
GO Refunding Bonds Series 2005
3.77%, 07/05/07 (a)(b)(c)(d)	22,655	22,655
GO Refunding Bonds Series 2007
3.73%, 07/05/07 (a)(b)(c)(d)	74,250	74,250
3.74%, 07/05/07 (a)(b)(c)(d)	74,345	74,345
3.75%, 07/05/07 (a)(b)(c)(d)	11,635	11,635
3.77%, 07/05/07 (a)(b)(c)(d)	75,000	75,000
Various Purpose GO Bonds
3.77%, 07/04/07 (a)(b)(c)(d)	6,100	6,100
3.74%, 07/05/07 (a)(b)(c)(d)	31,365	31,365
3.74%, 07/05/07 (a)(b)(c)(d)	6,365	6,365
3.75%, 07/05/07 (a)(b)(c)(d)	18,440	18,440
3.74%, 07/05/07 (a)(b)(c)(d)	12,455	12,455
3.74%, 07/05/07 (a)(b)(c)(d)	6,000	6,000
3.74%, 07/05/07 (a)(b)(c)(d)	37,550	37,550
3.75%, 07/05/07 (a)(b)(c)(d)	5,243	5,243
3.75%, 07/05/07 (a)(b)(c)(d)	12,500	12,500
3.75%, 07/05/07 (a)(b)(c)(d)	5,055	5,055
3.75%, 07/05/07 (a)(b)(c)(d)	5,695	5,695
3.75%, 07/05/07 (a)(b)(c)(d)	4,175	4,175
3.75%, 07/05/07 (a)(b)(c)(d)	6,710	6,710
Various Purpose GO Bonds Series 2006
3.77%, 07/05/07 (a)(b)(c)(d)	9,780	9,780
Veterans GO Bonds Series CB
3.77%, 07/05/07 (a)(b)(c)(d)	9,375	9,375
California Dept of Water Resources
BAN (Central Valley) Series 2007A
3.75%, 07/05/07 (a)(b)(c)(d)	63,000	63,000
Power Supply RB Series 2002C11
3.65%, 07/05/07 (a)(b)	3,100	3,100
Power Supply RB Series 2002C4
3.63%, 07/05/07 (a)(b)	160,810	160,810
Power Supply RB Series 2002C8
3.70%, 07/05/07 (a)(b)	3,000	3,000
Power Supply RB Series 2005F2
3.89%, 07/02/07 (a)(b)	1,550	1,550
Power Supply RB Series 2005G6
3.69%, 07/05/07 (a)(b)(c)	2,000	2,000
Water Refunding RB (Big Bear Lake) Series 1996
3.75%, 07/05/07 (a)(b)(c)(d)	8,445	8,445
California Economic Development Financing Auth
IDRB (Calco) Series 1997
3.73%, 07/04/07 (a)(b)	300	300
California Educational Facilities Auth
RB (Chapman Univ) Series 2000
3.65%, 07/04/07 (a)(b)	4,400	4,400
RB (University of Judaism) Series 1998A
3.82%, 07/05/07 (a)(b)	4,900	4,900
Refunding RB (Pepperdine Univ) Series 2005A
3.74%, 07/05/07 (a)(b)(c)(d)	25,835	25,835
California Health Facilities Financing Auth
Insured RB (Southern California Presbyterian Homes) Series 1998
3.74%, 07/04/07 (a)(b)(c)	42,285	42,285
RB (Kaiser Permanente) Series 1998A
3.75%, 07/05/07 (a)(b)(c)(d)	9,995	9,995
RB (Kaiser Permanente) Series 2006C
3.75%, 07/04/07 (a)	100,000	100,000
RB (Kaiser Permanente) Series 2006E
3.65%, 08/16/07	40,000	40,000
RB (Sutter Health) Series 2007A
3.74%, 07/04/07 (a)(c)(d)	31,490	31,490
3.74%, 07/05/07 (a)(c)(d)	15,000	15,000
3.75%, 07/05/07 (a)(c)(d)	3,360	3,360
Refunding RB (Cedars-Sinai Medical Center) Series 2005
3.74%, 07/05/07 (a)(b)(c)(d)	2,425	2,425
California HFA
Home Mortgage RB Series 2002F
3.90%, 07/02/07 (a)(b)(c)	3,000	3,000
Home Mortgage RB Series 2003H
3.75%, 07/04/07 (a)(b)(c)	18,840	18,840
Home Mortgage RB Series 2003K
3.76%, 07/04/07 (a)(c)	6,800	6,800
Home Mortgage RB Series 2005H
3.99%, 07/02/07 (a)(c)	1,200	1,200
3.53%, 07/05/07 (a)(c)	25,000	25,000
Home Mortgage RB Series 2006I
3.77%, 07/05/07 (a)(c)(d)	4,620	4,620
Home Mortgage RB Series 2006K
3.77%, 07/05/07 (a)(c)(d)	6,655	6,655

10 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

3.77%, 07/05/07 (a)(c)(d)	6,215	6,215
3.77%, 07/05/07 (a)(c)(d)	6,000	6,000
M/F Housing RB III Series 2002E
3.75%, 07/04/07 (a)(c)	57,690	57,690
California Infrastructure & Economic Development Bank
IDRB (American-De Rosa Lamp Arts) Series 1999
3.77%, 07/04/07 (a)(b)	4,950	4,950
IDRB (Fairmont Sign Co) Series 2000A
3.89%, 07/05/07 (a)(b)	4,250	4,250
IDRB (Nelson Name Plate Co) Series 1999
3.72%, 07/01/07 (a)(b)	2,450	2,450
IDRB (Roller Bearing Co) Series 1999
3.88%, 07/04/07 (a)(b)	2,400	2,400
RB (Bay Area Bridges Seismic Retrofit) Series 2003A
3.80%, 07/05/07 (a)(b)(c)(d)	17,979	17,979
RB (Bay Area Toll Bridges Seismic Retrofit) Series 2003A
3.74%, 07/05/07 (a)(b)(c)(d)	17,740	17,740
3.75%, 07/05/07 (a)(b)(c)(d)	47,540	47,540
RB (SRI International) Series 2003A
3.69%, 07/05/07 (a)(b)	3,950	3,950
California Pollution Control Finance Auth
Pollution Control Refunding RB (PG&E) Series 2004A&D
3.80%, 07/05/07 (a)(b)(c)(d)	9,995	9,995
Refunding RB (Pacific Gas and Electric) Series 1996A
3.78%, 07/05/07 (a)(b)(c)(d)	29,115	29,115
Resource Recovery RB (Sanger) Series 1990A
3.79%, 07/04/07 (a)(b)	19,200	19,200
Resource Recovery RB (Wadham Energy) Series 1987B
3.77%, 07/04/07 (a)(b)	1,800	1,800
Solid Waste Disposal RB (Ag Resources III) Series 2004
3.78%, 07/04/07 (a)(b)	5,570	5,570
Solid Waste Disposal RB (Agrifab) Series 2003
3.78%, 07/04/07 (a)(b)	5,800	5,800
Solid Waste Disposal RB (Alameda Cnty Industries) Series 2000A
3.78%, 07/04/07 (a)(b)	2,555	2,555
Solid Waste Disposal RB (Athens Disposal Co) Series 1995A
3.78%, 07/04/07 (a)(b)	7,500	7,500
Solid Waste Disposal RB (Athens Disposal Co) Series 1999A
3.78%, 07/04/07 (a)(b)	4,410	4,410
Solid Waste Disposal RB (Athens Services) Series 2001A
3.78%, 07/04/07 (a)(b)	2,895	2,895
Solid Waste Disposal RB (Athens Services) Series 2006A
3.78%, 07/04/07 (a)(b)	20,565	20,565
Solid Waste Disposal RB (Atlas Disposal Industries) Series 1999A
3.78%, 07/04/07 (a)(b)	5,400	5,400
Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2005A
3.83%, 07/04/07 (a)(b)	7,280	7,280
Solid Waste Disposal RB (BLT Enterprises of Sacramento) Series 1999A
3.78%, 07/04/07 (a)(b)	7,535	7,535
Solid Waste Disposal RB (Blue Line Transfer) Series 1999A
3.78%, 07/04/07 (a)(b)	3,895	3,895
Solid Waste Disposal RB (Blue Line Transfer) Series 2001A
3.78%, 07/04/07 (a)(b)	3,810	3,810
Solid Waste Disposal RB (Burrtec Waste and Recycling Services LLC) Series 2006A
3.78%, 07/04/07 (a)(b)	18,425	18,425
Solid Waste Disposal RB (Burrtec Waste Group) Series 2004
3.78%, 07/04/07 (a)(b)	9,920	9,920
Solid Waste Disposal RB (Burrtec Waste Group) Series 2006A
3.78%, 07/04/07 (a)(b)	18,445	18,445
Solid Waste Disposal RB (Burrtec Waste Industries) Series 1997B
3.78%, 07/04/07 (a)(b)	4,600	4,600
Solid Waste Disposal RB (Burrtec Waste Industries) Series 2000A
3.78%, 07/04/07 (a)(b)	4,705	4,705
Solid Waste Disposal RB (Burrtec Waste Industries) Series 2002A
3.78%, 07/05/07 (a)(b)	9,900	9,900
Solid Waste Disposal RB (California Waste Solutions) Series 2002A
3.78%, 07/05/07 (a)(b)	10,110	10,110
Solid Waste Disposal RB (California Waste Solutions) Series 2004A
3.78%, 07/04/07 (a)(b)	8,350	8,350
Solid Waste Disposal RB (California Waste Solutions) Series 2007A
3.80%, 07/04/07 (a)(b)	25,905	25,905
Solid Waste Disposal RB (Cedar Avenue Recycling & Transfer Station LP)
3.78%, 07/04/07 (a)(b)	2,700	2,700
Solid Waste Disposal RB (Cold Canyon Landfill) Series 1998A
3.78%, 07/04/07 (a)(b)	5,845	5,845
Solid Waste Disposal RB (Contra Costa Waste Service) Series 1995A
3.78%, 07/04/07 (a)(b)	3,225	3,225
Solid Waste Disposal RB (CR&R Inc) Series 1995A
3.81%, 07/04/07 (a)(b)	3,160	3,160

See financial notes 11

Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Solid Waste Disposal RB (CR&R Inc) Series 2000A
3.81%, 07/04/07 (a)(b)	2,860	2,860
Solid Waste Disposal RB (CR&R Inc) Series 2002A
3.81%, 07/05/07 (a)(b)	3,400	3,400
Solid Waste Disposal RB (CR&R Inc) Series 2006A
3.81%, 07/04/07 (a)(b)	7,840	7,840
Solid Waste Disposal RB (CR&R Inc) Series 2007A
3.81%, 07/04/07 (a)(b)	10,305	10,305
Solid Waste Disposal RB (Desert Properties LLC) Series 2006B
3.83%, 07/04/07 (a)(b)	2,245	2,245
Solid Waste Disposal RB (EDCO Disposal Corp) Series 1996A
3.78%, 07/04/07 (a)(b)	10,940	10,940
Solid Waste Disposal RB (EDCO Disposal Corp) Series 2004A
3.78%, 07/04/07 (a)(b)	21,755	21,755
Solid Waste Disposal RB (Escondido Disposal/Jemco Equipment Corp) Series 1998A
3.78%, 07/04/07 (a)(b)	7,845	7,845
Solid Waste Disposal RB (Federal Disposal Service) Series 2001A
3.83%, 07/04/07 (a)(b)	750	750
Solid Waste Disposal RB (Garaventa Enterprises Inc) Series 2006A
3.78%, 07/04/07 (a)(b)	8,970	8,970
Solid Waste Disposal RB (Garden City Sanitation, Inc) Series 2007A
3.83%, 07/04/07 (a)(b)	8,110	8,110
Solid Waste Disposal RB (Greenteam of San Jose) Series 1997A
3.78%, 07/04/07 (a)(b)	960	960
Solid Waste Disposal RB (Greenteam of San Jose) Series 2001A
3.78%, 07/04/07 (a)(b)	10,785	10,785
Solid Waste Disposal RB (Greenwaste of Tehama) Series 1999A
3.78%, 07/04/07 (a)(b)	640	640
Solid Waste Disposal RB (GreenWaste Recovery) Series 2007A
3.83%, 07/04/07 (a)(b)	10,000	10,000
Solid Waste Disposal RB (GreenWaste Recovery, Inc) Series 2006A
3.83%, 07/04/07 (a)(b)	2,930	2,930
Solid Waste Disposal RB (Madera Disposal Systems Inc) Series 1998A
3.78%, 07/04/07 (a)(b)	1,800	1,800
Solid Waste Disposal RB (MarBorg Industries) Series 2000A
3.78%, 07/04/07 (a)(b)	3,445	3,445
Solid Waste Disposal RB (MarBorg Industries) Series 2002
3.78%, 07/04/07 (a)(b)	4,010	4,010
Solid Waste Disposal RB (MarBorg Industries) Series 2004A
3.78%, 07/05/07 (a)(b)	5,215	5,215
Solid Waste Disposal RB (Marin Sanitary Service) Series 2006A
3.83%, 07/04/07 (a)(b)	3,910	3,910
Solid Waste Disposal RB (Metropolitan Recycling Corp) Series 2000B
3.83%, 07/04/07 (a)(b)	860	860
Solid Waste Disposal RB (Mid-Valley Disposal) Series 2006A
3.83%, 07/04/07 (a)(b)	3,560	3,560
Solid Waste Disposal RB (Mill Valley Refuse Service Inc) Series 2003A
3.78%, 07/04/07 (a)(b)	2,225	2,225
Solid Waste Disposal RB (Mottra Corp) Series 2002A
3.83%, 07/05/07 (a)(b)	1,910	1,910
Solid Waste Disposal RB (Napa Recycling and Waste Services) Series 2005A
3.83%, 07/04/07 (a)(b)	4,680	4,680
Solid Waste Disposal RB (Orange Ave Disposal Co) Series 2002A
3.78%, 07/05/07 (a)(b)	5,785	5,785
Solid Waste Disposal RB (Placer Cnty Eastern Regional Sanitary Landfill, Inc) Series 2003A
3.78%, 07/04/07 (a)(b)	5,035	5,035
Solid Waste Disposal RB (Rainbow Disposal Company Inc) Series 2006A
3.83%, 07/04/07 (a)(b)	8,910	8,910
Solid Waste Disposal RB (Ratto Group of Companies) Series 2001A
3.78%, 07/04/07 (a)(b)	6,845	6,845
Solid Waste Disposal RB (Sanco Services) Series 2002A
3.78%, 07/05/07 (a)(b)	5,535	5,535
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A
3.83%, 07/04/07 (a)(b)	1,415	1,415
Solid Waste Disposal RB (Solag Disposal) Series 1997A
3.81%, 07/04/07 (a)(b)	2,135	2,135
Solid Waste Disposal RB (Specialty Solid Waste and Recycling) Series 2001A
3.83%, 07/04/07 (a)(b)	700	700

12 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Solid Waste Disposal RB (Talco Plastics) Series 1997A
3.77%, 07/04/07 (a)(b)	2,975	2,975
Solid Waste Disposal RB (Valley Vista Services Inc) Series 2003A
3.83%, 07/05/07 (a)(b)	3,485	3,485
Solid Waste Disposal RB (Valley Vista Services, Inc) Series 2007A
3.83%, 07/04/07 (a)(b)	2,920	2,920
Solid Waste Disposal RB (West Valley MRF) Series 1997A
3.83%, 07/04/07 (a)(b)	2,105	2,105
Solid Waste Disposal RB (Zanker Road Landfill) Series 1999C
3.83%, 07/04/07 (a)(b)	4,045	4,045
California Public Works Board
Lease RB (California Community Colleges) Series 2007B
3.75%, 07/05/07 (a)(b)(c)(d)	3,655	3,655
Lease RB (Office of Emergency Services) Series 2007A
3.75%, 07/05/07 (a)(b)(c)(d)	10,315	10,315
Lease RB (University of California) Series 1997C
3.75%, 07/05/07 (a)(b)(c)(d)	10,900	10,900
Lease RB (University of California) Series 2005C
3.75%, 07/05/07 (a)(c)(d)	21,920	21,920
Lease RB Series 1999A
3.77%, 07/04/07 (a)(b)(c)(d)	9,985	9,985
Lease RB Series 2005E
3.75%, 07/05/07 (a)(b)(c)(d)	11,055	11,055
Lease Refunding RB (Dept of Corrections) Series 1993A
3.74%, 07/05/07 (a)(b)(c)(d)	3,000	3,000
Lease Refunding RB (Dept of Corrections) Series 2005J
3.75%, 07/05/07 (a)(b)(c)(d)	24,840	24,840
Lease Refunding RB (Univ of California) Series 2007A
3.73%, 07/05/07 (a)(b)(c)(d)	9,270	9,270
3.73%, 07/05/07 (a)(b)(c)(d)	11,755	11,755
3.75%, 07/05/07 (a)(b)(c)(d)	23,751	23,751
California School Cash Reserve Program Auth
COP (2007-2008 TRANS) Series A
3.62%, 07/01/08 (b)(e)	40,000	40,240
California State Univ
Systemwide RB Series 2005A
3.75%, 07/05/07 (a)(b)(c)(d)	11,760	11,760
Systemwide RB Series 2005C
3.74%, 07/05/07 (a)(b)(c)(d)	20,180	20,180
3.74%, 07/05/07 (a)(b)(c)(d)	25,895	25,895
3.75%, 07/05/07 (a)(b)(c)(d)	2,995	2,995
3.75%, 07/05/07 (a)(b)(c)(d)	21,240	21,240
3.75%, 07/05/07 (a)(b)(c)(d)	22,195	22,195
Systemwide RB Series 2007A
3.73%, 07/05/07 (a)(b)(c)(d)	24,750	24,750
California State University Institute
CP Series A
3.65%, 09/04/07 (b)	33,056	33,056
3.71%, 10/01/07 (b)	12,635	12,635
California Statewide Communities Development Auth
COP (Sutter Health Related Group)
3.77%, 07/04/07 (a)(b)(c)(d)	5,000	5,000
COP (Sutter Health) Series 2004
3.75%, 07/05/07 (a)(b)(c)(d)	27,199	27,199
IDRB (Golden Valley Grape Juice and Wine) Series 1998
3.88%, 07/04/07 (a)(b)	210	210
IDRB (Integrated Rolling Co) Series 1999A
3.72%, 07/01/07 (a)(b)	500	500
M/F Housing RB (Agave at Elk Grove Apts) Series 2003DD
3.77%, 07/05/07 (a)(b)	15,100	15,100
M/F Housing RB (Bay Vista at MeadowPark Apts) Series 2003NN1
3.78%, 07/05/07 (a)(b)	15,000	15,000
M/F Housing RB (Bay Vista at MeadowPark Apts) Series 2003NN2
3.78%, 07/05/07 (a)(b)	5,000	5,000
M/F Housing RB (Creekside at MeadowPark Apts) Series 2002HH
3.77%, 07/05/07 (a)(b)	9,895	9,895
M/F Housing RB (Cypress Villa Apts) Series 2000F
3.77%, 07/05/07 (a)(b)	4,725	4,725
M/F Housing RB (Dublin Ranch Senior Apts) Series 2003OO
3.78%, 07/05/07 (a)(b)	15,090	15,090
M/F Housing RB (Dublin Ranch Senior Apts) Series 2006G
3.78%, 07/05/07 (a)(b)	5,010	5,010
M/F Housing RB (Emerald Gardens Apts) Series 2000E
3.77%, 07/05/07 (a)(b)	7,320	7,320
M/F Housing RB (Fairway Family Apts) Series 2003PP
3.78%, 07/05/07 (a)(b)	30,000	30,000
M/F Housing RB (Fairway Family Apts) Series 2006H
3.78%, 07/05/07 (a)(b)	7,000	7,000
M/F Housing RB (Heritage Oaks Apts) Series 2004YY
3.77%, 07/05/07 (a)(b)	6,900	6,900
M/F Housing RB (Kimberly Woods Apts) Series 1995B
3.77%, 07/04/07 (a)(b)	13,400	13,400
M/F Housing RB (Laurel Park Senior Apts) Series 2002H
3.75%, 07/05/07 (a)(b)	5,500	5,500
M/F Housing RB (Los Padres Apts) Series 2003E
3.77%, 07/05/07 (a)(b)	10,750	10,750
M/F Housing RB (Marlin Cove Apts) Series 2000V
3.77%, 07/05/07 (a)(b)	16,000	16,000

See financial notes 13

Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing RB (Oak Center Towers) Series 2005L
3.77%, 07/05/07 (a)(b)	11,450	11,450
M/F Housing RB (Oakmont of Concord) Series 2002Q
3.77%, 07/05/07 (a)(b)	25,000	25,000
M/F Housing RB (Park David Senior Apts) Series 1999D
3.77%, 07/05/07 (a)(b)	8,220	8,220
M/F Housing RB (Plaza Club Apts) Series 1997A
3.78%, 07/05/07 (a)(b)	14,790	14,790
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE
3.80%, 07/05/07 (a)(b)	12,300	12,300
M/F Housing RB (Sagewood At Stonebridge Estates) Series 2005CC
3.77%, 07/05/07 (a)(b)	9,100	9,100
M/F Housing RB (The Belmont) Series 2005F
3.77%, 07/05/07 (a)(b)	10,500	10,500
M/F Housing RB (Valley Palms Apts) Series 2002C
3.77%, 07/05/07 (a)(b)	12,000	12,000
M/F Housing RB (Villas at Hamilton Apts) Series 2001HH
3.77%, 07/05/07 (a)(b)	11,440	11,440
M/F Housing RB (Wilshire Court Apts) Series 2003M
3.77%, 07/05/07 (a)(b)	15,000	15,000
M/F Housing RB (Wilshire Court Apts) Series 2004AAA
3.77%, 07/05/07 (a)(b)	15,000	15,000
M/F Housing RB (Woodsong Apts) Series 1997B
3.75%, 07/05/07 (a)(b)	3,127	3,127
M/F Housing Refunding RB (Brandon Place Apts) Series 2006D
3.77%, 07/05/07 (a)(b)	6,070	6,070
M/F Housing Refunding RB (Crystal View Apts) Series 2004A
3.77%, 07/05/07 (a)(b)	7,075	7,075
RB (Children’s Hospital of LA) Series 2007
3.75%, 07/05/07 (a)(b)(c)(d)	37,500	37,500
RB (Elder Care Alliance) Series 2000
3.74%, 07/04/07 (a)(b)	12,560	12,560
RB (Gemological Institute) Series 2001
3.65%, 07/05/07 (a)(b)(c)	580	580
RB (Japanese American National Museum) Series 2000A
3.68%, 07/05/07 (a)(b)	4,400	4,400
RB (Jewish Federation Council of Greater Los Angeles) Series 2000A
3.82%, 07/05/07 (a)(b)	1,600	1,600
RB (Kaiser Permanente) Series 2002B
3.75%, 07/04/07 (a)	56,730	56,730
RB (Kaiser Permanente) Series 2003A
3.75%, 07/04/07 (a)	27,300	27,300
RB (Kaiser Permanente) Series 2004K
3.69%, 08/06/07	14,000	14,000
3.64%, 08/07/07	26,500	26,500
3.65%, 08/16/07	11,000	11,000
RB (Kaiser Permanente) Series 2004M
3.75%, 07/04/07 (a)	14,700	14,700
RB (Kaiser Permanente) Series 2006B
3.74%, 07/05/07 (a)(b)(c)(d)	10,800	10,800
RB (Kaiser Permanente) Series 2006D
3.65%, 08/16/07	20,000	20,000
RB (Kaiser Permanente) Series 2007B
3.74%, 07/05/07 (a)(b)(c)(d)	75,000	75,000
RB (Laurence School) Series 2003
3.65%, 07/05/07 (a)(b)	3,145	3,145
RB (National Public Radio) Series 2002
3.73%, 07/04/07 (a)(b)	1,325	1,325
RB (Painted Turtle) Series 2003
3.65%, 07/05/07 (a)(b)	11,650	11,650
RB (Sutter Health) Series 2003A
3.73%, 07/05/07 (a)(b)(c)(d)	14,850	14,850
RB (Sutter Health) Series 2003B
3.73%, 07/05/07 (a)(b)(c)(d)	47,430	47,430
TRAN Program Note Participations Series 2007A2
3.62%, 06/30/08 (e)	12,500	12,605
3.68%, 06/30/08	13,365	13,471
TRAN Program Note Participations Series 2007A3
3.62%, 06/30/08 (e)	15,000	15,127
3.66%, 06/30/08	25,000	25,201
TRAN Program Note Participations Series 2007A4
3.62%, 06/30/08 (e)	12,500	12,605
TRAN Program Note Participations Series 2007A5
3.68%, 06/30/08 (e)	25,520	25,721
3.62%, 06/30/08	10,000	10,084
Carlsbad
M/F Housing Refunding RB (Santa Fe Ranch Apts) Series 1993A
3.64%, 07/05/07 (a)(b)	14,400	14,400
Central Unified SD
GO Refunding Bonds Series 2005
3.74%, 07/05/07 (a)(b)(c)(d)	11,855	11,855
Coast Community College District
GO Bonds (Election of 2002) Series 2006B
3.74%, 07/05/07 (a)(b)(c)(d)	7,490	7,490

14 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO Bonds (Election of 2002) Series 2006C
3.79%, 07/05/07 (a)(b)(c)(d)	16,905	16,905
Contra Costa Cnty
M/F Mortgage RB (El Cerrito Royale) Series 1987A
3.69%, 07/05/07 (a)(b)	2,480	2,480
Contra Costa Water District
Refunding RB Series N
3.75%, 07/05/07 (a)(b)(c)(d)	15,000	15,000
Davis Community Facilities District No.1992-2
Special Tax Bonds (East Davis Mace Ranch Area II) Series 2000
3.68%, 07/05/07 (a)(b)	3,075	3,075
Desert Sands Unified SD
GO Bonds (Election of 2001) Series 2006
3.74%, 07/05/07 (a)(b)(c)(d)	11,150	11,150
Diamond Bar Public Financing Auth
Lease RB (Community/Senior Center) Series 2002A
3.83%, 07/04/07 (a)(b)	5,500	5,500
East Bay Municipal Utility District
Wastewater System Subordinated RB Series 2007A
3.73%, 07/05/07 (a)(c)(d)	6,600	6,600
Water System CP
3.63%, 09/13/07 (c)	40,000	40,000
Water System Subordinated RB Series 2005A
3.74%, 07/05/07 (a)(b)(c)(d)	11,450	11,450
Water System Subordinated RB Series 2007A
3.73%, 07/05/07 (a)(b)(c)(d)	50,000	50,000
3.75%, 07/05/07 (a)(b)(c)(d)	52,490	52,490
Water System Subordinated Refunding RB Series 2007A
3.74%, 07/05/07 (a)(b)(c)(d)	3,950	3,950
East Side Union High SD
GO Refunding Bonds Series 2003B
3.77%, 07/04/07 (a)(b)(c)(d)	4,290	4,290
El Cajon Redevelopment Agency
M/F Housing RB (Park-Mollison and Madison Apts) Series 1998
3.78%, 07/05/07 (a)(b)	4,800	4,800
El Camino Community College District
GO Bonds (Election of 2002) Series 2006B
3.75%, 07/05/07 (a)(b)(c)(d)	2,900	2,900
GO Bonds Series 2003A
3.73%, 07/05/07 (a)(b)(c)(d)	16,100	16,100
El Camino Hospital District
2006 GO Bonds
3.74%, 07/05/07 (a)(b)(c)(d)	6,600	6,600
3.75%, 07/05/07 (a)(b)(c)(d)	7,630	7,630
Elk Grove Unified SD
Community Facilities District No.1 Special Tax Bonds (Election of 1998) Series 2005
3.73%, 07/05/07 (a)(b)(c)(d)	17,010	17,010
Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A
3.79%, 07/05/07 (a)(b)	87,715	87,715
Escondido
M/F Housing RB (Via Roble Apts) Series 2003A
3.77%, 07/05/07 (a)(b)	6,900	6,900
Evergreen Elementary SD
GO Refunding Bonds Series 2005
3.75%, 07/05/07 (a)(b)(c)(d)	16,120	16,120
Foothill-DeAnza Community College District
GO Bonds Series A
3.77%, 07/04/07 (a)(c)(d)	9,955	9,955
Fresno IDA
IDRB (Keiser Corp) Series 1997
3.77%, 07/04/07 (a)(b)	1,160	1,160
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A
3.74%, 07/05/07 (a)(b)(c)(d)	15,000	15,000
3.74%, 07/05/07 (a)(b)(c)(d)	22,620	22,620
3.75%, 07/05/07 (a)(b)(c)(d)	16,995	16,995
3.75%, 07/05/07 (a)(b)(c)(d)	61,552	61,552
3.75%, 07/05/07 (a)(b)(c)(d)	13,055	13,055
3.78%, 07/05/07 (a)(b)(c)(d)	5,200	5,200
Tobacco Settlement Asset Backed Bonds Series 2007A1
3.74%, 07/05/07 (a)(b)(c)(d)	47,500	47,500
Tobacco Settlement Asset-Backed Bonds Series 2003A1
3.75%, 07/05/07 (a)(c)(d)	21,915	21,915
Tobacco Settlement Asset-Backed Bonds Series 2007A1
3.74%, 07/05/07 (a)(b)(c)(d)	16,000	16,000
Golden Valley Unified SD
GO Bonds (Election of 1999) Series D
3.78%, 07/05/07 (a)(b)(c)(d)	8,248	8,248
Golden West Schools Financing Auth
GO Bonds (Beverly Hills Unified SD) Series 2005
3.74%, 07/05/07 (a)(b)(c)(d)	8,860	8,860
Grossmont Union High SD
GO Bonds (Election of 2004) Series 2006
3.77%, 07/05/07 (a)(b)(c)(d)	5,575	5,575
Hawthorne Community Facilities District No. 2006-1
Special Tax Bonds (Three Sixty Degrees at South Bay) Series 2006
3.74%, 07/05/07 (a)(b)(c)(d)	4,125	4,125
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A
3.80%, 07/05/07 (a)(b)	13,915	13,915
M/F Housing RB (Shorewood Apts) Series 1984A
3.68%, 07/05/07 (a)(b)	12,100	12,100

See financial notes 15

Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Hayward Housing Auth
M/F Mortgage Refunding RB (Huntwood Terrace Apts) Series 1993A
3.70%, 07/04/07 (a)(b)	5,155	5,155
Hercules Public Financing Auth
Lease RB Series 2003A
3.65%, 07/05/07 (a)(b)	6,885	6,885
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A
3.78%, 07/05/07 (a)(b)	9,500	9,500
Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A
3.78%, 07/05/07 (a)(b)	4,600	4,600
Irvine
Lease RB (Capital Improvement) Series 1985
3.75%, 07/05/07 (a)(b)	1,675	1,675
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No.03-19) Series B
3.80%, 07/02/07 (a)(b)	164	164
Irwindale Community Redevelopment Agency
Tax Allocation Refunding Parity Bonds (City Industrial Development) Series 2006
3.74%, 07/05/07 (a)(b)(c)(d)	7,110	7,110
Kern Cnty
2007-08 TRAN
3.62%, 06/30/08 (e)	25,000	25,212
Long Beach Harbor
CP Series A
3.74%, 08/07/07 (c)	28,750	28,750
3.69%, 08/22/07 (c)	31,400	31,400
Refunding RB Series 1998A
3.77%, 07/05/07 (a)(b)(c)(d)	6,570	6,570
Refunding RB Series 2005A
3.77%, 07/05/07 (a)(b)(c)(d)	2,520	2,520
Long Beach Unified SD
Capital Improvement Refinancing COP Series 2001
3.73%, 07/05/07 (a)(b)(c)	7,905	7,905
Los Angeles
GO Refunding Bonds Series 1998A
3.75%, 07/05/07 (a)(b)(c)(d)	4,150	4,150
M/F Housing RB (Beverly Park Apts) Series 1988A
3.75%, 07/02/07 (a)(b)	34,000	34,000
M/F Housing RB (Channel Gateway Apts) Series 1989B
3.71%, 07/06/07 (a)(b)	28,250	28,250
M/F Housing RB (Fountain Park Phase II) Series 2000B
3.75%, 07/05/07 (a)(b)	13,615	13,615
M/F Housing RB Series 1985K
3.62%, 07/03/07 (a)(b)	752	752
Sanitation Equipment Charge RB Series 2005A
3.75%, 07/05/07 (a)(b)(c)(d)	5,490	5,490
TRAN Series 2007-2008
3.65%, 06/30/08 (e)	50,000	50,396
3.67%, 06/30/08 (e)	102,600	103,393
Wastewater System Refunding RB Series 2002A
3.74%, 07/05/07 (a)(b)(c)(d)	12,245	12,245
3.74%, 07/05/07 (a)(b)(c)(d)	6,840	6,840
Wastewater System Subordinate Refunding RB Series 2006D
3.67%, 07/05/07 (a)(b)(c)	4,980	4,980
Los Angeles Cnty
2007-08 TRAN
3.62%, 06/30/08 (e)	50,000	50,422
3.64%, 06/30/08	8,255	8,323
Los Angeles Cnty Metropolitan Transportation Auth
Prop A First Tier Sr Sales Tax RB Series 2005A
3.75%, 07/05/07 (a)(b)(c)(d)	4,445	4,445
Sales Tax RB Series 1997A
3.77%, 07/04/07 (b)(c)	23,830	23,830
Second Subordinate Sales Tax Revenue CP Series A
3.60%, 07/09/07 (b)	36,650	36,650
Sr Sales Tax RB Series 2001A
3.73%, 07/05/07 (a)(b)(c)(d)	12,600	12,600
Sr Sales Tax Refunding RB Series 2001B
3.74%, 07/05/07 (a)(b)(c)(d)	24,750	24,750
Los Angeles Cnty Public Works Financing Auth
Lease Refunding RB Series 2006B
3.80%, 07/05/07 (a)(b)(c)(d)	7,155	7,155
Los Angeles Community College District
GO Refunding Bonds (2001 Election) Series 2005A
3.75%, 07/05/07 (a)(b)(c)(d)	8,035	8,035
Los Angeles Community Redevelopment Agency
M/F Housing RB (Wilshire Station Apts) Series 2003A
3.89%, 07/02/07 (a)(b)	4,275	4,275
M/F Housing RB (Wilshire Station Apts) Series 2004A
3.89%, 07/02/07 (a)(b)	5,275	5,275
Los Angeles Dept of Water and Power
Power Supply RB Series 2005A1
3.74%, 07/05/07 (a)(b)(c)(d)	45,000	45,000
Power System RB Series 2001A
3.74%, 07/05/07 (a)(b)(c)(d)	24,750	24,750
Power System RB Series 2001A1
3.75%, 07/05/07 (a)(b)(c)(d)	15,000	15,000
3.77%, 07/05/07 (a)(c)(d)	7,120	7,120
Power System RB Series 2005A1
3.73%, 07/05/07 (a)(b)(c)(d)	8,140	8,140
Power System RB Series 2005A2
3.75%, 07/05/07 (a)(b)(c)(d)	20,800	20,800
Power System Revenue CP Notes
3.69%, 08/07/07 (c)	47,500	47,500
3.66%, 08/08/07 (c)	25,000	25,000
3.67%, 08/08/07 (c)	40,000	40,000
3.70%, 08/13/07 (c)	5,000	5,000
Water System RB Series 2001A
3.75%, 07/05/07 (a)(b)(c)(d)	13,555	13,555

16 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Water System RB Series 2006A2
3.74%, 07/05/07 (a)(b)(c)(d)	13,355	13,355
Water Works RB Series 1999
3.77%, 07/04/07 (a)(b)(c)(d)	22,090	22,090
Los Angeles Harbor
RB Series 2006D
3.78%, 07/05/07 (a)(b)(c)(d)	12,695	12,695
Refunding RB Series 2005 A&B
3.75%, 07/05/07 (a)(b)(c)(d)	22,820	22,820
Refunding RB Series 2006B
3.77%, 07/05/07 (a)(b)(c)(d)	13,710	13,710
Los Angeles Municipal Improvement Corp
Lease RB (Police Headquarters Facility) Series A
3.75%, 07/05/07 (a)(b)(c)(d)	25,265	25,265
Lease Revenue CP Series A1
3.73%, 08/08/07 (b)	4,500	4,500
3.64%, 08/15/07 (b)	17,000	17,000
3.67%, 08/15/07 (b)	3,000	3,000
3.68%, 08/15/07 (b)	15,000	15,000
3.70%, 08/15/07 (b)	9,200	9,200
Los Angeles Unified SD
GO Bonds
3.65%, 07/17/07 (a)(b)(c)(d)	7,890	7,890
GO Bonds (Election of 1997) Series 2002E
3.75%, 07/05/07 (a)(b)(c)(d)	5,640	5,640
GO Bonds (Election of 2002) Series 2003A
3.74%, 07/05/07 (a)(b)(c)(d)	11,000	11,000
GO Bonds (Election of 2002) Series 2007B
3.73%, 07/05/07 (a)(b)(c)(d)	12,050	12,050
3.75%, 07/05/07 (a)(b)(c)(d)	7,000	7,000
GO Bonds (Election of 2002) Series B
3.75%, 07/05/07 (a)(b)(c)(d)	13,775	13,775
3.75%, 07/05/07 (a)(b)(c)(d)	3,250	3,250
GO Bonds (Election of 2004) Series 2005E
3.74%, 07/05/07 (a)(b)(c)(d)	3,835	3,835
GO Bonds (Election of 2004) Series 2006F
3.75%, 07/05/07 (a)(b)(c)(d)	10,800	10,800
3.75%, 07/05/07 (a)(b)(c)(d)	5,250	5,250
GO Bonds (Election of 2004) Series 2006G
3.75%, 07/05/07 (a)(b)(c)(d)	8,275	8,275
3.75%, 07/05/07 (a)(b)(c)(d)	4,430	4,430
GO Bonds (Election of 2005 & 2004) Series 2005E & 2006C
3.75%, 07/05/07 (a)(b)(c)(d)	37,494	37,494
GO Refunding Bonds Series 2005A1
3.75%, 07/05/07 (a)(b)(c)(d)	46,080	46,080
3.75%, 07/05/07 (a)(b)(c)(d)	8,370	8,370
GO Refunding Bonds Series 2005A2
3.75%, 07/05/07 (a)(b)(c)(d)	8,060	8,060
GO Refunding Bonds Series 2006B
3.75%, 07/05/07 (a)(b)(c)(d)	27,725	27,725
GO Refunding Bonds Series 2006B
3.75%, 07/05/07 (a)(b)(c)(d)(e)	5,350	5,350
GO Refunding Bonds Series 2007A1
3.74%, 07/05/07 (a)(b)(c)(d)	18,565	18,565
3.75%, 07/05/07 (a)(b)(c)(d)	32,580	32,580
3.75%, 07/05/07 (a)(b)(c)(d)	5,070	5,070
3.75%, 07/05/07 (a)(b)(c)(d)	15,120	15,120
GO Refunding Bonds Series 2007A2
3.77%, 07/04/07 (a)(b)(c)(d)	7,500	7,500
GO Refunding Bonds Series 2005A1
3.74%, 07/05/07 (a)(b)(c)(d)	2,140	2,140
TRAN Series 2006-2007 A
3.42%, 12/03/07	25,000	25,112
Madera Cnty
Lease RB (Municipal Golf Course Refinancing) Series 1993
3.68%, 07/05/07 (a)(b)	2,835	2,835
Martinez
M/F Housing Refunding RB (Muirwood Garden Apts) Series 2003A
3.70%, 07/04/07 (a)(b)	6,800	6,800
Merced Irrigation District
Electric System Refunding RB Series 2005
3.74%, 07/05/07 (a)(b)(c)(d)	3,250	3,250
Modesto Irrigation District
COP (1996 Refunding & Capital Improvements) Series 2006A
3.75%, 07/05/07 (a)(b)(c)(d)	2,260	2,260
Mt San Antonio Community College District
GO Bonds (2001 Election) Series 2004B
3.73%, 07/05/07 (a)(b)(c)(d)	13,140	13,140
GO Bonds (2001 Election) Series 2006C
3.74%, 07/05/07 (a)(b)(c)(d)	4,860	4,860
Northern California Gas Auth
Gas Project RB Series 2007B
3.77%, 07/05/07 (a)(c)(d)	50,000	50,000
Oakland
Insured RB (180 Harrison Foundation) Series 1999A
3.77%, 07/04/07 (a)(b)(c)(d)	4,500	4,500
Oakland Redevelopment Agency
Tax Allocation Bonds (Central City East Redevelopment) Series 2006A
3.75%, 07/05/07 (a)(b)(c)(d)	9,185	9,185
Oceanside
M/F Mortgage RB (Riverview Springs Apts) Series 1990A
3.78%, 07/05/07 (a)(b)	14,070	14,070

See financial notes 17

Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Ohlone Community College District
GO Bonds (Election of 2002) Series B
3.74%, 07/05/07 (a)(b)(c)(d)	19,690	19,690
Ontario Housing Auth
M/F Housing RB (Parc Vista) Series 2006B
3.79%, 07/05/07 (a)(b)	6,960	6,960
M/F Housing RB (Terrace View) Series 2006A
3.79%, 07/05/07 (a)(b)	6,240	6,240
Orange Cnty
Apartment Development Refunding RB (Villas Aliento) Series 1998E
3.62%, 07/05/07 (a)(b)	4,500	4,500
COP (Florence Crittenton Services) Series 1990
3.58%, 07/04/07 (a)(b)	4,300	4,300
Orange Cnty Local Transportation Auth
Sales Tax Revenue CP Notes
3.68%, 08/03/07 (b)	29,100	29,100
Orange Cnty Sanitation District
COP Series 2003
3.75%, 07/05/07 (a)(b)(c)(d)	2,133	2,133
Refunding COP Series 2007A
3.75%, 07/05/07 (a)(b)(c)(d)	10,235	10,235
Oxnard Financing Auth
Water Revenue Project Bonds Series 2006
3.74%, 07/05/07 (a)(b)(c)(d)	11,765	11,765
Palm Desert Financing Auth
Tax Allocation Refunding RB (Project Area No.2) Series 2006A
3.74%, 07/05/07 (a)(b)(c)(d)	6,500	6,500
Palm Springs Unified SD
GO Bonds (Election of 2004) Series A
3.74%, 07/05/07 (a)(b)(c)(d)	10,400	10,400
Pasadena
COP (City Hall & Park Improvements) Series 2003
3.65%, 07/05/07 (a)(b)(c)	8,890	8,890
Petaluma Community Development Commission
M/F Housing RB (Oakmont) Series 1996A
3.75%, 07/05/07 (a)(b)	3,150	3,150
Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts) Series 1998A
3.78%, 07/05/07 (a)(b)	4,959	4,959
Pittsburg Redevelopment Agency
Subordinate Tax Allocation Bonds (Los Medanos) Series 2004A
3.88%, 07/02/07 (a)(b)(c)	3,000	3,000
Pleasant Hill
M/F Mortgage RB (Brookside Apts) Series 1988A
3.65%, 07/04/07 (a)(b)	3,800	3,800
Pleasanton
M/F Housing RB (Busch Senior Housing) Series 2003A
3.77%, 07/05/07 (a)(b)	13,360	13,360
Port of Oakland
CP Series D
3.68%, 08/03/07 (b)	19,980	19,980
RB Series 2000K
3.82%, 07/04/07 (a)(b)(c)(d)	15,000	15,000
3.77%, 07/05/07 (a)(b)(c)(d)	9,760	9,760
3.77%, 07/05/07 (a)(b)(c)(d)	8,415	8,415
RB Series 2002L
3.78%, 07/05/07 (a)(b)(c)(d)	13,000	13,000
Poway Unified SD
School Facilities Improvement District No.2002-1 GO Bonds (Election 2002) Series B
3.75%, 07/05/07 (a)(b)(c)(d)	9,546	9,546
Redwood City
COP (City Hall) Series 1998
3.65%, 07/05/07 (a)(b)	4,585	4,585
Richmond
M/F Housing RB (Baycliff Apts) Series 2004A
3.77%, 07/05/07 (a)(b)	28,800	28,800
Wastewater RB Series 2006B
3.65%, 07/05/07 (a)(b)(c)	13,155	13,155
Riverside Cnty
Transportation Commission CP Notes (Limited Tax Bonds)
3.72%, 10/18/07 (b)	6,900	6,900
Riverside Cnty Housing Auth
M/F Housing RB (Victoria Springs Apts) Series 1989C
3.78%, 07/05/07 (a)(b)	9,000	9,000
Roseville Joint Union High SD
COP Series 2003
3.65%, 07/05/07 (a)(b)(c)	5,165	5,165
Rowland Unified SD
GO Bonds (2006 Election) Series A
3.75%, 07/05/07 (a)(b)(c)(d)	3,400	3,400
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District Bonds Series 2007A
3.61%, 07/05/07 (a)(b)(c)(d)	7,160	7,160
Sacramento Cnty
Special Facilities Airport RB (Cessna Aircraft Co) Series 1998
3.73%, 07/05/07 (a)(b)	3,300	3,300
TRAN Series 2006A
3.69%, 07/17/07	25,000	25,009
Sacramento Cnty Housing Auth
M/F Housing RB (Carlton Plaza Sr Apts) Series 2003E
3.78%, 07/05/07 (a)(b)	14,000	14,000
M/F Housing Refunding RB
(Chesapeake Commons Apts) Series 2001C
3.78%, 07/05/07 (a)(b)	32,500	32,500

18 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Sacramento Cnty Sanitation District Financing Auth
RB Series 2004A
3.74%, 07/05/07 (a)(b)(c)(d)	3,230	3,230
Refunding RB Series 2007B
3.75%, 07/05/07 (a)(b)(c)(d)	64,925	64,925
Sacramento Cnty Water Finance Auth
RB Series 2007A
3.75%, 07/05/07 (a)(b)(c)(d)	5,730	5,730
RB Series 2007B
3.75%, 07/05/07 (a)(b)(c)(d)	57,950	57,950
3.75%, 07/05/07 (a)(b)(c)(d)	19,995	19,995
Sacramento Finance Auth
Capital Improvement RB Series 2006A
3.75%, 07/05/07 (a)(b)(c)(d)	7,270	7,270
Refunding RB (Master Lease) Series 2006E
3.75%, 07/05/07 (a)(b)(c)(d)	10,910	10,910
3.62%, 07/17/07 (a)(b)(c)(d)	15,620	15,620
Refunding RB (Solid Waste, Redevelopment & Master Lease) Series 2005
3.75%, 07/05/07 (a)(b)(c)(d)	8,985	8,985
Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G
3.77%, 07/05/07 (a)(b)	17,200	17,200
M/F Housing RB (Hurley Creek Sr Apts) Series 2006E
3.77%, 07/05/07 (a)(b)	13,105	13,105
M/F Housing RB (St Anton Building Apts) Series 2003I
3.77%, 07/05/07 (a)(b)	8,000	8,000
M/F Housing RB (Valencia Point Apts) Series 2006I
3.77%, 07/05/07 (a)(b)	7,335	7,335
Sacramento Municipal Utility District Financing Auth
Consumers Project RB Series 2006
3.75%, 07/05/07 (a)(b)(c)(d)	10,475	10,475
San Bernardino City Unified SD
GO Bonds (Election of 2004) Series B
3.74%, 07/05/07 (a)(b)(c)(d)	11,340	11,340
San Diego
Water Utility Fund COP Series 1998
3.74%, 07/05/07 (a)(b)(c)(d)	7,785	7,785
San Diego Cnty & SD Pool Program
TRAN Program Note Participations Series 2006A
3.70%, 07/27/07	37,500	37,521
TRAN Program Note Participations Series 2006B
3.66%, 07/27/07	12,500	12,507
TRAN Program Note Participations Series 2007A
3.60%, 06/30/08 (e)	10,000	10,086
TRAN Program Note Participations Series 2007B
3.62%, 06/30/08 (e)	12,500	12,605
San Diego Cnty Regional Airport Auth
Refunding RB Series 2005
3.77%, 07/05/07 (a)(b)(c)(d)	5,875	5,875
San Diego Cnty Regional Transportation Commission
Subordinate Sales Tax Revenue CP Notes Series A
3.68%, 08/23/07 (c)	13,026	13,026
Subordinate Sales Tax Revenue CP Notes Series B
3.70%, 09/06/07 (c)	2,236	2,236
San Diego Cnty Water Auth
CP Series 1
3.64%, 08/23/07 (c)	38,500	38,500
3.68%, 08/23/07 (c)	7,500	7,500
CP Series 2
3.64%, 08/08/07 (c)	25,000	25,000
3.68%, 08/21/07 (c)	55,000	55,000
CP Series 3
3.55%, 07/13/07 (c)	40,000	40,000
San Diego Community College District
GO Bonds (Election of 2002) Series 2005
3.74%, 07/05/07 (a)(b)(c)(d)	30,805	30,805
3.75%, 07/05/07 (a)(b)(c)(d)	5,240	5,240
GO Series 2005
3.74%, 07/05/07 (a)(b)(c)(d)	17,495	17,495
San Diego Housing Auth
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B
3.78%, 07/05/07 (a)(b)	6,000	6,000
San Diego Public Facilities Financing Auth
Subordinate Sewer Revenue Notes Series 2007
3.74%, 07/05/07 (a)(b)(c)(d)	10,000	10,000
San Diego Unified SD
2007-08 TRAN Series A
3.66%, 07/22/08 (e)	25,000	25,213
3.67%, 07/22/08	26,500	26,724
GO Bonds Series 2002D
3.74%, 07/05/07 (a)(b)(c)(d)	12,280	12,280
GO Bonds Series 2003E
3.74%, 07/05/07 (a)(b)(c)(d)	21,665	21,665
GO Refunding Bonds Series 2006 F1 & G1
3.68%, 07/05/07 (a)(b)(c)(d)	18,285	18,285
3.75%, 07/05/07 (a)(b)(c)(d)	7,710	7,710
GO Refunding Bonds Series 2006F1
3.75%, 07/05/07 (a)(b)(c)(d)	4,230	4,230
San Francisco
GO Bonds (Laguna Honda Hospital-1999) Series 2005D
3.63%, 07/05/07 (a)(b)(c)	6,450	6,450
GO Bonds (Laguna Honda Hospital-1999) Series 2005I
3.75%, 07/05/07 (a)(b)(c)(d)	4,340	4,340
San Francisco Airports Commission
Second Series Refunding RB Issue 27A
3.77%, 07/05/07 (a)(b)(c)(d)	4,500	4,500
Second Series RB Series 18B
3.75%, 07/05/07 (a)(b)(c)(d)	16,255	16,255

See financial notes 19

Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Second Series RB Series 24A
3.79%, 07/05/07 (a)(b)(c)(d)	12,670	12,670
Second Series Refunding RB Series 33H
3.68%, 07/04/07 (a)(b)(c)	20,200	20,200
San Francisco Bay Area Rapid Transit
Sales Tax Refunding RB Series 2005A
3.71%, 07/04/07 (a)(b)(c)(d)	9,465	9,465
Sales Tax Refunding RB Series 2006A
3.75%, 07/05/07 (a)(b)(c)(d)	7,525	7,525
San Francisco City & Cnty Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A2
3.74%, 07/04/07 (a)(b)	3,750	3,750
San Francisco Cnty Transportation Auth
CP Series A&B
3.68%, 08/21/07 (c)	12,500	12,500
3.67%, 08/22/07 (c)	9,950	9,950
3.66%, 08/24/07 (c)	27,500	27,500
San Francisco Public Utility Commission
Wastewater CP
3.67%, 08/17/07 (b)	2,500	2,500
3.63%, 09/13/07 (b)	4,500	4,500
Water RB Series 2006A
3.75%, 07/05/07 (a)(b)(c)(d)	14,535	14,535
3.75%, 07/05/07 (a)(b)(c)(d)	35,770	35,770
3.75%, 07/05/07 (a)(b)(c)(d)	188	188
3.75%, 07/05/07 (a)(b)(c)(d)	26,985	26,985
San Francisco Unified SD
GO Bonds (Election of 2003) Series 2005B
3.74%, 07/05/07 (a)(b)(c)(d)	2,645	2,645
3.75%, 07/05/07 (a)(b)(c)(d)	9,740	9,740
San Gabriel Valley Council of Governments
Alameda Corridor-East Project Grant Anticipation Notes
3.68%, 08/21/07 (b)	14,600	14,600
3.68%, 08/23/07 (b)	16,100	16,100
3.66%, 08/24/07 (b)	50,000	50,000
3.72%, 10/18/07 (b)	13,400	13,400
San Joaquin Cnty Public Facilities Financing Corp
COP Series 2007 (County Administration Building)
3.74%, 07/05/07 (a)(b)(c)(d)	41,095	41,095
San Joaquin Hills Transportation Corridor Agency
Toll Road Refunding RB Series 1997A
3.77%, 07/05/07 (a)(b)(c)(d)	5,690	5,690
San Jose
GO Bonds Series 2002
3.75%, 07/05/07 (a)(b)(c)(d)	11,971	11,971
M/F Housing RB (Almaden Family Apts) Series 2003D
3.77%, 07/05/07 (a)(b)	5,000	5,000
M/F Housing RB (Almaden Lake Village Apts) Series 1997A
3.78%, 07/05/07 (a)(b)	25,000	25,000
M/F Housing RB (Raintree Apts) Series 2005A
3.78%, 07/05/07 (a)(b)	10,500	10,500
San Jose Financing Auth
Lease Refunding RB (Civic Center) Series 2006A
3.74%, 07/05/07 (a)(b)(c)(d)	7,015	7,015
San Jose Redevelopment Agency
Tax Allocation Bonds (Merged Area Redevelopment) Series 2005A
3.75%, 07/05/07 (a)(b)(c)(d)	7,920	7,920
Tax Allocation Bonds (Merged Area Redevelopment) Series 2005D
3.73%, 07/04/07 (a)(b)	9,800	9,800
Tax Allocation Bonds (Merged Area Redevelopment) Series 2006C
3.75%, 07/05/07 (a)(b)(c)(d)	14,900	14,900
Tax Allocation Bonds (Merged Area Redevelopment) Series 2006D
3.75%, 07/05/07 (a)(b)(c)(d)	32,205	32,205
3.75%, 07/05/07 (a)(b)(c)(d)	24,600	24,600
San Jose Unified SD
2006 GO Bonds (Election of 2002) Series C
3.75%, 07/05/07 (a)(b)(c)(d)	4,125	4,125
3.77%, 07/05/07 (a)(b)(c)(d)	1,410	1,410
San Jose-Evergreen Community College District
GO Bonds (Election of 2004) Series A
3.75%, 07/05/07 (a)(b)(c)(d)	12,435	12,435
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A
3.80%, 07/05/07 (a)(b)	13,390	13,390
San Mateo Cnty Transit District
Limited Tax Refunding Bonds Series 2005A
3.75%, 07/05/07 (a)(b)(c)(d)	8,705	8,705
San Mateo Community College District
GO Bonds Series 2005B
3.74%, 07/05/07 (a)(b)(c)(d)	2,655	2,655
GO Bonds Series 2005B & 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	12,720	12,720
GO Bonds Series 2006B
3.76%, 07/05/07 (a)(b)(c)(d)	3,930	3,930
San Pablo Redevelopment Agency
Subordinate Tax Allocation Bonds (Tenth Township Redevelopment) Series 2006
3.88%, 07/02/07 (a)(b)(c)	8,900	8,900
San Ramon Public Financing Auth
Tax Allocation Bonds Series 2006A
3.74%, 07/05/07 (a)(b)(c)(d)	3,995	3,995
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C
3.90%, 07/05/07 (a)(b)	10,070	10,070
Santa Cruz Cnty
2007-2008 TRAN
3.66%, 07/11/08 (e)	25,000	25,202

20 See financial notes

Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Santa Fe Springs Community Development Commission
Consolidated Redevelopment Tax Allocation Bonds Series 2006A
3.75%, 07/05/07 (a)(b)(c)(d)	9,325	9,325
Santa Fe Springs IDA
IDRB (Tri-West) Series 1983
3.80%, 07/02/07 (a)(b)	4,000	4,000
Santa Rosa
Wastewater Refunding RB Series 2004A
3.65%, 07/05/07 (a)(b)	24,000	24,000
Santa Rosa Housing Auth
M/F Housing RB (Quail Run Apts) Series 1997A
3.80%, 07/05/07 (a)(b)	7,990	7,990
Sequoia Union High SD
2006 GO Refunding Bonds
3.75%, 07/05/07 (a)(b)(c)(d)	26,160	26,160
Sierra Joint Community College District
GO Bonds Series A
3.75%, 07/05/07 (a)(b)(c)(d)	12,375	12,375
Sonoma Cnty
2006-07 TRAN
3.68%, 10/16/07	33,250	33,294
Sonoma Cnty Junior College District
GO Bonds (Election of 2002) Series B
3.73%, 07/05/07 (a)(b)(c)(d)	16,535	16,535
3.75%, 07/05/07 (a)(b)(c)(d)	6,385	6,385
3.75%, 07/05/07 (a)(b)(c)(d)	3,495	3,495
South Coast Local Education Agencies
TRAN Program Note Participations Series 2007A
3.68%, 06/30/08 (e)	55,000	55,432
South Placer Wastewater Auth
RB Series B
3.77%, 07/05/07 (a)(b)(c)	5,200	5,200
Southern California HFA
S/F Mortgage RB Series 2004B
3.76%, 07/04/07 (a)(c)	53,700	53,700
3.76%, 07/04/07 (a)(c)	18,430	18,430
Southern California Metropolitan Water District
RB Series 1997B
3.63%, 07/05/07 (a)(c)	400	400
RB Series 1999A
3.77%, 07/04/07 (a)(c)(d)	18,500	18,500
RB Series 2001C1
3.80%, 07/02/07 (a)(c)	1,000	1,000
RB Series 2005C
3.75%, 07/05/07 (a)(c)(d)	7,970	7,970
RB Series 2006A
3.73%, 07/05/07 (a)(c)(d)	50,000	50,000
3.75%, 07/05/07 (a)(c)(d)	7,110	7,110
Stockton
Special Tax Bonds (Arch Road East Community Facilities District No.99-02) Series 1999
3.68%, 07/05/07 (a)(b)	835	835
Sweetwater Union High SD
GO Bonds (Election of 2000) Series C
3.75%, 07/05/07 (a)(b)(c)(d)	13,900	13,900
Tobacco Securitization Auth of Southern California
Tobacco Settlement Asset-Backed Sr Bonds (San Diego Cnty TASC) Series 2006A
3.74%, 07/05/07 (a)(b)(c)(d)	18,750	18,750
University of California
CP Notes Series A
3.67%, 08/03/07	4,700	4,700
3.66%, 08/08/07	6,000	6,000
3.66%, 08/09/07	25,000	25,000
General RB Series 2003A
3.74%, 07/05/07 (a)(b)(c)(d)	9,005	9,005
3.74%, 07/05/07 (a)(b)(c)(d)	8,265	8,265
General RB Series 2005F
3.75%, 07/05/07 (a)(b)(c)(d)	8,195	8,195
General RB Series 2005G
3.75%, 07/05/07 (a)(b)(c)(d)	10,515	10,515
3.75%, 07/05/07 (a)(b)(c)(d)	7,425	7,425
General RB Series 2007J
3.73%, 07/05/07 (a)(b)(c)(d)	24,000	24,000
3.74%, 07/05/07 (a)(b)(c)(d)	25,170	25,170
3.75%, 07/05/07 (a)(b)(c)(d)	7,695	7,695
3.75%, 07/05/07 (a)(c)(d)	6,100	6,100
3.75%, 07/05/07 (a)(b)(c)(d)	25,120	25,120
3.75%, 07/05/07 (a)(b)(c)(d)	5,650	5,650
Limited Project RB Series 2005B
3.71%, 07/04/07 (a)(b)(c)(d)	7,000	7,000
3.74%, 07/05/07 (a)(b)(c)(d)	16,770	16,770
Medical Center Pooled RB Series 2007A
3.75%, 07/05/07 (a)(b)(c)(d)	12,607	12,607
3.75%, 07/05/07 (a)(b)(c)(d)	9,990	9,990
Medical Center Pooled RB Series 2007B1
3.80%, 07/02/07 (a)(c)	500	500
Medical Center Pooled RB Series A
3.74%, 07/05/07 (a)(b)(c)(d)	29,495	29,495
RB (Multiple Purpose) Series K
3.74%, 07/05/07 (a)(c)(d)	19,430	19,430
RB (Multiple Purpose) Series O
3.75%, 07/05/07 (a)(b)(c)(d)	7,995	7,995
Various California Education Issuers
Bonds Series 2006
3.75%, 07/05/07 (a)(b)(c)(d)	31,245	31,245
Victor Valley Community College District
COP Series 1997
3.77%, 07/05/07 (a)(b)	25,000	25,000
3.77%, 07/05/07 (a)(b)(e)	24,475	24,475
Westminister Redevelopment Agency
M/F Housing RB (Brookhurst Royale Senior Assisted Living) Series 2000A
3.78%, 07/05/07 (a)(b)	7,430	7,430
Tax Allocation Refunding RB
(Commercial Project No.1) Series 1997
3.65%, 07/05/07 (a)(b)(c)	1,460	1,460
Westminster
COP (Civic Center Refunding) Series 1998A
3.65%, 07/05/07 (a)(b)(c)	2,640	2,640

See financial notes 21

Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Yuba Community College District
GO Bonds (Election of 2006) Series B
3.74%, 07/05/07 (a)(b)(c)(d)	6,130	6,130

		8,957,815

Puerto Rico 5.8%

Puerto Rico
Public Improvement & Refunding Bonds Series 2000
3.76%, 07/05/07 (a)(b)(c)(d)	4,000	4,000
Public Improvement Bonds Series 2001A
3.74%, 07/05/07 (a)(b)(c)(d)	4,400	4,400
Public Improvement Bonds Series 2001B
3.75%, 07/05/07 (a)(b)(c)(d)	7,295	7,295
Public Improvement Refunding Bonds Series 2002A
3.79%, 07/05/07 (a)(b)(c)(d)	995	995
Puerto Rico Electric Power Auth
Power RB
3.78%, 07/05/07 (a)(b)(c)(d)	18,695	18,695
RB Series HH
3.75%, 07/05/07 (a)(b)(c)(d)	18,865	18,865
RB Series II
3.77%, 07/05/07 (a)(b)(c)(d)	7,405	7,405
RB Series TT
3.75%, 07/05/07 (a)(b)(c)(d)	10,315	10,315
Refunding RB Series UU
3.76%, 07/05/07 (a)(b)(c)(d)	193,870	193,870
3.76%, 07/05/07 (a)(b)(c)(d)	54,000	54,000
Puerto Rico Highway & Transportation Auth
Highway Refunding RB Series CC
3.74%, 07/05/07 (a)(b)(c)(d)	17,760	17,760
RB Series B
3.77%, 07/04/07 (a)(b)(c)(d)	4,925	4,925
RB Series Y
3.76%, 07/05/07 (a)(b)(c)(d)	10,600	10,600
Refunding RB Series AA
3.76%, 07/05/07 (a)(b)(c)(d)	3,995	3,995
Subordinated RB Series 2003
3.73%, 07/05/07 (a)(b)(c)(d)	2,000	2,000
Transportation RB Series L
3.74%, 07/05/07 (a)(b)(c)(d)	15,485	15,485
Transportation Refunding RB Series L
3.74%, 07/05/07 (a)(b)(c)(d)	6,300	6,300
3.74%, 07/05/07 (a)(b)(c)(d)	72,330	72,330
Transportation Refunding RB Series N
3.75%, 07/05/07 (a)(b)(c)(d)	22,660	22,660
3.75%, 07/05/07 (a)(b)(c)(d)	9,150	9,150
Puerto Rico Housing Finance Corp
Homeownership Mortgage RB Series 1998A
3.77%, 07/05/07 (a)(b)(c)(d)	2,000	2,000
Puerto Rico Infrastructure Financing Auth
Special Obligation Bonds Series 2000A
3.77%, 07/05/07 (a)(c)(d)	28,900	28,900
Puerto Rico Public Buildings Auth
Refunding RB Series L
3.76%, 07/05/07 (a)(b)(c)(d)	2,045	2,045

		517,990

Total Municipal Securities (Cost $9,475,805)		9,475,805

End of Investments.

At 06/30/07, the tax basis cost of the fund’s investments was $9,475,805.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,106,117 or 56.9% of net assets.
(e)	Delayed-delivery security.

BAN — Bond anticipation note
COP — Certificate of participation
GO — General obligation
HFA — Housing finance agency
IDA — Industrial development authority
IDRB — Industrial development revenue bond
RAN — Revenue anticipation note
RB — Revenue bond
TECP — Tax-exempt commercial paper
TRAN — Tax and revenue anticipation note

22 See financial notes

Schwab California Municipal Money Fund

Statement of
Assets and Liabilities
As of June 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$9,475,805
Cash		503
Receivables:
Investments sold		14,500
Fund shares sold		25,736
Interest		66,678
Prepaid expenses	+	32

Total assets		9,583,254

Liabilities
Payables:
Investments bought		577,888
Investment adviser and administrator fees		189
Transfer agent and shareholder services fees		194
Fund shares redeemed		15,378
Distributions to shareholders	+	11,813

Total liabilities		605,462

Net Assets
Total assets		9,583,254
Total liabilities	−	605,462

Net assets		$8,977,792
Net Assets by Source
Capital received from investors		8,980,506
Net realized capital losses		(2,714)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$4,424,337		4,426,386		$1.00
Value Advantage Shares	$4,553,455		4,554,235		$1.00

See financial notes 23

Schwab California Municipal Money Fund

Statement of
Operations
For January 1, 2007 through June 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Interest		$162,224

Net Realized Gains and Losses
Net realized losses on investments		(173)

Expenses
Investment adviser and administrator fees		14,408
Transfer agent and shareholder service fees:
Sweep Shares		7,946
Value Advantage Shares		4,808
Portfolio accounting fees		138
Registration fees		122
Custodian fees		102
Shareholder reports		72
Professional fees		31
Trustees’ fees		25
Overdraft expense		1
Other expenses	+	41

Total expenses		27,694
Expense reduction by adviser and Schwab	−	3,480
Custody credits	−	9

Net expenses		24,205

Increase in Net Assets from Operations
Total investment income		162,224
Net expenses	−	24,205

Net investment income		138,019
Net realized losses	+	(173)

Increase in net assets from operations		$137,846

24 See financial notes

Schwab California Municipal Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/07-6/30/07	1/1/06-12/31/06
Net investment income		$138,019	$227,883
Net realized losses	+	(173)	(71)

Increase in net assets from operations		137,846	227,812

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		68,255	115,966
Value Advantage Shares	+	69,764	111,917

Total distributions from net investment income		138,019	227,883

Transactions in Fund Shares*
Shares Sold
Sweep Shares		12,643,042	22,094,100
Value Advantage Shares	+	3,425,736	6,014,021

Total shares sold		16,068,778	28,108,121

Shares Reinvested
Sweep Shares		61,503	113,914
Value Advantage Shares	+	56,794	99,532

Total shares reinvested		118,297	213,446

Shares Redeemed
Sweep Shares		(12,819,314)	(21,802,931)
Value Advantage Shares	+	(3,129,946)	(5,152,150)

Total shares redeemed		(15,949,260)	(26,955,081)

Net transactions in fund shares		237,815	1,366,486

Net Assets
Beginning of period		8,740,150	7,373,735
Total increase	+	237,642	1,366,415

End of period		$8,977,792	$8,740,150

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 25

Schwab California Municipal Money Fund

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab California Municipal Money Fund is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts Municipal Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves

Schwab California Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund used in its operations and in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio at amortized cost, which approximates market value.

(b) Portfolio Investments:

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

26

Schwab California Municipal Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the statement of operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2007, management reviewed the tax position for open tax years (December 31, 2003 through December 31, 2006), has evaluated the implications of FIN 48 and determined that there is no impact to the financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and

 27

Schwab California Municipal Money Fund

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions (continued):

(All dollar amounts are x 1,000)
Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
Over $1 billion	0.32%
Over $10 billion	0.30%
Over $20 billion	0.27%
Over $40 billion	0.25%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.15%	0.20%
Value Advantage Shares	0.05%	0.17%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows for so long as CSIM serves as the adviser to the fund:

Sweep Shares	0.62%	*
Value Advantage Shares	0.45%

*	Prior to April 30, 2007, the limit was 0.64% for Sweep Shares.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of June 30, 2007, the fund’s total security transactions with other Schwab Funds was as $830,500.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the fund’s Statement of Operations.

4. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trusts to which it belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the lines of credit for the fund during the period.

28

Schwab California Municipal Money Fund

Financial Notes, unaudited (continued)

5.	Federal Income Taxes:

(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2006, the following funds had capital loss carry forwards expiring in:

Expire

2008	$955
2011	508
2012	398
2013	610
2014	70

Total	$2,541

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2006, the funds had no deferred realized capital losses and there were no capital losses being utilized to offset capital gains.

 29

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab California Municipal Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2007, and June 5, 2007, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 5, 2007. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating

30

the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, (iii)  reductions of administrative “sweep” fees paid to Schwab in connection with money market fund shares that are used for automatic investment of cash held in customer brokerage accounts, and (iv) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information as of June 30, 2007, about the trustees and officers for The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of June 30, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	61	None.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	61	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

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Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served )	Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officers and Director, Schwab Holdings Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None

Randall W. Merk[2] 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co. Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Management and Director, American Century Companies, Inc.	72	None.

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Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & co., Inc.; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, President Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; President Mutual Fund Division, UST Advisors, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc. Excelsior tax-Exempt Funds, Inc. and Excelsior Funds Trust, Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co. Inc., Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

34

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 35

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

36

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 37

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR25721-05

Schwab Cash Reserves

Semiannual Report
June 30, 2007

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment plan.

In fact, research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bond, and cash equivalents, can be the most important factor in determining overall portfolio performance.

With a broad range of investment strategies and styles, Schwab Funds® provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles to develop your own asset allocation strategy. Or, if you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With some of the highest quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

Schwab Cash Reserves 1

From the President

Evelyn Dilsaver, President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I’m pleased to bring you the semiannual report for your Schwab money fund for the six-month period ended June 30, 2007. During the period, our money funds performed as designed, providing you with current income, stability of capital and convenient access to your money.

At this time, I’d like to take the opportunity to remind you that Schwab offers a range of money funds, including our purchased money funds, Schwab Value Advantage Investments®. These funds are designed for investors who have larger balances and don’t require frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include various taxable and tax-free investment strategies.

Further down the maturity spectrum, our ultrashort bond fund, Schwab YieldPlus Fund®, offers higher yield potential with higher risk than a money fund. And, because taxes are always a concern, Schwab also offers funds that can help you manage tax impact and your exposure to the alternative minimum tax (AMT)—the Schwab AMT Tax-Free Money Fund and the two Schwab Tax-Free YieldPlus Funds.

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investors should consider carefully information contained in the prospectus,

including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Please remember that with Schwab YieldPlus and Tax-Free YieldPlus Funds,

investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Bond funds are subject to increased loss of principal during periods of rising interest rates.

Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

2 Schwab Cash Reserves

The Investment Environment and the Fund

Linda Klingman (middle), managing director and portfolio manager, has overall responsibility for the management of the fund.

Mike Neitzke (right), managing director and portfolio manager, has day-to-day responsibility for management of the fund.

Michael Lin (left), portfolio manager, has day-to-day responsibility for management of the fund.

Although the U.S. economy grew at a sub-par pace during the report period, the markets remained resilient, aided by a continuation in relatively attractive equity valuations, stable earnings growth, and global liquidity. Strong employment data in June, coupled with an improved outlook on economic growth and tame inflation, suggested that the U.S. economy was healthy enough to diminish the possibility of a rate cut in the near future. However, several key issues continued to weigh on investors, namely, continued weakening of the housing market, rising energy prices, and uncertainty of the Federal Reserve (the Fed) in its outlook on the broader economy.

The U.S. economy had been slowing down, as GDP readings for the first quarter of 2007 came in at a mere 0.7% annually adjusted rate, as compared to 2.5% in the fourth quarter of 2006. As any growth rate below 3% is generally considered to be sub-par, the economy has underperformed for the fourth straight quarter. The recent reading is also at the lowest level since 2002, and reflected a number of factors, including a deceleration in exports, an increase in imports, and a decrease in government spending. Higher food and energy costs continue to be a concern, as they have the potential to weigh down on consumer spending. Furthermore, the housing market and sub-prime mortgage woes have the potential to dampen near term consumer spending.

The housing market remains a significant headwind for economic growth and continued to provide mixed signals with regards to a recovery. Existing home sales, which account for roughly 85% of the market, fell 0.3% to a seasonally adjusted annual rate of 5.99 million units in May, its lowest level since June 2003. Concurrently, new home sales declined by 1.6% to a seasonally adjusted annual rate of 915,000 units. According to the National Association of Realtors, buyer psychology has been the main factor behind sluggish home sales, in addition to tighter lending standards in the wake of subprime woes. Although a further decline in home prices may restore a sense of affordability, it also threatens to reduce equity values, an important source of wealth and leverage.

Commodity prices continue to pose a threat to economic growth as well. Although prices at the pump have slightly moderated, the national average remains above $3 a gallon, continuing to squeeze the pockets of many investors. Increasing global demand remains ever present, and will likely continue to put upward pressures on prices. Nevertheless, it is projected that global oil consumption will grow at a rate of 1.5 million barrels per day in 2007 and 1.6 million barrels per day in 2008, with half of the consumption growth stemming from China and the U.S., according to the Energy Information Administration. Though elevated commodity prices might have less upward pressure on inflation, their tax-like effect threatens to weigh down on spending and discretionary income.

In its June 2007 statement, the Fed noted that despite ongoing adjustments in the housing sector, the economy will likely maintain its course of expanding at a moderate pace. Given an upbeat employment picture, improvements in manufacturing, and continued strength in the stock market, the U.S. economy has the potential to grow near its long-term trend of 3%. In June, nonfarm payroll employment increased by 132,000, while unemployment remained unchanged at 4.5%. Bear in mind that employment conditions react with a lag to changes in monetary policy, and thus are not fully reflective of current conditions. The Fed still regarded the labor market as tight, thus noting that “the high level of resource utilization” could cause upward pressures on wages.

Schwab Cash Reserves 3

The Investment Environment and the Fund continued

Although readings of core inflation improved, the Fed’s predominant concern remains the risk that inflation will fail to moderate. Core Personal Consumption Expenditures (PCE), the Fed’s primary index used to monitor inflation, rose at an annualized rate of 2.3% in the first quarter of 2007, up from 1.8% in the fourth quarter of 2006. While their unofficial comfort zone for core inflation remains at 1% to 2%, performance of the economy in the near term could determine the outcome of inflationary pressures; if U.S. economic growth remains moderate, inflation will likely remain contained. However, if a recovery of economic growth ensues, upward pressures in wage inflation run the risk of pressuring inflationary expectations.

During the report period, the Fed maintained the Fed funds target rate at 5.25%. The June meeting marked the eighth straight meeting without a rate hike, following 17 consecutive meetings, during which the Fed raised the target rate from 1% to the current 5.25%. While the Fed indicated that they were predominantly concerned about inflation if it fails to moderate as expected, they also expressed concerns about the downside risks to growth from a slowing housing sector.

The money market curve was inverted for the first quarter of 2007, as investors anticipated the Fed would lower interest rates due to slow growth and moderate inflation. However, as job growth continued to be strong, business activity remained healthy, and the Fed indicated their primary concern was inflation, the money market curve shifted to a positive slope late in the second quarter. As the curve became positively sloped, we felt the longer end of the curve represented value and provided a good opportunity to add yield to the portfolio. To that end, we extended the fund and maintained a weighted average maturity (WAM) longer than other funds with similar investment objectives.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Cash Reserves

Performance and Fund Facts as of 6/30/07

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Cash Reserves	Ticker Symbol: SWSXX

Seven-Day Yield[1]	4.68%

Seven-Day Yield—No Waiver[2]	4.62%

Seven-Day Effective Yield[1]	4.79%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Schwab Cash Reserves	Ticker Symbol: SWSXX

Weighted Average Maturity	58 days

Credit Quality of Holdings % of portfolio	100% Tier 1

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.
[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Cash Reserves 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2007 and held through June 30, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 1/1/07	at 6/30/07	1/1/07 - 6/30/07

Schwab Cash Reserves
Actual Return	0.68%	$1,000	$1,023.50	$3.41
Hypothetical 5% Return	0.68%	$1,000	$1,021.42	$3.41

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Cash Reserves

Schwab Cash Reserves

Financial Statements

Financial Highlights

	1/1/07-		1/1/2006-	1/1/2005-	8/12/04-[1]
	6/30/07*		12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00

Income from investment operations:
Net investment income	0.02		0.04	0.03	0.00	[2]

Less distributions:
Distributions from net investment income	(0.02)		(0.04)	(0.03)	(0.00)[3]

Net asset value at end of period	1.00		1.00	1.00	1.00

Total return (%)	2.35	[4]	4.50	2.65	0.46	[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.68	[4]	0.69	0.69	0.69	[4]
Gross operating expenses	0.74	[4]	0.82	0.92	1.05	[4]
Net investment income	4.68	[4]	4.59	2.90	1.24	[4]
Net assets, end of period ($ x 1,000,000)	19,863		16,738	822	140

*	Unaudited.

[1]	Commencement of operations.
[2]	Per share amount was less than $0.01.
[3]	Not annualized.
[4]	Annualized.

See financial notes 7

Schwab Cash Reserves

Portfolio Holdings as of June 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

81.9%	Fixed-Rate Obligations	16,282,936	16,282,936
16.1%	Variable-Rate Obligations	3,190,746	3,190,746
1.8%	Other Investments	349,680	349,680

99.8%	Total Investments	19,823,362	19,823,362
0.2%	Other Assets and Liabilities		39,735

100.0%	Net Assets		19,863,097

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 81.9% of net assets

Bank Notes 1.8%

Bank of America, N.A.
5.33%, 07/19/07	105,000	105,000
5.31%, 08/27/07	165,000	165,000
5.31%, 10/17/07	29,000	29,000
5.30%, 11/14/07	68,000	68,000

		367,000

Certificates of Deposit 24.4%

Abbey National Treasury Services PLC
5.27%, 08/09/07 (a)	49,000	49,000
ABN AMRO Bank N.V.
5.30%, 12/11/07	33,000	33,000
5.30%, 12/19/07	70,000	70,000
5.34%, 02/04/08	24,000	24,000
5.36%, 03/04/08	72,000	72,000
Alliance & Leicester PLC
5.34%, 03/04/08	86,000	86,000
Banco Bilbao Vizcaya Argentaria S.A.
5.31%, 07/23/07	116,000	116,000
5.31%, 08/08/07	17,000	17,000
5.31%, 08/14/07	36,000	36,000
5.33%, 11/27/07	4,000	4,000
5.37%, 03/11/08	35,000	35,000
Bank of America, N.A.
5.29%, 09/12/07	16,000	16,000
Bank of Ireland
5.33%, 07/18/07	8,000	8,000
Barclays Bank PLC
5.30%, 07/06/07	51,000	51,000
5.31%, 07/17/07	50,000	50,000
5.30%, 07/24/07	52,000	52,000
5.30%, 10/24/07	14,000	14,000
5.32%, 02/22/08	3,000	3,000
Bayerische Hypo-und Vereinsbank AG
5.31%, 07/16/07	17,000	17,000
5.31%, 07/17/07	37,000	37,000
5.31%, 08/03/07	21,000	21,000
5.31%, 08/22/07	45,000	45,000
Bayerische Landesbank
5.29%, 07/11/07	78,000	78,000
BNP Paribas
5.32%, 07/05/07	100,000	100,000
5.30%, 07/10/07	22,000	22,000
5.32%, 10/15/07	60,000	60,000
5.30%, 10/23/07	51,000	51,000
5.31%, 11/01/07	90,000	90,000
5.31%, 11/07/07	107,000	107,000
5.31%, 11/15/07	48,000	48,000
Calyon
5.27%, 08/09/07	36,000	36,000
5.31%, 01/31/08	75,000	75,000
Canadian Imperial Bank of Commerce
5.32%, 07/12/07	29,000	29,000
5.33%, 10/12/07	20,000	20,000
5.34%, 11/27/07	145,000	145,000
Citibank, N.A.
5.33%, 09/21/07	50,000	50,000
Commerzbank AG
5.32%, 09/13/07	78,000	78,000
Credit Agricole S.A.
5.31%, 10/25/07	57,000	57,000
5.31%, 11/07/07	17,000	17,000
Credit Suisse
5.31%, 07/26/07	85,000	85,000
5.31%, 08/10/07	13,000	13,000
5.30%, 10/24/07	156,000	156,000
5.33%, 11/27/07	15,000	15,000
DePfa Bank PLC
5.31%, 08/03/07	34,000	34,000
5.37%, 02/20/08	46,000	46,000
Deutsche Bank AG
5.31%, 07/09/07	123,000	123,000
5.41%, 02/11/08	75,000	75,000
5.35%, 08/08/07	133,000	133,000
5.33%, 10/09/07	70,000	70,000
DnB NOR Bank ASA
5.30%, 07/24/07	75,000	75,000
Dresdner Bank
5.29%, 07/11/07	57,000	57,000
5.31%, 07/16/07	30,000	30,000
5.31%, 07/19/07	60,000	60,000
First Tennessee Bank, N.A.
5.29%, 07/10/07	39,000	39,000
Fortis Bank
5.29%, 07/18/07	46,000	46,000

8 See financial notes

Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.31%, 08/03/07	70,000	70,000
5.34%, 03/04/08	17,000	17,000
HBOS Treasury Services PLC
5.33%, 08/20/07 (a)	9,000	9,000
5.31%, 02/22/08 (a)	19,000	19,000
5.33%, 02/29/08 (a)	43,000	43,000
HSBC BANK PLC
5.31%, 08/08/07	30,000	30,000
ING Bank N.V.
5.32%, 08/02/07	90,000	90,000
5.34%, 08/21/07	50,000	50,000
5.33%, 11/30/07	19,000	19,000
Intesa Sanpaolo
5.33%, 07/18/07	16,000	16,000
5.30%, 08/24/07	53,000	53,000
Landesbank Baden-Wurttemberg
5.35%, 08/06/07	25,000	25,000
5.30%, 09/06/07	9,000	8,999
5.32%, 11/14/07	70,000	70,000
5.33%, 11/19/07	3,000	3,000
Landesbank Hessen-Thuringen Girozentrale
5.30%, 07/27/07	5,000	5,000
Mitsubishi UFJ Trust & Banking Corp.
5.32%, 07/18/07	30,000	30,000
5.33%, 08/06/07	10,000	10,000
5.33%, 08/10/07	44,000	44,000
5.34%, 09/04/07	75,000	75,000
5.34%, 09/27/07	15,000	15,000
5.39%, 11/06/07	50,000	50,000
5.38%, 11/16/07	14,000	14,000
5.32%, 02/14/08	4,000	4,000
5.38%, 03/05/08	50,000	50,000
Northern Rock PLC
5.30%, 07/06/07	80,000	80,000
Skandinaviska Enskilda Banken AB
5.31%, 07/06/07	8,000	8,000
Societe Generale
5.30%, 08/03/07	64,000	64,000
5.33%, 09/26/07	105,000	105,000
5.30%, 10/29/07	56,000	56,000
5.34%, 10/29/07	15,000	15,001
5.33%, 02/25/08	23,000	23,000
Sumitomo Trust & Banking Co.
5.35%, 08/20/07	6,000	6,000
5.36%, 10/16/07	70,000	70,000
Svenska Handelsbanken AB
5.34%, 10/26/07	76,000	75,992
Toronto Dominion Bank
5.32%, 07/10/07	50,000	50,000
5.31%, 11/20/07	128,000	128,000
5.37%, 02/21/08	34,000	34,000
Unicredito Italiano SpA
5.31%, 07/09/07	35,000	35,000
5.31%, 11/13/07	6,000	6,000
5.33%, 11/30/07	80,000	80,000
5.35%, 12/27/07	35,000	35,000
Union Bank of California
5.33%, 08/15/07	42,000	42,000
5.33%, 08/17/07	12,000	12,000
Washington Mutual Bank
5.33%, 07/18/07	22,000	22,000
5.30%, 07/19/07	83,000	83,000
5.33%, 08/16/07	1,000	1,000
Wilmington Trust Co.
5.31%, 10/18/07	18,000	18,000

		4,844,992

Commercial Paper & Other Corporate Obligations 55.2%

Alliance & Leicester PLC
5.29%, 07/13/07 (c)	57,000	56,901
5.31%, 08/28/07 (c)	12,500	12,395
Allied Irish Banks North America, Inc.
5.34%, 08/09/07 (a)	29,000	28,836
Amstel Funding Corp.
5.31%, 07/18/07 (b)(c)	50,000	49,876
5.30%, 07/20/07 (b)(c)	70,000	69,807
Amsterdam Funding Corp.
5.30%, 07/09/07 (a)(b)(c)	12,000	11,986
5.30%, 10/25/07 (a)(b)(c)	72,000	70,803
Anglo Irish Bank
5.31%, 07/18/07 (c)	17,000	16,958
5.31%, 08/03/07 (c)	15,000	14,928
Aquinas Funding, L.L.C.
5.33%, 07/06/07 (a)(b)(c)	10,000	9,993
5.33%, 08/30/07 (a)(b)(c)	36,000	35,683
5.33%, 09/14/07 (a)(b)(c)	6,000	5,934
5.31%, 11/16/07 (a)(b)(c)	37,782	37,034
Atlantic Asset Securitization, L.L.C.
5.30%, 07/11/07 (a)(b)(c)	11,741	11,724
5.32%, 07/25/07 (a)(b)(c)	6,469	6,446
5.32%, 07/26/07 (a)(b)(c)	15,000	14,945
5.31%, 07/30/07 (a)(b)(c)	40,396	40,224
5.31%, 08/07/07 (a)(b)(c)	40,547	40,329
5.31%, 08/21/07 (a)(b)(c)	73,998	73,449
5.32%, 09/07/07 (a)(b)(c)	2,997	2,967
5.34%, 09/17/07 (a)(b)(c)	12,959	12,811
5.33%, 09/24/07 (a)(b)(c)	6,865	6,780
Atlantis One Funding Corp.
5.32%, 07/05/07 (b)(c)	1,000	999
5.30%, 07/20/07 (b)(c)	85,000	84,767
5.31%, 08/09/07 (b)(c)	40,000	39,773
5.35%, 08/14/07 (b)(c)	6,000	5,962
5.33%, 08/16/07 (b)(c)	57,156	56,777
5.33%, 09/17/07 (b)(c)	11,000	10,875
5.33%, 09/18/07 (b)(c)	67,000	66,227
5.33%, 09/24/07 (b)(c)	1,000	988
5.33%, 09/27/07 (b)(c)	58,000	57,254
5.31%, 10/18/07 (b)(c)	9,000	8,859
5.30%, 12/17/07 (b)(c)	54,000	52,698
5.32%, 02/15/08 (b)(c)	26,000	25,153
5.34%, 02/25/08 (b)(c)	16,000	15,455
Bank of America Corp.
5.31%, 07/06/07	19,000	18,986
5.29%, 07/16/07	175,000	174,621
5.29%, 07/17/07	25,000	24,942
5.31%, 08/23/07	37,000	36,713
5.32%, 09/07/07	220,000	217,818
5.32%, 09/13/07	118,000	116,728
5.33%, 09/19/07	36,000	35,580
5.31%, 09/21/07	59,000	58,302
5.34%, 09/21/07	12,000	11,856
5.32%, 11/26/07	2,000	1,957
Bank of Ireland
5.31%, 07/12/07 (c)	104,000	103,833
5.31%, 11/08/07 (c)	7,000	6,869

See financial notes 9

Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Barclays US Funding Corp.
5.30%, 07/19/07 (a)	3,000	2,992
5.33%, 08/17/07 (a)	110,000	109,255
Barton Capital Corp.
5.30%, 07/09/07 (a)(b)(c)	3,000	2,996
Bear Stearns Cos., Inc.
5.30%, 07/12/07	15,000	14,976
5.33%, 07/16/07	39,000	38,916
5.35%, 08/03/07	1,000	995
Beethoven Funding Corp.
5.32%, 07/25/07 (a)(b)(c)	2,000	1,993
5.34%, 08/15/07 (a)(b)(c)	1,000	993
5.33%, 08/23/07 (a)(b)(c)	12,000	11,907
5.33%, 09/10/07 (a)(b)(c)	38,000	37,606
Beta Finance, Inc.
5.31%, 07/17/07 (b)(c)	28,500	28,434
5.31%, 08/22/07 (b)(c)	7,000	6,947
5.31%, 10/22/07 (b)(c)	8,000	7,870
Cancara Asset Securitization, L.L.C.
5.30%, 07/03/07 (a)(b)(c)	20,789	20,783
5.33%, 07/17/07 (a)(b)(c)	93,000	92,781
5.31%, 08/23/07 (a)(b)(c)	17,000	16,869
5.32%, 08/30/07 (a)(b)(c)	15,205	15,072
CBA (Delaware) Finance, Inc.
5.31%, 08/20/07 (a)	27,270	27,071
CC (USA), Inc.
5.33%, 09/12/07 (b)(c)	7,000	6,925
5.33%, 09/14/07 (b)(c)	20,000	19,781
Citigroup Funding, Inc.
5.31%, 07/12/07 (a)	13,000	12,979
5.31%, 07/17/07 (a)	79,000	78,816
5.31%, 07/20/07 (a)	37,000	36,898
5.31%, 08/01/07 (a)	134,000	133,395
5.30%, 08/07/07 (a)	20,000	19,892
5.31%, 08/07/07 (a)	135,000	134,274
5.31%, 08/09/07 (a)	75,000	74,575
5.31%, 08/10/07 (a)	112,000	111,349
5.31%, 08/13/07 (a)	22,000	21,862
5.32%, 08/15/07 (a)	23,000	22,848
5.31%, 08/20/07 (a)	57,000	56,585
5.33%, 09/13/07 (a)	35,000	34,622
5.33%, 09/20/07 (a)	15,000	14,822
5.33%, 09/21/07 (a)	56,000	55,329
Cobbler Funding, L.L.C.
5.34%, 07/16/07 (b)(c)	6,000	5,987
5.32%, 07/19/07 (b)(c)	10,691	10,663
5.32%, 07/20/07 (b)(c)	10,200	10,171
5.33%, 08/15/07 (b)(c)	6,920	6,875
5.33%, 08/24/07 (b)(c)	17,382	17,245
5.33%, 09/04/07 (b)(c)	5,679	5,625
5.34%, 09/24/07 (b)(c)	20,000	19,751
5.35%, 09/28/07 (b)(c)	6,000	5,922
Concord Minutemen Capital Co., Class C
5.30%, 07/03/07 (a)(b)(c)	9,000	8,997
5.36%, 11/28/07 (a)(b)(c)	76,000	74,350
Concord Minutemen Capital Co., Series A
5.30%, 07/06/07 (a)(b)(c)	58,383	58,341
5.29%, 07/10/07 (a)(b)(c)	101,820	101,688
5.31%, 07/12/07 (a)(b)(c)	85,000	84,864
5.31%, 07/13/07 (a)(b)(c)	44,000	43,923
5.35%, 08/13/07 (a)(b)(c)	17,000	16,894
Crown Point Capital Co., L.L.C.
5.31%, 07/10/07 (a)(b)(c)	42,000	41,945
5.31%, 07/25/07 (a)(b)(c)	100,000	99,651
5.31%, 08/07/07 (a)(b)(c)	22,000	21,882
Dakota CP Notes of Citibank Credit Card Issuance Trust
5.38%, 07/02/07 (b)(c)	18,000	17,997
5.31%, 07/03/07 (b)(c)	7,882	7,880
5.31%, 07/11/07 (b)(c)	30,000	29,956
5.31%, 07/13/07 (b)(c)	185,800	185,476
5.31%, 08/07/07 (b)(c)	21,000	20,887
5.33%, 09/13/07 (b)(c)	3,000	2,968
5.33%, 09/18/07 (b)(c)	10,000	9,885
5.34%, 09/18/07 (b)(c)	10,000	9,884
5.33%, 09/20/07 (b)(c)	100,000	98,817
Danske Corp.
5.30%, 02/22/08 (a)(c)	20,000	19,333
Dexia Delaware, L.L.C.
5.30%, 07/20/07 (a)	55,000	54,848
5.35%, 08/09/07 (a)	8,000	7,955
5.31%, 08/20/07 (a)	98,000	97,284
DnB NOR Bank ASA
5.31%, 07/11/07	8,000	7,989
5.31%, 08/16/07	64,000	63,574
5.32%, 10/18/07	12,000	11,812
5.30%, 10/26/07	46,000	45,229
Dorada Finance, Inc.
5.30%, 08/06/07 (b)(c)	15,000	14,922
5.31%, 08/23/07 (b)(c)	12,500	12,404
5.32%, 09/10/07 (b)(c)	23,000	22,762
5.32%, 09/13/07 (b)(c)	4,000	3,957
Fairway Finance Co., L.L.C.
5.32%, 07/26/07 (a)(b)(c)	27,000	26,901
5.31%, 08/20/07 (a)(b)(c)	22,127	21,966
Falcon Asset Securitization Corp.
5.30%, 07/03/07 (a)(b)(c)	21,000	20,994
5.31%, 07/17/07 (a)(b)(c)	30,844	30,771
5.33%, 07/18/07 (a)(b)(c)	9,000	8,977
5.33%, 07/24/07 (a)(b)(c)	110,000	109,627
5.33%, 07/27/07 (a)(b)(c)	100,000	99,616
5.31%, 07/31/07 (a)(b)(c)	57,000	56,749
Five Finance, Inc.
5.34%, 07/17/07 (b)(c)	12,000	11,972
5.34%, 08/21/07 (b)(c)	20,000	19,853
5.32%, 08/30/07 (b)(c)	31,000	30,729
5.32%, 09/04/07 (b)(c)	2,500	2,476
5.34%, 09/24/07 (b)(c)	18,000	17,776
5.34%, 09/28/07 (b)(c)	10,000	9,870
5.32%, 10/16/07 (b)(c)	2,000	1,969
Fortis Funding, L.L.C.
5.31%, 08/03/07 (a)(c)	60,000	59,712
Galaxy Funding, Inc.
5.30%, 07/18/07 (b)(c)	25,000	24,938
5.31%, 08/01/07 (b)(c)	6,000	5,973
Gemini Securitization Corp., L.L.C.
5.30%, 07/06/07 (a)(b)(c)	46,000	45,966
5.30%, 08/07/07 (a)(b)(c)	50,000	49,731
5.32%, 08/13/07 (a)(b)(c)	5,000	4,969
5.31%, 08/20/07 (a)(b)(c)	20,000	19,854
5.32%, 08/27/07 (a)(b)(c)	8,000	7,934
5.33%, 09/10/07 (a)(b)(c)	6,000	5,938
5.33%, 09/17/07 (a)(b)(c)	13,000	12,852
5.33%, 09/24/07 (a)(b)(c)	2,000	1,975
General Electric Capital Corp.
5.32%, 10/09/07	32,000	31,545
5.32%, 02/19/08	173,000	167,267

10 See financial notes

Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.38%, 03/04/08	35,000	33,758
5.33%, 03/20/08	75,000	72,189
Grampian Funding, L.L.C.
5.34%, 08/06/07 (a)(b)(c)	39,000	38,797
5.33%, 08/15/07 (a)(b)(c)	6,000	5,961
5.33%, 09/25/07 (a)(b)(c)	80,000	78,996
5.31%, 10/26/07 (a)(b)(c)	60,000	58,992
5.32%, 11/19/07 (a)(b)(c)	7,500	7,348
5.36%, 12/18/07 (a)(b)(c)	6,400	6,242
5.36%, 12/19/07 (a)(b)(c)	7,950	7,753
Greenwich Capital Holdings, Inc.
5.35%, 08/24/07 (a)	10,000	9,922
HBOS Treasury Services PLC
5.30%, 07/03/07 (a)	4,000	3,999
5.33%, 07/18/07 (a)	28,000	27,931
5.31%, 08/14/07 (a)	3,000	2,981
5.31%, 08/24/07 (a)	25,000	24,804
5.29%, 09/14/07 (a)	18,000	17,807
HSBC U.S.A., Inc.
5.35%, 07/25/07	7,000	6,976
5.30%, 10/23/07	83,000	81,642
HSH Nordbank AG
5.31%, 08/01/07	12,000	11,946
ING (US) Funding, L.L.C.
5.31%, 07/12/07 (a)	38,000	37,940
5.32%, 08/24/07 (a)	60,000	59,533
Intesa Funding, L.L.C.
5.32%, 09/06/07 (a)	168,000	166,359
Irish Life & Permanent PLC
5.30%, 07/03/07 (c)	1,000	1,000
5.31%, 07/13/07 (c)	8,000	7,986
5.33%, 07/16/07 (c)	3,000	2,994
5.35%, 08/13/07 (c)	41,000	40,745
5.31%, 10/15/07 (c)	8,000	7,878
Jupiter Securitization Corp.
5.31%, 07/20/07 (a)(b)(c)	5,000	4,986
5.32%, 07/26/07 (a)(b)(c)	45,000	44,834
5.31%, 08/15/07 (a)(b)(c)	51,425	51,086
K2 (USA), L.L.C.
5.31%, 07/17/07 (b)(c)	23,000	22,946
5.31%, 08/01/07 (b)(c)	13,420	13,359
5.35%, 08/06/07 (b)(c)	17,900	17,807
5.35%, 08/14/07 (b)(c)	8,000	7,949
5.31%, 09/12/07 (b)(c)	22,700	22,461
5.30%, 10/25/07 (b)(c)	38,000	37,368
5.40%, 06/13/08 (b)(c)	7,000	7,000
Kitty Hawk Funding Corp.
5.33%, 07/26/07 (a)(b)(c)	57,000	56,790
5.34%, 08/01/07 (a)(b)(c)	50,009	49,780
5.31%, 08/13/07 (a)(b)(c)	28,000	27,824
Landesbank Baden-Wurttemberg
5.33%, 09/26/07	53,000	52,326
Links Finance, L.L.C.
5.33%, 08/28/07 (b)(c)	2,000	1,983
5.33%, 09/18/07 (b)(c)	38,000	37,561
Mane Funding Corp.
5.32%, 08/13/07 (b)(c)	16,000	15,899
5.33%, 09/21/07 (b)(c)	18,634	18,411
5.34%, 09/27/07 (b)(c)	28,000	27,640
Mont Blanc Capital Corp.
5.32%, 09/07/07 (a)(b)(c)	48,619	48,137
5.32%, 09/10/07 (a)(b)(c)	50,000	49,482
Morgan Stanley
5.31%, 07/09/07	8,000	7,991
5.31%, 08/24/07	135,000	133,943
Nationwide Building Society U.S.
5.32%, 07/10/07	14,000	13,982
5.31%, 07/11/07	45,500	45,434
5.30%, 07/23/07	11,000	10,965
5.35%, 08/09/07	25,000	24,859
5.33%, 09/14/07	20,000	19,781
5.31%, 10/15/07	27,900	27,475
Natixis Commercial Paper Corp. (CNCE)
5.30%, 07/27/07 (a)	23,000	22,913
5.31%, 08/10/07 (a)	106,000	105,386
5.31%, 08/29/07 (a)	30,200	29,940
Nieuw Amsterdam Receivables Corp.
5.30%, 07/03/07 (a)(b)(c)	10,000	9,997
5.30%, 07/05/07 (a)(b)(c)	25,165	25,150
5.30%, 07/09/07 (a)(b)(c)	79,224	79,131
5.30%, 07/11/07 (a)(b)(c)	4,000	3,994
5.33%, 09/19/07 (a)(b)(c)	1,335	1,319
Northern Rock PLC
5.31%, 08/03/07	8,000	7,962
5.35%, 08/09/07	18,000	17,899
5.32%, 08/31/07	50,000	49,555
5.33%, 09/25/07	2,000	1,975
Park Avenue Receivables Co., L.L.C.
5.31%, 07/18/07 (a)(b)(c)	41,713	41,609
Park Granada, L.L.C.
5.30%, 07/06/07 (b)(c)	16,000	15,988
5.31%, 09/25/07 (b)(c)	9,000	8,889
Picaros Funding, L.L.C.
5.31%, 07/25/07 (a)(b)(c)	10,000	9,965
5.33%, 09/12/07 (a)(b)(c)	55,000	54,413
5.31%, 10/30/07 (a)(b)(c)	5,000	4,913
Santander Central Hispano Finance (Delaware), Inc.
5.33%, 08/16/07 (a)	84,000	83,443
Scaldis Capital Ltd.
5.31%, 07/16/07 (a)(b)(c)	31,000	30,932
5.31%, 07/23/07 (a)(b)(c)	6,021	6,002
5.33%, 07/25/07 (a)(b)(c)	140,000	139,504
5.31%, 08/01/07 (a)(b)(c)	18,000	17,919
5.31%, 08/21/07 (a)(b)(c)	30,390	30,164
5.32%, 08/31/07 (a)(b)(c)	7,324	7,259
5.34%, 09/17/07 (a)(b)(c)	109,000	107,755
5.32%, 10/26/07 (a)(b)(c)	4,000	3,933
Sedna Finance, Inc.
5.31%, 07/12/07 (b)(c)	3,000	2,995
5.35%, 08/06/07 (b)(c)	19,000	18,901
5.34%, 08/28/07 (b)(c)	20,000	19,833
5.33%, 09/24/07 (b)(c)	20,000	19,756
5.34%, 09/24/07 (b)(c)	16,000	15,805
5.41%, 06/13/08 (b)(c)	4,000	4,000
Sheffield Receivables Corp.
5.31%, 07/19/07 (a)(b)(c)	63,000	62,834
5.32%, 07/26/07 (a)(b)(c)	100,000	99,632
Sigma Finance, Inc.
5.30%, 07/03/07 (b)(c)	27,000	26,992
5.34%, 07/06/07 (b)(c)	2,000	1,999
5.33%, 07/17/07 (b)(c)	5,000	4,988
5.35%, 08/06/07 (b)(c)	65,000	64,661
5.33%, 08/28/07 (b)(c)	28,000	27,766
5.36%, 10/01/07 (b)(c)	32,000	31,577
5.31%, 10/23/07 (b)(c)	6,000	5,902

See financial notes 11

Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.36%, 11/01/07 (b)(c)	32,000	31,437
5.36%, 12/21/07 (b)(c)	11,500	11,212
5.40%, 03/12/08 (b)(c)	5,000	4,816
Skandinaviska Enskilda Banken AB
5.31%, 07/12/07	5,000	4,992
5.30%, 07/20/07	20,000	19,945
5.35%, 08/02/07	3,000	2,986
5.35%, 08/13/07	2,000	1,988
5.30%, 10/09/07	5,000	4,928
Societe Generale North America, Inc.
5.34%, 08/08/07 (a)	51,000	50,720
5.33%, 08/15/07 (a)	2,000	1,987
5.29%, 09/12/07 (a)	37,000	36,614
Solitaire Funding, L.L.C.
5.31%, 07/19/07 (a)(b)(c)	6,000	5,984
5.31%, 08/13/07 (a)(b)(c)	5,000	4,969
5.31%, 08/28/07 (a)(b)(c)	2,000	1,983
5.33%, 09/25/07 (a)(b)(c)	27,000	26,661
Stadshypotek Delaware, Inc.
5.31%, 08/23/07 (a)(c)	24,000	23,815
Stanfield Victoria Funding
5.31%, 07/25/07 (b)(c)	14,000	13,951
5.33%, 09/04/07 (b)(c)	25,000	24,763
5.35%, 09/25/07 (b)(c)	18,000	17,773
Svenska Handelsbanken, Inc.
5.30%, 07/23/07 (a)	143,000	142,543
Swedbank Mortgage AB
5.32%, 08/14/07	10,000	9,936
5.31%, 08/22/07	14,000	13,894
Swedbank AB
5.31%, 07/18/07	28,000	27,931
5.30%, 08/15/07	10,161	10,095
5.35%, 08/16/07	58,000	57,614
Thames Asset Global Securitisation No. 1, Inc.
5.33%, 08/15/07 (a)(b)(c)	12,000	11,921
The Goldman Sachs Group, Inc.
5.33%, 11/14/07	98,000	96,075
Thunder Bay Funding, L.L.C.
5.30%, 07/10/07 (a)(b)(c)	14,239	14,220
5.33%, 09/14/07 (a)(b)(c)	18,000	17,803
5.33%, 09/21/07 (a)(b)(c)	86,550	85,513
5.33%, 09/24/07 (a)(b)(c)	16,000	15,801
Ticonderoga Funding, L.L.C.
5.31%, 07/25/07 (a)(b)(c)	46,938	46,773
5.31%, 07/26/07 (a)(b)(c)	10,000	9,963
5.32%, 07/31/07 (a)(b)(c)	5,030	5,008
5.33%, 07/31/07 (a)(b)(c)	130,000	129,426
5.32%, 08/30/07 (a)(b)(c)	1,579	1,565
Triple-A One Funding Corp.
5.35%, 07/23/07 (a)(b)(c)	4,375	4,361
Tulip Funding Corp.
5.31%, 07/16/07 (a)(b)(c)	20,000	19,956
UBS Finance (Delaware), Inc.
5.37%, 07/02/07 (a)	27,000	26,996
5.43%, 07/02/07 (a)	250,000	249,963
5.30%, 07/03/07 (a)	2,000	1,999
5.31%, 07/03/07 (a)	15,000	14,996
5.29%, 07/05/07 (a)	100,000	99,943
5.33%, 07/16/07 (a)	35,000	34,924
5.31%, 07/18/07 (a)	44,000	43,891
5.34%, 08/02/07 (a)	46,000	45,787
5.30%, 08/08/07 (a)	1,000	994
5.35%, 08/13/07 (a)	29,000	28,820
5.33%, 08/14/07 (a)	9,000	8,943
5.31%, 10/09/07 (a)	125,000	123,203
Unicredito Italiano Bank (Ireland) PLC
5.30%, 07/05/07 (a)(c)	4,000	3,998
5.31%, 08/02/07 (a)(c)	41,000	40,809
5.31%, 08/03/07 (a)(c)	13,000	12,938
5.29%, 09/14/07 (a)(c)	22,000	21,764
5.32%, 11/26/07 (a)(c)	24,000	23,489
Variable Funding Capital Corp.
5.46%, 07/02/07 (a)(b)(c)	50,000	49,993
5.48%, 07/02/07 (a)(b)(c)	64,000	63,990
Westpac Banking Corp.
5.31%, 07/09/07 (c)	7,500	7,491
5.30%, 08/01/07 (c)	27,136	27,014
5.34%, 08/06/07 (c)	35,000	34,818
5.30%, 08/06/07 (c)	58,500	58,196
5.34%, 08/08/07 (c)	65,500	65,140
5.35%, 08/15/07 (c)	3,000	2,980
5.30%, 11/16/07 (c)	16,000	15,684
Westpac Trust Securities NZ Ltd.
5.30%, 07/20/07 (a)(c)	33,000	32,909
5.34%, 10/09/07 (a)(c)	45,000	44,343
5.31%, 10/15/07 (a)(c)	24,012	23,645
5.33%, 11/26/07 (a)(c)	3,000	2,936
Whistlejacket Capital, L.L.C.
5.30%, 07/03/07 (b)(c)	26,000	25,992
5.30%, 07/20/07 (b)(c)	13,383	13,346
5.31%, 07/20/07 (b)(c)	15,031	14,989
5.31%, 07/25/07 (b)(c)	10,000	9,965
5.31%, 08/13/07 (b)(c)	16,000	15,900
5.33%, 09/12/07 (b)(c)	1,000	989
5.34%, 09/20/07 (b)(c)	2,000	1,976
5.31%, 10/29/07 (b)(c)	12,572	12,355
5.31%, 11/13/07 (b)(c)	8,556	8,390
5.32%, 11/13/07 (b)(c)	6,446	6,321
5.42%, 06/16/08 (b)(c)	13,000	13,000
Windmill Funding Corp.
5.30%, 07/11/07 (a)(b)(c)	16,000	15,977
5.31%, 07/16/07 (a)(b)(c)	18,000	17,960
Yorktown Capital, L.L.C.
5.32%, 07/30/07 (a)(b)(c)	87,000	86,630
5.31%, 08/09/07 (a)(b)(c)	27,000	26,846

		10,970,944

Promissory Notes 0.5%

Merrill Lynch & Co., Inc.
5.37%, 08/22/07 (c)(d)	100,000	100,000

Total Fixed-Rate Obligations (Cost $16,282,936)		16,282,936

Variable-Rate Obligations 16.1% of net assets

ABN AMRO Bank N.V.
5.35%, 07/11/07 (a)	143,000	143,000
Allied Irish Banks PLC
5.30%, 07/19/07 (c)	50,000	50,000
Banco Espanol de Credito S.A.
5.34%, 07/18/07 (c)	25,000	25,000
Bank of Nova Scotia
5.26%, 07/05/07	70,500	70,491

12 See financial notes

Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Barclays Bank PLC
5.28%, 07/05/07	40,000	40,000
5.28%, 07/16/07	106,000	105,990
Beta Finance, Inc.
5.32%, 07/25/07 (b)(c)	72,000	72,003
BNP Paribas
5.27%, 07/02/07	100,000	100,000
5.26%, 07/03/07	70,000	69,980
Canadian Imperial Bank of Commerce
5.36%, 07/30/07	30,000	30,000
5.40%, 07/30/07	50,000	50,000
5.39%, 08/15/07	10,000	10,000
CC (USA), Inc.
5.32%, 07/25/07 (b)(c)	65,000	65,002
Danske Bank A/S
5.29%, 07/20/07	100,000	100,000
Deutsche Bank AG
5.40%, 07/06/07	100,000	100,003
5.38%, 07/23/07	150,000	150,000
Dorada Finance, Inc.
5.29%, 07/16/07 (b)(c)	90,000	89,991
Florida Hurricane Catastrophe Fund
5.33%, 07/16/07	75,000	75,000
Intesa Bank Ireland, PLC
5.32%, 07/25/07 (a)(c)	70,000	70,000
J.P. Morgan Securities, Inc.
5.29%, 07/01/07 (c)	100,000	100,000
K2 (USA), L.L.C.
5.32%, 07/27/07 (b)(c)	30,000	30,002
5.34%, 09/20/07 (b)(c)	50,000	50,004
Lexington Parker Capital Co., L.L.C.
5.27%, 07/05/07 (a)(b)(c)	22,000	22,000
Liberty Lighthouse U.S. Capital Co., L.L.C.
5.31%, 07/02/07 (b)(c)	2,000	2,000
5.28%, 07/03/07 (b)(c)	22,000	21,998
5.32%, 08/15/07 (b)(c)	16,000	15,997
5.32%, 09/17/07 (b)(c)	35,000	34,996
Links Finance, L.L.C.
5.29%, 07/16/07 (b)(c)	80,000	79,999
5.32%, 07/16/07 (b)(c)	3,000	3,000
5.29%, 07/25/07 (b)(c)	7,000	6,999
5.32%, 09/20/07 (b)(c)	22,000	21,999
Merrill Lynch & Co., Inc.
5.30%, 07/18/07	50,000	50,000
5.29%, 07/27/07	50,000	50,000
Physician Solutions, L.L.C
5.37%, 07/05/07 (a)	1,805	1,805
Roman Catholic Bishop of San Jose (CA)
5.32%, 07/05/07 (a)	5,500	5,500
Royal Bank of Canada
5.27%, 07/05/07	50,000	49,989
Royal Bank of Scotland PLC
5.26%, 07/16/07	120,000	119,995
5.36%, 09/21/07 (c)	9,000	9,001
5.41%, 10/09/07	142,000	142,000
5.42%, 10/11/07	100,000	100,000
Sedna Finance, Inc.
5.29%, 07/10/07 (b)(c)	2,000	2,000
5.29%, 07/16/07 (b)(c)	20,000	19,999
5.33%, 08/15/07 (b)(c)	30,000	29,999
5.32%, 08/21/07 (b)(c)	3,000	3,000
Sigma Finance, Inc.
5.29%, 07/16/07 (b)(c)	50,000	49,997
5.35%, 07/25/07 (b)(c)	145,000	145,018
5.33%, 09/25/07 (b)(c)	19,000	19,000
Societe Generale North America, Inc.
5.35%, 07/17/07 (a)	83,000	83,000
Sumitomo Trust & Banking Co.
5.32%, 07/05/07	4,000	4,000
5.32%, 07/16/07	133,000	133,000
5.32%, 07/23/07	3,000	3,000
Svenska Handelsbanken AB
5.27%, 07/05/07 (a)	18,000	17,998
Swedbank AB
5.32%, 09/17/07	73,000	72,998
Tenderfoot Seasonal Housing, L.L.C.
5.37%, 07/05/07 (a)	3,000	3,000
The Goldman Sachs Group, Inc.
5.34%, 07/11/07 (d)	160,000	160,000
5.36%, 07/17/07 (c)(d)	23,000	23,000
5.35%, 07/30/07 (d)	29,000	29,000
Whistlejacket Capital, L.L.C.
5.28%, 07/02/07 (b)(c)	10,000	9,998
5.28%, 07/12/07 (b)(c)	10,000	10,000
5.28%, 07/20/07 (b)(c)	5,000	5,000
5.28%, 07/23/07 (b)(c)	16,000	15,998
5.28%, 07/25/07 (b)(c)	14,000	13,998
5.32%, 08/17/07 (b)(c)	4,000	3,999

Total Variable-Rate Obligations (Cost $3,190,746)		3,190,746

	Maturity Amount	Value
Security	($ x 1,000)	($ x 1,000)

Other Investments 1.8% of net assets

Repurchase Agreements 1.8%

Bank of America Securities L.L.C.
Tri-Party Repurchase Agreement dated 06/29/07, due 07/02/07 at 5.35%, fully collateralized by U.S. Government Securities with a value of $306,000.	300,134	300,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement, dated 06/29/07, due 07/02/07 at 5.38%, fully collateralized by U.S. Government Securities with a value of $50,675.	49,702	49,680

Total Other Investments (Cost $349,680)		349,680

End of Investments.

At 06/30/07, the tax basis cost of the fund’s investments was $19,823,362.

See financial notes 13

Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

At 06/30/07, portfolio holdings included illiquid and/or restricted securities as follows:

Issuer
Rate, Acquisition Date	Face Amount	Value
Maturity Date	($ x 1,000)	($ x 1,000)

The Goldman Sachs Group, Inc.
5.34%, 04/11/07, 07/11/07	160,000	160,000
5.36%, 06/18/07, 07/17/07	23,000	23,000
5.35%, 06/29/07, 07/30/07	29,000	29,000

		212,000
Merrill Lynch & Co., Inc.
5.37%, 05/22/07, 08/22/07	100,000	100,000

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,599,325 or 38.3% of net assets.
(d)	Illiquid and/or restricted security.

14 See financial notes

Schwab Cash Reserves

Statement of
Assets and Liabilities
As of June 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$19,823,362
Receivables:
Interest		78,986
Prepaid expenses	+	206

Total assets		19,902,554

Liabilities
Payables:
Investment adviser and administrator fees		403
Transfer agent and shareholder services fees		654
Distributions to shareholders	+	38,400

Total liabilities		39,457

Net Assets
Total assets		19,902,554
Total liabilities	−	39,457

Net assets		$19,863,097
Net Assets by Source
Capital received from investors		19,863,097

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$19,863,097		19,863,097		$1.00

See financial notes 15

Schwab Cash Reserves

Statement of
Operations
For January 1, 2007 to June 30, 2007; unaudited. All numbers x1,000.

Investment Income
Interest		$488,783

Expenses
Investment adviser and administrator fees		28,520
Transfer agent and shareholder service fees		36,506
Registration fees		1,490
Custodian fees		371
Portfolio accounting fees		229
Shareholder reports		210
Professional fees		42
Trustees’ fees		42
Other expenses	+	73

Total expenses		67,483
Expense reduction by adviser and Schwab	−	5,878
Custody credits	−	1

Net expenses		61,604

Increase in Net Assets from Operations
Total investment income		488,783
Net expenses	−	61,604

Net investment income		427,179

Increase in net assets from operations		$427,179

16 See financial notes

Schwab Cash Reserves

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/07-6/30/07	1/1/06-12/31/06
Net investment income		$427,179	$479,373

Increase in net assets from operations		427,179	479,373

Distributions to shareholders
Distributions from net investment income		427,179	479,373

Transactions in Fund Shares*
Shares sold		46,407,665	61,375,778
Shares reinvested		381,434	472,341
Shares redeemed	+	(43,664,370)	(45,931,679)

Net transactions in fund shares		3,124,729	15,916,440

Net Assets
Beginning of period		16,738,368	821,928
Total increase	+	3,124,729	15,916,440

End of period		$19,863,097	$16,738,368

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 17

Schwab Cash Reserves

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts Municipal Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Cash Reserves

Schwab Cash Reserves offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio at amortized cost, which approximates market value.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund’s custodian (or, in case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

18

Schwab Cash Reserves

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares dividends every day it is open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credits:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2007, management has reviewed the open positions for open tax years (December 31, 2003 through December 31, 2006), evaluated the implications of FIN 48 and determined that there is no impact to the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the fund’s financial statement disclosures.

 19

Schwab Cash Reserves

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
Over $1 billion	0.32%
Over $10 billion	0.30%
Over $20 billion	0.27%
Over $40 billion	0.25%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Transfer Agent Fees	Shareholder Service Fees

0.20%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.68% for so long as CSIM serves as the adviser to the fund.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2007, the fund had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the fund’s Statement of Operations.

4. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trusts to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing from the line of credit for the fund during the period.

5. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2006, the fund had no capital loss carry forwards.

20

Schwab Cash Reserves

Financial Notes, unaudited (continued)

5. Federal Income Taxes (continued):

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2006, the fund had no aggregate deferred realized capital losses and there were no capital losses being utilized to offset capital gains.

 21

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Cash Reserves, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2007, and June 5, 2007, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 5, 2007. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating

22

the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, (iii)  reductions of administrative “sweep” fees paid to Schwab in connection with money market fund shares that are used for automatic investment of cash held in customer brokerage accounts, and (iv) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

 23

Trustees and Officers

The tables below give information as of June 30, 2007, about the trustees and officers for The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of June 30, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	61	None.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	61	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

24

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served )	Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officers and Director, Schwab Holdings Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None

Randall W. Merk[2] 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co. Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Management and Director, American Century Companies, Inc.	72	None.

 25

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & co., Inc.; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, President Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; President Mutual Fund Division, UST Advisors, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc. Excelsior tax-Exempt Funds, Inc. and Excelsior Funds Trust, Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co. Inc., Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

26

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 27

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

28

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 29

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR32958-02

Schwab Municipal Money Funds

Semiannual Report
June 30, 2007

Schwab New York
Municipal Money Fundtm

Schwab New Jersey
Municipal Money Fundtm

Schwab Pennsylvania
Municipal Money Fundtm

Schwab Massachusetts
Municipal Money Fundtm

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment plan.

In fact, research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bond, and cash equivalents, can be the most important factor in determining overall portfolio performance.

With a broad range of investment strategies and styles, Schwab Funds® provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles to develop your own asset allocation strategy. Or, if you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With some of the highest quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

Schwab Municipal Money Funds 1

From the President

Evelyn Dilsaver, President and CEO of Charles Schwab Investment Management, Inc. and of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I’m pleased to bring you the semiannual report for your Schwab money fund for the six-month period ended June 30, 2007. During the period, our money funds performed as designed, providing you with current income, stability of capital and convenient access to your money.

At this time, I’d like to take the opportunity to remind you that Schwab offers a range of money funds, including our purchased money funds, Schwab Value Advantage Investments®. These funds are designed for investors who have larger balances and don’t require frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include various taxable and tax-free investment strategies.

Further down the maturity spectrum, our ultrashort bond fund, Schwab YieldPlus Fund®, offers higher yield potential with higher risk than a money fund. And, because taxes are always a concern, Schwab also offers funds that can help you manage tax impact and your exposure to the alternative minimum tax (AMT)—the Schwab AMT Tax-Free Money Fund and the two Schwab Tax-Free YieldPlus Funds.

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investors should consider carefully information contained in the prospectus,

including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Please remember that with Schwab YieldPlus and Tax-Free YieldPlus Funds,

investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Bond funds are subject to increased loss of principal during periods of rising interest rates.

Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

2 Schwab Municipal Money Funds

The Investment Environment and the Funds

Kevin Shaughnessy (left) CFA, managing director and senior portfolio manager, is responsible for the management of the funds.

John Shelton (right) CFA, portfolio manager, has day-to-day responsibility for management of the funds.

Although the U.S. economy grew at a sub-par pace during the report period, the markets remained resilient, aided by a continuation in relatively attractive equity valuations, stable earnings growth, and global liquidity. Strong employment data in June, coupled with an improved outlook on economic growth and tame inflation, suggested that the U.S. economy was healthy enough to diminish the possibility of a rate cut in the near future. However, several key issues continued to weigh on investors, namely, continued weakening of the housing market, rising energy prices, and uncertainty of the Federal Reserve (the Fed) in its outlook on the broader economy.

The U.S. economy had been slowing down, as GDP readings for the first quarter of 2007 came in at a mere 0.7% annually adjusted rate, as compared to 2.5% in the fourth quarter of 2006. As any growth rate below 3% is generally considered to be sub-par, the economy has underperformed for the fourth straight quarter. The recent reading is also at the lowest level since 2002, and reflected a number of factors, including a deceleration in exports, an increase in imports, and a decrease in government spending. Higher food and energy costs continue to be a concern, as they have the potential to weigh down on consumer spending. Furthermore, the housing market and sub-prime mortgage woes have the potential to dampen near term consumer spending.

The housing market remains a significant headwind for economic growth and continued to provide mixed signals with regards to a recovery. Existing home sales, which account for roughly 85% of the market, fell 0.3% to a seasonally adjusted annual rate of 5.99 million units in May, its lowest level since June 2003. Concurrently, new home sales declined by 1.6% to a seasonally adjusted annual rate of 915,000 units. According to the National Association of Realtors, buyer psychology has been the main factor behind sluggish home sales, in addition to tighter lending standards in the wake of subprime woes. Although a further decline in home prices may restore a sense of affordability, it also threatens to reduce equity values, an important source of wealth and leverage.

Commodity prices continue to pose a threat to economic growth as well. Although prices at the pump have slightly moderated, the national average remains above $3 a gallon, continuing to squeeze the pockets of many investors. Increasing global demand remains ever present, and will likely continue to put upward pressures on prices. Nevertheless, it is projected that global oil consumption will grow at a rate of 1.5 million barrels per day in 2007 and 1.6 million barrels per day in 2008, with half of the consumption growth stemming from China and the U.S., according to the Energy Information Administration. Though elevated commodity prices might have less upward pressure on inflation, their tax-like effect threatens to weigh down on spending and discretionary income.

Schwab Municipal Money Funds 3

The Investment Environment and the Funds continued

In its June 2007 statement, the Fed noted that despite ongoing adjustments in the housing sector, the economy will likely maintain its course of expanding at a moderate pace. Given an upbeat employment picture, improvements in manufacturing, and continued strength in the stock market, the U.S. economy has the potential to grow near its long-term trend of 3%. In June, nonfarm payroll employment increased by 132,000, while unemployment remained unchanged at 4.5%. Bear in mind that employment conditions react with a lag to changes in monetary policy, and thus are not fully reflective of current conditions. The Fed still regarded the labor market as tight, thus noting that “the high level of resource utilization” could cause upward pressures on wages.

Although readings of core inflation improved, the Fed’s predominant concern remains the risk that inflation will fail to moderate. Core Personal Consumption Expenditures (PCE), the Fed’s primary index used to monitor inflation, rose at an annualized rate of 2.3% in the first quarter of 2007, up from 1.8% in the fourth quarter of 2006. While their unofficial comfort zone for core inflation remains at 1% to 2%, performance of the economy in the near term could determine the outcome of inflationary pressures; if U.S. economic growth remains moderate, inflation will likely remain contained. However, if a recovery of economic growth ensues, upward pressures in wage inflation run the risk of pressuring inflationary expectations.

During the first six months of 2007, yields on municipal variable rate notes increased approximately 0.30%. The Bond Market Association (BMA) Municipal Index averaged 3.68%. Much of this increase was driven by tax-exempt money market funds selling securities to meet investor redemptions during tax season. Yields on short term fixed rate notes rose approximately 0.20%, primarily due to increased note issuance during the month of June. Overall, the tax-exempt money market yield curve was relatively flat during the report period. In this environment, we believed 7-day variable rate demand notes and tax-exempt commercial paper with maturities under 90 days provided the best value.

The Schwab Municipal Money Funds generally maintained a weighted average maturity (WAM) that was shorter than other funds with similar investment objectives for most of the report period. However, as fixed rate note yields increased late in the second quarter, we saw an opportunity to extend the WAM of the funds to a more neutral position.

For the third consecutive year, New York passed its budget prior to the close of the fiscal year (March 31, 2007), with some amendments completed in the following two weeks. Prior to prepaying some fiscal 2008 costs, the State ended fiscal 2007 with a $1 billion general fund surplus due to higher personal income and corporate franchise tax receipts. However, as the entire surplus was used for fiscal 2008 expenses, the State’s reserve balance for the year remained at $3.05 billion. The State created a new Rainy Day Reserve in January 2007 which is intended to hold 3% of general fund spending when it is fully funded. This Reserve, in conjunction with the existing Stabilization Fund which is required to maintain 2% of general fund spending, will provide the State with a cushion equal to 5% of spending to mitigate the next economic downturn.

4 Schwab Municipal Money Funds

The Investment Environment and the Funds continued

The fiscal 2008 general fund budget includes a 4.1% increase in spending to $53.86 billion and anticipates ending the year with no surplus but with a $3.0 billion fund balance. The 4.1% increase in funding was primarily related to higher spending for education and healthcare. The State increased funding for education by $1.76 billion to comply with the state court order requiring higher funding for New York City schools as well as needs in other school districts in the State. The budget also included about $1.1 billion in relief to local governments for state-mandated Medicaid costs in exchange for lower increases in local property taxes.

In June 2007 New York City passed its $58.9 billion fiscal 2008 general fund budget for the fiscal year beginning July 1, 2007. The City ended fiscal 2007 with a $4.7 billion surplus which it used to prepay expenses occurring in fiscal 2008.

The State’s overall economy remains very strong due to the economic strength of the New York City metropolitan area. The State reported 0.8% growth in private employment in calendar 2006, and is expecting 0.7% growth in calendar 2007. Statewide personal income is projected to grow 5.7% in 2007, down from 6.8% in 2006. However, many local governments in northern and western New York are operating under tremendous financial pressure as their manufacturing economies have shrunk over the last several decades. Both Buffalo and Erie County are operating under state-ordered Financial Control Boards to address fiscal problems associated with declining or stagnant tax bases and soaring benefit costs.

New York State remains a strong investment-grade credit due to the vigor of the New York City metropolitan economy, and the State’s financial flexibility. New York State’s general obligation credit ratings are Aa3, AA, and AA- from Moody’s Investors Service, Standard & Poor’s, and Fitch Ratings, respectively.

New Jersey State estimated ending fiscal 2007 with combined general fund balances of $2.2 billion, or 7.1% of appropriations, its strongest year-end balance in several years. Total state revenues were estimated to have increased 8% over fiscal 2006 to $30.9 billion, attributable to continued strong growth in income taxes, an increase in the sales tax rate and a broadening of the sales tax base. Spending increased 10% to $30.5 billion. The largest increase was for education, driven by higher teacher pension and post-retirement medical contribution requirements.

However, in the fiscal 2008 budget, New Jersey plans to draw down most of its fund balance, primarily to fund a $1.25 billion increase in direct property tax rebates and credits. The budget also increases aid to local governments that will help offset a 4% limit on property tax levy growth imposed by the State in fiscal 2007. The budget includes no new taxes and excludes the Governor’s original proposal to privatize the State’s toll roads. The fiscal 2008 budget was passed by the legislature nearly two weeks prior to start of the new fiscal year, unlike last year when budget disagreements led to a week-long shutdown of state government.

Schwab Municipal Money Funds 5

The Investment Environment and the Funds continued

New Jersey’s economy continued to expand during the fiscal year ended June 30, 2007, albeit at a slower pace than the prior fiscal year. Nonfarm employment continued to rise moderately, while statewide unemployment in May 2007 stood at 4.3%, slightly below the 4.7% level reported in May 2006. New Jersey remains a solid investment grade credit due to its diverse economy, high wealth levels and revenue-raising ability. New Jersey’s general obligation credit ratings are Aa3, AA, and AA- from Moody’s Investors Service, Standard & Poor’s, and Fitch Ratings, respectively.

Pennsylvania budgeted to end fiscal 2007 (ending June 30, 2007) with $600 million in general fund reserves, equal to 2.3% of expenditures. While revenues were budgeted to increase 4% for the year, through May 2007 collections were 1.7% above budget, driven by higher than anticipated personal and corporate income taxes. General fund spending was budgeted to grow 7%, led by an 8% increase in education spending.

The fiscal 2008 budget was not passed prior to the start of the new fiscal year, which resulted in a one-day government shutdown, affecting about 25,000 workers. Democratic Governor Edward Rendell reached a budget agreement with the Republican-led Senate on July 9, which ended the shutdown. The $27.2 billion fiscal 2008 General Fund budget increases spending by 3.2%, primarily for education and public welfare. A separate transportation budget increases funding for bridges, roads and mass transit, in part by adding tolls to some highways and increasing existing tolls.

The Commonwealth has added about 49,000 jobs over the last year, a 0.8% increase, while the unemployment rate has declined to 4.2% as of May 2007 from 4.7% in May 2006. Per capita personal income is on par with the national average, but statewide personal income growth lags the nation due to slow population growth. Pennsylvania is the sixth most populous state in the nation.

Pennsylvania’s high credit quality is derived from its conservative financial management, economic diversification and moderate debt levels. The State’s ratings are: Aa2, AA, and AA from Moody’s Investors Service, Standard & Poor’s, and Fitch Ratings, respectively.

Massachusetts continued to experience strong revenue collections in fiscal 2007 (ending June 30, 2007) with $243 million more in tax receipts received in the first 11 months of the fiscal year than had been projected as recently as January 2007. This represented a 1.25% increase over the January estimate. The additional revenues, which were predominately from personal and corporate income tax receipts, reflected a 6% increase from the same 11-month period in fiscal 2006. The Commonwealth projects ending fiscal 2007 with a $2.4 billion ending fund balance, which represents a high 8.5% of general fund spending.

6 Schwab Municipal Money Funds

The Investment Environment and the Funds continued

On July 12, 2007, Governor Deval Patrick signed the $26.8 billion fiscal 2008 budget which projects a conservative 3% growth in tax revenues and less than 1% growth in spending over fiscal 2007 levels. Despite the minimal level of growth, the budget includes additional funding for the commonwealth’s newly instituted universal healthcare program. It also fully funds the Commonwealth’s annual required pension contribution, and establishes a trust to address the Commonwealth’s unfunded liability for other post-employment benefits, which is estimated at $13 billion. The budget relies on $609 million in reserves, slightly higher than the $550 million used in fiscal 2007. In the new budget, tax revenues are estimated to grow a moderate 3%, which is lower than recently experienced increases.

Massachusetts’ economy continues to be fundamentally strong. Growth in personal and corporate income tax revenues suggests sustained job growth which is further supported by the low unemployment rate of 4.9% in May 2007. Although personal income growth of 2.0% in the first quarter of 2007 slightly lagged the national growth rate of 2.2%, Massachusetts’ per capita personal income is 124% of the nation’s and is the 3rd highest in the nation behind New Jersey and Connecticut. Due to the diversity of the state’s economy, its high personal-wealth levels and its associated revenue raising ability, Massachusetts remains a strong investment-grade credit. As of the report date, the State’s credit ratings were Aa2, AA, and AA, from Moody’s Investors Service, Standard & Poor’s, and Fitch Ratings, respectively.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Funds 7

Performance and Fund Facts as of 6/30/07

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Municipal Money Funds

	New York		New Jersey	Pennsylvania	Massachusetts
		Value
	Sweep	Advantage
	Shares	Sharestm
Ticker Symbol	SWNXX	SWYXX	SWJXX	SWEXX	SWDXX

Seven-Day Yield[1]	3.10%	3.30%	3.08%	3.11%	3.08%

Seven-Day Yield—No Waiver[2]	3.04%	3.17%	2.97%	2.97%	2.94%

Seven-Day Effective Yield[1]	3.14%	3.35%	3.13%	3.15%	3.13%

Seven-Day Taxable-Equivalent Effective Yield[1,3]	5.40%	5.76%	5.29%	5.00%	5.09%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

	Municipal Money Funds

	New York	New Jersey	Pennsylvania	Massachusetts

Weighted Average Maturity	13 days	18 days	21 days	20 days

Credit Quality of Holdings % of portfolio	100% Tier 1	100% Tier 1	100% Tier 1	100% Tier 1

Credit-Enhanced Securities % of portfolio	67%	78%	71%	61%

Minimum Initial Investment[4]
Sweep Invesments®	*	*	*	*
Value Advantage Sharestm	$25,000	n/a	n/a	n/a
($15,000 for IRA and custodial accounts)[5]

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.
[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[3]	Taxable-equivalent effective yields assume the following 2007 maximum tax rates: New York: 41.82% (federal regular income, New York state and New York city taxes); New Jersey 40.83%, Pennsylvania 37.00%, and Massachusetts 38.45% (federal regular and state personal income taxes). Investment income may be subject to the Alternative Minimum Tax.
[4]	Please see prospectus for further detail and eligibility requirements.
[5]	Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult your tax advisor about your situation.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.

8 Schwab Municipal Money Funds

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2007 and held through June 30, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/07	at 6/30/07	1/1/07 - 6/30/07

Schwab New York Municipal Money Fundtm
Sweep Shares
Actual Return	0.65%	$1,000	$1,015.20	$3.25
Hypothetical 5% Return	0.65%	$1,000	$1,021.57	$3.26
Value Advantage Sharestm
Actual Return	0.45%	$1,000	$1,016.20	$2.25
Hypothetical 5% Return	0.45%	$1,000	$1,022.56	$2.26

Schwab New Jersey Municipal Money Fundtm
Actual Return	0.65%	$1,000	$1,015.10	$3.25
Hypothetical 5% Return	0.65%	$1,000	$1,021.57	$3.26

Schwab Pennsylvania Municipal Money Fundtm
Actual Return	0.65%	$1,000	$1,015.30	$3.25
Hypothetical 5% Return	0.65%	$1,000	$1,021.57	$3.26

Schwab Massachusetts Municipal Money Fundtm
Actual Return	0.65%	$1,000	$1,015.20	$3.25
Hypothetical 5% Return	0.65%	$1,000	$1,021.57	$3.26

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Municipal Money Funds 9

Schwab New York Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-		1/1/06-	1/1/05-	1/1/04-	1/1/03	1/1/02
Sweep Shares	6/30/07*		12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.02		0.03	0.02	0.01	0.00 [1]	0.01

Less distributions:
Distributions from net investment income	(0.02)		(0.03)	(0.02)	(0.01)	(0.00)[1]	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	1.52	[2]	2.82	1.78	0.56	0.41	0.80

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	[3]	0.65	0.66	0.69	0.69	0.69
Gross operating expenses	0.70	[3]	0.84	0.84	0.84	0.84	0.85
Net investment income	3.04	[3]	2.80	1.75	0.55	0.41	0.80
Net assets, end of period ($ x 1,000,000)	1,257		1,217	1,031	1,073	1,038	944

	1/1/07		1/1/06-	1/1/05-	1/1/04-	1/1/03-	1/1/02-
Value Advantage Shares	6/30/07*		12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income or loss from investment operations:
Net investment income	0.02		0.03	0.02	0.01	0.01	0.01

Less distributions:
Distributions from net investment income	(0.02)		(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	1.62	[2]	3.03	2.00	0.80	0.66	1.04

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	[3]	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.57	[3]	0.60	0.61	0.61	0.61	0.62
Net investment income	3.24	[3]	2.98	2.00	0.79	0.65	1.04
Net assets, end of period ($ x 1,000,000)	1,206		1,103	834	654	690	676

*	Unaudited.

[1]	Per-share amount was less than $0.01.
[2]	Not annualized.
[3]	Annualized.

10 See financial notes

Schwab New York Municipal Money Fund

Portfolio Holdings as of June 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.1%	Municipal Securities	2,441,242	2,441,242

99.1%	Total Investments	2,441,242	2,441,242
0.9%	Other Assets and Liabilities		22,402

100.0%	Net Assets		2,463,644

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 99.1% of net assets

New York 97.2%

Albany IDA
IDRB (Newkirk Products) Series 1995A
3.76%, 07/05/07 (a)(b)	800	800
Refunding IDRB (United Cerebral Palsy Association-Capital District) Series 1997B
3.75%, 07/05/07 (a)(b)	8,940	8,940
Broome Cnty IDA
BAN Series 2007
3.64%, 04/18/08	21,300	21,359
Civic Facility RB (Methodist Homes For the Aging) Series 2003
3.72%, 07/04/07 (a)(b)	4,245	4,245
Chautauqua Cnty
Civic Facility RB (Jamestown Center City Development Corp) Series 2000A
3.79%, 07/05/07 (a)(b)	11,210	11,210
Erie Cnty IDA
RB (Orchard Park CCRC Inc) Series 2006B
3.73%, 07/05/07 (a)(b)	7,000	7,000
Glen Cove Housing Auth
Sr Living Facility RB (Mayfair at Glen Cove) Series 1996
3.80%, 07/05/07 (a)(b)(c)(d)	3,600	3,600
Herkimer Cnty
Civic Facility RB (Templeton Foundation) Series 2000
3.80%, 07/05/07 (a)(b)	1,525	1,525
Hudson Yards Infrastructure Corp
Sr RB Fiscal Series 2007A
3.77%, 07/05/07 (a)(b)(c)(d)	30,345	30,345
Jay Street Dev Corp
Courts Facility Lease RB Fiscal 2004 Series A2
3.69%, 07/04/07 (a)(b)	5,670	5,670
Long Island Power Auth
Electric System General RB Series 1998A
3.79%, 07/05/07 (a)(b)(c)(d)	1,900	1,900
Electric System General RB Series 2006A
3.72%, 07/04/07 (a)(b)(c)(d)	9,400	9,400
Electric System General RB Series 2006D
3.77%, 07/05/07 (a)(b)(c)(d)	6,500	6,500
Electric System General RB Series 2006E
3.77%, 07/05/07 (a)(b)(c)(d)	12,050	12,050
3.77%, 07/05/07 (a)(b)(c)(d)	6,000	6,000
3.78%, 07/05/07 (a)(b)(c)(d)	4,370	4,370
Electric System Subordinated RB Series 2001-2B
3.75%, 07/02/07 (a)(b)	4,000	4,000
Electric System General RB Series 2001A
3.76%, 07/05/07 (a)(b)(c)(d)	4,365	4,365
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 1999A
3.76%, 07/05/07 (a)(c)(d)	25,405	25,405
Dedicated Tax Fund Bonds Series 2002A
3.78%, 07/05/07 (a)(b)(c)(d)	10,980	10,980
Dedicated Tax Fund Refunding Bonds Series 2005A
3.73%, 07/05/07 (a)(b)(c)	11,395	11,395
RB Series 2003B
3.76%, 07/05/07 (a)(b)(c)(d)	3,500	3,500
RB Series 2005B
3.76%, 07/05/07 (a)(b)(c)(d)	11,380	11,380
3.76%, 07/05/07 (a)(b)(c)(d)	41,735	41,735
3.77%, 07/05/07 (a)(b)(c)(d)	10,595	10,595
3.78%, 07/05/07 (a)(b)(c)(d)	7,500	7,500
3.79%, 07/05/07 (a)(b)(c)(d)	8,200	8,200
RB Series 2005G1
3.92%, 07/02/07 (a)(b)	10,070	10,070
RB Series 2006B
3.77%, 07/05/07 (a)(b)(c)(d)	30,170	30,170
Refunding RB Series 2002A
3.78%, 07/05/07 (a)(b)(c)(d)	28,995	28,995
Transportation Revenue BAN Series CP1
3.65%, 07/09/07 (b)	25,000	25,000
3.65%, 07/10/07 (b)	25,000	25,000
3.72%, 10/09/07 (b)	20,000	20,000

See financial notes 11

Schwab New York Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New Rochelle IDA
RB (West End Phase I Facility) Series 2006
3.83%, 07/05/07 (a)(b)	9,000	9,000
New York City
GO Bonds Fiscal 1994 Series H4
3.75%, 07/02/07 (a)(b)	10,785	10,785
GO Bonds Fiscal 1995 Series B4
3.81%, 07/02/07 (a)(b)(c)	1,700	1,700
GO Bonds Fiscal 2000 Series A
3.76%, 07/05/07 (a)(b)(c)(d)	9,995	9,995
GO Bonds Fiscal 2001 Series A
3.78%, 07/05/07 (a)(b)(c)(d)	10,185	10,185
GO Bonds Fiscal 2001 Series B
3.78%, 07/05/07 (a)(b)(c)(d)	3,460	3,460
GO Bonds Fiscal 2002 Series A
3.79%, 07/05/07 (a)(b)(c)(d)	9,750	9,750
GO Bonds Fiscal 2002 Series G
3.76%, 07/05/07 (a)(b)(c)(d)	16,400	16,400
GO Bonds Fiscal 2003 Series C2
3.72%, 07/04/07 (a)(b)	5,030	5,030
GO Bonds Fiscal 2004 Series F
3.80%, 07/05/07 (a)(b)(c)(d)	75,000	75,000
GO Bonds Fiscal 2004 Series H1
3.87%, 07/02/07 (a)(b)	19,000	19,000
GO Bonds Fiscal 2004 Series H7
3.75%, 07/02/07 (a)(b)	5,000	5,000
GO Bonds Fiscal 2004 Series J
3.76%, 07/05/07 (a)(b)(c)(d)	9,160	9,160
GO Bonds Fiscal 2005 Series E
3.78%, 07/05/07 (a)(b)(c)(d)	20,945	20,945
GO Bonds Fiscal 2005 Series N
3.78%, 07/05/07 (a)(b)(c)(d)	20,145	20,145
GO Bonds Fiscal 2006 Series E2
3.85%, 07/02/07 (a)(b)	14,615	14,615
GO Bonds Fiscal 2006 Series G
3.76%, 07/05/07 (a)(b)(c)(d)	11,325	11,325
3.77%, 07/05/07 (a)(b)(c)(d)	3,640	3,640
GO Bonds Fiscal 2006 Series I1
3.77%, 07/05/07 (a)(b)(c)(d)	6,165	6,165
3.77%, 07/05/07 (a)(b)(c)(d)	20,920	20,920
GO Bonds Fiscal 2006 Series I3
3.81%, 07/02/07 (a)(b)	13,700	13,700
GO Bonds Fiscal 2006 Series I5
3.88%, 07/02/07 (a)(b)	10,230	10,230
GO Bonds Fiscal 2006 Series I6
3.88%, 07/02/07 (a)(b)	3,620	3,620
GO Bonds Fiscal 2006 Series I7
3.74%, 07/04/07 (a)(b)	21,000	21,000
GO Bonds Fiscal 2006 Series I8
3.88%, 07/02/07 (a)(b)	5,400	5,400
New York City Health & Hospitals Corp
Health System Bonds Series 1999A
3.77%, 07/05/07 (a)(b)(c)(d)	5,120	5,120
New York City Housing Development Corp
M/F Mortgage RB (First Avenue) Series 2002A
3.71%, 07/04/07 (a)(b)	16,445	16,445
M/F Rental Housing RB (100 Jane St.) Series 1998A
3.71%, 07/04/07 (a)(b)	6,525	6,525
M/F Rental Housing RB (Atlantic Court Apts) Series 2005A
3.71%, 07/04/07 (a)(b)	10,600	10,600
M/F Rental Housing RB (Sierra) Series 2003A
3.71%, 07/04/07 (a)(b)	18,585	18,585
M/F Rental Housing RB (The Nicole) Series 2005A
3.73%, 07/04/07 (a)(b)	10,200	10,200
M/F Rental Housing RB (Tribeca Tower) Series 1997A
3.74%, 07/04/07 (a)(b)	15,500	15,500
M/F Rental Housing RB (West End Towers) Series 2004A
3.72%, 07/04/07 (a)(b)	35,000	35,000
New York City IDA
Civic Facility RB (Wartburg Lutheran Home for the Aging) Series 2006A
3.75%, 07/05/07 (a)(b)	8,090	8,090
Empowerment Zone RB (Tiago Holdings) Series 2007
3.77%, 07/05/07 (a)(b)	20,000	20,000
Liberty Bonds (7 World Trade Center) Series A
3.78%, 07/05/07 (a)(b)(c)(d)	3,835	3,835
Pilot RB (Yankee Stadium) Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	16,000	16,000
Refunding IDRB (Allway Tools) Series 1997
3.83%, 07/05/07 (a)(b)	1,305	1,305
Special Facility RB (Terminal One Group Association) Series 2005
3.83%, 07/05/07 (a)(b)(c)(d)	7,235	7,235
New York City Municipal Water Finance Auth
CP Notes Series One
3.74%, 09/07/07 (c)	48,000	48,000
Second General Resolution RB Fiscal 2007 Series CC1
3.85%, 07/02/07 (a)(c)	10,250	10,250
Water and Sewer System RB Series 1993C
3.81%, 07/02/07 (a)(b)(c)	3,300	3,300
Water and Sewer System RB Series 1994G
3.75%, 07/02/07 (a)(b)(c)	1,840	1,840
Water and Sewer System RB Series 1995A
3.87%, 07/02/07 (a)(b)(c)	3,100	3,100
Water and Sewer System RB Series 2001 F1
3.81%, 07/02/07 (a)(c)	7,500	7,500
Water and Sewer System RB Series 2001D
3.78%, 07/05/07 (a)(c)(d)	4,995	4,995
Water and Sewer System RB Series 2002 & 2003A
3.76%, 07/05/07 (a)(c)(d)	8,500	8,500
Water and Sewer System RB Series 2002G
3.76%, 07/05/07 (a)(b)(c)(d)	5,000	5,000

12 See financial notes

Schwab New York Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Water and Sewer System RB Series 2005C
3.77%, 07/05/07 (a)(b)(c)(d)	5,200	5,200
Water and Sewer System RB Series 2005D
3.75%, 07/04/07 (a)(c)(d)	15,000	15,000
3.75%, 07/04/07 (a)(c)(d)	8,115	8,115
3.78%, 07/05/07 (a)(c)(d)	15,400	15,400
3.78%, 07/05/07 (a)(c)(d)	7,500	7,500
Water and Sewer System RB Series 2006A
3.75%, 07/05/07 (a)(b)(c)(d)	25,455	25,455
3.77%, 07/05/07 (a)(b)(c)(d)	7,000	7,000
3.78%, 07/05/07 (a)(c)(d)	4,500	4,500
3.78%, 07/05/07 (a)(c)(d)	9,000	9,000
Water and Sewer System RB Series 2006D
3.77%, 07/05/07 (a)(c)(d)	6,300	6,300
3.77%, 07/05/07 (a)(c)(d)	12,460	12,460
Water and Sewer System RB Series 2007A
3.77%, 07/05/07 (a)(c)(d)	15,000	15,000
Water and Sewer System Refunding RB Series 2005D
3.77%, 07/05/07 (a)(c)(d)	19,445	19,445
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2
3.77%, 07/05/07 (a)(b)(c)(d)	27,990	27,990
Future Tax Secured Bonds Fiscal 1999 Series A
3.78%, 07/05/07 (a)(c)(d)	4,970	4,970
Future Tax Secured Bonds Fiscal 2000 Series A
3.79%, 07/05/07 (a)(b)(c)(d)	15,720	15,720
Future Tax Secured Bonds Fiscal 2000 Series C
3.77%, 07/05/07 (a)(c)(d)	14,545	14,545
Future Tax Secured Bonds Fiscal 2001 Series B
3.87%, 07/02/07 (a)(c)	14,650	14,650
Future Tax Secured Refunding Bonds Fiscal 2005 Series A
3.77%, 07/05/07 (a)(c)(d)	26,020	26,020
Future Tax Secured Subordinate Bonds Fiscal 2007C1
3.77%, 07/05/07 (a)(c)(d)	9,500	9,500
Recovery Bonds Fiscal 2003 Series 2A
3.87%, 07/02/07 (a)(c)	13,210	13,210
Recovery Bonds Fiscal 2003 Series 2F
3.84%, 07/02/07 (a)(c)	3,400	3,400
Recovery Bonds Fiscal 2003 Series 3B
3.87%, 07/02/07 (a)(c)	9,000	9,000
Subordinate Future Tax Secured Bonds Fiscal 2007 Series B
3.77%, 07/05/07 (a)(c)(d)	5,600	5,600
New York Convention Center Development Corp
RB Series 2005
3.77%, 07/05/07 (a)(b)(c)(d)	7,200	7,200
New York Liberty Development Corp
RB (Goldman Sachs HQ) Series 2005
3.78%, 07/05/07 (a)(c)(d)	27,305	27,305
3.79%, 07/05/07 (a)(c)(d)	16,135	16,135
New York State Dormitory Auth
Consolidated Fifth General Resolution RB (City University System) Series 2003A
3.76%, 07/05/07 (a)(b)(c)(d)	7,295	7,295
Insured RB (Mt Sinai School of Medicine) Series 1994A
3.77%, 07/05/07 (a)(b)(c)(d)	2,900	2,900
Lease RB (SUNY Dorm Facilities) Series 2005A
3.78%, 07/05/07 (a)(b)(c)(d)	5,675	5,675
Personal Income Tax RB Series 2006C
3.77%, 07/05/07 (a)(c)(d)	14,000	14,000
3.78%, 07/05/07 (a)(c)(d)	33,175	33,175
3.78%, 07/05/07 (a)(c)(d)	13,862	13,862
Personal Income Tax RB Series 2006D
3.77%, 07/05/07 (a)(c)(d)	6,135	6,135
Personal Income Tax Refunding RB Series 2005B
3.76%, 07/05/07 (a)(b)(c)(d)	13,615	13,615
RB (Columbia University) Series 2006A
3.72%, 07/04/07 (a)(c)(d)	5,970	5,970
RB (Memorial Sloan-Kettering Cancer Center) Series 2006-2
3.78%, 07/05/07 (a)(c)(d)	27,160	27,160
RB (New York Foundling Charitable Corp) Series 1997
3.72%, 07/04/07 (a)(b)	9,175	9,175
RB (SUNY) Series 2000B
3.76%, 07/05/07 (a)(b)(c)(d)	37,030	37,030
3.79%, 07/05/07 (a)(b)(c)(d)	12,375	12,375
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A-3
3.73%, 07/04/07 (a)(b)	3,000	3,000
Gas Facilities RB (Brooklyn Union Gas) Series 1996
3.78%, 07/05/07 (a)(b)(c)(d)	15,695	15,695
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2002B
3.78%, 07/05/07 (a)(c)(d)	24,225	24,225
State Clean Water & Drinking Water Revolving Funds RB Series 2006C
3.78%, 07/05/07 (a)(c)(d)	10,385	10,385
State Clean Water & Drinking Water Revolving Funds RB Series 2007A
3.78%, 07/05/07 (a)(c)(d)	7,500	7,500
State Clean Water & Drinking Water Revolving Funds RB Series 2007B
3.77%, 07/05/07 (a)(c)(d)	60,000	60,000

See financial notes 13

Schwab New York Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

State Clean Water & Drinking Water Revolving Funds Subordinated SRF RB Series 2007B
3.78%, 07/05/07 (a)(c)(d)	9,865	9,865
New York State HFA
Housing RB (Avalon Bowery Place I) Series 2006A
3.75%, 07/04/07 (a)(b)	17,000	17,000
Housing RB (Chelsea Arms) Series 1998A
3.78%, 07/04/07 (a)(b)	5,000	5,000
Housing RB (Clinton Green North) Series 2005A
3.80%, 07/04/07 (a)(b)	2,000	2,000
Housing RB (Normandie Court II) Series 1999A
3.71%, 07/04/07 (a)(b)	14,000	14,000
Housing RB (Tribeca Landing) Series 1997A
3.78%, 07/04/07 (a)(b)	18,400	18,400
Housing RB (Worth St) Series 2001A
3.78%, 07/04/07 (a)(b)	2,600	2,600
RB (150 E 44th St) Series 2000A
3.76%, 07/04/07 (a)(b)	13,000	13,000
RB (250 W 93rd St) Series 2005A
3.76%, 07/04/07 (a)(b)	7,300	7,300
RB (345 E 94th St) Series 1998A
3.75%, 07/04/07 (a)(b)	5,100	5,100
RB (345 E 94th St) Series 1999A
3.75%, 07/04/07 (a)(b)	8,900	8,900
RB (E 84th St) Series 1995A
3.74%, 07/04/07 (a)(b)	18,500	18,500
RB (Sea Park East) Series 2004A
3.75%, 07/04/07 (a)(b)	17,500	17,500
RB (Tribeca Park) Series 1997A
3.74%, 07/04/07 (a)(b)	10,500	10,500
RB (Union Square South) Series 1996A
3.74%, 07/04/07 (a)(b)	14,400	14,400
RB (W 20th St) Series 2001A
3.76%, 07/04/07 (a)(b)	32,000	32,000
RB (W 33rd St) Series 2003A
3.71%, 07/04/07 (a)(b)	8,200	8,200
New York State Local Assistance Corp
Refunding RB Series 1993C
3.79%, 07/05/07 (a)(b)(c)(d)	9,900	9,900
New York State Mortgage Agency
Homeowner Mortgage RB Series 129
3.75%, 07/04/07 (a)(c)	1,000	1,000
Homeowner Mortgage RB Series 65
3.78%, 07/05/07 (a)(c)(d)	3,780	3,780
Homeowner Mortgage RB Series 79
3.81%, 07/05/07 (a)(c)(d)	14,995	14,995
Homeowner Mortgage RB Series 87
3.77%, 07/05/07 (a)(c)(d)	4,820	4,820
S/F Mortgage RB Series 92
3.81%, 07/05/07 (a)(c)(d)	1,435	1,435
New York State Power Auth
CP Series 1
3.74%, 09/10/07 (c)	11,100	11,100
3.80%, 08/03/07	4,207	4,207
3.83%, 07/10/07	15,931	15,931
CP Series 2
3.78%, 07/10/07 (c)	10,800	10,800
Tender Notes Series 1985
3.65%, 09/01/07 (a)(c)	12,000	12,000
New York State Thruway Auth
General RB Series 2005F
3.73%, 07/05/07 (a)(b)(c)(d)	6,915	6,915
General RB Series F
3.77%, 07/05/07 (a)(b)(c)(d)	10,505	10,505
3.77%, 07/05/07 (a)(b)(c)(d)	7,300	7,300
General RB Series G
3.77%, 07/05/07 (a)(b)(c)(d)	4,995	4,995
General Refunding RB Series E
3.78%, 07/05/07 (a)(c)(d)	5,745	5,745
Highway & Bridge Trust Fund Bonds
3.80%, 07/05/07 (a)(b)(c)(d)	3,850	3,850
Highway & Bridges Trust Fund Bonds 2006A
3.77%, 07/05/07 (a)(b)(c)(d)	2,000	2,000
Second General Highway & Bridge Trust Fund Bonds
3.81%, 07/05/07 (a)(b)(c)(d)	5,345	5,345
Second General Highway & Bridge Trust Fund Bonds Series 2007B
3.78%, 07/05/07 (a)(c)(d)	4,615	4,615
Second General Highway and Bridge Trust Fund Bonds
3.81%, 07/05/07 (a)(c)(d)	8,340	8,340
State Personal Income Tax RB Series 2006A
3.78%, 07/05/07 (a)(c)(d)	5,055	5,055
New York State Tobacco Settlement Financing Corp.
Asset-Backed RB (State Contingency Contract) Series 2003A1C
3.77%, 07/05/07 (a)(b)(c)(d)	15,900	15,900
Ontario Cnty IDA
Civic Facility RB (CHF-Finger Lakes LLC) Series 2006A
3.71%, 07/05/07 (a)(b)	6,000	6,000
Port Auth of New York & New Jersey
Consolidated Bonds 127th Series
3.78%, 07/05/07 (a)(b)(c)(d)	3,000	3,000
Consolidated Bonds 135th Series
3.78%, 07/05/07 (a)(c)(d)	17,000	17,000
Consolidated Bonds 138th Series
3.78%, 07/05/07 (a)(b)(c)(d)	1,000	1,000
Consolidated Bonds 140th Series
3.75%, 07/05/07 (a)(b)(c)(d)	2,535	2,535
Consolidated Bonds 144th Series
3.77%, 07/05/07 (a)(c)(d)	9,400	9,400
3.78%, 07/05/07 (a)(c)(d)	4,000	4,000
Consolidated Bonds 146th Series
3.78%, 07/05/07 (a)(b)(c)(d)	14,975	14,975
3.78%, 07/05/07 (a)(b)(c)(d)	19,275	19,275

14 See financial notes

Schwab New York Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Consolidated Bonds 147th Series
3.80%, 07/05/07 (a)(b)(c)(d)	18,000	18,000
Consolidated Bonds 85th Series
3.77%, 07/05/07 (a)(c)(d)	5,795	5,795
CP Series A
3.75%, 08/03/07 (c)	2,505	2,505
CP Series B
3.76%, 08/10/07 (c)	21,320	21,320
3.78%, 07/13/07 (c)	10,000	10,000
Special Project Bonds (JFK International Air Terminal) Series 6
3.81%, 07/05/07 (a)(b)(c)(d)	1,100	1,100
3.84%, 07/04/07 (a)(b)(c)(d)	1,460	1,460
Rochester
GO BAN Series 2006II
3.68%, 10/19/07	22,180	22,197
Sales Tax Asset Receivable Corp
RB Fiscal 2005 Series A
3.77%, 07/05/07 (a)(b)(c)(d)	34,400	34,400
3.77%, 07/05/07 (a)(b)(c)(d)	6,400	6,400
3.78%, 07/05/07 (a)(b)(c)(d)	5,590	5,590
Schenectady IDA
IDRB (Fortitech Holding Corp) Series 1995A
3.83%, 07/05/07 (a)(b)	535	535
St Lawrence Cnty IDA
Civic Facility Refunding RB (Claxton-Hepburn Medical Center) Series 2006
3.75%, 07/05/07 (a)(b)	3,935	3,935
Suffolk Cnty Water Auth
Water System RB Series 1992C
3.72%, 07/04/07 (a)(b)(c)(d)	6,660	6,660
Sullivan Cnty
BAN Series 2006
3.85%, 07/19/07	8,000	8,002
Syracuse IDA
PILOT RB (Carousel Center) Series 2007A
3.82%, 07/05/07 (a)(b)(c)(d)	50,500	50,500
Triborough Bridge & Tunnel Auth
General RB (MTA Bridges and Tunnels) Series 2006A
3.78%, 07/05/07 (a)(c)(d)	5,104	5,104
General RB (MTA Bridges and Tunnels) Series 2007A
3.77%, 07/05/07 (a)(c)(d)	9,000	9,000
General RB Series 2001A
3.76%, 07/05/07 (a)(b)(c)(d)	15,000	15,000
General Refunding RB Series 2002B
3.78%, 07/05/07 (a)(c)(d)	14,000	14,000
3.79%, 07/04/07 (a)(b)(c)(d)	8,920	8,920
General Refunding RB Series 2005B3
3.72%, 07/05/07 (a)(c)	6,980	6,980
Subordinate Refunding RB (MTA Bridges and Tunnels) Series 2000AB
3.72%, 07/04/07 (a)(b)(c)	8,000	8,000
TSASC
Tobacco Settlement Asset-Backed Bonds Series 2006-1
3.79%, 07/05/07 (a)(b)(c)(d)	5,600	5,600

		2,394,077

Puerto Rico 1.9%

Puerto Rico
Public Improvement GO Refunding Bonds Series 2006A
3.76%, 07/05/07 (a)(b)(c)(d)	15,125	15,125
Puerto Rico Highway & Transportation Auth
Subordinated RB Series 2003
3.73%, 07/05/07 (a)(b)(c)(d)	1,000	1,000
Transportation RB Series L
3.74%, 07/05/07 (a)(b)(c)(d)	13,590	13,590
Transportation Refunding RB Series 2005L
3.74%, 07/05/07 (a)(b)(c)(d)	1,000	1,000
3.74%, 07/05/07 (a)(b)(c)(d)	8,275	8,275
Transportation Refunding RB Series L
3.74%, 07/05/07 (a)(b)(c)(d)	3,700	3,700
Puerto Rico Housing Finance Corp.
Homeownership Mortgage RB Series 2000A
3.77%, 07/05/07 (a)(b)(c)(d)	880	880
Puerto Rico Public Buildings Auth
Government Facilities RB Series B
3.75%, 07/05/07 (a)(b)(c)(d)	3,095	3,095
Refunding RB Series L
3.76%, 07/05/07 (a)(b)(c)(d)	500	500

		47,165

Total Municipal Securities (Cost $2,441,242)		2,441,242

End of Investments.

At 06/30/07, the tax basis cost of the fund’s investments was $2,441,242.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,558,361 or 63.3% of net assets.
BAN — Bond anticipation note
GO — General obligation
HFA — Housing finance agency
IDA — Industrial development authority
IDRB — Industrial development revenue bond
RB — Revenue bond
TAN — Tax antipication note
TECP — Tax-exempt commercial paper

See financial notes 15

Schwab New York Municipal Money Fund

Statement of
Assets and Liabilities
As of June 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$2,441,242
Cash		806
Receivables:
Investments sold		2,029
Interest		15,065
Fund shares sold		10,094
Prepaid expenses	+	14

Total assets		2,469,250

Liabilities
Payables:
Investment adviser and administrator fees		55
Transfer agent and shareholder services fees		51
Distributions to shareholders		3,256
Fund shares redeemed		2,244

Total liabilities		5,606

Net Assets
Total assets		2,469,250
Total liabilities	−	5,606

Net assets		$2,463,644
Net Assets by Source
Capital received from investors		2,463,537
Net investment income not yet distributed		22
Net realized capital gains		85

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$1,257,154		1,257,062		$1.00
Value Advantage Shares	$1,206,490		1,206,298		$1.00

16 See financial notes

Schwab New York Municipal Money Fund

Statement of
Operations
For January 1, 2007 to June 30, 2007; unaudited. All numbers x1,000.

Investment Income
Interest		$44,688

Net Realized Gains and Losses
Net realized gains on investments		85

Expenses
Investment adviser and administrator fees		4,029
Transfer agent and shareholder service fees:
Sweep Shares		2,225
Value Advantage Shares		1,269
Registration fees		110
Portfolio accounting fees		50
Custodian fees		30
Shareholder reports		29
Professional fees		18
Trustees’ fees		16
Other expenses	+	3

Total expenses		7,779
Expense reduction by adviser and Schwab	−	1,060
Custody credits	−	8

Net expenses		6,711

Increase in Net Assets from Operations
Total investment income		44,688
Net expenses	−	6,711

Net investment income		37,977
Net realized gains	+	85

Increase in net assets from operations		$38,062

See financial notes 17

Schwab New York Municipal Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		1/1/07-6/30/07	1/1/06-12/31/06
Net investment income		$37,977	$59,005
Net realized gains	+	85	720

Increase in net assets from operations		38,062	59,725

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		19,297	31,040
Value Advantage Shares	+	18,658	28,047

Total distributions from net investment income		37,955	59,087

Transactions in Fund Shares*
Shares Sold
Sweep Shares		3,423,378	5,795,838
Value Advantage Shares	+	884,911	1,507,421

Total shares sold		4,308,289	7,303,259

Shares Reinvested
Sweep Shares		17,241	30,536
Value Advantage Shares	+	15,784	25,992

Total shares reinvested		33,025	56,528

Shares Redeemed
Sweep Shares		(3,400,575)	(5,640,231)
Value Advantage Shares	+	(797,264)	(1,264,944)

Total shares redeemed		(4,197,839)	(6,905,175)

Net transactions in fund shares		143,475	454,612

Net Assets
Beginning of period		2,320,062	1,864,812
Total increase	+	143,582	455,250

End of period		$2,463,644	$2,320,062

Net investment income not yet distributed		$22	$−

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

18 See financial notes

Schwab New Jersey Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-		1/1/06-	1/1/05-	1/1/04-	1/1/03-	1/1/02-
	6/30/07*		12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.02		0.03	0.02	0.01	0.00 [1]	0.01

Less distributions:
Distributions from net investment income	(0.02)		(0.03)	(0.02)	(0.01)	(0.00)[1]	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	1.51	[2]	2.82	1.80	0.57	0.43	0.84

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	[3]	0.65	0.65	0.65	0.65	0.66 [4]
Gross operating expenses	0.76	[3]	0.88	0.86	0.86	0.86	0.89
Net investment income	3.02	[3]	2.78	1.78	0.57	0.43	0.83
Net assets, end of period ($ x 1,000,000)	607		513	472	448	463	425

*	Unaudited.

[1]	Per-share amount was less than $0.01.
[2]	Not annualized.
[3]	Annualized.
[4]	The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (taxes) had not been included.

See financial notes 19

Schwab New Jersey Municipal Money Fund

Portfolio Holdings as of June 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.0%	Municipal Securities	600,790	600,790

99.0%	Total Investments	600,790	600,790
1.0%	Other Assets and Liabilities		5,818

100.0%	Net Assets		606,608

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 99.0% of net assets

New Jersey 89.4%

Bergen Cnty Improvement Auth
Sr Special Purpose Limited Obligation RB (Encap Golf Holdings) Series 2005B
3.72%, 07/05/07 (a)(b)	4,830	4,830
Burlington Cnty
BAN Series 2006D
3.68%, 09/13/07	10,000	10,010
BAN Series 2007B
3.60%, 11/15/07	10,000	10,005
Cherry Hill
General & Sewer BAN Series 2006
3.57%, 10/23/07	8,000	8,010
Delaware River Port Auth
RB Series 1999
3.77%, 07/05/07 (a)(b)(c)(d)	2,000	2,000
Essex Cnty Improvement Auth
GO Guaranteed Lease RB (Cnty Correctional Facility) Series 2000
3.77%, 07/05/07 (a)(b)(c)(d)	3,000	3,000
New Jersey Economic Development Auth
Exempt Facility RB (Chambers Co-Generation)
3.95%, 07/13/07 (b)	12,100	12,100
Exempt Facility RB (Keystone)
3.81%, 08/10/07 (b)	5,000	5,000
3.77%, 08/22/07 (b)	7,000	7,000
First Mortgage Refunding RB (Winchester Gardens at Homestead) Series 2004B
3.68%, 07/05/07 (a)(b)	1,105	1,105
Motor Vehicle Surcharge RB Series 2004A
3.76%, 07/05/07 (a)(b)(c)(d)	2,580	2,580
3.77%, 07/05/07 (a)(b)(c)(d)	3,880	3,880
RB (Baptist Home Society of NJ) Series 2003
3.85%, 07/05/07 (a)(b)	3,520	3,520
RB (G&W Laboratories) Series 2003
3.84%, 07/05/07 (a)(b)	4,595	4,595
RB (Hamilton Industrial Development) Series 1998
3.84%, 07/04/07 (a)(b)	5,070	5,070
RB (Meridian Assisted Living at Shrewsbury) Series 2004
3.72%, 07/05/07 (a)(b)	5,250	5,250
RB (Omni Baking Co) Series 2001
3.73%, 07/05/07 (a)(b)	2,400	2,400
RB (Princeton Day School) Series 2005
3.74%, 07/04/07 (a)(b)	5,000	5,000
RB (Research & Manufacturing Corp) Series 2006
3.84%, 07/05/07 (a)(b)	3,685	3,685
RB (Stone Brothers Secaucus) Series 2001
3.78%, 07/06/07 (a)(b)	1,625	1,625
Refunding RB (Crane’s Mill) Series 2005B
3.75%, 07/05/07 (a)(b)	11,560	11,560
Refunding RB (Gloucester Marine Terminal) Series 2006B
3.83%, 07/05/07 (a)(b)(c)(d)	3,100	3,100
Refunding RB (Station Plaza Park & Ride) Series 2003
3.84%, 07/05/07 (a)(b)	2,295	2,295
School Facilities Construction Bonds Series 2006R1
3.88%, 07/02/07 (a)(b)	35,000	35,000
School Facilities Construction Refunding Bonds Series 2005N
3.77%, 07/05/07 (a)(b)(c)(d)	3,030	3,030
School Facilities Construction Refunding Bonds, 2005 Sub-Series N-1
3.78%, 07/05/07 (a)(b)(c)(d)	10,185	10,185
Thermal Energy Facilities RB (Marina Energy LLC) Series 2006A
3.72%, 07/05/07 (a)(b)	2,000	2,000
Thermal Energy Facilities RB (Thermal Energy) Series 1997
3.82%, 07/04/07 (a)(b)	5,000	5,000
New Jersey Educational Facilities Auth
RB (Princeton Univ) Series 2002B
3.84%, 07/02/07 (a)	12,000	12,000

20 See financial notes

Schwab New Jersey Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Princeton Univ) Series 2007F
3.77%, 07/05/07 (a)(c)(d)	6,435	6,435
Refunding RB (Montclair State Univ) Series 2006J
3.77%, 07/05/07 (a)(b)(c)(d)	5,580	5,580
3.78%, 07/05/07 (a)(b)(c)(d)	4,030	4,030
Refunding RB (Ramapo College) Series 2006I
3.77%, 07/05/07 (a)(b)(c)(d)	1,680	1,680
New Jersey Environmental Infrastructure Trust
RB (Encap Golf Holdings LLC) Series 2005
3.72%, 07/05/07 (a)(b)	14,700	14,700
New Jersey Health Care Facilities Financing Auth
RB (Jersey Shore Medical Center Obligated Group ) Series 1994
3.76%, 07/05/07 (a)(b)(c)(d)	4,500	4,500
RB (JFK Health Systems Obligated Group) Series 1993
3.77%, 07/05/07 (a)(b)(c)(d)	7,695	7,694
RB (Somerset Medical Center) Series A
3.77%, 07/05/07 (a)(b)(c)(d)	10,643	10,643
RB Composite Program Series 2004A3
3.69%, 07/05/07 (a)(b)	1,000	1,000
Refunding RB (St Barnabas Health Care System) Series 1998B
3.77%, 07/05/07 (a)(b)(c)(d)	3,500	3,500
New Jersey Tobacco Settlement Financing Corp.
Tobacco Settlement Asset-Backed Bonds Series 2002
3.75%, 07/05/07 (a)(c)(d)	15,980	15,980
Tobacco Settlement Asset-Backed Bonds Series 2007
3.78%, 07/05/07 (a)(b)(c)(d)	13,500	13,500
New Jersey Transit Corp.
COP Series 2003A
3.77%, 07/05/07 (a)(b)(c)(d)	8,265	8,265
Subordinated COP Series 2005A
3.77%, 07/05/07 (a)(b)(c)(d)	3,900	3,900
New Jersey Transportation Trust Fund Auth
Transportation System RB Series 2004B
3.71%, 07/05/07 (a)(b)(c)(d)	5,455	5,455
Transportation System RB Series 2005D
3.77%, 07/05/07 (a)(b)(c)(d)	35,255	35,255
Transportation System RB Series 2006A
3.77%, 07/05/07 (a)(b)(c)(d)	10,000	10,000
3.77%, 07/05/07 (a)(b)(c)(d)	10,000	10,000
Transportation System RB Series 2006C
3.79%, 07/05/07 (a)(b)(c)(d)	2,580	2,580
New Jersey Turnpike Auth
RB Series 2000A
3.75%, 07/05/07 (a)(b)(c)(d)	11,200	11,200
3.77%, 07/05/07 (a)(b)(c)(d)	8,665	8,665
3.78%, 07/05/07 (a)(b)(c)(d)	10,000	10,000
RB Series 2004C2
3.76%, 07/05/07 (a)(b)(c)(d)	9,960	9,960
3.77%, 07/05/07 (a)(b)(c)(d)	9,970	9,970
Refunding RB Series 2004A
3.77%, 07/05/07 (a)(b)(c)(d)	11,495	11,495
Newark Housing Auth
Port Authority-Port Newark Marine Terminal Additional Rent-Backed Refunding Bonds (Newark Redevelopment) Series 2007
3.77%, 07/05/07 (a)(b)(c)(d)	11,500	11,500
North Bergen Township
BAN
3.66%, 05/15/08	7,000	7,035
Port Authority of New York & New Jersey
Consolidated Bonds 127th Series
3.78%, 07/05/07 (a)(b)(c)(d)	8,480	8,480
Consolidated Bonds 135th Series
3.78%, 07/05/07 (a)(c)(d)	2,900	2,900
Consolidated Bonds 138th Series
3.78%, 07/05/07 (a)(b)(c)(d)	4,000	4,000
Consolidated Bonds 139th Series
3.78%, 07/05/07 (a)(b)(c)(d)	9,990	9,990
Consolidated Bonds 140th Series
3.75%, 07/05/07 (a)(b)(c)(d)	19,725	19,725
3.77%, 07/05/07 (a)(b)(c)(d)	2,940	2,940
Consolidated Bonds 143rd Series
3.79%, 07/05/07 (a)(c)(d)	4,400	4,400
Consolidated Bonds 144th Series
3.78%, 07/05/07 (a)(c)(d)	6,000	6,000
CP Series B
3.80%, 07/13/07 (c)	12,140	12,140
3.76%, 08/10/07 (c)	19,565	19,565
Special Project Bonds (JFK International Air Terminal) Series 6
3.84%, 07/04/07 (a)(b)(c)(d)	800	800
3.81%, 07/05/07 (a)(b)(c)(d)	4,895	4,895
Trenton
BAN
3.67%, 07/12/07	10,000	10,001
Woodbridge
BAN
3.79%, 07/06/07	500	500
3.80%, 07/06/07	7,000	7,001

		542,694

Puerto Rico 9.6%

Puerto Rico
Public Improvement Bonds Series 2000
3.74%, 07/05/07 (a)(b)(c)(d)	530	530
Public Improvement GO Refunding Bonds Series 2006A
3.76%, 07/05/07 (a)(b)(c)(d)	3,945	3,945
TRAN Series 2007
3.50%, 07/30/07 (b)	1,000	1,001
Puerto Rico Electric Power Auth
RB Series NN
3.74%, 07/05/07 (a)(b)(c)(d)	4,500	4,500
Refunding RB Series UU
3.76%, 07/05/07 (a)(b)(c)(d)	4,000	4,000

See financial notes 21

Schwab New Jersey Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Puerto Rico Highway & Transportation Auth
Subordinated RB Series 2003
3.73%, 07/05/07 (a)(b)(c)(d)	2,800	2,800
Transportation Refunding RB Series 2005L
3.74%, 07/05/07 (a)(b)(c)(d)	18,970	18,970
3.74%, 07/05/07 (a)(b)(c)(d)	1,450	1,450
3.74%, 07/05/07 (a)(b)(c)(d)	5,000	5,000
Puerto Rico Housing Finance Corp.
Homeownership Mortgage RB Series 1998A
3.77%, 07/05/07 (a)(b)(c)(d)	7,900	7,900
Homeownership Mortgage RB Series 2000A
3.77%, 07/05/07 (a)(b)(c)(d)	2,000	2,000
Puerto Rico Public Buildings Auth
Government Facilities RB Series B
3.75%, 07/05/07 (a)(b)(c)(d)	6,000	6,000

		58,096

Total Municipal Securities (Cost $600,790)		600,790

End of Investments.

At 06/30/07, the tax basis cost of the fund’s investments was $600,790.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $370,787 or 61.1% of net assets.
BAN — Bond anticipation note
COP — Certificate of participation
GO — General obligation
RB — Revenue bond
TRAN — Tax and revenue anticipation note

22 See financial notes

Schwab New Jersey Municipal Money Fund

Statement of
Assets and Liabilities
As of June 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$600,790
Cash		763
Receivables:
Investments sold		95
Interest		5,734
Prepaid expenses	+	19

Total assets		607,401

Liabilities
Payables:
Investment adviser and administrator fees		12
Transfer agent and shareholder services fees		17
Distributions to shareholders	+	764

Total liabilities		793

Net Assets
Total assets		607,401
Total liabilities	−	793

Net assets		$606,608
Net Assets by Source
Capital received from investors		606,569
Net investment income not yet distributed		4
Net realized capital gains		35

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$606,608		606,183		$1.00

See financial notes 23

Schwab New Jersey Municipal Money Fund

Statement of
Operations
For January 1, 2007 through June 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Interest		$10,303

Net Realized Gains and Losses
Net realized gains on investments		35

Expenses
Investment adviser and administrator fees		982
Transfer agent and shareholder service fees		982
Registration fees		85
Portfolio accounting fees		25
Trustees’ fees		13
Professional fees		11
Shareholder reports		10
Custodian fees		7
Overdraft expense		6
Other expenses	+	2

Total expenses		2,123
Expense reduction by adviser and Schwab	−	295
Custody credits	−	5

Net expenses		1,823

Increase in Net Assets from Operations
Total investment income		10,303
Net expenses	−	1,823

Net investment income		8,480
Net realized gains	+	35

Increase in net assets from operations		$8,515

24 See financial notes

Schwab New Jersey Municipal Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/07-6/30/07	1/1/06-12/31/06
Net investment income		$8,480	$13,567
Net realized gains	+	35	106

Increase in net assets from operations		8,515	13,673

Distributions to Shareholders
Distributions from net investment income		8,476	13,578

Transactions in Fund Shares*
Shares sold		1,141,002	1,861,378
Shares reinvested		7,594	13,386
Shares redeemed	+	(1,054,972)	(1,834,283)

Net transactions in fund shares		93,624	40,481

Net Assets
Beginning of period		512,945	472,369
Total increase	+	93,663	40,576

End of period		$606,608	$512,945

Net investment income not yet distributed		$4	$-

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 25

Schwab Pennsylvania Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-		1/1/06-	1/1/05-	1/1/04-	1/1/03-	1/1/02-
	6/30/07*		12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.02		0.03	0.02	0.01	0.00 [1]	0.01
Less distributions:
Distributions from net investment income	(0.02)		(0.03)	(0.02)	(0.01)	(0.00)[2]	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	1.53	[2]	2.85	1.82	0.62	0.49	0.87

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	[3]	0.65	0.65	0.65	0.65	0.65
Gross operating expenses	0.77	[3]	0.89	0.88	0.86	0.87	0.89
Net investment income	3.06	[3]	2.81	1.82	0.62	0.48	0.87
Net assets, end of period ($ x 1,000,000)	396		412	378	346	328	301

*	Unaudited.

[1]	Per-share amount was less than $0.01.
[2]	Not annualized.
[3]	Annualized.

26 See financial notes

Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings as of June 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.3%	Municipal Securities	393,633	393,633

99.3%	Total Investments	393,633	393,633
0.7%	Other Assets and Liabilities		2,817

100.0%	Net Assets		396,450

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 99.3% of net assets

Pennsylvania 87.6%

Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2005B
3.86%, 07/05/07 (a)(e)	6,875	6,875
RB (UPMC Senior Communities) Series 2003
3.73%, 07/05/07 (a)(b)	1,830	1,830
Central Bucks SD
GO Bonds Series 2000A
3.78%, 07/05/07 (a)(b)(c)	1,950	1,950
Chester Cnty School Auth
School Lease RB Series 2005
3.80%, 07/05/07 (a)(b)(c)(d)	1,745	1,745
Delaware Cnty IDA
Hospital RB (Crozer-Chester Medical Center) Series 2002
3.73%, 07/05/07 (a)(b)	4,700	4,700
RB (YMCA of Philadelphia) Series 1999
3.84%, 07/04/07 (a)(b)	1,555	1,555
Delaware Valley Regional Finance Auth
Local Government RB Series 1986
3.76%, 07/04/07 (a)(b)	5,000	5,000
Local Government RB Series 1998A
3.79%, 07/05/07 (a)(b)(c)(d)	5,355	5,355
Erie SD
GO Bonds Series 2001A
3.78%, 07/05/07 (a)(b)(c)(d)	6,950	6,950
Hanover Public SD
GO Bonds Series 2005
3.74%, 07/05/07 (a)(b)(c)	3,200	3,200
Lehigh Cnty IDA
Pollution Control Refunding RB (PPL Electric Utilities Corp) Series 2005B
3.79%, 07/05/07 (a)(b)(c)(d)	3,290	3,290
Luzerne Cnty IDA
RB (Methodist Homes) Series 2003
3.77%, 07/04/07 (a)(b)	1,915	1,915
Manheim Township SD
GO Bonds Series 2004
3.76%, 07/05/07 (a)(b)(c)	2,840	2,840
Mercer Cnty
GO Bonds Series 2001
3.78%, 07/05/07 (a)(b)(c)(d)	1,275	1,275
Montgomery Cnty IDA
Environmental Facilities RB (Ionza Inc) Series 2000
3.82%, 07/05/07 (a)(b)	7,000	7,000
Pollution Control Refunding RB (Peco Energy Co) Series 1994A
3.75%, 08/13/07 (b)	13,000	13,000
3.73%, 10/10/07 (b)	16,000	16,000
Pollution Control Refunding RB (Peco Energy Co) Series 1999A
3.75%, 07/04/07 (a)(b)	700	700
Northhampton Cnty
RB (Binney and Smith) Series 1997A
3.84%, 07/04/07 (a)(b)	3,250	3,250
Norwin SD
GO Bonds Series 2001A
3.78%, 07/05/07 (a)(b)(c)(d)	14,210	14,210
Pennsylvania
GO Bonds 1st Series of 2003
3.78%, 07/05/07 (a)(b)(c)(d)	3,870	3,870
GO Bonds 2nd Series of 2006
3.79%, 07/05/07 (a)(c)(d)	14,055	14,055
Pennsylvania Convention Center Auth
RB Series 1989A
3.78%, 07/05/07 (a)(b)(c)(d)	2,745	2,745
Pennsylvania Economic Development Finance Auth
Exempt Facilities RB (Amtrak) Series 2001B
3.81%, 07/05/07 (a)(b)	12,000	12,000
Exempt Facilities RB (Shippingport) Series 2005A
3.80%, 07/04/07 (a)(b)	9,000	9,000
Pennsylvania Energy Development Auth
RB (B&W Ebensburg) Series 1986
3.79%, 07/04/07 (a)(b)	3,085	3,085
Pennsylvania HFA
Residental Development Refunding RB Series 2002A
3.80%, 07/04/07 (a)(c)(d)	6,000	6,000

See financial notes 27

Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

S/F Mortgage RB Series 2001-72A
3.83%, 07/05/07 (a)(b)(c)(d)	2,495	2,495
S/F Mortgage RB Series 2002-74B
3.79%, 07/05/07 (a)(c)(d)	7,495	7,495
S/F Mortgage RB Series 2003-97A
3.83%, 07/05/07 (a)(c)(d)	1,930	1,930
S/F Mortgage RB Series 2005-88B
3.79%, 07/04/07 (a)(c)	1,785	1,785
S/F Mortgage RB Series 2006-96A
3.83%, 07/05/07 (a)(c)(d)	9,355	9,355
Pennsylvania Higher Education Assistance Agency
Student Loan RB Series 2000A
3.80%, 07/04/07 (a)(b)(c)	10,625	10,625
Student Loan RB Series 2001A
3.80%, 07/04/07 (a)(b)(c)	5,050	5,050
Pennsylvania Higher Educational Facilities Auth
RB (Foundation for IUP Student Housing) Series 2007A
3.78%, 07/05/07 (a)(b)(c)(d)	4,000	4,000
RB (Temple Univ) Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	5,975	5,975
3.79%, 07/05/07 (a)(b)(c)(d)	4,164	4,163
RB (Univ of Pennsylvania Health Services) Series 2005A
3.78%, 07/05/07 (a)(b)(c)(d)	3,000	3,000
Pennsylvania Public School Building Auth
Lease RB (Philadelphia SD) Series 2003
3.79%, 07/05/07 (a)(b)(c)(d)	1,935	1,935
RB (Parkland SD) Series 1999D
3.78%, 07/05/07 (a)(b)(c)	8,235	8,235
School Lease RB (Philadelphia SD) Series 2003
3.78%, 07/05/07 (a)(b)(c)(d)	7,600	7,600
3.79%, 07/05/07 (a)(b)(c)(d)	4,665	4,665
School Lease RB (Philadelphia SD) Series 2006A
3.77%, 07/05/07 (a)(b)(c)(d)	3,990	3,990
School Lease RB (Philadelphia SD) Series 2006B
3.78%, 07/05/07 (a)(b)(c)(d)	8,010	8,010
School Lease RB (Richland SD) Series 2004
3.76%, 07/05/07 (a)(b)(c)(d)	10,130	10,130
Pennsylvania State Turnpike Commission
RB Series 2002A3
3.78%, 07/04/07 (a)(c)	7,000	7,000
RB Series 2006A
3.78%, 07/05/07 (a)(b)(c)(d)	3,800	3,800
Pennsylvania State Univ
Bonds Series 2007A
3.79%, 07/05/07 (a)(b)(c)(d)	3,000	3,000
Philadelphia
Airport RB Series 2005A
3.81%, 07/05/07 (a)(b)(c)(d)	1,000	1,000
Airport Refunding RB Series 2005C
3.83%, 07/04/07 (a)(b)(c)	2,700	2,700
GO Bonds Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	3,455	3,455
RB 7th Series (1998 General Ordinance)
3.79%, 07/05/07 (a)(b)(c)(d)	8,590	8,590
Water & Sewer RB Series 2001A
3.79%, 07/05/07 (a)(b)(c)(d)	5,250	5,250
Water & Wastewater RB Series 1997B
3.73%, 07/04/07 (a)(b)(c)	120	120
Philadelphia Gas Works
RB Third Series 2001
3.78%, 07/05/07 (a)(b)(c)(d)	1,700	1,700
Philadelphia Hospital & Higher Educational Facilities Auth
Hospital RB (Children’s Hospital of Philadelphia) Series 2007A
3.79%, 07/05/07 (a)(c)(d)	10,725	10,725
Philadelphia IDA
RB (Cultural & Commercial Corridors Program) Series 2006A
3.76%, 07/05/07 (a)(b)(c)(d)	1,630	1,630
RB (Please Touch Museum) Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	5,025	5,025
RB Series 1998A
3.82%, 07/05/07 (a)(b)(c)(d)	5,000	5,000
Philadelphia Redevelopment Auth
RB (Neighborhood Transformation Initiative) Series 2005C
3.79%, 07/05/07 (a)(b)(c)(d)	5,745	5,745
Philadelphia SD
TRAN Series A
4.50%, 06/27/08 (b)(f)	5,000	5,037
Reading SD
GO Bonds Series 2003A
3.78%, 07/05/07 (a)(b)(c)(d)	4,225	4,225
Scranton Redevelopment Auth
Guaranteed Lease RB Series 2004
3.78%, 07/05/07 (a)(b)	7,225	7,225
Temple Univ
University Funding Obligations Series 2007
4.25%, 04/24/08	5,000	5,025
Univ of Pittsburgh
Pitt Asset Notes Series 2006
4.50%, 08/24/07	7,000	7,008

		347,093

Puerto Rico 11.7%

Puerto Rico
Public Improvement GO Refunding Bonds Series 2006A
3.76%, 07/05/07 (a)(b)(c)(d)	4,250	4,250
Puerto Rico Aqueduct & Sewer Auth
BAN Series 2007B
3.79%, 07/05/07 (a)(b)(c)(d)	10,000	10,000
Puerto Rico Electric Power Auth
RB Series TT
3.75%, 07/05/07 (a)(b)(c)(d)	300	300

28 See financial notes

Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Refunding RB Series UU
3.76%, 07/05/07 (a)(b)(c)(d)	14,000	14,000
Puerto Rico Highway & Transportation Auth
Transportation RB Series L
3.74%, 07/05/07 (a)(b)(c)(d)	7,990	7,990
Transportation Refunding RB Series N
3.75%, 07/05/07 (a)(b)(c)(d)	10,000	10,000

		46,540

Total Municipal Securities (Cost $393,633)		393,633

End of Investments.

At 06/30/07, the tax basis cost of the fund’s investments was $393,633.

At 06/30/07, portfolio holdings included illiquid and/or restricted securities as follows:

Issuer
Rate, Acquisition Date	Face Amount	Value
Maturity Date	($ x 1,000)	($ x 1,000)

Allegheny Cnty Hospital Development Auth.
RB (Univ of Pittsburgh Medical Center) Series 2005B
3.86%, 06/15/07, 07/05/07	6,875	6,875

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $239,923 or 60.5% of net assets.
(e)	Illiquid and/or restricted security.
(f)	Delayed-delivery security.
BAN — Bond anticipation note
GO — General obligation
HFA — Housing finance agency
IDA — Industrial development authority
RB — Revenue bond
TRAN — Tax and revenue anticipation note

See financial notes 29

Schwab Pennsylvania Municipal Money Fund

Statement of
Assets and Liabilities
As of June 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$393,633
Cash		331
Receivables:
Investments sold		5,015
Interest		3,028
Prepaid expenses	+	18

Total assets		402,025

Liabilities
Payables:
Investments bought		5,037
Investment adviser and administrator fees		7
Transfer agent and shareholder services fees		11
Distributions to shareholders	+	520

Total liabilities		5,575

Net Assets
Total assets		402,025
Total liabilities	−	5,575

Net assets		$396,450
Net Assets by Source
Capital received from investors		396,369
Net investment income not yet distributed		2
Net realized capital gains		79

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$396,450		396,353		$1.00

30 See financial notes

Schwab Pennsylvania Municipal Money Fund

Statement of
Operations
For January 1, 2007 through June 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Interest		$7,698

Net Realized Gains and Losses
Net realized gains on investments		110

Expenses
Investment adviser and administrator fees		728
Transfer agent and shareholder service fees		728
Registration fees		83
Portfolio accounting fees		24
Trustees’ fees		13
Professional fees		11
Custodian fees		8
Shareholder reports		8
Other expenses	+	2

Total expenses		1,605
Expense reduction by adviser and Schwab	−	255
Custody credits	−	4

Net expenses		1,346

Increase in Net Assets from Operations
Total investment income		7,698
Net expenses	−	1,346

Net investment income		6,352
Net realized gains	+	110

Increase in net assets from operations		$6,462

See financial notes 31

Schwab Pennsylvania Municipal Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/07-06/30/07	1/1/06-12/31/06
Net investment income		$6,352	$11,040
Net realized gains	+	110	26

Increase in net assets from operations		6,462	11,066

Distributions to Shareholders
Distributions from net investment income		6,352	11,040

Transactions in Fund Shares*
Shares sold		983,914	1,703,566
Shares reinvested		5,695	10,861
Shares redeemed	+	(1,005,275)	(1,680,508)

Net transactions in fund shares		(15,666)	33,919

Net Assets
Beginning of period		412,006	378,061
Total increase or decrease	+	(15,556)	33,945

End of period		$396,450	$412,006

Net investment income not yet distributed		$2	$2

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

32 See financial notes

Schwab Massachusetts Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-		1/1/06-	1/1/05-	1/1/04-	5/16/03[1]-
	6/30/07*		12/31/06	12/31/05	12/31/04	12/31/03

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.02		0.03	0.02	0.01	0.00	[2]

Less distributions:
Distributions from net investment income	(0.02)		(0.03)	(0.02)	(0.01)	(0.00)[2]

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	1.52	[3]	2.81	1.78	0.64	0.30	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	[4]	0.65	0.63	0.60	0.51	[4,5]
Gross operating expenses	0.78	[4]	0.90	0.87	0.86	0.86	[4]
Net investment income	3.04	[4]	2.77	1.76	0.63	0.48	[4]
Net assets, end of period ($ x 1,000,000)	402		399	351	386	363

*	Unaudited

[1]	Commencement of operations.
[2]	Per-share amount was less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	In addition to the guaranteed expense limit in place, the investment advisor voluntarily reduced the funds annualized operating expense by an additional 0.09%.

See financial notes 33

Schwab Massachusetts Municipal Money Fund

Portfolio Holdings as of June 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.8%	Municipal Securities	397,059	397,059

98.8%	Total Investments	397,059	397,059
1.2%	Other Assets and Liabilities		4,776

100.0%	Net Assets		401,835

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 98.8% of net assets

Massachusetts 95.8%

Cohasset
BAN
3.68%, 08/10/07	8,200	8,207
Concord
Unlimited Tax School BAN
3.54%, 09/27/07	4,000	4,004
Franklin
BAN
3.55%, 03/27/08	3,000	3,010
Haverhill
BAN
3.60%, 09/28/07	2,300	2,305
3.60%, 03/28/08	3,865	3,883
Littleton
BAN
3.80%, 07/27/07	2,200	2,201
Massachusetts
GO Bonds
3.81%, 07/05/07 (a)(b)(c)(d)	5,000	5,000
GO Bonds Consolidated Loan Series 1998C
3.77%, 07/05/07 (a)(b)(c)(d)	3,485	3,485
GO Bonds Consolidated Loan Series 2004A
3.77%, 07/05/07 (a)(b)(c)(d)	3,950	3,950
GO Bonds Consolidated Loan Series 2005C
3.78%, 07/05/07 (a)(b)(c)(d)	5,760	5,760
GO Bonds Consolidated Loan Series 2006D
3.78%, 07/05/07 (a)(c)(d)	8,645	8,645
GO Bonds Consolidated Loan Series 2006E
3.78%, 07/05/07 (a)(b)(c)(d)	7,000	7,000
GO Bonds Series 2004A
3.76%, 07/05/07 (a)(b)(c)(d)	1,300	1,300
GO Refunding Bonds Series 2001B
3.71%, 07/05/07 (a)(c)	1,500	1,500
Special Obligation Dedicated Tax RB Series 2005
3.77%, 07/05/07 (a)(b)(c)(d)	5,900	5,900
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2005A
3.70%, 07/05/07 (a)(b)(c)(d)	9,995	9,995
3.78%, 07/05/07 (a)(c)(d)	5,000	5,000
Sr Sales Tax Bonds Series 2004C
3.78%, 07/05/07 (a)(c)(d)	11,205	11,205
Sr Sales Tax Bonds Series 2005A
3.75%, 07/05/07 (a)(c)(d)	3,700	3,700
Sr Sales Tax Bonds Series 2006A
3.78%, 07/05/07 (a)(c)(d)	2,395	2,395
Sr Sales Tax Bonds Series 2006B
3.79%, 07/04/07 (a)(c)(d)	10,000	10,000
Sr Sales Tax Bonds Series 2006C
3.78%, 07/05/07 (a)(c)(d)	11,365	11,365
Sr Sales Tax RB Series 2005A
3.77%, 07/05/07 (a)(c)(d)	2,300	2,300
Massachusetts Development Finance Agency
Education RB (Dexter School) Series 2000
3.77%, 07/05/07 (a)(b)(c)	6,140	6,140
Higher Education RB (Smith College) Series 2005
3.78%, 07/05/07 (a)(c)(d)	4,890	4,890
M/F Housing RB (Archstone Reading Apts) Series 2004A
3.78%, 07/04/07 (a)(b)	3,000	3,000
M/F Housing Refunding RB (Kensington at Chelmsford) Series 2002
3.79%, 07/05/07 (a)(b)	16,000	16,000
RB (Berkshire School) Series 2001
3.76%, 07/05/07 (a)(b)	4,500	4,500
RB (Boston University) Series T1
3.77%, 07/05/07 (a)(b)(c)(d)	2,605	2,605
RB (College of Holy Cross) Series 2002
3.78%, 07/05/07 (a)(b)(c)(d)	1,600	1,600
RB (Fessenden School) Series 2001
3.79%, 07/05/07 (a)(b)	3,000	3,000
RB (FIBA Technologies) Series 2003
3.80%, 07/04/07 (a)(b)	1,590	1,590
RB (Tabor Academy) Series 2007B
3.77%, 07/04/07 (a)(b)	5,910	5,910

34 See financial notes

Schwab Massachusetts Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (WGBH Educational Foundation) 2002A
3.78%, 07/05/07 (a)(b)(c)(d)	3,000	3,000
RB (Worcester Academy) Series 2000
3.77%, 07/05/07 (a)(b)	7,500	7,500
RB (YMCA of Greater Boston) Series 2004A
3.74%, 07/05/07 (a)(b)	1,000	1,000
RB (YMCA of Greater Worchester) Series 2006
3.79%, 07/04/07 (a)(b)	12,500	12,500
Massachusetts Educational Financing Auth
RB Issue E Series 2007A
3.79%, 07/05/07 (a)(b)(c)(d)	9,800	9,800
Massachusetts Health & Educational Facilities Auth
RB (Baystate Medical Center) Series D
3.78%, 07/05/07 (a)(b)(c)(d)	12,745	12,745
RB (Boston Home) Series 2002B
3.77%, 07/05/07 (a)(b)	2,500	2,500
RB (Capital Assets Program) Series 1985D
3.84%, 07/02/07 (a)(b)(c)	1,000	1,000
RB (Massachusetts Institute of Technology) Series K
3.79%, 07/05/07 (a)(c)(d)	8,800	8,800
RB (Winchester Hospital) Series D
3.78%, 07/05/07 (a)(b)(c)(d)	10,788	10,788
RB (Worchester City Campus) Series 2007 E&F
3.77%, 06/19/08 (a)(b)(c)(d)	3,000	3,000
RB (Worchester City Campus) Series 2007F
3.76%, 07/05/07 (a)(b)(c)(d)	1,000	1,000
Revenue Notes (Harvard University) Series EE
3.70%, 08/16/07	8,500	8,500
3.72%, 08/16/07	5,000	5,000
Massachusetts HFA
Housing RB Series 2003S
3.85%, 07/04/07 (a)(c)(d)	3,285	3,285
Housing RB Series 2005E
3.78%, 07/05/07 (a)(c)(d)	6,095	6,095
Housing RB Series 2005H
3.78%, 07/04/07 (a)(c)(d)	5,930	5,930
Rental Housing Mortgage RB Series 2002F
3.81%, 07/05/07 (a)(b)(c)(d)	12,635	12,635
3.81%, 07/05/07 (a)(b)(c)(d)	5,315	5,315
Rental Housing Mortgage RB Series 2005A
3.78%, 07/05/07 (a)(b)(c)(d)	965	965
S/F Housing Notes Series Y
3.83%, 08/01/07	7,000	7,000
S/F Housing RB Series 122
3.81%, 07/05/07 (a)(c)(d)	1,800	1,800
Massachusetts IFA
RB (New England College of Optometry) Series 1997
3.77%, 07/05/07 (a)(b)	6,145	6,145
Massachusetts Port Auth
RB Series 2005A
3.75%, 07/05/07 (a)(b)(c)(d)	3,385	3,385
Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A
3.77%, 07/05/07 (a)(b)(c)(d)	16,500	16,500
Dedicated Sales Tax Bonds Series 2007A
3.78%, 07/05/07 (a)(b)(c)(d)	12,000	12,000
Massachusetts State College Building Auth
RB Series 2006A
3.75%, 07/04/07 (a)(b)(c)(d)	5,700	5,700
Massachusetts Turnpike Auth
Subordinate RB (Metropolitan Highway System) Series 1999A
3.78%, 07/05/07 (a)(b)(c)(d)	2,300	2,300
Massachusetts Water Pollution Abatement Trust
Pool Program Bonds Series 12
3.80%, 07/05/07 (a)(c)(d)	9,525	9,525
Water Pollution Abatement Trust
3.81%, 07/05/07 (a)(c)(d)	9,440	9,440
Massachusetts Water Resources Auth
General RB
3.81%, 07/05/07 (a)(b)(c)(d)	8,000	8,000
General Refunding RB Series 2005B
3.75%, 07/05/07 (a)(b)(c)(d)	4,000	4,000
Quincy
BAN
3.75%, 08/03/07	3,653	3,655
Wachusett Regional SD
BAN
3.56%, 12/28/07	3,000	3,006

		385,159

Puerto Rico 3.0%

Puerto Rico
Public Improvement Bonds Series 2001A
3.74%, 07/05/07 (a)(b)(c)(d)	1,800	1,800
Puerto Rico Aqueduct & Sewer Auth
BAN Series 2007B
3.79%, 07/05/07 (a)(b)(c)(d)	10,000	10,000
Puerto Rico Infrastructure Financing Auth
Special Obligation Bonds Series 2000A
3.77%, 07/05/07 (a)(c)(d)	100	100

		11,900

Total Municipal Securities (Cost $397,059)		397,059

End of Investments.

At 06/30/07, the tax basis cost of the fund’s investments was $397,059.

(a)	Variable-rate security.
(b)	Credit-enhanced security.

See financial notes 35

Schwab Massachusetts Municipal Money Fund

Portfolio Holdings (Unaudited) continued

(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $274,003 or 68.2% of net assets.

BAN — Bond anticipation note
GO — General obligation
HFA — Housing finance agency
IFA — Industrial financing agency
RB — Revenue bond

36 See financial notes

Schwab Massachusetts Municipal Money Fund

Statement of
Assets and Liabilities
As of June 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$397,059
Cash		349
Receivables:
Investments sold		95
Interest		4,832
Prepaid expenses	+	38

Total assets		402,373

Liabilities
Payables:
Investment adviser and administrator fees		7
Transfer agent and shareholder services fees		11
Distributions to shareholders	+	520

Total liabilities		538

Net Assets
Total assets		402,373
Total liabilities	−	538

Net assets		$401,835
Net Assets by Source
Capital received from investors		401,817
Distribution in excess of net investment income		(1)
Net realized capital gains		19

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$401,835		401,769		$1.00

See financial notes 37

Schwab Massachusetts Municipal Money Fund

Statement of
Operations
For January 1, 2007 through June 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Interest		$7,581

Net Realized Gains and Losses
Net realized gains on investments		19

Expenses
Investment adviser and administrator fees		720
Transfer agent and shareholder service fees		720
Registration fees		91
Portfolio accounting fees		24
Trustees’ fees		13
Professional fees		11
Custodian fees		8
Shareholder reports		6
Tax expenses		4
Other expenses	+	2

Total expenses		1,599
Expense reduction by adviser and Schwab	−	258
Custody Credits	−	4

Net expenses		1,337

Increase in Net Assets from Operations
Total investment income		7,581
Net expenses	−	1,337

Net investment income		6,244
Net realized gains	+	19

Increase in net assets from operations		$6,263

38 See financial notes

Schwab Massachusetts Municipal Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		1/1/07-6/30/07	1/1/06-12/31/06
Net investment income		$6,244	$10,299
Net realized gains	+	19	157

Increase in net assets from operations		6,263	10,456

Distributions to Shareholders
Distributions from net investment income		6,245	10,313

Transactions in Fund Shares*
Shares sold		772,467	1,274,614
Shares reinvested		5,643	10,168
Shares redeemed	+	(775,570)	(1,237,036)

Net transactions in fund shares		2,540	47,746

Net Assets
Beginning of period		399,277	351,388
Total increase	+	2,558	47,889

End of period		$401,835	$399,277

Distribution in excess of net investment income		($1)	$-

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 39

Schwab Municipal Money Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts Municipal Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves

Schwab New York Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab New Jersey Municipal Money, Schwab Pennsylvania Municipal Money, and Schwab Massachusetts Municipal Money Fund each offers one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their operations and in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios at amortized cost, which approximates market value.

(b) Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

40

Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to off set its custody fees and accounting fees. The credit amounts (if any) are disclosed in the statement of operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2007, the management has reviewed the tax positions for open tax years (December 31, 2003 through December 31, 2006), evaluated the implications of FIN 48 and determined that there is no impact to the funds’ financial statements at this time.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the funds’ financial statement disclosures.

 41

Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

3.	Affiliates and Affiliated Transactions:

(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
Over $1 billion	0.32%
Over $10 billion	0.30%
Over $20 billion	0.27%
Over $40 billion	0.25%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.15%	0.20%
Value Advantage Shares*	0.05%	0.17%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows so long as CSIM serves as the adviser of the fund:

	New York	New Jersey	Pennsylvania	Massachusetts
	Municipal	Municipal	Municipal	Municipal
	Money Fund	Money Fund	Money Fund	Money Fund

Sweep Shares	0.65%	0.65%	0.65%	0.65%
Value Advantage Shares*	0.45%	n/a	n/a	n/a

*  Value Advantage Shares are only offered by New York Municipal Money Fund.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2007, each fund’s total security transactions with other Schwab Funds were as follows:

New York Municipal Money Fund	$831,543
New Jersey Municipal Money Fund	269,535
Pennsylvania Municipal Money Fund	510,995
Massachusetts Municipal Money Fund	255,865

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these

42

Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in each fund’s Statement of Operations.

4. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing from the line of credit for any funds during the period.

5.	Federal Income Taxes:
(All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2006, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration dates:

	New York	New Jersey	Pennsylvania	Massachusetts
	Municipal	Municipal	Municipal	Municipal
Expires	Money Fund	Money Fund	Money Fund	Money Fund

2009	$—	$—	$—	$—
2011	—	—	—	—
2012	—	—	—	—
2013	—	—	31	—

Total	$—	$—	$31	$—

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. As of December 31, 2006, the funds had no deferred capital losses and the capital losses utilized to offset capital gains were as follows:

	New York	New Jersey	Pennsylvania	Massachusetts
	Municipal	Municipal	Municipal	Municipal
	Money Fund	Money Fund	Money Fund	Money Fund

Capital losses utilized	$398	$—	$26	$95

 43

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts Municipal Money Fund,, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2007, and June 5, 2007, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 5, 2007. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third

44

party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, (iii)  reductions of administrative “sweep” fees paid to Schwab in connection with money market fund shares that are used for automatic investment of cash held in customer brokerage accounts, and (iv) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

 45

Trustees and Officers

The tables below give information as of June 30, 2007, about the trustees and officers for The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of June 30, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	61	None.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	61	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

46

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served )	Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officers and Director, Schwab Holdings Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None

Randall W. Merk[2] 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co. Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Management and Director, American Century Companies, Inc.	72	None.

 47

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & co., Inc.; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, President Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; President Mutual Fund Division, UST Advisors, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc. Excelsior tax-Exempt Funds, Inc. and Excelsior Funds Trust, Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co. Inc., Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

48

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 49

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

50

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 51

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13603-11

Schwab Municipal Money Fundtm
Schwab AMT Tax-Free Money Fundtm

Semiannual Report
June 30, 2007

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I’ve always believed that an asset allocation plan and a diversified portfolio are the foundation of a well designed investment plan.

In fact, research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bond, and cash equivalents, can be the most important factor in determining overall portfolio performance.

With a broad range of investment strategies and styles, Schwab Funds® provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles to develop your own asset allocation strategy. Or, if you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With some of the highest quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 1

From the President

Evelyn Dilsaver, President and CEO of Charles Schwab Investment Management, Inc. and of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I’m pleased to bring you the semiannual report for your Schwab money fund for the six-month period ended June 30, 2007. During the period, our money funds performed as designed, providing you with current income, stability of capital and convenient access to your money.

At this time, I’d like to take the opportunity to remind you that Schwab offers a range of money funds, including our purchased money funds, Schwab Value Advantage Investments®. These funds are designed for investors who have larger balances and don’t require frequent access to their cash. They require a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include various taxable and tax-free investment strategies.

Further down the maturity spectrum, our ultrashort bond fund, Schwab YieldPlus Fund®, offers higher yield potential with higher risk than a money fund. And, because taxes are always a concern, Schwab also offers funds that can help you manage tax impact and your exposure to the alternative minimum tax (AMT)—the Schwab AMT Tax-Free Money Fund and the two Schwab Tax-Free YieldPlus Funds.

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds®.

Sincerely,

Investors should consider carefully information contained in the prospectus,

including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

Please remember that with Schwab YieldPlus and Tax-Free YieldPlus Funds,

investment value will fluctuate, and shares, when redeemed, may be worth more or less than original cost. Bond funds are subject to increased loss of principal during periods of rising interest rates.

Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

2 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

The Investment Environment and the Funds

Kevin Shaughnessy (left) CFA, managing director and senior portfolio manager, is responsible for the management of the funds.

John Shelton (right) CFA, portfolio manager, has day-to-day responsibility for management of the funds.

Although the U.S. economy grew at a sub-par pace during the report period, the markets remained resilient, aided by a continuation in relatively attractive equity valuations, stable earnings growth, and global liquidity. Strong employment data in June, coupled with an improved outlook on economic growth and tame inflation, suggested that the U.S. economy was healthy enough to diminish the possibility of a rate cut in the near future. However, several key issues continued to weigh on investors, namely, continued weakening of the housing market, rising energy prices, and uncertainty of the Federal Reserve (the Fed) in its outlook on the broader economy.

The U.S. economy had been slowing down, as GDP readings for the first quarter of 2007 came in at a mere 0.7% annually adjusted rate, as compared to 2.5% in the fourth quarter of 2006. As any growth rate below 3% is generally considered to be sub-par, the economy has underperformed for the fourth straight quarter. The recent reading is also at the lowest level since 2002, and reflected a number of factors, including a deceleration in exports, an increase in imports, and a decrease in government spending. Higher food and energy costs continue to be a concern, as they have the potential to weigh down on consumer spending. Furthermore, the housing market and sub-prime mortgage woes have the potential to dampen near term consumer spending.

The housing market remains a significant headwind for economic growth and continued to provide mixed signals with regards to a recovery. Existing home sales, which account for roughly 85% of the market, fell 0.3% to a seasonally adjusted annual rate of 5.99 million units in May, its lowest level since June 2003. Concurrently, new home sales declined by 1.6% to a seasonally adjusted annual rate of 915,000 units. According to the National Association of Realtors, buyer psychology has been the main factor behind sluggish home sales, in addition to tighter lending standards in the wake of subprime woes. Although a further decline in home prices may restore a sense of affordability, it also threatens to reduce equity values, an important source of wealth and leverage.

Commodity prices continue to pose a threat to economic growth as well. Although prices at the pump have slightly moderated, the national average remains above $3 a gallon, continuing to squeeze the pockets of many investors. Increasing global demand remains ever present, and will likely continue to put upward pressures on prices. Nevertheless, it is projected that global oil consumption will grow at a rate of 1.5 million barrels per day in 2007 and 1.6 million barrels per day in 2008, with half of the consumption growth stemming from China and the U.S., according to the Energy Information Administration. Though elevated commodity prices might have less upward pressure on inflation, their tax-like effect threatens to weigh down on spending and discretionary income.

In its June 2007 statement, the Fed noted that despite ongoing adjustments in the housing sector, the economy will likely maintain its course of expanding at a moderate pace. Given an upbeat employment picture, improvements in manufacturing, and continued strength in the stock market, the U.S. economy has the potential to grow near its long-term trend of 3%. In June, nonfarm payroll employment increased by 132,000, while unemployment remained unchanged at 4.5%. Bear in mind that employment conditions react with a lag to changes in monetary policy, and thus are not fully reflective of current conditions. The Fed still regarded the labor market as tight, thus noting that “the high level of resource utilization” could cause upward pressures on wages.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 3

The Investment Environment and the Funds continued

Although readings of core inflation improved, the Fed’s predominant concern remains the risk that inflation will fail to moderate. Core Personal Consumption Expenditures (PCE), the Fed’s primary index used to monitor inflation, rose at an annualized rate of 2.3% in the first quarter of 2007, up from 1.8% in the fourth quarter of 2006. While their unofficial comfort zone for core inflation remains at 1% to 2%, performance of the economy in the near term could determine the outcome of inflationary pressures; if U.S. economic growth remains moderate, inflation will likely remain contained. However, if a recovery of economic growth ensues, upward pressures in wage inflation run the risk of pressuring inflationary expectations.

During the first six months of 2007, yields on municipal variable rate notes increased approximately 0.30%. The Bond Market Association (BMA) Municipal Index averaged 3.68%. Much of this increase was driven by tax-exempt money market funds selling securities to meet investor redemptions during tax season. Yields on short term fixed rate notes rose approximately 0.20%, primarily due to increased note issuance during the month of June. Overall, the tax-exempt money market yield curve was relatively flat during the report period. In this environment, we believed 7-day variable rate demand notes and tax-exempt commercial paper with maturities under 90 days provided the best value.

The Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund generally maintained a weighted average maturity (WAM) that was shorter than other funds with similar investment objectives for most of the report period. However, as fixed rate note yields increased late in the second quarter, we saw an opportunity to extend the WAM of the funds to a more neutral position.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Performance and Fund Facts as of 6/30/07

 Seven-Day Yields

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

					AMT Tax-Free
	Municipal Money Fund				Money Fund

		Value				Value
	Sweep	Advantage	Select	Institutional	Sweep	Advantage
	Shares	Sharestm	Shares®	Shares	Shares	Sharestm
Ticker Symbol	SWXXX	SWTXX	SWLXX	SWOXX	SWFXX	SWWXX

Seven-Day Yield[1]	3.17%	3.31%	3.41%	3.52%	3.12%	3.30%

Seven-Day Yield—No Waiver[2]	3.08%	3.21%	3.21%	3.21%	3.01%	3.14%

Seven-Day Effective Yield[1]	3.22%	3.36%	3.47%	3.58%	3.17%	3.35%

Seven-Day Taxable-Equivalent Effective Yield[1,3]	4.95%	5.17%	5.34%	5.51%	4.88%	5.15%

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Statistics

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Weighted Average Maturity	24 days	24 days

Credit Quality of Holdings % of portfolio	100% Tier 1	100% Tier 1

Credit-Enhanced Securities % of portfolio	76%	61%

Minimum Initial Investment[4]
Sweep Investments®	*	*
Value Advantage Sharestm	$25,000	$25,000
($15,000 for IRA and custodial accounts)[5]
Select Shares	$1,000,000	n/a
Institutional Shares	$3,000,000	n/a

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab.
[2]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[3]	Taxable-equivalent effective yield assumes a 2007 maximum federal regular income tax rate of 35.00%. Investment income may be subject to the Alternative Minimum Tax.
[4]	Please see prospectus for further detail and eligibility requirements.
[5]	Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult your tax advisor about your situation.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2007 and held through June 30, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 1/1/07	at 6/30/07	1/1/07 - 6/30/07

Schwab Municipal Money Fundtm
Sweep Shares
Actual Return	0.59%	$1,000	$1,015.50	$2.95
Hypothetical 5% Return	0.59%	$1,000	$1,021.87	$2.96
Value Advantage Sharestm
Actual Return	0.45%	$1,000	$1,016.30	$2.25
Hypothetical 5% Return	0.45%	$1,000	$1,022.56	$2.26
Select Shares®
Actual Return	0.35%	$1,000	$1,016.80	$1.75
Hypothetical 5% Return	0.35%	$1,000	$1,023.06	$1.76
Intistutional Shares
Actual Return	0.24%	$1,000	$1,017.30	$1.20
Hypothetical 5% Return	0.24%	$1,000	$1,023.60	$1.20

Schwab AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.64%	$1,000	$1,015.30	$3.20
Hypothetical 5% Return	0.64%	$1,000	$1,021.62	$3.21
Value Advantage Shares
Actual Return	0.45%	$1,000	$1,016.20	$2.25
Hypothetical 5% Return	0.45%	$1,000	$1,022.56	$2.26

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Schwab Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-		1/1/06-	1/1/05-	1/1/04-	1/1/03-	1/1/02-
Sweep Shares	6/30/07*		12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income or loss from investment operations:
Net investment income or loss	0.02		0.03	0.02	0.01	(0.00)[1]	0.01

Less distributions:
Distributions from net investment income	(0.02)		(0.03)	(0.02)	(0.01)	(0.00)[1]	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	1.55	[2]	2.83	1.79	0.60	0.46	0.91

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59	[3]	0.64	0.65	0.66	0.66	0.66
Gross operating expenses	0.68	[3]	0.81	0.82	0.81	0.81	0.82
Net investment income	3.11	[3]	2.79	1.77	0.60	0.46	0.90
Net assets, end of period ($ x 1,000,000)	7,003		7,230	7,467	7,563	7,494	7,435

	1/1/07		1/1/06-	1/1/05-	1/1/04-	1/1/03-	1/1/02-
Value Advantage Shares	6/30/07*		12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.02		0.03	0.02	0.01	0.01	0.01

Less distributions:
Distributions from net investment income	(0.02)		(0.03)	(0.02)	(0.01)	(0.01)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	1.63	[2]	3.03	2.00	0.81	0.68	1.12

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	[3]	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.55	[3]	0.58	0.59	0.58	0.58	0.59
Net investment income	3.25	[3]	2.98	1.97	0.80	0.68	1.11
Net assets, end of period ($ x 1,000,000)	2,644		2,798	3,007	3,245	3,901	4,480

*	Unaudited.

[1]	Per-share amount was less than $0.01.
[2]	Not annualized.
[3]	Annualized.

See financial notes 7

Schwab Municipal Money Fundtm

Financial Highlights continued

	1/1/07		1/1/06-	1/1/05-	1/1/04-	6/2/03[1]-
Select Shares	6/30/07*		12/31/06	12/31/05	12/31/04	12/31/03

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income or loss from investment operations:
Net investment income or loss	0.02		0.03	0.02	0.01	(0.00)[2]

Less distributions:
Distributions from net investment income	(0.02)		(0.03)	(0.02)	(0.01)	(0.00)[2]

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	1.68	[3]	3.13	2.10	0.92	0.39	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[4]	0.35	0.35	0.35	0.35	[4]
Gross operating expenses	0.55	[4]	0.58	0.59	0.58	0.58	[4]
Net investment income	3.35	[4]	3.10	2.11	0.93	0.68	[4]
Net assets, end of period ($ x 1,000,000)	1,319		1,244	966	727	474

	1/1/07		1/1/06-	1/1/05-	1/1/04-	6/2/03[1]-
Institutional Shares	6/30/07*		12/31/06	12/31/05	12/31/04	12/31/03

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income or loss from investment operations:
Net investment income or loss	0.02		0.03	0.02	0.01	(0.00)[2]

Less distributions:
Distributions from net investment income	(0.02)		(0.03)	(0.02)	(0.01)	(0.00)[2]

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	1.73	[3]	3.25	2.21	1.03	0.45	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.24	[4]	0.24	0.24	0.24	0.24	[4]
Gross operating expenses	0.55	[4]	0.58	0.59	0.58	0.58	[4]
Net investment income	3.46	[4]	3.21	2.20	1.08	0.80	[4]
Net assets, end of period ($ x 1,000,000)	2,929		2,494	1,783	1,459	718

*	Unaudited.
[1]	Commencement of operations.
[2]	Per-share amount was less than $0.01.
[3]	Not annualized.
[4]	Annualized.

8 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings as of June 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

100.6%		Municipal Securities	13,973,142	13,973,142

100.6%		Total Investments	13,973,142	13,973,142
(0	.6)%	Other Assets and Liabilities		(77,651)

100.0%		Net Assets		13,895,491

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 100.6% of net assets

Alabama 1.4%

Alabama Housing Finance Auth
S/F Mortgage RB Series 2006H
3.88%, 07/05/07 (a)	39,885	39,885
Alabama Municipal Funding Corp
Municipal Funding Notes Master Series 2006A
3.75%, 07/05/07 (a)(b)	20,375	20,375
Bessemer Medical Clinic Board
RB Series 1990A
3.80%, 07/05/07 (a)(b)(c)(d)	10,865	10,865
Birmingham Public Educational Building Auth
Student Housing RB Series 2005A
3.75%, 07/05/07 (a)(b)	6,415	6,415
Birmingham Special Care Facilities Financing Auth
RB (Ascension Health Senior Credit Group) Series 2006C2
3.78%, 07/05/07 (a)(b)(c)(d)	11,100	11,100
Daphne Utilities Board
Water, Gas & Sewer Refunding RB Series 2000
3.76%, 07/05/07 (a)(b)(c)	6,605	6,605
Decatur IDB
Exempt Facilities Refunding RB (Nucor Steel Decatur) Series 2003A
3.79%, 07/04/07 (a)	17,000	17,000
Hoover Board of Education
Capital Outlay TAN Series 2001
3.79%, 07/05/07 (a)(b)(c)(d)	14,810	14,810
Indian Springs Village
RB (Joseph Bruno Montessori Academy) Series 1999
3.93%, 07/04/07 (a)(b)	1,050	1,050
Jefferson Cnty Public Building Auth
Lease Revenue Warrants Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	10,320	10,320
Mobile Board of Water & Sewer
RB Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	10,180	10,180
Mobile Special Care Financing Auth
RB (Ascension Health Senior Credit Group) Series 2006D
3.79%, 07/05/07 (a)(c)(d)	8,000	8,000
Montgomery Cnty Public Building Auth
Revenue Warrants Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	5,390	5,390
Montgomery Downtown Redevelopment Auth
Bonds (Southern Poverty Law Center) Series 2000
3.88%, 07/05/07 (a)	15,000	15,000
Scottsboro
School Warrants Series 1997
3.75%, 07/05/07 (a)(b)	2,970	2,970
Stevenson IDB
Environmental Improvement RB (Mead Corp) Series 1997
3.81%, 07/04/07 (a)(b)	17,300	17,300
Tuscaloosa Cnty
IDRB (Knight Specialties) Series 1998
3.86%, 07/04/07 (a)(b)	775	775

		198,040

Alaska 0.5%

Alaska Housing Finance Corp
Collateralized Bonds (Veteran Mortgage Program) 2006 First Series A2
3.80%, 07/05/07 (a)(c)(d)	5,500	5,500
3.80%, 07/05/07 (a)(c)(d)	9,655	9,655
General Housing Purpose Bonds Series 2005B
3.79%, 07/05/07 (a)(b)(c)(d)	4,965	4,965
General Mortgage RB Series 1999A2
3.83%, 07/05/07 (a)(c)(d)	4,840	4,840
General Mortgage RB Series 2002A
3.79%, 07/05/07 (a)(c)(d)	5,995	5,995
State Capital Project Bonds Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	27,855	27,855
Anchorage
GO Refunding Bonds Series 2007B
3.79%, 07/05/07 (a)(b)(c)(d)	11,315	11,315

See financial notes 9

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Valdez
Marine Terminal Refunding RB (Exxon Pipeline Co) Series 1993C
3.85%, 07/02/07 (a)	5,200	5,200

		75,325

Arizona 1.4%

Arizona Health Care Facilities Auth
RB (Banner Health) Series 2007B
3.80%, 07/05/07 (a)(c)(d)	36,200	36,200
Arizona School Facilities Board
COP Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	9,850	9,850
Chandler
GO Bonds Series 2007
3.79%, 07/05/07 (a)(c)(d)	5,235	5,235
Downtown Phoenix Hotel Corp
Subordinate RB Series 2005B
3.77%, 07/04/07 (a)(b)(c)(d)	21,360	21,360
Glendale Arizona IDA
CP Revenue Notes (Midwestern Univ)
3.67%, 07/11/07 (b)	6,000	6,000
Maricopa Cnty IDA
M/F Mortgage Refunding RB (San Fernando Apts) Series 2004
3.81%, 07/05/07 (a)(b)	7,750	7,750
Maricopa Cnty Unified SD #48
GO Refunding Bonds Series 2007
3.79%, 07/05/07 (a)(c)(d)	19,905	19,905
Phoenix Civic Improvement Corp
Sr Lien Excise Tax Refunding RB Bonds Series 2007
3.78%, 07/05/07 (a)(c)(d)	9,865	9,865
Subordinated Excise Tax RB (Airport Improvements) Series 1995
3.74%, 07/04/07 (a)(b)	1,000	1,000
Subordinated Excise Tax RB (Civic Expansion) Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	4,675	4,675
Subordinated Excise Tax RB Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	6,950	6,950
Wastewater System Revenue BAN Series 2006
3.70%, 09/10/07 (b)	21,000	21,000
Phoenix IDA
Government Office Lease Refunding RB (Capitol Mall) Series 2005
3.79%, 07/05/07 (a)(b)(c)(d)	7,240	7,240
S/F Mortgage Draw-Down RB Series 2005A
3.82%, 07/05/07 (a)(c)(d)	4,950	4,950
Pima Cnty
GO Bonds Series 2007
3.79%, 07/05/07 (a)(b)(c)(d)	5,320	5,320
Salt River Pima-Maricopa Indian Community
Bonds Series 2005
3.73%, 07/05/07 (a)(b)	4,800	4,800
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2006A
3.79%, 07/05/07 (a)(c)(d)	6,850	6,850
Scottsdale IDA
Hospital RB (Scottsdale Healthcare) Series 2006G
3.79%, 07/05/07 (a)(b)(c)(d)	3,000	3,000
Scottsdale Municipal Property Corp
Excise Tax Refunding RB Series 2006
3.80%, 07/05/07 (a)(c)(d)	4,595	4,595
Tempe IDA
RB (ASUF Brickyard) Series 2004A
3.73%, 07/05/07 (a)(b)	1,885	1,885

		188,430

Arkansas 0.2%

Arkansas Development Finance Auth
IDRB (C&C Holding Co) Series 1998
3.83%, 07/05/07 (a)(b)	540	540
Independence Cnty
IDRB (Townsends) Series 1996
3.83%, 07/04/07 (a)(b)	9,000	9,000
Univ of Arkansas
Various Facilities RB (UAMS Campus) Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	14,590	14,590

		24,130

California 0.8%

Access Loans For Learning Student Loan Corp
Student Loan Program RB Series II-A2
3.78%, 07/05/07 (a)(b)	20,000	20,000
Student Loan Program RB Series II-A3
3.80%, 07/05/07 (a)(b)	23,700	23,700
California Dept of Water Resources
Power Supply RB Series 2002B3
3.85%, 07/02/07 (a)(b)	1,500	1,500
California HFA
Home Mortgage RB Series 2001J
3.98%, 07/02/07 (a)(b)(c)	16,110	16,110
Home Mortgage RB Series 2002F
3.90%, 07/02/07 (a)(b)(c)	4,500	4,500
Home Mortgage RB Series 2002J
3.98%, 07/02/07 (a)(b)(c)	34,300	34,300

10 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Los Angeles Community Redevelopment Agency
M/F Housing RB (Wilshire Station Apts) Series 2003A
3.89%, 07/02/07 (a)(b)	6,000	6,000
M/F Housing RB (Wilshire Station Apts) Series 2004A
3.89%, 07/02/07 (a)(b)	3,000	3,000

		109,110

Colorado 2.6%

Adams Cnty
Mortgage RB (Platte Valley Medical Center) Series 2005
3.79%, 07/05/07 (a)(b)(c)(d)	14,250	14,250
Arapahoe Cnty
Refunding IDRB (Denver Jetcenter) Series 1997
4.00%, 07/02/07 (a)(b)	3,500	3,500
Arvada
Water Enterprise RB Series 2001
3.90%, 07/02/07 (a)(b)(c)	3,730	3,730
Centerra Metropolitan District No.1
RB Series 2004
3.76%, 07/05/07 (a)(b)	10,000	10,000
Colorado
Education Loan Program TRAN Series 2006B
3.54%, 08/03/07	25,000	25,005
Colorado Health Facilities Auth
Hospital RB (Poudre Valley Health Care) Series 2005D
3.79%, 07/05/07 (a)(b)(c)(d)	23,990	23,990
RB (Catholic Health Initiatives) Series 2006A
3.79%, 07/05/07 (a)(c)(d)	6,235	6,235
Retirement Housing RB (Liberty Heights) Series 1991B
3.79%, 07/05/07 (a)(c)(d)	17,605	17,605
Colorado HFA
Economic Development RB (Pemracs) Series 2000A
3.89%, 07/05/07 (a)(b)	2,410	2,410
Colorado Student Loan Auth
Sr Lien RB Series 1990A
3.78%, 07/04/07 (a)(b)(c)	14,400	14,400
Sr Lien RB Series 1999A2
3.78%, 07/04/07 (a)(b)(c)	3,400	3,400
Dawson Ridge Metropolitan District #1
Limited Tax Refunding Bonds Series 1992A
3.80%, 07/05/07 (a)(c)(d)	9,820	9,820
Denver City & Cnty
Airport System RB Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	7,195	7,195
3.79%, 07/05/07 (a)(b)(c)(d)	30,270	30,270
Airport System RB Series 2006A
3.77%, 07/05/07 (a)(b)(c)(d)	19,000	19,000
Airport System Refunding RB Series 2001A
3.81%, 07/05/07 (a)(b)(c)(d)	8,355	8,355
GO Bonds (Justice System & Zoo) Series 2005
3.80%, 07/05/07 (a)(c)(d)	18,565	18,565
Denver Convention Center Hotel Auth
Sr Refunding RB Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	2,815	2,815
Park Creek Metropolitan District
Jr Subordinate RB Series 2005
3.77%, 07/05/07 (a)(c)(d)	5,485	5,485
Regional Transportation District
Sales Tax Refunding RB (FasTracks) Series 2007A
3.78%, 07/05/07 (a)(b)(c)(d)	16,790	16,790
3.78%, 07/05/07 (a)(b)(c)(d)	16,830	16,830
3.78%, 07/05/07 (a)(b)(c)(d)	18,085	18,085
3.78%, 07/05/07 (a)(b)(c)(d)	27,905	27,905
3.78%, 07/05/07 (a)(b)(c)(d)	29,700	29,700
Thompson SD R2-J
GO Bonds Series 2005
3.80%, 07/05/07 (a)(b)(c)(d)	4,180	4,180
University of Colorado Hospital Auth
RB Series 2006B
3.79%, 07/05/07 (a)(b)(c)(d)	16,500	16,500
Westminster Economic Development Auth
Tax Increment RB (Westminster Plaza) Series 1997A
3.89%, 07/05/07 (a)(b)	5,930	5,930

		361,950

Connecticut 0.0%

Connecticut HFA
Housing Draw Down Bonds Series 2004B
3.78%, 07/05/07 (a)(b)(c)(d)	25	25
Mortgage Finance Bonds Series G2
3.78%, 07/05/07 (a)(c)(d)	4,780	4,780
S/F Mortgage Draw Down RB Series 2004B
3.78%, 07/05/07 (a)(b)(c)(d)	450	450

		5,255

Delaware 0.4%

Delaware
GO Bonds
3.80%, 07/05/07 (a)(c)(d)	24,215	24,215
Delaware Solid Waste Auth
RB Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	3,950	3,950
Delaware State Transportation Auth
Senior RB
3.82%, 07/05/07 (a)(b)(c)(d)	3,720	3,720
Sr RB Series 2006
3.80%, 07/05/07 (a)(b)(c)(d)	3,170	3,170
New Castle Cnty
M/F Rental Housing RB (Fairfield English Village) Series 2005
3.81%, 07/05/07 (a)(b)	8,500	8,500

See financial notes 11

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Sussex Cnty
IDRB (Perdue-Agrirecycle) Series 2000
3.79%, 07/04/07 (a)(b)	5,300	5,300
RB (Baywood) Series 1997A
3.96%, 07/04/07 (a)(b)	2,400	2,400
Wilmington
GO Bonds Series 2006B
3.76%, 07/05/07 (a)(b)(c)	7,765	7,765

		59,020

District of Columbia 2.2%

District of Columbia
COP Series 2006
3.80%, 07/05/07 (a)(b)(c)(d)	11,390	11,390
GO Bonds Series 2007A
3.78%, 07/05/07 (a)(b)(c)(d)	15,435	15,435
GO Refunding Bonds Series 2005B
3.79%, 07/04/07 (a)(b)(c)(d)	16,320	16,320
RB (American Psychological Association) Series 2003
3.75%, 07/05/07 (a)(b)	2,610	2,610
RB (St Coletta Special Education Public Charter School) Series 2005
3.73%, 07/05/07 (a)(b)	4,110	4,110
District of Columbia Water & Sewer Auth
Public Utility Subordinated Lien RB Series 2007A
3.78%, 07/05/07 (a)(b)(c)(d)	27,225	27,225
Metropolitan Washington Airports Auth
Airport System RB Series 2005A
3.80%, 07/05/07 (a)(b)(c)(d)	14,995	14,995
Airport System RB Series 2006
3.82%, 07/05/07 (a)(b)(c)(d)	19,920	19,920
Airport System RB Series 2006A
3.80%, 07/05/07 (a)(b)(c)(d)	11,960	11,960
Airport System RB Series 2006B
3.82%, 07/05/07 (a)(b)(c)(d)	12,496	12,496
PFC Revenue Notes Series C
3.80%, 09/13/07 (b)	30,000	30,000
3.82%, 09/20/07 (b)	15,000	15,000
PFC Revenue Notes Series D
3.80%, 08/22/07 (b)	30,000	30,000
RB Series 2001A
3.81%, 07/05/07 (a)(b)(c)(d)	5,870	5,870
Refunding RB Series 2002C
3.80%, 07/04/07 (a)(b)(c)	1,725	1,725
Refunding RB Series 2004D
3.81%, 07/05/07 (a)(b)(c)(d)	2,750	2,750
National Capital Revitalization Corp
RB (DC USA Parking Garage) Series 2006
3.83%, 07/05/07 (a)(b)(c)(d)	34,430	34,430
Washington DC Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A
3.79%, 07/04/07 (a)(b)(c)(d)	46,380	46,380

		302,616

Florida 9.2%

Alachua Cnty Health Facilities Auth
RB (Shands Hospital) Series 1992R
3.79%, 07/05/07 (a)(b)(c)(d)	66,175	66,175
Alachua Cnty School Board
COP Series 2004
3.78%, 07/05/07 (a)(b)(c)(d)	6,245	6,245
Brevard Cnty HFA
M/F Housing Refunding RB (Shore View Apts) Series 1995
3.75%, 07/05/07 (a)(b)	1,900	1,900
Brevard Cnty SD
COP Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	9,770	9,770
COP Series 2007C
3.79%, 07/05/07 (a)(b)(c)(d)	13,495	13,495
Refunding COP Series 2004B
3.80%, 07/05/07 (a)(b)(c)(d)	9,995	9,995
Broward Cnty
Professional Sports Facilities Tax & Refunding RB Series 2006A
3.80%, 07/05/07 (a)(b)(c)(d)	23,495	23,495
Subordinate Port Facilities Refunding RB (Port Everglades) Series 1998
3.80%, 07/05/07 (a)(b)(c)	8,640	8,640
Broward Cnty HFA
M/F Housing RB (Sawgrass Pines Apts) Series 1993A
3.79%, 07/05/07 (a)(b)	11,000	11,000
M/F Housing Refunding RB (Island Club Apts) Series 2001A
3.79%, 07/05/07 (a)(b)	11,835	11,835
Charlotte Cnty HFA
M/F Housing RB (Murdock Circle Apts) Series 2000
3.82%, 07/04/07 (a)(b)	3,200	3,200
Citizens Property Insurance Corp
High-Risk Account Sr Secured Refunding Bonds Series 2007A
3.68%, 03/01/08 (b)	6,000	6,052
Collier Cnty
IDRB (Ave Maria Utility Co) Series 2005
3.79%, 07/04/07 (a)(b)	10,000	10,000
Dade Cnty IDA
IDRB (South Florida Stadium Corp) Series 1985C
3.67%, 07/04/07 (a)(b)	1,050	1,050
Escambia HFA
S/F Mortgage RB Series 2001A
3.81%, 07/05/07 (a)(b)(c)(d)	1,260	1,260
3.82%, 07/05/07 (a)(b)(c)(d)	2,395	2,395
S/F RB Series 2002A1
3.82%, 07/05/07 (a)(c)(d)	3,545	3,545

12 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Florida
Facilities Pool RB Series 2007A
3.79%, 07/05/07 (a)(b)(c)(d)	10,000	10,000
Florida Board of Education
Capital Outlay Bonds
3.82%, 07/05/07 (a)(b)(c)(d)	32,255	32,255
Capital Outlay Bonds Series 1999C
3.79%, 07/05/07 (a)(c)(d)	17,760	17,760
Capital Outlay Bonds Series 2003C
3.78%, 07/05/07 (a)(b)(c)(d)	2,700	2,700
Capital Outlay Bonds Series 2006B
3.78%, 07/05/07 (a)(b)(c)(d)	54,240	54,240
3.79%, 07/05/07 (a)(c)(d)	16,910	16,910
Capital Outlay Refunding Bonds Series 2005C
3.80%, 07/05/07 (a)(c)(d)	15,060	15,060
Lottery RB Series 2002C
3.80%, 07/05/07 (a)(b)(c)(d)	8,520	8,520
Florida Dept of Environmental Protection
Forever RB Series 2003A
3.80%, 07/05/07 (a)(b)(c)(d)	6,720	6,720
Forever RB Series 2005B
3.80%, 07/05/07 (a)(b)(c)(d)	20,220	20,220
Preservation 2000 RB Series 1997B
3.79%, 07/05/07 (a)(b)(c)(d)	14,983	14,983
Florida Dept of Transportation
Turnpike RB
3.82%, 07/05/07 (a)(b)(c)(d)	8,965	8,965
Turnpike RB Series 2000A
3.79%, 07/05/07 (a)(b)(c)(d)	4,000	4,000
Turnpike RB Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	7,000	7,000
3.78%, 07/05/07 (a)(b)(c)(d)	15,000	15,000
3.80%, 07/05/07 (a)(b)(c)(d)	4,395	4,395
Florida Development Finance Corp
IDRB (Schmitt Family Partnership) Series 1999A2
3.84%, 07/04/07 (a)(b)	1,625	1,625
IDRB (Sunshine State Christian Homes) Series 1999A3
3.79%, 07/04/07 (a)(b)	1,040	1,040
IDRB Enterprise Bond Program (Pioneer-Ram) Series 1998A3
3.84%, 07/04/07 (a)(b)	680	680
Florida HFA
Homeowner Mortgage RB Series 2000-4
3.82%, 07/05/07 (a)(b)(c)(d)	790	790
Housing RB (Caribbean Key Apts) Series 1996F
3.78%, 07/04/07 (a)(b)	300	300
M/F Housing RB (Cameron Cove Apts) Series 1985XX
3.75%, 07/04/07 (a)(b)	400	400
M/F Mortgage RB (Clarcona Groves Apts) Series 2005A
3.80%, 07/04/07 (a)(b)	4,250	4,250
M/F Mortgage RB (Lynn Lake Apts) Series 2005B1
3.81%, 07/05/07 (a)(b)	10,100	10,100
M/F Mortgage RB (Pinnacle Pointe Apts) Series 2003N
3.80%, 07/04/07 (a)(b)	2,335	2,335
M/F Mortgage RB (Wexford Apts) Series 2003P
3.80%, 07/04/07 (a)(b)	7,840	7,840
RB (Timberline Apts) Series 1999P
3.80%, 07/04/07 (a)(b)	5,935	5,935
Florida Hurricane Catastrophe Fund Finance Corp
RB
3.82%, 07/05/07 (a)(b)(c)(d)	37,000	37,000
3.83%, 07/05/07 (a)(c)(d)	4,985	4,985
Florida Local Government Finance Commission
Pooled CP Series 1994A
3.70%, 08/09/07 (b)	14,344	14,344
3.73%, 08/13/07 (b)	25,000	25,000
3.70%, 08/14/07 (b)	30,000	30,000
Gainesville
IDRB (Lifesouth Community Blood Centers) Series 1999
3.74%, 07/04/07 (a)(b)	4,975	4,975
Gulf Breeze
Local Government Loan Program RB Series 1985C
3.75%, 07/05/07 (a)(b)(c)	960	960
Local Government Loan Program RB Series 1985E
3.75%, 07/05/07 (a)(b)(c)	7,350	7,350
Highlands Cnty Health Facilities Auth
Hospital RB Series 2003D & 2006C
3.79%, 07/05/07 (a)(b)(c)(d)	4,725	4,725
Hillsborough Cnty
Solid Waste & Resource Recovery RB Series 2006A
3.82%, 07/05/07 (a)(b)(c)(d)	9,555	9,555
Hillsborough Cnty Aviation Auth
RB (Tampa International Airport) Series 2003A
3.81%, 07/05/07 (a)(b)(c)(d)	5,495	5,495
Hillsborough Cnty Educational Facilities Auth
RB (Univ of Tampa) Series 2000
3.78%, 07/05/07 (a)(b)	5,100	5,100
Hillsborough Cnty HFA
M/F Housing RB (Claymore Crossing Apts) Series 2005
3.79%, 07/04/07 (a)(b)	1,000	1,000
M/F Housing RB (Lake Kathy Apts) Series 2005
3.79%, 07/05/07 (a)(b)	5,000	5,000
Hillsborough Cnty IDA
Educational Facilities RB (Berkeley Preparatory School) Series 1999
3.74%, 07/04/07 (a)(b)	4,280	4,280
IDRB (Univ Community Hospital) Series 1994
3.80%, 07/05/07 (a)(b)(c)(d)	59,015	59,015

See financial notes 13

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Independent Day School) Series 2000
3.78%, 07/05/07 (a)(b)	700	700
RB (Tampa Metropolitan Area YMCA) Series 2000
3.75%, 07/05/07 (a)(b)	7,600	7,600
Hillsborough Cnty Port District
Refunding RB (Tampa Port Auth) Series 2005A
3.82%, 07/05/07 (a)(b)(c)(d)	6,649	6,649
Hillsborough Cnty SD
COP (Master Lease Program) Series 2007
3.80%, 07/05/07 (a)(b)(c)(d)	32,265	32,265
Sales Tax Refunding RB Series 2007
3.78%, 07/05/07 (a)(b)(c)(d)	14,365	14,365
Jacksonville Aviation Auth
Refunding RB Series 2005
3.80%, 07/04/07 (a)(b)(c)	4,000	4,000
Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal High School) Series 2002
3.73%, 07/04/07 (a)(b)	5,200	5,200
RB (Bolles School) Series 1999A
3.79%, 07/05/07 (a)(b)	1,300	1,300
Refunding RB (YMCA of FL First Coast) Series 2003
3.73%, 07/05/07 (a)(b)	4,550	4,550
Special Facility Airport RB (Holland Sheltair Aviation Group) Series 2004A1
3.78%, 07/05/07 (a)(b)	3,910	3,910
Jacksonville Health Facilities Auth
RB (River Garden/The Coves) Series 1994
3.79%, 07/05/07 (a)(b)	3,045	3,045
Jacksonville HFA
M/F Housing Refunding RB (St Augustine Apts) Series 2006
3.73%, 07/04/07 (a)(b)	3,300	3,300
Lake Cnty SD
COP Series 2006B
3.79%, 07/05/07 (a)(b)(c)(d)	10,825	10,825
Lake Shore Hospital Auth
Health Facility RB (Lake Shore Hospital) Series 1991
3.74%, 07/06/07 (a)(b)	2,800	2,800
Manatee Cnty HFA
M/F Housing RB (La Mirada Gardens) Series 2002A
3.83%, 07/05/07 (a)(b)	4,000	4,000
M/F Housing RB (Sabal Palm Harbor Apts) Series 2000A
3.82%, 07/04/07 (a)(b)	4,200	4,200
Miami-Dade Cnty
Aviation RB (Miami International Airport) Series 2002
3.82%, 07/05/07 (a)(b)(c)(d)	5,370	5,370
Aviation RB (Miami International Airport) Series 2005A
3.82%, 07/05/07 (a)(b)(c)(d)	9,105	9,105
Capital Asset Acquisition Special Obligation Bonds Series 2007A
3.79%, 07/05/07 (a)(b)(c)(d)	13,165	13,165
GO Bonds Series 2005
3.80%, 07/05/07 (a)(b)(c)(d)	9,880	9,880
Solid Waste System RB Series 2005
3.79%, 07/05/07 (a)(b)(c)(d)	5,410	5,410
3.79%, 07/05/07 (a)(b)(c)(d)	5,430	5,430
Miami-Dade Cnty IDA
IDRB (Airbus Service Co) Series 1998A
3.74%, 07/05/07 (a)(b)	7,680	7,680
RB (Gulliver Schools) Series 2000
3.75%, 07/05/07 (a)(b)	3,700	3,700
Miami-Dade Cnty SD
COP Series 2007A
3.78%, 07/05/07 (a)(b)(c)(d)	18,315	18,315
COP Series 2007B
3.78%, 07/05/07 (a)(b)(c)(d)	12,870	12,870
Ocala
Utility Systems RB Series 2005B
3.79%, 07/05/07 (a)(b)(c)(d)	1,495	1,495
Ocean Highway & Port Auth
RB Series 1990
3.98%, 07/04/07 (a)(b)	9,000	9,000
Okeechobee Cnty
Exempt Facility RB (Okeechobee Landfill) Series 1999
3.82%, 07/05/07 (a)(b)	15,000	15,000
Orange Cnty Health Finance Auth
Refunding Program RB (Pooled Hospital Loan) Series 1985
3.75%, 08/14/07 (b)	19,300	19,300
Orange Cnty HFA
M/F Housing RB (Alta Westgate Apts) Series 2005C
3.77%, 07/04/07 (a)(b)	6,920	6,920
M/F Housing Refunding RB (Andover Place Apts) Series 1998F
3.78%, 07/05/07 (a)(b)	6,000	6,000
Orange Cnty IDA
IDRB (Central Florida YMCA) Series 2002A
3.75%, 07/05/07 (a)(b)	3,850	3,850
RB (Central Florida YMCA) Series 2005
3.73%, 07/05/07 (a)(b)	5,600	5,600
Orange Cnty SD
COP Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	5,277	5,277
COP Series 2006B
3.79%, 07/05/07 (a)(b)(c)(d)	2,985	2,985
Orlando & Orange Cnty Expressway Auth
RB Series 2007A
3.78%, 07/05/07 (a)(b)(c)(d)	50,000	50,000
Palm Beach Cnty
Airport RB (Galaxy Aviation) Series 2000A
3.80%, 07/04/07 (a)(b)	7,190	7,190

14 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Criminal Justice Facilties RB Series 1997
3.79%, 07/05/07 (a)(b)(c)(d)	7,495	7,495
RB (Norton Gallery & School of Art) Series 1995
3.75%, 07/04/07 (a)(b)	2,500	2,500
Palm Beach Cnty HFA
M/F Housing Refunding RB (Emerald Bay Club Apts) Series 2004
3.76%, 07/05/07 (a)(b)	7,000	7,000
M/F Housing Refunding RB (Spinnaker Landing Apts) Series 1998
3.81%, 07/05/07 (a)(b)	2,545	2,545
Pinellas Cnty Educational Facilities Auth
RB (Shorecrest Preparatory School) Series 2001
3.73%, 07/04/07 (a)(b)	800	800
Pinellas Cnty HFA
M/F Housing RB (Greenwood Apts) Series 2002A
3.78%, 07/05/07 (a)(b)	6,460	6,460
Pinellas Cnty Industry Council
RB (Operation Par) Series 1999
3.84%, 07/05/07 (a)(b)	3,795	3,795
Santa Rosa Cnty
Health Facilities RB (Baptist Hospital) Series 2003
3.73%, 07/05/07 (a)(b)	6,820	6,820
Sarasota Cnty
RB (Sarasota Family YMCA) Series 1999
3.77%, 07/05/07 (a)(b)	440	440
Seminole Cnty IDA
IDRB (Amrhein Family Limited Partnership) Series 2001
3.79%, 07/04/07 (a)(b)	3,965	3,965
South Florida Water Management District
COP Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	18,330	18,330
3.79%, 07/05/07 (a)(b)(c)(d)	18,855	18,855
St Johns Cnty
Water & Sewer Refunding RB Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	11,015	11,015
St Johns Cnty SD
COP (Master Lease Program) Series 2006
3.80%, 07/05/07 (a)(b)(c)(d)	13,530	13,530
Sumter Landing Community Development District
Recreational RB Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	2,000	2,000
Sunshine State Governmental Financing Commission
CP Series 1998A
3.73%, 07/02/07 (b)(c)	6,080	6,080
3.70%, 08/23/07 (b)(c)	59,209	59,209
Tampa Bay Water Auth
Utility System RB Series 2002
3.78%, 07/05/07 (a)(b)	5,400	5,400
Utility System Refunding & Improvement RB Series 2005
3.79%, 07/05/07 (a)(b)(c)(d)	10,875	10,875
Univ of South Florida Research Foundation
RB (Interdisciplinary Research Building) Series 2004A
3.72%, 07/04/07 (a)(b)	13,855	13,855
Volusia Cnty
Tourist Development Tax RB Series 2004
3.78%, 07/05/07 (a)(b)(c)(d)	14,560	14,560
Volusia Cnty Health Facilities Auth
Hospital Facilities RB (Memorial Health Systems) Series 1996
3.80%, 07/05/07 (a)(b)(c)(d)	38,965	38,965
Winter Haven
Utility System Improvement & Refunding RB Series 2005
3.78%, 07/05/07 (a)(b)(c)(d)	8,160	8,160

		1,277,764

Georgia 4.3%

Atlanta
Airport General Refunding RB Series 2000A
3.79%, 07/05/07 (a)(b)(c)(d)	11,195	11,195
Airport General Refunding RB Series 2000C
3.81%, 07/05/07 (a)(b)(c)(d)	3,385	3,385
Airport Passenger Facility Charge & Subordinate Lien General RB Series 2004C
3.79%, 07/05/07 (a)(b)(c)(d)	5,160	5,160
Subordinate Lien Tax Allocation Bonds (Atlantic Station) Series 2006
3.82%, 07/05/07 (a)(b)	13,000	13,000
Water & Wastewater RB Series 2004
3.77%, 07/04/07 (a)(b)(c)(d)	4,500	4,500
Water & Wastewater Revenue CP Series 2006-1
3.78%, 12/19/07 (b)	4,000	4,000
Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts) Series 2007
3.83%, 07/05/07 (a)(b)	14,000	14,000
M/F Housing RB (Capitol Gateway Apts Phase I) Series 2005
3.84%, 07/05/07 (a)(b)	4,125	4,125
M/F Housing RB (Delmonte/Brownlee Court) Series 2001A
3.79%, 07/04/07 (a)(b)	4,510	4,510
M/F Housing RB (Lindbergh City Center Apts) Series 2004
3.80%, 07/05/07 (a)(b)	5,000	5,000
M/F Housing RB (M St Apts) Series 2003
3.79%, 07/05/07 (a)(b)	7,000	7,000
M/F Housing RB (Peaks at West Atlanta Apts) Series 2001
3.79%, 07/04/07 (a)(b)	4,700	4,700

See financial notes 15

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Sr Housing RB (Big Bethel Village) Series 2001
3.79%, 07/04/07 (a)(b)	4,400	4,400
Augusta Housing Auth
M/F Housing RB (G-Hope) Series 2001
3.79%, 07/04/07 (a)(b)	3,555	3,555
Burke Cnty Development Auth
Pollution Control RB (Oglethorpe Power Corp) Series 2006B3
3.70%, 10/02/07 (b)(c)	5,000	5,000
Cherokee Cnty
IDRB (Universal Alloy Corp) Series 1996
3.84%, 07/05/07 (a)(b)	1,100	1,100
Cherokee Cnty SD
GO Bonds Series 2007A
3.79%, 07/05/07 (a)(b)(c)(d)	25,120	25,120
Clarke Cnty Hospital Auth
Revenue Certificates (Athens Regional Medical Center) Series 2007
3.78%, 07/05/07 (a)(b)(c)(d)	28,715	28,715
Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts) Series 1997
3.81%, 07/04/07 (a)(b)	11,595	11,595
Cobb Cnty Housing Auth
M/F Housing RB (Walton Green Apts) Series 1995
3.82%, 07/05/07 (a)(b)	13,500	13,500
M/F Housing RB (Woodchase Village Apts) Series 2003
3.87%, 07/05/07 (a)(b)	4,000	4,000
M/F Housing Refunding RB (Walton Park Apts) Series 2000
3.81%, 07/05/07 (a)(b)	21,100	21,100
Columbus Development Auth
RB (Foundation Properties) Series 2002
3.78%, 07/05/07 (a)(b)	10,965	10,965
Columbus Housing Auth
M/F Housing RB (Eagles Trace Apts) Series 2002
3.79%, 07/04/07 (a)(b)	6,000	6,000
Dalton Development Auth
Revenue Certificates (Hamilton Health Care System) Series 2003B
3.73%, 07/05/07 (a)(b)	5,245	5,245
DeKalb Cnty
Water & Sewerage RB Series 2003A
3.80%, 07/05/07 (a)(c)(d)	13,265	13,265
Water & Sewerage RB Series 2006A
3.78%, 07/05/07 (a)(b)(c)(d)	9,975	9,975
DeKalb Cnty Development Auth
RB (Arbor Montessori School) Series 1998
3.74%, 07/04/07 (a)(b)	1,100	1,100
DeKalb Cnty Housing Auth
M/F Housing RB (Brittany Apts) Series 2001
3.84%, 07/05/07 (a)(b)	7,200	7,200
M/F Housing RB (Eagles Trace Apts) Series 1996
3.78%, 07/04/07 (a)(b)	8,450	8,450
M/F Housing RB (Mountain Crest Apts) Series 2002
3.79%, 07/04/07 (a)(b)	7,615	7,615
M/F Housing RB (Villas of Friendly Heights Apts) Series 2001
3.79%, 07/04/07 (a)(b)	3,305	3,305
M/F Housing RB (Wesley Club Apts) Series 2002
3.79%, 07/04/07 (a)(b)	5,760	5,760
Effingham Cnty IDA
RB (TEMCOR) Series 2001
3.79%, 07/04/07 (a)(b)	2,640	2,640
Fulton Cnty
Water & Sewerage RB Series 2004
3.78%, 07/05/07 (a)(b)(c)(d)	17,755	17,755
Fulton Cnty Development Auth
RB (Atlanta International School) Series 1997
3.74%, 07/04/07 (a)(b)	2,200	2,200
RB (Children’s Healthcare of Atlanta) Series 2005A
3.79%, 07/05/07 (a)(c)(d)	46,395	46,395
Georgia
GO Bonds Series 2002B
3.79%, 07/05/07 (a)(c)(d)	890	890
GO Refunding Bonds Series 2004C
3.79%, 07/05/07 (a)(c)(d)	2,575	2,575
Gwinnett Cnty Development Auth
COP (Gwinnett Cnty Public Schools) Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	33,290	33,290
3.80%, 07/05/07 (a)(b)(c)(d)	25,835	25,835
Jefferson Cnty Development Auth
IDRB (Grove River Mills) Series 1997
3.84%, 07/05/07 (a)(b)	900	900
Laurens Cnty Development Auth
Solid Waste Disposal RB (Southeast Paper Manufacturing Co) Series 1993
3.79%, 07/05/07 (a)(b)	25,000	25,000
Solid Waste Disposal RB (Southeast Paper Manufacturing Co) Series 1997
3.79%, 07/05/07 (a)(b)	26,000	26,000
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002
3.78%, 07/05/07 (a)(b)(d)	7,700	7,700

16 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Lowndes Cnty Development Auth
M/F Housing RB (FMPH Valdosta) Series 1999
3.79%, 07/04/07 (a)(b)	4,510	4,510
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 1998
3.74%, 07/04/07 (a)(b)	4,000	4,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005
3.78%, 07/05/07 (a)(b)	14,300	14,300
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Revenue CP BAN Series 2004A
3.75%, 10/09/07 (b)	12,500	12,500
Sales Tax Revenue CP BAN (Third Indenture) Series 2004A
3.70%, 08/23/07 (b)	16,300	16,300
Miller Cnty Development Auth
IDRB (Birdsong Corp) Series 2000
3.79%, 07/04/07 (a)(b)	2,200	2,200
Pooler Development Auth
M/F Housing RB (Alta Towne Lake Apts) Series 2005
3.78%, 07/05/07 (a)(b)	19,500	19,500
Private Colleges & Universities Auth
CP Notes (Emory Univ)
3.75%, 07/19/07	22,000	22,000
Savannah Economic Development Auth
Exempt Facility RB (Georgia Kaolin Terminal) Series 1997
3.78%, 07/05/07 (a)(b)	6,000	6,000
Exempt Facility RB (Home Depot) Series 1995B
3.78%, 07/04/07 (a)(b)	5,000	5,000
First Mortgage RB (Marshes of Skidaway Island) Series 2003C
3.77%, 07/05/07 (a)(b)	295	295
Savannah Housing Auth
M/F Housing RB (Indigo Pointe Apts) Series 2001A1
3.79%, 07/04/07 (a)(b)	3,500	3,500
M/F Housing RB (Live Oak Plantation Apts) Series 2001A1
3.79%, 07/04/07 (a)(b)	2,500	2,500
Summerville Development Auth
Exempt Facility RB (Image Industries) Series 1997
3.80%, 07/05/07 (a)(b)	11,000	11,000
Walton Cnty Development Auth
RB (Tucker Door & Trim Corp) Series 2000
3.89%, 07/04/07 (a)(b)	2,300	2,300
Webster Cnty IDA
IDRB (Tolleson Lumber Co) Series 1999
3.84%, 07/05/07 (a)(b)	4,000	4,000
Winder-Barrow Industrial Building Auth
IDRB (Progress Container Corp) Series 2000
3.79%, 07/04/07 (a)(b)	1,985	1,985
Worth Cnty
Refunding IDRB (Seabrook Peanut Co) Series 1996B
3.79%, 07/04/07 (a)(b)	1,300	1,300

		601,910

Hawaii 0.5%

Hawaii
GO Bonds Series 2002CZ
3.79%, 07/05/07 (a)(b)(c)(d)	5,900	5,900
Special Purpose Refunding RB (Hawaiian Electric Co) Series 2000
3.81%, 07/05/07 (a)(b)(c)(d)	9,095	9,095
Honolulu Board of Water Supply
Water System RB Series 2006A
3.78%, 07/05/07 (a)(b)(c)(d)	7,000	7,000
Honolulu City & Cnty
GO Bonds Series 2003A
3.79%, 07/05/07 (a)(b)(c)(d)	14,995	14,995
GO CP Series H
3.70%, 07/12/07 (b)	38,000	38,000

		74,990

Idaho 0.3%

Idaho
TAN Series 2007
3.73%, 06/30/08 (f)	35,000	35,258
Idaho State Univ Foundation
RB (LE & Thelma E. Stephens Performing Arts Center) Series 2001
3.73%, 07/05/07 (a)(b)	1,965	1,965

		37,223

Illinois 7.4%

Carol Stream
M/F Housing Refunding RB (St Charles Square) Series 1997
3.86%, 07/04/07 (a)(b)	4,415	4,415
Chicago
General Airport Third Lien RB (O’Hare International Airport) Series 2003B2
3.83%, 07/05/07 (a)(b)(c)(d)	8,595	8,595
General Airport Third Lien RB (O’Hare International Airport) Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	5,193	5,193
3.79%, 07/05/07 (a)(b)(c)(d)	20,505	20,505
3.79%, 07/05/07 (a)(b)(c)(d)	26,225	26,225
General Airport Third Lien Refunding RB (O’Hare International Airport) Series 2003A2
3.82%, 07/05/07 (a)(b)(c)(d)	7,895	7,895

See financial notes 17

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

General Airport Third Lien Refunding RB (O’Hare International Airport) Series 2003B2
3.83%, 07/05/07 (a)(b)(c)(d)	10,800	10,800
General Airport Third Lien Refunding RB (O’Hare International Airport) Series 2005B
3.74%, 07/05/07 (a)(b)(c)(d)	9,655	9,655
3.79%, 07/05/07 (a)(b)(c)(d)	11,370	11,370
GO Bonds Series 2007B
3.79%, 07/05/07 (a)(b)(c)(d)	14,855	14,855
GO Bonds Series 2007C, D, J
3.79%, 07/05/07 (a)(b)(c)(d)	18,825	18,825
GO Bonds Series 2007G
3.79%, 07/05/07 (a)(b)(c)(d)	13,815	13,815
GO Project & Refunding Bonds Series 2005B
3.80%, 07/05/07 (a)(b)(c)(d)	6,835	6,835
GO Project & Refunding Bonds Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	62,325	62,325
GO Project & Refunding Bonds Series 2007A
3.78%, 07/05/07 (a)(b)(c)(d)	33,000	33,000
3.79%, 07/05/07 (a)(b)(c)(d)	11,455	11,455
M/F Housing RB (Central Station Senior Housing) Series 2004
3.82%, 07/05/07 (a)(b)	9,500	9,500
Midway Airport RB Series 1998C
3.79%, 07/05/07 (a)(b)(c)(d)	24,480	24,480
Sales Tax Refunding RB Series 2005
3.80%, 07/05/07 (a)(b)(c)(d)	9,685	9,685
Second Lien Passenger Facility Charge RB (O’Hare International Airport) Series 2001A
3.84%, 07/04/07 (a)(b)(c)(d)	11,070	11,070
3.81%, 07/05/07 (a)(b)(c)(d)	6,315	6,315
Second Lien Wastewater Transmission Refunding RB Series 2001
3.79%, 07/05/07 (a)(b)(c)(d)	21,590	21,590
Special Facilities RB (O’Hare Tech Center II) Series 2002
3.79%, 07/05/07 (a)(b)	15,500	15,500
Sr Lien Water RB Series 2000
3.80%, 07/05/07 (a)(c)(d)	12,975	12,975
Wastewater Transmission RB Series 1998A
3.80%, 07/05/07 (a)(b)(c)(d)	2,785	2,785
Chicago Board of Education
Unlimited Tax GO Bonds Series 1997
3.79%, 07/05/07 (a)(b)(c)(d)	7,120	7,120
Unlimited Tax GO Bonds Series 2006B
3.79%, 07/05/07 (a)(b)(c)(d)	16,985	16,985
Community Unit SD #308
GO School Bonds Series 2007
3.79%, 07/04/07 (a)(b)(c)(d)	14,480	14,480
Cook Cnty
GO Capital Improvement Bonds Series 2004B
3.79%, 07/05/07 (a)(b)(c)(d)	6,850	6,850
RB (Catholic Theological Union) Series 2005
3.76%, 07/04/07 (a)(b)	4,000	4,000
East Dundee, Kane & Cook Counties
IDRB (Otto Engineering) Series 1998
3.85%, 07/05/07 (a)(b)	1,420	1,420
Hampshire
IDRB (Poli-Film America) Series 1998A
3.80%, 07/05/07 (a)(b)	2,200	2,200
Illinois
Civic Center Bonds Series 1991
3.79%, 07/05/07 (a)(b)(c)(d)	2,940	2,940
GO Bonds Series 2000
3.79%, 07/05/07 (a)(b)(c)(d)	19,575	19,575
3.80%, 07/05/07 (a)(b)(c)(d)	14,000	14,000
GO Bonds Series 2002
3.79%, 07/05/07 (a)(b)(c)(d)	12,375	12,375
3.80%, 07/05/07 (a)(b)(c)(d)	14,125	14,125
GO Bonds Series 2003
3.79%, 07/05/07 (a)(b)(c)(d)	22,500	22,500
GO Bonds Series 2006
3.79%, 07/05/07 (a)(c)(d)	1,745	1,745
3.79%, 07/05/07 (a)(c)(d)	2,390	2,390
GO Bonds Series 2007
3.79%, 07/05/07 (a)(b)(c)(d)	6,360	6,360
Illinois Finance Auth
Economic Development RB (Korex Corp) Series 1990
3.84%, 07/05/07 (a)(b)	4,000	4,000
Gas Supply Refunding RB (People’s Gas) Series 2003E
3.83%, 07/05/07 (a)(b)(c)(d)	14,995	14,995
IDRB (Arc-Tronics) Series 1999
3.82%, 07/04/07 (a)(b)	1,380	1,380
IDRB (Camcraft Inc) Series 1993
3.96%, 07/04/07 (a)(b)	1,400	1,400
IDRB (Radiological Society of North America) Series 1997
3.83%, 07/05/07 (a)(b)	2,630	2,630
Qualified Residential Rental Bonds (River Oaks) Series 1989
3.78%, 07/04/07 (a)(b)	32,000	32,000
RB (Aurora Central Catholic High School) Series 1994
4.01%, 07/04/07 (a)(b)	1,000	1,000
RB (Catholic Charities Housing Development Corp) Series 1993A
3.91%, 07/04/07 (a)(b)	9,160	9,160
RB (Catholic Charities Housing Development Corp) Series 1993B
3.91%, 07/04/07 (a)(b)	910	910
RB (Chicago Academy of Sciences) Series 1997
3.80%, 07/04/07 (a)(b)	295	295

18 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Francis W. Parker School) Series 1999
3.77%, 07/04/07 (a)(b)	2,355	2,355
RB (Lake Forest Academy) Series 1994
3.76%, 07/04/07 (a)(b)	4,000	4,000
RB (Northwestern Univ) Series 2003
3.79%, 07/05/07 (a)(c)(d)	14,020	14,020
RB (Perspectives Charter School) Series 2003
3.75%, 07/05/07 (a)(b)	5,400	5,400
RB (Richard H. Driehaus Museum) Series 2005
3.76%, 07/04/07 (a)(b)	3,800	3,800
RB (St Ignatius College Prep) Series 2002
3.76%, 07/04/07 (a)(b)(d)	2,800	2,800
RB (Univ of Chicago) Series 2007
3.79%, 07/05/07 (a)(c)(d)	25,430	25,430
Retirement Housing RB (Regency Park at Lincolnwood) Series 1991B
3.79%, 07/05/07 (a)(c)(d)	10,460	10,460
Water Facilities Refunding RB (Illinois-American Water Co) Series 2002
3.87%, 07/05/07 (a)(b)(c)	5,000	5,000
Illinois Health Facilities Auth
RB (Ingalls Health System) Series 1994
3.79%, 07/05/07 (a)(b)(c)(d)	28,120	28,120
Illinois Housing Development Auth
M/F Mortgage Refunding RB (Hyde Park Tower Apts) Series 2000A
3.82%, 07/04/07 (a)(b)	4,500	4,500
Illinois Sports Facilities Auth
RB Series 2001
3.80%, 07/05/07 (a)(b)(c)(d)	9,030	9,030
Illinois Toll Highway Auth
Sr Priority RB Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	6,905	6,905
3.80%, 07/05/07 (a)(b)(c)(d)	10,600	10,600
Sr Priority RB Series 2006A1
3.80%, 07/05/07 (a)(b)(c)(d)	10,385	10,385
Sr Priority RB Series 2006A2
3.79%, 07/05/07 (a)(b)(c)(d)	10,400	10,400
3.79%, 07/05/07 (a)(b)(c)(d)	14,995	14,995
Lombard
Refunding IDRB (B&H Partnership) Series 1995
4.13%, 07/05/07 (a)(b)	1,850	1,850
Metropolitan Pier & Exposition Auth
Bonds (McCormick Place Expansion) Series 2002A
3.79%, 07/05/07 (a)(b)(c)(d)	3,365	3,365
3.79%, 07/05/07 (a)(b)(c)(d)	6,560	6,560
RB Series 1998B
3.79%, 07/05/07 (a)(b)(c)(d)	30,915	30,915
Refunding Bonds (McCormick Place Expansion) Series 1999AC
3.80%, 07/05/07 (a)(b)(c)(d)	9,790	9,790
Refunding Bonds (McCormick Place Expansion) Series 2002B
3.79%, 07/04/07 (a)(b)(c)(d)	18,490	18,490
Metropolitan Water Reclamation District of Greater Chicago
GO Refunding Bonds Unlimited Tax Series 2007B & Limited Tax Series 2007C
3.79%, 07/05/07 (a)(c)(d)	44,355	44,355
Unlimited Tax GO Refunding Bonds Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	10,000	10,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998
3.76%, 07/04/07 (a)(b)	5,000	5,000
Regional Transportation Auth
GO Bonds Series 2004A
3.79%, 07/05/07 (a)(b)(c)(d)	10,631	10,631
GO Bonds Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	29,060	29,060
GO Refunding Bonds Series 1999
3.80%, 07/05/07 (a)(b)(c)(d)	9,730	9,730
3.80%, 07/05/07 (a)(b)(c)(d)	12,055	12,055
Rockford
IDRB (Ring Can Corp) Series 1998
3.79%, 07/04/07 (a)(b)	440	440
IDRB (Rockford Industrial Welding Supply) Series 1996
3.87%, 07/05/07 (a)(b)	2,000	2,000
Schaumburg
GO Bonds Series 2004B
3.79%, 07/05/07 (a)(b)(c)(d)	18,675	18,675
Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004
3.87%, 07/05/07 (a)(b)	6,860	6,860
Univ of Illinois
Auxiliary Facilities RB Series 1999A
3.79%, 07/04/07 (a)(b)(c)(d)	3,500	3,500
Wheeling
M/F Housing Refunding RB (Woodland Creek Apts II) Series 2002
3.78%, 07/05/07 (a)(b)	17,655	17,655
Will-Kankakee Regional Development Auth
IDRB (Toltec Steel Services) Series 2002
3.81%, 07/05/07 (a)(b)	6,070	6,070
Woodridge
M/F Housing Refunding RB (Hinsdale Lake Terrace Apts) Series 1990
3.78%, 07/06/07 (a)(b)(c)	20,760	20,760

See financial notes 19

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Yorkville
IDRB (FE Wheaton & Co) Series 1996
4.15%, 07/05/07 (a)(b)	950	950

		1,033,409

Indiana 2.0%

Brownburg 1999 School Bldg Corp
First Mortgage Refunding Bonds Series 2005B
3.80%, 07/05/07 (a)(b)(c)(d)	11,560	11,560
Elkhart Cnty
Economic Development RB (West Plains Apts) Series 1998A
3.96%, 07/04/07 (a)(b)	1,695	1,695
Indiana Bond Bank
Special Program Refunding Bonds (Hendricks Regional Health) Series 2007A
3.80%, 07/05/07 (a)(b)(c)(d)	9,865	9,865
Indiana Finance Auth
Environmental RB (PSI Energy Inc) Series 2005B
3.80%, 07/04/07 (a)(b)	10,500	10,500
Highway RB
3.82%, 07/05/07 (a)(b)(c)(d)	75,525	75,525
Highway Refunding RB Series 2007A
3.79%, 07/05/07 (a)(b)(c)(d)	9,035	9,035
3.79%, 07/05/07 (a)(b)(c)(d)	10,000	10,000
IDRB (Big Sky Park) Series 1999
3.81%, 07/05/07 (a)(b)	4,000	4,000
IDRB (Cives Corp) Series 1998
3.84%, 07/05/07 (a)(b)	5,150	5,150
State Revolving Fund Program Series 2006B
3.80%, 07/05/07 (a)(c)(d)	5,630	5,630
Indiana Health Facility Financing Auth
Hospital RB (Community Hospital Network) Series 2005
3.79%, 07/05/07 (a)(b)(c)(d)	9,995	9,995
Hospital RB (Sisters of St Francis Health Services) Series 1999A
3.79%, 07/05/07 (a)(b)(c)(d)	7,605	7,605
Insured RB Series 1985A
3.78%, 07/04/07 (a)(b)(c)	2,780	2,780
Indiana HFA
S/F Mortgage RB Series 2000B2
3.82%, 07/05/07 (a)(c)(d)	3,620	3,620
S/F Mortgage RB Series 2002B
3.84%, 07/04/07 (a)(c)(d)	2,250	2,250
S/F Mortgage RB Series 2004B2 & 2005C2
3.83%, 07/05/07 (a)(c)(d)	5,080	5,080
S/F Mortgage RB Series 2006D1
3.81%, 07/05/07 (a)(c)(d)	14,000	14,000
Indiana Municipal Power Agency
Power Supply System RB Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	7,000	7,000
Indianapolis
M/F Housing RB (Nora Pines Apts) Series 2001
3.84%, 07/05/07 (a)(b)	9,275	9,275
Thermal Energy System RB Series 2001A
3.80%, 07/05/07 (a)(b)(c)(d)	9,900	9,900
Indianapolis Local Public Improvement Bond Bank
Bonds (Indianapolis Airport Auth) Series 2005B
3.82%, 07/05/07 (a)(b)(c)(d)	3,125	3,125
Bonds (Waterworks) Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	4,245	4,245
RB (Indianapolis Airport Auth) Series 2004I
3.81%, 07/05/07 (a)(b)(c)(d)	11,295	11,295
IPS Multi-School Building Corp
First Mortgage Refunding Bonds Series 2007
3.80%, 07/05/07 (a)(b)(c)(d)	13,235	13,235
Jay School Building Corp
First Mortgage Refunding Bonds Series 2006
3.79%, 07/04/07 (a)(b)(c)(d)	4,535	4,535
St Joseph Cnty
Economic Development RB (Corby Apts) Series 1997B
3.86%, 07/04/07 (a)(b)	3,325	3,325
Economic Development RB (Pin Oaks Apts) Series 1997A
3.86%, 07/04/07 (a)(b)	1,000	1,000
Economic Development RB (Western Manor Apts) Series 1997C
3.86%, 07/04/07 (a)(b)	2,130	2,130
St Joseph Cnty Hospital Auth
Health System RB Series 2007 (Memorial Health Systems)
3.78%, 07/05/07 (a)(c)(d)	18,000	18,000
Vigo Cnty
Economic Development RB (Sisters of Providence) Series 2001
3.84%, 07/05/07 (a)(b)	3,500	3,500
Wayne Township School Building Corp
First Mortgage Refunding Bonds Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	5,145	5,145

		284,000

Iowa 0.5%

Des Moines Metropolitan Wastewater Reclamation Auth
Sewer RB Series 2004B
3.79%, 07/05/07 (a)(b)(c)(d)	6,470	6,470
Iowa Finance Auth
M/F Housing RB (Country Club Villlage) Series 2006
3.82%, 07/05/07 (a)(b)	11,370	11,370

20 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Iowa Higher Education Loan Auth
Private College Facility RB (Graceland Univ) Series 2003
3.78%, 07/05/07 (a)(b)	2,000	2,000
Iowa School Corp
Cash Anticipation Program Warrant Certificates Series 2007-2008A
3.73%, 06/27/08 (b)	20,000	20,147
Tobacco Settlement Auth
Asset-Backed Bonds Series 2001B
3.77%, 07/04/07 (a)(c)(d)	21,710	21,710
Asset-Backed Bonds Series C
3.80%, 07/05/07 (a)(b)(c)(d)	11,820	11,820

		73,517

Kansas 0.1%

Kansas Development Finance Auth
M/F Housing RB (Saddlewood Apts) Series 2004M
3.85%, 07/05/07 (a)(b)	7,600	7,600

Kentucky 2.1%

Boyle Cnty
Hospital RB (Ephraim McDowell Health) Series 2006
3.74%, 07/05/07 (a)(b)	8,500	8,500
Elizabethtown
IDRB (ALTEC) Series 1997
3.81%, 07/04/07 (a)(b)	3,000	3,000
Jefferson Cnty
M/F Housing Refunding RB (Camden Brookside Apts) Series 2002
3.76%, 07/05/07 (a)(b)	8,900	8,900
Kentucky Asset/Liability Commission
General Fund Project Notes Series 2007B
3.79%, 07/05/07 (a)(b)(c)(d)	14,955	14,955
General Fund TRAN Series 2007A
3.70%, 06/26/08	25,000	25,189
3.71%, 06/26/08	75,000	75,560
Project Notes (2005 General Fund) Second Series A1 & A2
3.75%, 08/07/07 (c)	50,000	50,000
3.75%, 10/03/07 (c)	6,700	6,700
3.75%, 10/11/07 (c)	12,500	12,500
Kentucky Higher Education Student Loan Corp
Insured RB Series 1991E
3.80%, 07/04/07 (a)(b)(c)	12,600	12,600
Insured RB Series 1996A
3.80%, 07/04/07 (a)(b)(c)	23,850	23,850
Kentucky Housing Corp
RB Series 1998B
3.82%, 07/01/07 (a)(c)(d)	11,995	11,995
RB Series 2002A
3.84%, 07/04/07 (a)(c)(d)	2,750	2,750
Kentucky State Property & Buildings Commission
Refunding RB Project No.84
3.80%, 07/05/07 (a)(b)(c)(d)	24,855	24,855
Louisville & Jefferson Cnty Metropolitan Sewer District
Sewage & Drainage System RB Series 1999A
3.80%, 07/05/07 (a)(b)(c)(d)	6,115	6,115
Louisville/Jefferson Cnty Metropolitan Government
Health System RB (Norton Healthcare) Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	1,200	1,200
Richmond
IDRB (Mikron) Series 1995
3.80%, 07/04/07 (a)(b)	2,500	2,500

		291,169

Louisiana 2.5%

Ernest N. Morial-New Orleans Exhibit Hall Auth
Sr Subordinate Special Tax Bonds Series 2003A
3.82%, 07/05/07 (a)(b)(c)(d)	4,995	4,995
Louisiana
Gas & Fuels Tax RB Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	3,425	3,425
3.79%, 07/05/07 (a)(b)(c)(d)	12,000	12,000
Gas & Fuels Tax RB Series 2006A
3.78%, 07/05/07 (a)(b)(c)(d)	20,885	20,885
3.79%, 07/05/07 (a)(b)(c)(d)	20,825	20,825
3.79%, 07/05/07 (a)(b)(c)(d)	39,245	39,245
GO Refunding Bonds Series 2005A
3.80%, 07/05/07 (a)(b)(c)(d)	6,275	6,275
Louisiana Citizens Property Insurance Corp
Assessment RB Series 2006B
4.05%, 07/02/07 (a)(b)(c)(d)	16,660	16,660
3.80%, 07/05/07 (a)(b)(c)(d)	22,245	22,245
Louisiana HFA
S/F Mortgage Refunding RB Series 2005A
3.82%, 07/05/07 (a)(c)(d)	18,094	18,094
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Univ of Louisiana-Monroe) Series 2004A
3.75%, 07/05/07 (a)(b)	8,000	8,000
RB (Univ of Louisiana-Monroe) Series 2004C
3.75%, 07/05/07 (a)(b)	12,515	12,515
Louisiana Public Facilities Auth
Refunding RB (Tulane Univ) Series 2007A2
3.78%, 07/05/07 (a)(b)(c)(d)	9,995	9,995
Louisiana State Univ & Agricultural and Mechanical College
Auxiliary RB Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	9,225	9,225
New Orleans
GO Refunding Bonds Series 2005
3.81%, 07/05/07 (a)(b)(c)(d)	7,940	7,940

See financial notes 21

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New Orleans Aviation Board
Refunding Bonds Series 1993B
3.78%, 07/05/07 (a)(b)(c)	4,220	4,220
New Orleans IDB
M/F Housing RB (3700 Orleans) Series 2000
3.81%, 07/05/07 (a)(b)	29,000	29,000
St James Parish
Pollution Control Refunding RB (Texaco) Series 1988A
3.72%, 07/12/07	59,030	59,030
Pollution Control Refunding RB (Texaco) Series 1988B
3.72%, 07/12/07	39,030	39,030

		343,604

Maine 0.5%

Maine Finance Auth
RB (Jackson Laboratory) Series 2002
3.79%, 07/05/07 (a)(b)	5,320	5,320
Solid Waste Disposal RB (Casella Waste Systems) Series 2005
3.78%, 07/05/07 (a)(b)	12,500	12,500
Maine Health & Educational Facilities Auth
RB Series 2006F
3.79%, 07/05/07 (a)(b)(c)(d)	15,130	15,130
Maine Housing Auth
General Housing Draw Down Bonds Series 2005A
3.81%, 07/05/07 (a)(c)(d)	2,920	2,920
General Housing Draw Down Bonds Series 2005B
3.82%, 07/05/07 (a)(c)(d)	450	450
Mortgage Purchase Bonds Series 2002F2
3.82%, 07/05/07 (a)(c)(d)	3,085	3,085
Mortgage Purchase Bonds Series 2006H
3.62%, 12/17/07 (a)	30,000	30,000

		69,405

Maryland 0.9%

Baltimore
Convention Center Hotel RB Sr Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	20,120	20,120
RB (Wastewater)
3.82%, 07/05/07 (a)(b)(c)(d)	7,280	7,280
Howard Cnty
GO Bonds
3.82%, 07/05/07 (a)(c)(d)	10,875	10,875
Maryland & Community Development Administration
S/F Program Bonds Third Series 1999
3.82%, 07/05/07 (a)(c)(d)	30,105	30,105
Maryland Economic Development Corp
IDRB (Dixon Valve & Coupling Co) Series 1998
3.84%, 07/04/07 (a)(b)	490	490
Maryland Energy Financing Administration
Limited Obligation Local District Cooling Facilities RB (Comfort Link) Series 2001
3.79%, 07/04/07 (a)(b)	10,000	10,000
Maryland Health & Higher Educational Facilities Auth
Mortgage RB (Western Maryland Health System) Series 2006A
3.80%, 03/27/08 (a)(b)(c)(d)	14,826	14,826
Project & Refunding RB (Mercy Center) Series 1996
3.79%, 07/05/07 (a)(b)(c)(d)	18,185	18,185
RB (Johns Hopkins Univ) Series 2002A
3.79%, 07/05/07 (a)(c)(d)	15,145	15,145

		127,026

Massachusetts 3.0%

Franklin
BAN
3.55%, 03/27/08	10,050	10,082
Massachusetts
GO Bonds
3.81%, 07/05/07 (a)(b)(c)(d)	11,415	11,415
GO Bonds Consolidated Loan Series 2000C
3.76%, 07/05/07 (a)(c)(d)	2,200	2,200
GO Bonds Consolidated Loan Series 2001D
3.77%, 07/05/07 (a)(b)(c)(d)	2,785	2,785
GO Bonds Consolidated Loan Series 2005A
3.76%, 07/05/07 (a)(b)(c)(d)	1,980	1,980
GO Bonds Consolidated Loan Series 2006A
3.72%, 07/02/07 (a)(c)	1,000	1,000
GO Bonds Consolidated Loan Series 2006E
3.78%, 07/05/07 (a)(b)(c)(d)	2,500	2,500
GO Refunding Bonds Series 2001B
3.71%, 07/05/07 (a)(c)	5,500	5,500
GO Refunding Bonds Series 2003D
3.79%, 07/05/07 (a)(c)(d)	11,000	11,000
GO Refunding Bonds Series 2006C
3.76%, 07/05/07 (a)(b)(c)(d)	9,970	9,970
Special Obligation Dedicated Tax RB Series 2005
3.77%, 07/05/07 (a)(b)(c)(d)	23,800	23,800
Special Obligation Dedicated Tax Refunding RB Series 2005
3.76%, 07/05/07 (a)(b)(c)(d)	2,325	2,325
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2006A
3.77%, 07/05/07 (a)(c)(d)	27,980	27,980
Sr Sales Tax Bonds Series 2006A
3.78%, 07/05/07 (a)(c)(d)	4,200	4,200

22 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Massachusetts Development Finance Agency
M/F Housing RB (Archstone Reading Apts) Series 2004A
3.78%, 07/04/07 (a)(b)	5,000	5,000
M/F Housing RB (Midway Studios) Series 2003A
3.79%, 07/05/07 (a)(b)	10,000	10,000
M/F Housing Refunding RB (Kensington at Chelmsford) Series 2002
3.79%, 07/05/07 (a)(b)	250	250
RB (Boston Children’s Museum) Series 2006
3.70%, 07/04/07 (a)(b)	500	500
RB (Gordon College) Series 2002
3.77%, 07/05/07 (a)(b)	2,060	2,060
RB (YMCA of Greater Boston) Series 2004A
3.74%, 07/05/07 (a)(b)	500	500
Massachusetts Health & Educational Facilities Auth
RB (Baystate Medical Center) Series D
3.78%, 07/05/07 (a)(b)(c)(d)	19,723	19,722
RB (Capital Assets Program) Series 1985D
3.84%, 07/02/07 (a)(b)(c)	3,500	3,500
RB (Massachusetts Institute of Technology) Series I1
3.80%, 07/05/07 (a)(c)(d)	7,930	7,930
RB (Massachusetts Institute of Technology) Series K
3.79%, 07/05/07 (a)(c)(d)	6,710	6,710
RB (Sherrill House) Series A-1
3.74%, 07/05/07 (a)(b)	5,000	5,000
RB (Winchester Hospital) Series D
3.78%, 07/05/07 (a)(b)(c)(d)	12,027	12,027
RB (Worchester City Campus Corp - UMASS) Series 2007F
3.76%, 07/05/07 (a)(b)(c)(d)	4,000	4,000
Revenue Notes (Harvard Univ) Series EE
3.70%, 08/16/07	9,000	9,000
Massachusetts HFA
Housing RB Series 2003S
3.85%, 07/04/07 (a)(c)(d)	4,000	4,000
S/F Housing RB Series 122
3.81%, 07/05/07 (a)(c)(d)	8,310	8,310
S/F Housing RB Series 126
3.77%, 07/05/07 (a)(c)(d)	3,400	3,400
Massachusetts Port Auth
RB Series 2005 A&C
3.78%, 07/05/07 (a)(b)(c)(d)	6,865	6,865
Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A
3.77%, 07/05/07 (a)(b)(c)(d)	6,800	6,800
Dedicated Sales Tax Bonds Series 2007A
3.77%, 07/05/07 (a)(b)(c)(d)	9,000	9,000
3.78%, 07/05/07 (a)(b)(c)(d)	74,450	74,450
Massachusetts Turnpike Auth
Subordinate RB (Metropolitan Highway System) Series 1999A
3.78%, 07/05/07 (a)(b)(c)(d)	4,810	4,810
Massachusetts Water Pollution Abatement Trust
Pool Program Bonds Series 10
3.78%, 07/05/07 (a)(c)(d)	3,820	3,820
Pool Program Bonds Series 12
3.80%, 07/05/07 (a)(c)(d)	500	500
Pool Program Refunding Bonds Series 2006
3.78%, 07/05/07 (a)(c)(d)	5,050	5,050
Massachusetts Water Resources Auth
General RB
3.81%, 07/05/07 (a)(b)(c)(d)	72,105	72,105
General RB Series 2007A
3.77%, 07/05/07 (a)(b)(c)(d)	4,000	4,000
General Revenue Refunding Series 2005B
3.75%, 07/05/07 (a)(b)(c)(d)	5,425	5,425
Wachusett Regional SD
BAN
3.56%, 12/28/07	3,100	3,107

		414,578

Michigan 2.7%

Detroit
Sewage Disposal RB Series 1999A
3.79%, 07/05/07 (a)(b)(c)(d)	34,650	34,650
Sewage Disposal Refunding Sr Lien RB Series 2006D
3.77%, 07/05/07 (a)(b)(c)(d)	16,410	16,410
Sewage Disposal Second Lien RB Series 2001B
3.79%, 07/05/07 (a)(b)(c)(d)	4,260	4,260
Sewage Disposal Sr Lien Refunding RB Series 2003A
3.79%, 07/04/07 (a)(b)(c)(d)	15,095	15,095
Water Supply Refunding RB Second Lien Series 2006C
3.79%, 07/05/07 (a)(b)(c)(d)	6,885	6,885
Water Supply Sr Lien RB Series 2006A
3.77%, 07/04/07 (a)(b)(c)(d)	67,090	67,090
Detroit SD
School Building & Site Improvement Bonds Series 2001A
3.79%, 07/05/07 (a)(b)(c)(d)	87,940	87,940
School Building & Site Improvement Refunding Bonds Series 1998B
3.79%, 07/05/07 (a)(b)(c)(d)	11,535	11,535
School Building & Site Improvement Refunding Bonds Series 2005A
3.78%, 07/05/07 (a)(b)(c)(d)	10,875	10,875
3.79%, 07/05/07 (a)(b)(c)(d)	12,785	12,785
3.79%, 07/05/07 (a)(b)(c)(d)	8,500	8,500

See financial notes 23

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Michigan Higher Education Facilities Auth
Limited Obligation Refunding RB (Hope College) Series 2004
3.75%, 07/05/07 (a)(b)	3,585	3,585
Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge) Series 1985
3.95%, 07/02/07 (a)(b)	7,100	7,100
Michigan State Building Auth
Refunding RB (Facilities Program) Series 2005I
3.75%, 07/05/07 (a)(b)(c)(d)	4,635	4,635
Refunding RB Series 2006IA
3.80%, 07/05/07 (a)(b)(c)(d)	6,435	6,435
Michigan State Hospital Financing Auth
Hospital Refunding RB (Henry Ford Health System) Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	1,670	1,670
Michigan Strategic Fund
Limited Obligation RB (American Cancer Society) Series 2000
3.80%, 07/05/07 (a)(b)	3,715	3,715
Limited Obligation RB (EPI Printers) Series 1997
3.89%, 07/05/07 (a)(b)	240	240
Limited Obligation RB (United Machining) Series 1998
3.89%, 07/05/07 (a)(b)	4,000	4,000
Limited Obligation Refunding RB (Detroit Edison Co) Series 1999C
3.83%, 07/05/07 (a)(b)(c)(d)	9,245	9,245
Limited Obligation Refunding RB (Detroit Edison Co) Series 2003A
3.82%, 07/05/07 (a)(b)(c)(d)	5,995	5,995
Oakland Cnty
Limited Obligation RB (Husky Envelope Products) Series 1999
3.89%, 07/05/07 (a)(b)	1,580	1,580
Univ of Michigan Health System
RB Series 2005A
3.90%, 07/02/07 (a)	8,600	8,600
Wayne Cnty Airport Auth
Airport Jr Lien RB Series 2001
3.81%, 07/05/07 (a)(b)(c)	1,000	1,000
Airport RB Series 2005
3.81%, 07/05/07 (a)(b)(c)(d)	5,200	5,200
3.81%, 07/05/07 (a)(b)(c)(d)	13,060	13,060
3.82%, 07/05/07 (a)(b)(c)(d)	3,640	3,640
3.82%, 07/05/07 (a)(b)(c)(d)	4,560	4,560
3.83%, 07/05/07 (a)(b)(c)(d)	2,750	2,750
Airport RB Series 2007
3.81%, 07/05/07 (a)(b)(c)(d)	9,500	9,500

		372,535

Minnesota 1.8%

Eden Prairie
M/F Housing RB (Eden Prairie Leased Housing Associates I) Series 2003A
3.83%, 07/06/07 (a)(b)	17,500	17,500
Hennepin Cnty
First Lien Sales Tax RB (Ballpark Project) Series 2007A
3.79%, 07/05/07 (a)(c)(d)	12,355	12,355
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing Refunding RB (Stone Arch Apts) Series 2002
3.82%, 07/05/07 (a)(b)(d)	2,800	2,800
Mendota Heights
Refunding IDRB (Dakota Business Plaza) Series 2000
3.93%, 07/05/07 (a)(b)	2,300	2,300
Minneapolis-St Paul Metropolitan Airports Commission
RB Series 2000B
3.81%, 07/05/07 (a)(b)(c)(d)	5,225	5,225
Sr Airport Refunding RB Series 2007A
3.79%, 07/05/07 (a)(b)(c)(d)	69,930	69,930
Subordinate Refunding RB Series 2005B
3.81%, 07/05/07 (a)(b)(c)(d)	5,950	5,950
Subordinate Refunding RB Series 2007B
3.78%, 07/05/07 (a)(b)(c)(d)	34,795	34,795
Minnesota
GO Series 2004
3.78%, 07/05/07 (a)(c)(d)	21,315	21,315
Minnesota Agricultural & Economic Development Board
RB (Evangelical Lutheran Good Samaritan Society) Series 1996
3.78%, 07/05/07 (a)(b)	7,200	7,200
Minnesota HFA
Residential Housing Finance Bonds Series 2003B
3.80%, 07/05/07 (a)(c)	6,000	6,000
Minnesota Higher Education Facilities Auth
RB (Hamline Univ of Minnesota) Series Six-E1
3.75%, 07/05/07 (a)(b)	2,590	2,590
RB (Hamline Univ of Minnesota) Series Six-E2
3.75%, 07/05/07 (a)(b)	4,000	4,000
Rochester
Health Care Facilities RB (Mayo Foundation) Series 1992C
3.75%, 10/11/07	20,200	20,200
St Louis Park
M/F Housing RB (At The Park) Series 2002A
3.88%, 07/06/07 (a)(b)	3,300	3,300
St Paul Housing & Redevelopment Auth
District Heating RB Series 1999D
3.78%, 07/06/07 (a)(b)	2,920	2,920

24 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	27,880	27,880

		246,260

Mississippi 0.9%

Jackson Cnty
Port Facility Refunding RB (Chevron USA) Series 1993
3.90%, 07/02/07 (a)	17,500	17,500
Mississippi
GO Refunding Bonds Series 2001
3.80%, 07/05/07 (a)(c)(d)	14,880	14,880
Mississippi Business Finance Corp
IDRB (Electric Mills Wood Preserving) Series 1999
3.84%, 07/06/07 (a)(b)	5,000	5,000
IDRB (Northrup Grumann Ship Systems) Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	9,815	9,815
Mississippi Development Bank
Special Obligation Bonds (Jackson GO Capital City Convention Center) Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	31,330	31,330
Special Obligation Bonds (Madison Cnty Highway Construction) Series 2006
3.80%, 07/05/07 (a)(b)(c)(d)	18,410	18,410
Special Obligation Bonds (Municipal Energy Agency of Mississippi) Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	16,785	16,785
Mississippi Home Corp
S/F Mortgage RB Series 2002A
3.81%, 07/05/07 (a)(b)(c)(d)	3,475	3,475
S/F Mortgage RB Series 2002C2
3.81%, 07/05/07 (a)(b)(c)(d)	4,300	4,300

		121,495

Missouri 1.8%

Jackson Cnty
Special Obligation Bonds (Harry S. Truman Sports Complex) Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	12,745	12,745
3.80%, 07/05/07 (a)(b)(c)(d)	12,495	12,495
Missouri Board of Public Buildings
Special Obligation Bonds Series 2006A
3.79%, 07/05/07 (a)(c)(d)	11,590	11,590
Missouri Environmental Improvement & Energy Resources Auth
Water Facilities Refunding RB (MIssouri-American Water Co) Series 2006
3.87%, 07/05/07 (a)(b)(c)(d)	15,330	15,330
Missouri Higher Education Loan Auth
Student Loan RB Sr Series 2005A
3.78%, 07/05/07 (a)(b)(c)	9,000	9,000
Missouri Highway & Transportation Commission
First Lien State Road Bonds Series 2006B
3.80%, 07/05/07 (a)(c)(d)	20,030	20,030
Missouri Housing Development Commission
S/F Mortgage RB Series 2004A1
3.83%, 07/05/07 (a)(c)(d)	3,855	3,855
Missouri Public Utilities Commission
Interim Construction Notes Series 2006
3.62%, 09/15/07	6,520	6,532
Springfield
Public Utility RB Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	30,585	30,585
3.79%, 07/05/07 (a)(b)(c)(d)	6,800	6,800
3.79%, 07/05/07 (a)(b)(c)(d)	9,995	9,995
St Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts Phase I) Series 2004A
3.77%, 07/05/07 (a)(b)	15,600	15,600
M/F Housing Refunding RB (Time Centre Apts Phase II) Series 2004B
3.81%, 07/05/07 (a)(b)	4,500	4,500
St Louis
Airport RB
3.82%, 07/05/07 (a)(b)(c)(d)	14,700	14,700
St Louis IDA
IDRB (Kessler Container) Series 1997A
3.78%, 07/05/07 (a)(b)	1,600	1,600
M/F Housing RB (Whispering Lakes Apts) Series 1995
3.83%, 07/05/07 (a)(b)	7,435	7,435
M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A
3.81%, 07/05/07 (a)(b)	10,475	10,475
Univ of Missouri
Capital Projects Notes Series FY 2007-2008A
3.70%, 06/30/08 (f)	50,000	50,384
Washington IDA
IDRB (Pauwels Transformers) Series 1995
3.88%, 07/05/07 (a)(b)	2,200	2,200

		245,851

Montana 0.3%

Montana State Health Facility Auth
Hospital RB (Deaconess-Billings Clinic Health System) Series 1994
3.77%, 07/04/07 (a)(b)(c)(d)	10,705	10,705
3.77%, 07/04/07 (a)(b)(c)(d)	24,375	24,375

		35,080

See financial notes 25

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Nebraska 1.3%

Central Plains Energy Project
Gas Project RB (Project #1)
3.84%, 07/05/07 (a)(c)(d)	5,970	5,970
Lincoln
Electric System RB Series 2007A
3.78%, 07/05/07 (a)(b)(c)(d)	10,000	10,000
3.78%, 07/05/07 (a)(b)(c)(d)	36,030	36,030
Nebraska Investment Finance Auth
S/F Housing RB Series 1998G
3.82%, 07/05/07 (a)(c)(d)	10,735	10,735
Nebraska Public Power District
General RB Series 2005 B1&C
3.80%, 07/05/07 (a)(b)(c)(d)	13,555	13,555
General RB Series 2006A
3.78%, 03/18/08 (a)(b)(c)(d)	24,975	24,975
Omaha Public Power District
Electric System Subordinated RB Series 2006B
3.79%, 07/05/07 (a)(b)(c)(d)	5,078	5,078
Separate Electric System RB Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	34,390	34,390
Public Power General Agency
RB (Whelan Energy Center Unit 2) Series 2007A
3.78%, 07/05/07 (a)(b)(c)(d)	20,545	20,545
Stanton Cnty
IDRB (Nucor Corp) Series 1996
3.79%, 07/04/07 (a)	19,300	19,300

		180,578

Nevada 3.2%

Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2
3.80%, 03/27/08 (a)(b)(c)(d)	35,420	35,420
Economic Development RB (UNLV Foundation) Series 1999
3.73%, 07/05/07 (a)(b)	270	270
GO (Limited Tax) Bank Bonds Series 2006
3.80%, 07/05/07 (a)(b)(c)(d)	8,970	8,970
3.78%, 03/18/08 (a)(b)(c)(d)	26,415	26,415
GO (Limited Tax) Bank Refunding Bonds Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	5,230	5,230
GO Bank Refunding Bonds Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	9,950	9,950
Highway Improvement (Motor Vehicle Fuel Tax) RB Series 2007
3.79%, 07/05/07 (a)(b)(c)(d)	10,000	10,000
IDRB (Southwest Gas Corp) Series 2003A
3.83%, 07/04/07 (a)(b)(d)	12,500	12,500
IDRB (Southwest Gas Corp) Series 2004A
3.82%, 07/05/07 (a)(b)(c)(d)	3,168	3,167
Clark Cnty SD
GO (Limited Tax) Building Bonds Series 2001F
3.77%, 07/05/07 (a)(b)(c)(d)	21,715	21,715
GO (Limited Tax) Building Bonds Series 2005C
3.80%, 07/05/07 (a)(b)(c)(d)	15,935	15,935
GO (Limited Tax) Refunding Bonds Series 2007A
3.79%, 07/04/07 (a)(b)(c)(d)	15,435	15,435
3.80%, 07/05/07 (a)(b)(c)(d)	5,420	5,420
GO Refunding Bonds Series 2007A
3.79%, 07/05/07 (a)(b)(c)(d)	20,200	20,200
Las Vegas
GO Various Purpose Bonds Series 2006B
3.79%, 07/05/07 (a)(b)(c)(d)	8,295	8,295
Las Vegas Convention & Visitors Auth
Refunding RB Series 2005
3.79%, 07/05/07 (a)(b)(c)(d)	4,135	4,135
Las Vegas Valley Water District
GO (Limited Tax) Refunding Bonds Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	10,075	10,075
GO (Limited Tax) Water CP Series 2004 A&B
3.70%, 07/11/07 (c)	20,000	20,000
3.74%, 08/16/07 (c)	26,500	26,500
GO (Limited Tax) Water Improvement Bonds Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	28,115	28,115
Nevada
GO Water Refunding Bonds Series 2006D
3.80%, 07/05/07 (a)(b)(c)(d)	8,840	8,840
Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A
3.82%, 07/05/07 (a)(b)	7,415	7,415
M/F Housing RB (Banbridge Apts) Series 2000A
3.82%, 07/05/07 (a)(b)	3,960	3,960
M/F Housing RB (Home Suites) Series 1989A
3.80%, 07/04/07 (a)(b)	4,400	4,400
M/F Housing RB (Silver Pines Apts) Series 2002A
3.80%, 07/05/07 (a)(b)	5,500	5,500
M/F Housing Refunding RB (Oakmont) Series 2002
3.82%, 07/05/07 (a)(b)	4,350	4,350
Nevada System of Higher Education
Univ RB Series 2005B
3.79%, 07/05/07 (a)(b)(c)(d)	10,515	10,515
3.80%, 07/05/07 (a)(b)(c)(d)	10,670	10,670
North Las Vegas
GO Building Bonds Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	30,690	30,690

26 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Truckee Meadows Water Auth
Water Refunding RB Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	9,300	9,300
Water Refunding RB Series 2007
3.79%, 07/05/07 (a)(b)(c)(d)	5,895	5,895
Water Revenue CP Series 2006B
3.70%, 10/05/07 (b)	19,500	19,500
3.75%, 10/09/07 (b)	5,300	5,300
Washoe Cnty
GO Refunding Bonds (Convention Center) Series 2001A
3.79%, 07/05/07 (a)(b)(c)(d)	26,000	26,000

		440,082

New Hampshire 0.4%

New Hampshire Business Finance Auth
Solid Waste Disposal RB (Lonza Biologics) Series 2003
3.82%, 07/05/07 (a)(b)	30,000	30,000
New Hampshire Health & Educational Facilities Auth
RB (Easter Seals New Hampshire) Series 2004A
3.79%, 07/05/07 (a)(b)	6,060	6,060
RB (Frisbie Memorial Hospital) Series 2005
3.77%, 07/05/07 (a)(b)	4,355	4,355
RB (Riverwoods) Series 2003
3.75%, 07/05/07 (a)(b)	3,085	3,085
New Hampshire HFA
S/F Mortgage Acquisition RB Series 1997C
3.82%, 07/05/07 (a)(b)(c)(d)	1,020	1,020
S/F Mortgage Acquisition RB Series 1998B
3.82%, 07/05/07 (a)(b)(c)(d)	9,730	9,730

		54,250

New Jersey 0.3%

Delaware River Port Auth
RB Series 1999
3.77%, 07/05/07 (a)(b)(c)(d)	1,100	1,100
New Jersey Economic Development Auth
Refunding RB (Stolthaven Perth Amboy) Series 1998A
3.81%, 07/02/07 (a)(b)	1,300	1,300
School Facilities Construction Bonds Series 2006R1
3.88%, 07/02/07 (a)(b)	3,825	3,825
School Facilities Construction Bonds Series 2006R2
3.82%, 07/02/07 (a)(b)	5,200	5,200
New Jersey Transit Corp
COP Series 2003A
3.77%, 07/05/07 (a)(b)(c)(d)	4,000	4,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006A
3.77%, 07/05/07 (a)(b)(c)(d)	9,980	9,980
3.77%, 07/05/07 (a)(b)(c)(d)	19,710	19,710
New Jersey Turnpike Auth
RB Series 2000A
3.78%, 07/05/07 (a)(b)(c)(d)	1,000	1,000

		46,115

New Mexico 0.9%

Farmington
Hospital RB (San Juan Regional Medical Center) Series 2004B
3.76%, 07/05/07 (a)(b)	5,000	5,000
New Mexico
TRAN Series 2007-2008
3.72%, 06/30/08 (f)	60,000	60,448
New Mexico Mortgage Finance Auth
S/F Mortgage Program Bonds Draw Down Issue 2007
3.82%, 07/05/07 (a)(b)(c)(d)	37,000	37,000
Santa Fe
Tax Subordinate Lien Wastewater System RB Series 1997B
3.79%, 07/05/07 (a)(b)	15,900	15,900

		118,348

New York 5.0%

Long Island Power Auth
Electric System RB Series 1998A
3.79%, 07/05/07 (a)(b)(c)(d)	10,970	10,970
Electric System RB Series 2006E
3.77%, 07/05/07 (a)(b)(c)(d)	4,000	4,000
Electric System Subordinated RB Series 2001-1B
3.84%, 07/02/07 (a)(b)	1,000	1,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2006B
3.78%, 07/05/07 (a)(b)(c)(d)	26,175	26,175
RB Series 2005B
3.79%, 07/05/07 (a)(b)(c)(d)	7,865	7,865
Transportation Revenue BAN Series CP One
3.65%, 07/10/07 (b)	48,000	48,000
New York City
GO Bonds Fiscal 1998 Series D
3.79%, 07/04/07 (a)(b)(c)(d)	43,825	43,825
GO Bonds Fiscal 2002 Series A
3.79%, 07/05/07 (a)(b)(c)(d)	15,000	15,000
GO Bonds Fiscal 2004 Series F
3.80%, 07/05/07 (a)(b)(c)(d)	170,000	170,000
GO Bonds Fiscal 2004 Series H7
3.75%, 07/02/07 (a)(b)	5,860	5,860
GO Bonds Fiscal 2006 Series E2
3.85%, 07/02/07 (a)(b)	2,725	2,725
GO Bonds Fiscal 2006 Series I6
3.88%, 07/02/07 (a)(b)	3,200	3,200
GO Bonds Fiscal 2006 Series J1
3.78%, 07/05/07 (a)(b)(c)(d)	7,990	7,990
New York City IDA
Pilot RB (Queens Baseball Stadium) Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	19,000	19,000

See financial notes 27

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Pilot RB (Yankee Stadium) Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	1,500	1,500
New York City Municipal Water Finance Auth
CP Series 6
3.74%, 09/05/07 (c)	75,000	75,000
CP Series 7
3.76%, 09/05/07 (a)	35,000	35,000
Water & Sewer System RB Series 1993C
3.81%, 07/02/07 (a)(b)(c)	1,200	1,200
Water & Sewer System RB Series 1994G
3.75%, 07/02/07 (a)(b)(c)	1,040	1,040
Water & Sewer System RB Series 2005D
3.75%, 07/04/07 (a)(c)(d)	12,840	12,840
Water & Sewer System RB Series 2006A
3.77%, 07/05/07 (a)(b)(c)(d)	4,825	4,825
3.78%, 07/05/07 (a)(c)(d)	42,020	42,020
Water & Sewer System RB Series 2007A
3.77%, 07/05/07 (a)(c)(d)	16,845	16,845
Water & Sewer System Refunding RB Series 2005D
3.77%, 07/05/07 (a)(c)(d)	18,800	18,800
New York City Transitional Finance Auth
Future Tax Secured Bonds Series 2001B
3.87%, 07/02/07 (a)(c)	1,500	1,500
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005
3.78%, 07/05/07 (a)(c)(d)	9,300	9,300
New York State Dormitory Auth
Court Facilities Lease RB (New York City) Series 2005A
3.70%, 07/05/07 (a)(b)(c)(d)	17,655	17,655
State Personal Income Tax RB Series 2006C
3.78%, 07/05/07 (a)(c)(d)	4,308	4,308
RB (SUNY) Series 2000B
3.76%, 07/05/07 (a)(b)(c)(d)	10,000	10,000
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2007B
3.77%, 07/05/07 (a)(c)(d)	12,635	12,635
New York State HFA
RB (345 E 94th St) Series 1998A
3.75%, 07/04/07 (a)(b)	165	165
New York State Mortgage Agency
S/F Mortgage RB Series 92
3.81%, 07/05/07 (a)(c)(d)	1,000	1,000
New York State Thruway Auth
General RB Series 2005F
3.73%, 07/05/07 (a)(b)(c)(d)	25,520	25,520
New York State Urban Development Corp
State Personal Income Tax RB Series 2005B
3.78%, 07/05/07 (a)(c)(d)	8,000	8,000
Port Auth of New York & New Jersey
Consolidated Bonds 135th Series
3.78%, 07/05/07 (a)(c)(d)	100	100
Consolidated Bonds 139th Series
3.78%, 07/05/07 (a)(b)(c)(d)	9,930	9,930
Consolidated Bonds 144th Series
3.78%, 07/05/07 (a)(c)(d)	5,000	5,000
Consolidated Bonds 146th Series
3.78%, 07/05/07 (a)(b)(c)(d)	5,150	5,150
Triborough Bridge & Tunnel Auth
General Refunding RB Series 2002B
3.78%, 07/05/07 (a)(c)(d)	9,995	9,995

		694,938

North Carolina 1.6%

Durham Housing Auth
M/F Housing RB (Pendleton Townhomes) Series 2001
3.79%, 07/04/07 (a)(b)	5,320	5,320
Forsyth Cnty
RB (Plymouth Printing Co) Series 1998
3.84%, 07/04/07 (a)(b)	300	300
Guilford Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Metalcraft of Mayville SE Manufacturing) Series 1997
3.78%, 07/05/07 (a)(b)	900	900
Hertford Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Nucor Corp) Series 2000A
3.98%, 07/04/07 (a)	26,500	26,500
Johnston Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Flanders Corp) Series 1998
3.78%, 07/04/07 (a)(b)	4,500	4,500
Mecklenburg Cnty
M/F Housing RB (Sycamore Green Apts) Series 2001
3.78%, 07/05/07 (a)(b)	8,240	8,240
North Carolina
GO Bonds
3.80%, 07/05/07 (a)(c)(d)	35,170	35,170
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal RB (Duke Energy Carolinas) Series 2006A
3.77%, 07/05/07 (a)(b)	16,000	16,000
North Carolina Eastern Municipal Power Agency
Power System Refunding RB Series 1993B
3.79%, 07/05/07 (a)(b)(c)(d)	14,730	14,730

28 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

North Carolina Medical Care Commission
Health Care Facilities RB (Duke Univ Health System) Series 2006 A&B
3.79%, 07/05/07 (a)(c)(d)	20,000	20,000
Health Care Facilities RB (Novant Health) Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	11,420	11,420
3.78%, 07/05/07 (a)(b)(c)(d)	17,235	17,235
RB (Mission Health Combined Group) Series 2007
3.78%, 07/05/07 (a)(c)(d)	17,490	17,490
North Carolina State Education Assistance Auth
Student Loan RB Series 2005A3
3.77%, 07/05/07 (a)(b)(c)	8,995	8,995
Raleigh
Combined Enterprise System RB Series 2006A
3.79%, 07/05/07 (a)(c)(d)	6,400	6,400
Sampson Cnty
COP Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	12,500	12,500
Sampson Cnty Industrial Facilities & Pollution Control Finance Auth
IDRB (Crumpler Plastic Pipe) Series 1999
3.84%, 07/05/07 (a)(b)	1,500	1,500
Univ of North Carolina at Chapel Hill
General Revenue & Refunding RB Series 2005A
3.79%, 07/05/07 (a)(c)(d)	4,987	4,987
Wake Cnty Housing Auth
M/F Housing RB (Walnut Ridge Apts) Series 2000
3.79%, 07/04/07 (a)(b)	9,680	9,680
Wilmington Housing Auth
M/F Housing RB (Garden Lakes Estates) Series 1999
3.79%, 07/04/07 (a)(b)	6,755	6,755

		228,622

North Dakota 0.4%

North Dakota HFA
Home Mortgage Finance Program Series 2004B
3.81%, 07/04/07 (a)(c)	8,585	8,585
3.81%, 07/04/07 (a)(c)	12,990	12,990
Home Mortgage Finance Program Series 2005A
3.81%, 07/04/07 (a)(c)	22,100	22,100
Home Mortgage Finance Program Series 2005C
3.81%, 07/04/07 (a)(c)	12,000	12,000
Richland Cnty
Solid Waste Disposal RB (Minn-Dak Farmers Coop) Series 1996A
3.93%, 07/05/07 (a)(b)	4,470	4,470
Solid Waste Disposal RB (Minn-Dak Farmers Coop) Series 1996B
3.93%, 07/05/07 (a)(b)	410	410

		60,555

Ohio 1.9%

Akron, Bath & Copley Joint Township Hospital District
RB (Summa Health System) Series 2004B
3.75%, 07/05/07 (a)(b)	7,415	7,415
Cincinnati SD
Class room Facilities Construction & Improvement Refunding Bonds Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	46,775	46,775
Cleveland
Airport System RB Series 2000C
3.78%, 07/05/07 (a)(b)(c)(d)	31,930	31,930
3.79%, 07/05/07 (a)(b)(c)(d)	19,015	19,015
Airport System RB Series 2006A
3.77%, 07/05/07 (a)(b)(c)(d)	12,000	12,000
Water RB Series 2007O
3.78%, 07/05/07 (a)(b)(c)(d)	14,850	14,850
Columbus SD
School Facilities Construction & Improvement Refunding Bonds Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	6,665	6,665
Cuyahoga Cnty
Economic Development RB (Hathaway Brown School) Series 1999
3.75%, 07/05/07 (a)(b)	11,515	11,515
Franklin Cnty
Hospital RB (The Children’s Hospital) Series 2003
3.73%, 07/05/07 (a)(b)(c)	5,000	5,000
Hamilton Cnty
Sales Tax Refunding Bonds Subordinate Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	51,844	51,844
Northeast Ohio Regional Sewer District
Wastewater Improvement RB Series 2007
3.79%, 07/05/07 (a)(b)(c)(d)	5,585	5,585
Ohio
Common Schools GO Bonds
3.80%, 07/05/07 (a)(c)(d)	2,680	2,680
RB (Pooled Financing) Series 2004
3.75%, 07/05/07 (a)(b)	7,810	7,810
Ohio HFA
M/F Refunding RB (10 Wilmington Place) Series 1991B
3.78%, 07/06/07 (a)(b)(c)	8,945	8,945
Residential Mortgage RB Series 2001C
3.82%, 07/05/07 (a)(c)(d)	3,750	3,750

See financial notes 29

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Ohio Higher Educational Facility Commission
Facility RB (Univ of Dayton) Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	8,050	8,050
RB (Cleveland Institute of Music) Series 2005
3.75%, 07/05/07 (a)(b)	5,000	5,000
RB (Pooled Financing) Series 2003B
3.75%, 07/05/07 (a)(b)	4,575	4,575
Rickenbacker Port Auth
Capital Funding RB (OASBO Expanded Asset Pooled Financing) Series 2002A
3.79%, 07/05/07 (a)(b)(c)(d)	5,700	5,700

		259,104

Oklahoma 0.4%

Muldrow Public Works Auth
IDRB (OK Foods) Series 1995
3.85%, 07/04/07 (a)(b)	3,500	3,500
Oklahoma Development Finance Auth
RB (Shawnee Funding) Series 1996
3.79%, 07/04/07 (a)(b)	3,100	3,100
Oklahoma Student Loan Auth
Bonds & Notes Series 1998A
3.78%, 07/04/07 (a)(b)(c)	18,100	18,100
Bonds & Notes Series 2000A4
3.78%, 07/04/07 (a)(b)(c)	20,945	20,945
Payne Cnty Economic Development Auth
Student Housing RB (OSUF Phase III) Series 2005
3.76%, 07/05/07 (a)(b)(c)	8,500	8,500

		54,145

Oregon 0.3%

Oregon Dept of Transportation
Highway User Tax Revenue Sr Lien Bonds Series 2006A
3.79%, 07/05/07 (a)(c)(d)	3,420	3,420
Oregon Economic Development Commission
RB (Pendleton Flour Mills) Series 1997-182
3.80%, 07/04/07 (a)(b)	2,420	2,420
Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2004L
3.79%, 07/04/07 (a)(c)	5,000	5,000
S/F Mortgage RB Series 2005F
3.79%, 07/04/07 (a)(c)	13,685	13,685
Portland
M/F Housing RB (Village of Lovejoy Fountain) Series 1997
3.83%, 07/04/07 (a)(b)	8,500	8,500
Second Lien Sewer System RB Series 2006B
3.79%, 07/05/07 (a)(b)(c)(d)	3,530	3,530

		36,555

Pennsylvania 4.5%

Abington SD
GO Bonds Series 2007
3.78%, 07/05/07 (a)(b)(c)(d)	7,435	7,435
Allegheny Cnty Hospital Development Auth
RB (UPMC Senior Communities) Series 2003
3.73%, 07/05/07 (a)(b)	7,200	7,200
RB (UPMC) Series 2005B
3.86%, 07/05/07 (a)(e)	12,767	12,767
Beaver Cnty IDA
Pollution Control Refunding RB (First Energy Nuclear Generation Corp) Series 2005A
3.77%, 07/04/07 (a)(b)	7,500	7,500
Bermudian Springs SD
GO Bonds Series 2005
3.74%, 07/05/07 (a)(b)(c)	1,800	1,800
Central Bucks SD
GO Bonds Series 2000A
3.78%, 07/05/07 (a)(b)(c)	1,580	1,580
Dauphin Cnty General Auth
RB (Education & Health Loan) Series 1997
3.78%, 07/05/07 (a)(b)(c)	6,035	6,035
Delaware Cnty IDA
RB (YMCA of Philadelphia) Series 1999
3.84%, 07/04/07 (a)(b)	90	90
Delaware Valley Regional Finance Auth
Local Government RB Series 1998A
3.79%, 07/05/07 (a)(b)(c)(d)	13,710	13,710
Erie SD
GO Bonds Series 2001A
3.78%, 07/05/07 (a)(b)(c)(d)	25,695	25,695
Hanover Public SD
GO Bonds Series 2005
3.74%, 07/05/07 (a)(b)(c)	1,500	1,500
Harrisburg Auth
Water Refunding RB Series 2002B
3.78%, 07/05/07 (a)(b)(c)	5,000	5,000
Water Refunding RB Series 2003A
3.78%, 07/05/07 (a)(b)(c)	17,100	17,100
Lancaster
GO Bonds Series 2007
3.78%, 07/05/07 (a)(b)(c)(d)	7,705	7,705
Luzerne Cnty IDA
RB (Methodist Homes) Series 2003
3.77%, 07/04/07 (a)(b)	2,485	2,485
Water Facility Refunding RB (Pennsylvania-American Water Co) Series A
3.82%, 07/05/07 (a)(b)(c)(d)	3,000	3,000

30 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Manheim Township SD
GO Bonds Series 2004
3.76%, 07/05/07 (a)(b)(c)	2,000	2,000
Mercer Cnty
GO Bonds Series 2001
3.78%, 07/05/07 (a)(b)(c)(d)	7,725	7,725
Montgomery Cnty IDA
Pollution Control Refunding RB (Peco Energy Co) Series 1994A
3.75%, 08/13/07 (b)	21,000	21,000
Pollution Control Refunding RB (Peco Energy Co) Series 1999A
3.75%, 07/04/07 (a)(b)	17,665	17,665
Northhampton Cnty
Cnty Agreement RB Series 2001
3.78%, 07/05/07 (a)(b)(c)(d)	9,995	9,995
RB (Binney & Smith) Series 1997B
3.79%, 07/04/07 (a)(b)	745	745
Norwin SD
GO Bonds Series 2001A
3.78%, 07/05/07 (a)(b)(c)(d)	7,000	7,000
Pennsylvania
GO Bonds 1st Series of 2003
3.78%, 07/05/07 (a)(b)(c)(d)	3,645	3,645
GO Bonds Second Series 2002
3.78%, 07/05/07 (a)(b)(c)(d)	4,995	4,995
GO Third Refunding Series 2004
3.79%, 07/05/07 (a)(b)(c)(d)	24,490	24,490
Pennsylvania Convention Center Auth
RB Series 1989A
3.78%, 07/05/07 (a)(b)(c)(d)	4,500	4,500
Pennsylvania Economic Development Finance Auth
Exempt Facilities RB (Amtrak) Series 2001B
3.81%, 07/05/07 (a)(b)	2,000	2,000
Pennsylvania Energy Development Auth
RB (B&W Ebensburg) Series 1986
3.79%, 07/04/07 (a)(b)	4,035	4,035
Pennsylvania HFA
S/F Mortgage RB Drawdown Series 2003A
3.80%, 07/05/07 (a)(b)(c)(d)	780	780
Pennsylvania Higher Education Assistance Agency
Student Loan RB Series 1988B
3.77%, 07/04/07 (a)(b)(c)	4,000	4,000
Student Loan RB Series 1997A
3.80%, 07/04/07 (a)(b)(c)	28,900	28,900
Student Loan RB Series 2000A
3.80%, 07/04/07 (a)(b)(c)	35,575	35,575
Student Loan RB Series 2001A
3.80%, 07/04/07 (a)(b)(c)	21,450	21,450
Student Loan RB Series 2003A1
3.80%, 07/04/07 (a)(b)(c)	7,000	7,000
Student Loan RB Series 2003A2
3.80%, 07/04/07 (a)(b)(c)	38,000	38,000
Pennsylvania Higher Educational Facilities Auth
RB (Univ of Pennsylvania Health Services) Series 2005A
3.78%, 07/05/07 (a)(b)(c)(d)	5,990	5,990
RB (Univ of Pennsylvania) Series 2005C
3.79%, 07/05/07 (a)(c)(d)	4,870	4,870
Pennsylvania Public School Building Auth
Lease RB (Philadelphia SD) Series 2003
3.79%, 07/05/07 (a)(b)(c)(d)	2,657	2,657
Lease RB (Philadelphia SD) Series 2006B
3.78%, 07/05/07 (a)(b)(c)(d)	28,265	28,265
RB (Marple Newton SD) Series 2001
3.76%, 07/05/07 (a)(b)(c)(d)	4,965	4,965
RB (Parkland SD) Series 1999D
3.78%, 07/05/07 (a)(b)(c)	7,390	7,390
RB (Philadelphia SD) Series 2006A
3.77%, 07/05/07 (a)(b)(c)(d)	3,325	3,325
Pennsylvania State Univ
Bonds Series 2007A
3.79%, 07/05/07 (a)(b)(c)(d)	26,000	26,000
Pennsylvania Turnpike Commission
Oil Franchise Tax Subordinated Refunding RB Series 2006B
3.79%, 07/05/07 (a)(b)(c)(d)	6,400	6,400
RB Series 2004A
3.79%, 07/05/07 (a)(b)(c)(d)	12,495	12,495
Philadelphia
Airport Refunding RB Series 2005C
3.83%, 07/04/07 (a)(b)(c)	4,000	4,000
GO Bonds Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	415	415
Water & Wastewater RB Series 2005A
3.79%, 07/04/07 (a)(b)(c)(d)	10,030	10,030
Philadelphia Gas Works
RB 7th Series & 19th Series
3.79%, 07/05/07 (a)(b)(c)(d)	10,885	10,885
RB Third Series 2001
3.78%, 07/05/07 (a)(b)(c)(d)	4,295	4,295
Philadelphia Hospital & Higher Educational Facilities Auth
RB (Children’s Hospital of Philadelphia) Series 2007A
3.79%, 07/05/07 (a)(c)(d)	14,195	14,195
Philadelphia IDA
RB (Cultural & Commercial Corridors Program) Series 2006A
3.76%, 07/05/07 (a)(b)(c)(d)	2,000	2,000
RB (Please Touch Museum) Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	3,125	3,125
RB Series 1998A
3.82%, 07/05/07 (a)(b)(c)(d)	12,710	12,710
Philadelphia SD
GO Refunding Bonds Series 2007A
3.78%, 07/05/07 (a)(b)(c)(d)	7,500	7,500
3.78%, 07/05/07 (a)(b)(c)(d)	10,500	10,500
TRAN Series A
3.72%, 06/27/08 (b)(f)	45,000	45,330

See financial notes 31

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Scranton Redevelopment Auth
Guaranteed Lease RB Series 2004
3.78%, 07/05/07 (a)(b)	1,705	1,705
Temple Univ
Univ Funding Obligations Series 2007
3.63%, 04/24/08	20,000	20,099
Univ of Pittsburgh
Asset Notes Series 2006
3.70%, 08/24/07	11,000	11,013

		626,261

Rhode Island 0.8%

Rhode Island Economic Development Corp
Airport RB Series 2005A
3.81%, 07/05/07 (a)(b)(c)(d)	2,255	2,255
3.81%, 07/05/07 (a)(b)(c)(d)	3,925	3,925
Airport Refunding RB Series 2005C
3.79%, 07/05/07 (a)(b)(c)(d)	2,165	2,165
3.79%, 07/05/07 (a)(b)(c)(d)	4,790	4,790
Rhode Island Housing & Morgage Finance Corp
Homeownership Opportunity Bonds Series 52B & 53B
3.81%, 07/05/07 (a)(c)(d)	6,295	6,295
Rhode Island IDA
IDRB (Greystone of Lincoln) Series 2000
4.00%, 07/05/07 (a)(b)	1,100	1,100
Rhode Island Student Loan Auth
RB Series 1995-1
3.80%, 07/04/07 (a)(b)(c)	30,000	30,000
RB Series 1996-1
3.80%, 07/04/07 (a)(b)(c)	11,000	11,000
RB Series 1996-2
3.80%, 07/04/07 (a)(b)(c)	20,000	20,000
RB Series 1996-3
3.80%, 07/04/07 (a)(b)(c)	23,000	23,000

		104,530

South Carolina 0.8%

Berkeley Cnty SD
School Building Bonds Series 2002
3.79%, 07/04/07 (a)(b)(c)(d)	7,575	7,575
Florence Cnty Public Facilities Corp
Refunding COP (Law Enforcement & Civic Centers) Series 2003
3.77%, 07/05/07 (a)(b)(c)	20,125	20,125
Greenville IDA
IDRB (Stevens Aviation Technical Services) Series 1997
3.89%, 07/05/07 (a)(b)	3,500	3,500
South Carolina
GO Bonds (Univ of South Carolina) Series 2006B
3.78%, 07/05/07 (a)(c)(d)	4,125	4,125
GO Research Univ Infrastructure Bonds Series 2005A
3.80%, 07/05/07 (a)(c)(d)	5,605	5,605
South Carolina Association of Governmental Organizations
Installment Purchase RB (Pickens Cnty SD) Series 2006
3.77%, 07/05/07 (a)(b)(c)(d)	14,545	14,545
3.81%, 06/19/08 (a)(b)(c)(d)	12,165	12,165
South Carolina Housing & Development Auth
M/F Rental Housing RB (Ashley Apts) Series 1999
3.79%, 07/04/07 (a)(b)	3,785	3,785
M/F Rental Housing RB (Piedmont Manor Apts) Series 2000B1
3.79%, 07/04/07 (a)(b)	5,755	5,755
M/F Rental Housing RB (Spartanburg Terrace Apts) Series 2000C1
3.79%, 07/04/07 (a)(b)	1,960	1,960
M/F Rental Housing Refunding RB (Fairway Apts) Series 2001A
3.78%, 07/04/07 (a)(b)	7,735	7,735
South Carolina Jobs Economic Development Auth
Economic Development RB (Innovative Fibers) Series 2007
3.84%, 07/05/07 (a)(b)	7,600	7,600
RB (Holcim) Series 2003
3.89%, 07/05/07 (a)(b)	6,250	6,250
South Carolina Public Service Auth
Revenue Obligations Series 2006A
3.78%, 07/05/07 (a)(b)(c)(d)	5,980	5,980
South Carolina Transportation Infrastructure Bank
RB Series 2003A
3.79%, 07/05/07 (a)(b)(c)(d)	4,180	4,180
Spartanburg Cnty IDA
Refunding IDRB (Bemis Co) Series 1991
3.79%, 07/05/07 (a)(b)	4,750	4,750

		115,635

South Dakota 0.3%

South Dakota Health & Educational Facilities Auth
RB (McKenna Hospital) Series 1994
3.78%, 07/06/07 (a)(b)(c)	23,625	23,625
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2004G
3.79%, 07/04/07 (a)(c)	11,000	11,000
M/F Housing RB (Harmony Heights) Series 2001
3.88%, 07/05/07 (a)(b)	6,500	6,500

		41,125

32 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Tennessee 3.7%

Carter Cnty IDB
M/F Housing Refunding RB (Willow Run Apts) Series 1990
3.88%, 07/06/07 (a)(b)	6,675	6,675
Chattanooga Health, Education & Housing Facility Board
RB (Baylor School) Series 1996
3.74%, 07/04/07 (a)(b)	1,335	1,335
Clarksville Public Building Auth
Pooled Financing RB Series 2001
3.88%, 07/02/07 (a)(b)	11,350	11,350
Franklin Cnty IDB
IDRB (Hi-Tech) Series 1997
3.80%, 07/04/07 (a)(b)	2,800	2,800
Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA Corp) Series 2001
3.89%, 07/05/07 (a)(b)	2,385	2,385
Hendersonville IDB
Refunding IDRB (Betty Machine Co) Series 2001
3.79%, 07/04/07 (a)(b)	2,845	2,845
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005
3.81%, 07/05/07 (a)(b)	2,400	2,400
Jackson IDB
Solid Waste Facility Bonds (Ameristeel Corp) Series 1997
3.78%, 07/05/07 (a)(b)	3,800	3,800
McMinn Cnty IDA
Solid Waste Disposal Facilities RB (Bowater) Series 1999
3.79%, 07/05/07 (a)(b)	13,500	13,500
Memphis
Electric System Subordinate RB Series 2003A
3.79%, 07/05/07 (a)(b)(c)(d)	2,800	2,800
General Improvement Bonds Series 2007A
3.79%, 07/05/07 (a)(b)(c)(d)	17,000	17,000
Metropolitan Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005
3.81%, 07/05/07 (a)(b)	8,700	8,700
M/F Housing RB (Chippington Tower Apts I & II) Series 2005
3.84%, 07/05/07 (a)(b)	13,500	13,500
M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991
3.77%, 07/05/07 (a)(b)	11,320	11,320
Metropolitan Government of Nashville & Davidson Cnty IDB
M/F Housing RB (Arbor Crest) Series 1985B
3.76%, 07/05/07 (a)(b)	12,750	12,750
M/F Housing RB (Arbor Knoll) Series 1985A
3.76%, 07/05/07 (a)(b)	13,400	13,400
Metropolitan Nashville Airport Auth
Passenger Facility Charge Refunding Bonds Series 2003
3.79%, 07/04/07 (a)(b)	4,020	4,020
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 2002
3.88%, 07/02/07 (a)(b)	1,805	1,805
Sevier Cnty Public Building Auth
Public Improvement Bonds Series 1995C1
3.76%, 07/05/07 (a)(b)(c)	2,355	2,355
Public Improvement Bonds Series 1996E4
3.76%, 07/05/07 (a)(b)(c)	1,755	1,755
Public Improvement Bonds Series 1996E5
3.76%, 07/05/07 (a)(b)(c)	1,040	1,040
Public Improvement Bonds Series 1996II-C
3.76%, 07/05/07 (a)(b)(c)	645	645
Shelby Cnty Health, Education & Housing Facility Board
M/F Housing RB (TUP I) Series 1997A
3.87%, 07/04/07 (a)(b)	5,000	5,000
RB (Hutchison School) Series 2005
3.75%, 07/05/07 (a)(b)	10,000	10,000
RB (Rhodes College) Series 2000
3.75%, 07/05/07 (a)(b)	9,380	9,380
RB (St Benedict at Auburndale High School) Series 2003
3.77%, 07/05/07 (a)(b)	4,800	4,800
Tennergy Corp
Gas RB Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	103,880	103,880
Tennessee
GO CP Series A
3.73%, 08/16/07	30,000	30,000
3.74%, 08/16/07	46,300	46,300
Tennessee Energy Acquisition Corp
Gas Project RB Series 2006A
3.80%, 07/04/07 (a)(c)(d)	29,970	29,970
3.79%, 07/05/07 (a)(c)(d)	7,615	7,615
3.79%, 07/05/07 (a)(c)(d)	15,000	15,000
3.79%, 07/05/07 (a)(c)(d)	36,525	36,525
Gas Project RB Series 2006C
3.79%, 07/05/07 (a)(c)(d)	20,595	20,595
Jr Gas Project RB Series 2006B
3.78%, 07/05/07 (a)(b)(c)(d)	5,000	5,000
Tennessee Housing Development Agency
Homeownership Program Bonds Series 2001-1C
3.82%, 07/05/07 (a)(c)(d)	5,125	5,125
Volunteer Student Loan Funding Corp
RB Series 1987A1
3.81%, 07/04/07 (a)(b)	15,000	15,000
RB Series 1987A2
3.81%, 07/04/07 (a)(b)	13,700	13,700
RB Series 1987A3
3.81%, 07/04/07 (a)(b)	24,700	24,700

		520,770

See financial notes 33

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Texas 14.0%

Alvin Independent SD
Unlimited Schoolhouse RB Series 2005
3.80%, 07/05/07 (a)(b)(c)(d)	6,160	6,160
Amarillo Health Facility Corp
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 1997
3.78%, 07/05/07 (a)(b)	3,155	3,155
Austin
Electric Utility System Refunding RB Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	17,950	17,950
Public Improvement Bonds Series 2000
3.80%, 07/05/07 (a)(c)(d)	6,000	6,000
Water & Wastewater Refunding Bonds Series 2001 A&B
3.79%, 07/05/07 (a)(b)(c)(d)	4,600	4,600
Water & Wastewater Refunding RB Series 2001 A&B
3.79%, 07/04/07 (a)(b)(c)(d)	6,425	6,425
Water & Wastewater Refunding RB Series 2005
3.79%, 07/05/07 (a)(b)(c)(d)	3,015	3,015
Bexar Cnty Housing Finance Corp
M/F Housing RB (Villages at Lost Creek Apts) Series 2006A1
3.79%, 07/05/07 (a)(b)(c)(d)	9,160	9,160
Brazos River Auth
Pollution Control Refunding RB (TXU Electric Co) Series 2001D1
3.78%, 07/04/07 (a)(b)	14,300	14,300
Brownsville Independent SD
Unlimited Tax School Building Bonds Series 2006
3.80%, 07/05/07 (a)(b)(c)(d)	8,915	8,915
Brownville Utility System
Revenue Improvement & Refunding Bonds Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	6,950	6,950
Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996
3.83%, 07/05/07 (a)(b)	6,150	6,150
Comal Independent SD
Unlimited Tax School Building Bonds Series 2007
3.79%, 07/05/07 (a)(b)(c)(d)	5,115	5,115
3.80%, 07/05/07 (a)(b)(c)(d)	6,735	6,735
Cypress-Fairbanks ISD
Schoolhouse & Refunding Bonds Series 2006
3.80%, 07/05/07 (a)(b)(c)(d)	38,970	38,970
Dallas
GO Bonds Series 2005
3.79%, 07/05/07 (a)(c)(d)	31,965	31,965
Waterworks & Sewer System CP Series B
3.70%, 09/10/07 (c)	31,960	31,960
Waterworks & Sewer System Refunding & Improvement RB Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	6,485	6,485
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2001
3.80%, 07/05/07 (a)(b)(c)(d)	16,130	16,130
Sr Lien Sales Tax Refunding RB Series 2007
3.79%, 07/05/07 (a)(b)(c)(d)	32,430	32,430
Dallas Fort Worth International Airport
Joint Improvement & Refunding RB Series 2001A
3.83%, 07/05/07 (a)(b)(c)(d)	7,495	7,495
Joint Improvement & Refunding RB Series 2002A
3.81%, 07/05/07 (a)(b)(c)(d)	8,995	8,995
Joint Improvement RB Series 2003A
3.81%, 07/05/07 (a)(b)(c)(d)	14,990	14,990
3.82%, 07/05/07 (a)(b)(c)(d)	6,370	6,370
3.83%, 07/05/07 (a)(b)(c)(d)	2,500	2,500
Dallas Independent SD
Unlimited Tax School Building Bonds Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	5,105	5,105
3.79%, 07/05/07 (a)(b)(c)(d)	29,140	29,140
Dallas-Fort Worth International Airport Facility Improvement Corp
Refunding RB (American Airlines) Series 2000 A&C
3.82%, 07/05/07 (a)(b)(c)(d)	12,645	12,645
Denton Utility System
RB Series 2000A
3.79%, 07/05/07 (a)(b)(c)(d)	5,230	5,230
Duncanville Independent SD
Unlimited Tax Refunding Bonds Series 2005
3.80%, 07/05/07 (a)(b)(c)(d)	4,355	4,355
Ector Cnty Independent SD
Unlimited Tax Refunding Bonds Series 2007
3.79%, 07/05/07 (a)(b)(c)(d)	8,000	8,000
El Paso
GO Bonds
3.82%, 07/05/07 (a)(b)(c)(d)	9,095	9,095
GO Bonds Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	7,490	7,490
Water & Sewer Refunding RB Series 1998
3.79%, 07/05/07 (a)(b)(c)(d)	7,210	7,210
El Paso Cnty Hospital District
Combination Tax & Revenue Certificates of Obligation Series 2005
3.79%, 07/05/07 (a)(b)(c)(d)	20,005	20,005
Garland Independent SD
Unlimited Tax School Building Bonds Series 2004B
3.75%, 06/16/08 (a)(b)(c)	6,800	6,783

34 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Goose Creek Consolidated Independent SD
Unlimited Tax Schoolhouse & Refunding Bonds Series 2006
3.80%, 07/05/07 (a)(b)(c)(d)	19,915	19,915
Grand Prairie IDA
IDRB (NTA Leasing Co) Series 1994
3.87%, 07/04/07 (a)(b)	1,025	1,025
Grapevine IDA
Airport Improvement RB (Simuflite Training International) Series 1983A
3.65%, 04/01/08 (a)(b)	19,000	19,000
Greater East Texas Student Loan Corp
RB Series 1995B
3.93%, 07/02/07 (a)(b)	10,000	10,000
3.93%, 07/02/07 (a)(b)	14,000	14,000
Greater Texas Student Loan Corp
RB Series 1998A
3.78%, 07/05/07 (a)(b)	10,250	10,250
Gulf Coast IDA
IDRB (Gruma Corp) Series 1994
3.82%, 07/04/07 (a)(b)	6,440	6,440
Harris Cnty
Jr Lien Special RB (Rodeo) Series 2001C
3.80%, 07/05/07 (a)(b)(c)	1,775	1,775
Permanent Improvement Refunding Bonds Series 2004A
3.80%, 07/05/07 (a)(c)(d)	20,960	20,960
Permanent Improvement Refunding Bonds Series 2006A & Unlimited Tax Road and Refunding Bonds Series 2006B
3.79%, 07/05/07 (a)(c)(d)	16,875	16,875
Toll Road Sr Lien Refunding RB Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	3,845	3,845
Toll Road Sr Lien Refunding RB Series 2007B
3.79%, 07/05/07 (a)(b)(c)(d)	20,995	20,995
Unlimited Tax Road & Refunding Bonds Series 2006B
3.79%, 07/05/07 (a)(c)(d)	14,050	14,050
Harris Cnty Health Facility Development Corp
RB (SCH Health Care) Series 1997B
3.80%, 07/05/07 (a)(b)(c)(d)	14,850	14,850
Harris Cnty HFA
M/F Housing RB (Dominion Square Apts) Series 2000
3.84%, 07/05/07 (a)(b)	2,825	2,825
M/F Housing RB (Lafayette Village Apts) Series 2006
3.82%, 07/05/07 (a)(b)	7,100	7,100
M/F Housing RB (Village At Cornerstone Apts) Series 2004
3.81%, 07/05/07 (a)(b)	8,360	8,360
Hays Consolidated Independent SD
Unlimited Tax Refunding Bonds Series 2005
3.80%, 07/05/07 (a)(b)(c)(d)	14,600	14,600
Houston
Public Improvement Bonds
3.82%, 07/05/07 (a)(b)(c)(d)	14,000	14,000
Public Improvement Refunding Bonds Series 1998A
3.80%, 07/05/07 (a)(c)(d)	21,655	21,655
Houston Combined Utility System
First Lien Refunding RB Series 2004A
3.80%, 07/05/07 (a)(b)(c)(d)	5,295	5,295
Water & Sewer System Jr Lien Refunding RB Series 2002A
3.79%, 07/05/07 (a)(b)(c)(d)	6,530	6,530
Houston Higher Education Finance Corp
Higher Education RB (Rice Univ) Series 2007A
3.78%, 07/05/07 (a)(c)(d)	3,430	3,430
3.79%, 07/05/07 (a)(c)(d)	9,250	9,250
Houston ISD
Limited Tax Refunding Bonds Series 2007
3.79%, 07/05/07 (a)(b)(c)(d)	16,295	16,295
Limited Tax School Building Bonds Series 2005
3.78%, 07/05/07 (a)(b)(c)(d)	11,600	11,600
Limited Tax Schoolhouse & Refunding Bonds Series 2003
3.79%, 07/05/07 (a)(b)(c)(d)	5,270	5,270
Jewett Economic Development Corp
IDRB (Nucor Corp) Series 2003
3.79%, 07/04/07 (a)	6,200	6,200
Katy Independent SD
Unlimited Tax Refunding Bonds Series 2007B
3.79%, 07/05/07 (a)(b)(c)(d)	13,100	13,100
Unlimited Tax School Building Bonds Series 2000A
3.80%, 07/05/07 (a)(b)(c)(d)	10,145	10,145
Keller Independent SD
Unlimited Tax School Building & Refunding Bonds Series 2005
3.78%, 07/05/07 (a)(b)(c)(d)	4,785	4,785
Lamar Consolidated Independent SD
Unlimited Tax Schoolhouse Bonds Series 2007
3.78%, 07/05/07 (a)(b)(c)(d)	4,950	4,950
3.79%, 07/05/07 (a)(b)(c)(d)	11,500	11,500
Lavaca-Navidad River Auth
Water Supply System Contract RB (Formosa Plastics Corp) Series 1990
3.81%, 07/04/07 (a)(b)(e)	13,600	13,600
Leander Independent SD
Unlimited Tax School Building & Refunding Bonds Series 2003
3.79%, 07/05/07 (a)(b)(c)(d)	10,000	10,000

See financial notes 35

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Lewisville ISD
Unlimited Tax Refunding Bonds, Series 2007
3.79%, 07/05/07 (a)(b)(c)(d)	9,555	9,555
Unlimited Tax School Building & Refunding Bonds Series 2007
3.80%, 07/05/07 (a)(b)(c)(d)	2,175	2,175
Lower Colorado River Auth
CP Series A
3.73%, 08/07/07 (c)	17,700	17,700
Refunding RB Series 1999A
3.80%, 07/05/07 (a)(b)(c)(d)	10,770	10,770
Mansfield IDA
IDRB (Southern Champion Tray) Series 1999
3.79%, 07/04/07 (a)(b)	1,200	1,200
Mansfield Independent SD
Unlimited Tax School Building Bonds Series 2006
3.77%, 07/05/07 (a)(b)(c)(d)	13,000	13,000
Matagorda Cnty Navigation District No.1
Refunding RB (Houston Lighting & Power Co) Series 2001
3.84%, 07/04/07 (a)(b)(c)(d)	6,950	6,950
Midland College District
GO Bonds Series 2005
3.80%, 07/05/07 (a)(b)(c)(d)	5,500	5,500
Midlothian Independent SD
Unlimited Tax School Building & Refunding Bonds Series 2004
3.80%, 07/05/07 (a)(b)(c)(d)	8,840	8,840
Montgomery Cnty
Unlimited Tax Road Bonds Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	4,240	4,240
North East Independent SD
Unlimited Tax Refunding Bonds Series 2005
3.79%, 07/05/07 (a)(b)(c)(d)	5,735	5,735
3.80%, 07/05/07 (a)(b)(c)(d)	1,980	1,980
Unlimited Tax Refunding Bonds Series 2007
3.80%, 07/05/07 (a)(b)(c)(d)	12,300	12,300
3.80%, 07/05/07 (a)(b)(c)(d)	14,485	14,485
Unlimited Tax School Building Bonds Series 2004
3.78%, 07/05/07 (a)(b)(c)(d)	13,960	13,960
North Texas Higher Education Auth
Student Loan RB Series 1998
3.79%, 07/04/07 (a)(b)	9,000	9,000
Student Loan RB Series 2005A
3.80%, 07/04/07 (a)(b)(c)	15,000	15,000
North Texas Municipal Water District
RB Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	7,330	7,330
Northwest Independent SD
Unlimited Tax Refunding Bonds Series 2005
3.79%, 07/05/07 (a)(b)(c)(d)	29,120	29,120
Panhandle Plains Higher Education Auth
Student Loan RB Series 1992A
3.80%, 07/04/07 (a)(b)(c)	7,300	7,300
3.80%, 07/04/07 (a)(b)(c)	11,800	11,800
Student Loan RB Series 1993A
3.80%, 07/04/07 (a)(b)(c)	21,700	21,700
Pearland Independent SD
Unlimited Tax Schoolhouse RB Series 2007
3.80%, 07/05/07 (a)(b)(c)(d)	6,665	6,665
Port Arthur Independent SD
Unlimited Tax School Building Bonds Series 2005
3.79%, 07/05/07 (a)(b)(c)(d)	23,395	23,395
San Antonio
Airport System Revenue Improvement Bonds Series 2002
3.81%, 07/05/07 (a)(b)(c)(d)	9,240	9,240
Electric & Gas Systems RB New Series 2005
3.79%, 07/05/07 (a)(b)(c)(d)	3,000	3,000
Electric and Gas Systems Refunding & RB New Series 2007
3.78%, 07/05/07 (a)(c)(d)	56,565	56,565
Water System Refunding RB Series 2007
3.79%, 07/05/07 (a)(b)(c)(d)	12,400	12,400
San Antonio Empowerment Zone Development Corp
Contract RB (Drury Southwest Hotel) Series 2005
3.78%, 07/05/07 (a)(b)	10,450	10,450
San Antonio IDA
IDRB (Gruma Corp) Series 1994
3.82%, 07/04/07 (a)(b)	4,095	4,095
San Antonio ISD
Unlimited Tax Refunding Bonds Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	5,815	5,815
Southeast Texas Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006
3.81%, 07/05/07 (a)(b)	14,000	14,000
Spring Independent SD
Unlimited Tax Schoolhouse Bonds Series 2005
3.78%, 07/05/07 (a)(b)(c)(d)	26,735	26,735
Texas
GO Bonds (Veterans’ Housing Assistance Program-Fund II)
Series 2002A2 3.82%, 07/04/07 (a)(c)(d)	6,000	6,000
GO Bonds (Veterans’ Housing Assistance Program-Fund II) Series 2005A
3.75%, 07/04/07 (a)(c)	15,600	15,600
GO Refunding Bonds (College Student Loan) Series 2003
3.93%, 07/02/07 (a)(c)	10,630	10,630
3.93%, 07/02/07 (a)(c)	20,000	20,000
Texas A&M Univ
Permanent Univ Fund Bonds Series 1998
3.79%, 07/05/07 (a)(c)(d)	25,725	25,725

36 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005
3.82%, 07/05/07 (a)(b)	11,900	11,900
M/F Housing RB (Bristol Apts) Series 2004
3.81%, 07/05/07 (a)(b)	8,625	8,625
M/F Housing RB (Creek Point Apts) Series 2000
3.79%, 07/04/07 (a)(b)	6,585	6,585
M/F Housing RB (Montgomery Pines Apts) Series 2004
3.81%, 07/05/07 (a)(b)	12,300	12,300
M/F Housing RB (Pinnacle Apts) Series 2004
3.81%, 07/05/07 (a)(b)	7,000	7,000
M/F Housing RB (Tower Ridge Apts) Series 2005
3.84%, 07/05/07 (a)(b)	15,000	15,000
Residential Mortgage RB Series 1998A
3.82%, 07/05/07 (a)(c)(d)	14,950	14,950
Residential Mortgage Refunding RB Series 2003A
3.81%, 07/05/07 (a)(c)(d)	10,000	10,000
S/F Mortgage RB Series 2002 A&B
3.82%, 07/05/07 (a)(b)(c)(d)	4,115	4,115
S/F Mortgage RB Series 2004D
3.80%, 07/05/07 (a)(b)(c)	23,400	23,400
Texas Dept of Transportation
GO Mobility Fund Bonds
3.82%, 07/05/07 (a)(b)(c)(d)	14,190	14,190
GO Mobility Fund Bonds Series 2005A
3.79%, 07/05/07 (a)(c)(d)	4,700	4,700
3.79%, 07/05/07 (a)(c)(d)	5,950	5,950
3.80%, 07/05/07 (a)(c)(d)	4,140	4,140
GO Mobility Fund Bonds Series 2006
3.80%, 07/05/07 (a)(c)(d)	6,785	6,785
GO Mobility Fund Bonds Series 2006 & 2006A
3.83%, 07/05/07 (a)(c)(d)	26,949	26,950
GO Mobility Fund Bonds Series 2007
3.78%, 07/05/07 (a)(c)(d)	48,750	48,750
3.79%, 07/05/07 (a)(c)(d)	12,335	12,335
3.79%, 07/05/07 (a)(c)(d)	31,415	31,415
State Highway Fund First Tier RB Series 2006A
3.79%, 07/05/07 (a)(c)(d)	26,020	26,020
State Highway Fund Revenue CP Notes Series A
3.72%, 08/07/07 (b)	18,000	18,000
3.75%, 08/17/07 (b)	30,000	30,000
Texas Municipal Gas Acquisition & Supply Corp I
Gas Supply RB Sr Lien Series 2006B
3.80%, 07/05/07 (a)(c)(d)	5,325	5,325
Texas Public Finance Auth
Unemployment Compensation Obligation Assessment RB Series 2003C4
3.67%, 07/06/07 (c)	30,600	30,600
3.74%, 08/02/07 (c)	14,100	14,100
Texas State Affordable Housing Corp
S/F Mortgage RB (Professional Educators Home Loan Program) Series 2006A
3.82%, 07/04/07 (a)(b)(c)(d)	17,539	17,539
Texas State Univ
Revenue Financing System Bonds Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	19,380	19,380
3.80%, 07/05/07 (a)(b)(c)(d)	16,235	16,235
Trinity River Auth
Improvement & Refunding Bonds Series 2005
3.79%, 07/05/07 (a)(b)(c)(d)	5,105	5,105
Solid Waste Disposal RB (Community Waste Disposal) Series 1999
3.82%, 07/04/07 (a)(b)	2,730	2,730
Univ of Texas
Permanent Univ Fund Bonds Series 2005B
3.77%, 07/04/07 (a)(c)(d)	11,320	11,320
Permanent Univ Fund Notes Series A
3.67%, 07/11/07	12,736	12,736
3.70%, 07/11/07	24,000	24,000
3.70%, 08/06/07	15,309	15,309
Permanent Univ Fund Refunding Bonds Series 2006B
3.79%, 07/05/07 (a)(c)(d)	16,795	16,795
3.79%, 07/05/07 (a)(c)(d)	14,405	14,405
Revenue Financing Refunding Bonds Series 2006D
3.79%, 07/05/07 (a)(c)(d)	17,155	17,155
Revenue Financing System Bonds Series 2003B & 2004D
3.77%, 07/04/07 (a)(c)(d)	53,000	53,000
Revenue Financing System Bonds Series 2006F
3.79%, 07/05/07 (a)(c)(d)	18,000	18,000
Waco Health Facilities Development Corp
Mortgage RB (Hillcrest Health System) Series 2006A
3.78%, 07/05/07 (a)(b)(c)(d)	10,885	10,885
Waxahachie Independent SD
Unlimited Tax School Building Bonds Series 2007
3.79%, 07/05/07 (a)(b)(c)(d)	21,920	21,920
Wichita Falls
Water & Sewer System Priority Lien Refunding RB Series 2007
3.80%, 07/05/07 (a)(b)(c)(d)	2,265	2,265

		1,944,317

See financial notes 37

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Utah 1.3%

Intermountain Power Agency
Power Supply Refunding RB Series 1985E
3.64%, 09/17/07 (a)(b)(c)	18,000	18,000
Power Supply Refunding RB Series 1998A
3.80%, 07/05/07 (a)(b)(c)(d)	9,995	9,995
Riverton
Hospital RB (IHC Health Services) Series 2007A
3.79%, 07/05/07 (a)(c)(d)	14,015	14,015
Salt Lake City
Hospital RB (IHC Health Services) Series 2001
3.80%, 07/05/07 (a)(b)(c)(d)	26,730	26,730
Univ of Utah
Auxiliary & Campus Facilities System Refunding RB Series 1998A
3.79%, 07/05/07 (a)(b)(c)(d)	5,000	5,000
Student Loan RB Series 1993A
3.80%, 07/04/07 (a)(b)	5,000	5,000
Utah Building Ownership Auth
Lease Refunding RB Series 1998C
3.80%, 07/05/07 (a)(b)(c)(d)	9,695	9,695
Utah State Board of Regents
Hospital Refunding RB (Univ of Utah) Series 2006A
3.78%, 03/18/08 (a)(b)(c)(d)	49,745	49,745
Student Loan RB Series 2005W
3.80%, 07/04/07 (a)(b)(c)	25,280	25,280
Utah Transit Auth
Subordinated Sales Tax Refunding RB Series 2007A
3.80%, 07/05/07 (a)(b)(c)(d)	8,250	8,250
3.80%, 07/05/07 (a)(b)(c)(d)	8,625	8,625

		180,335

Vermont 0.1%

Vermont Economic Development Auth
IDRB (Agri-Mark) Series 1999A
3.83%, 07/05/07 (a)(b)	17,000	17,000
IDRB (Agri-Mark) Series 1999B
3.83%, 07/05/07 (a)(b)	1,000	1,000

		18,000

Virginia 1.5%

Arlington Cnty IDA
M/F Housing RB (Gates of Ballston Apts) Series 2005
3.79%, 07/04/07 (a)(b)	14,500	14,500
Chesterfield Cnty
GO Bonds
3.81%, 07/05/07 (a)(c)(d)	10,000	10,000
King George Cnty
Solid Waste Disposal Facility RB (Garnet) Series 1996
3.78%, 07/05/07 (a)(b)	3,700	3,700
Montgomery Cnty IDA
RB (Virginia Tech Foundation) Series 2001B
3.83%, 07/05/07 (a)(b)	355	355
Newport News IDA
RB (CNU Warwick Student Apts) Series 2004
3.73%, 07/05/07 (a)(b)	4,100	4,100
Norfolk
Parking System Refunding RB Series 2000B
3.80%, 07/05/07 (a)(b)(c)(d)	9,450	9,450
Portsmouth Redevelopment & Housing Auth
M/F Housing RB (Churchland North Apts) Series 1999
3.79%, 07/04/07 (a)(b)	6,070	6,070
Virginia Beach Development Auth
M/F Residential Rental Housing RB (Silver Hill at Thalia) Series 1999
3.79%, 07/04/07 (a)(b)	3,900	3,900
Virginia College Building Auth
Educational Facilities RB Series 2006A
3.78%, 07/05/07 (a)(c)(d)	6,015	6,015
Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2006D1
3.84%, 07/04/07 (a)(c)(d)	7,990	7,990
Commonwealth Mortgage Bonds Series 2006D2
3.84%, 07/04/07 (a)(c)(d)	7,400	7,400
Mortgage Draw Down Bonds Series 2007A-1
3.85%, 08/02/07 (a)	100,000	100,000
Virginia Port Auth
RB (2002 Resolution) Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	2,630	2,630
Winchester IDA
Hospital RB (Valley Health System) Series 2007
3.78%, 07/05/07 (a)(b)(c)(d)	34,735	34,735

		210,845

Washington 5.2%

Cascade Water Alliance
Water System RB Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	8,670	8,670
Central Puget Sound Regional Transit Auth
Sales Tax RB Series 2005A
3.73%, 07/05/07 (a)(b)(c)(d)	12,846	12,846
Clark Cnty SD #37
Unlimited Tax GO Bonds Series 2001C
3.80%, 07/05/07 (a)(b)(c)(d)	15,245	15,245

38 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Douglas Cnty Development Corp
RB (Executive Flight) Series 1998
3.78%, 07/05/07 (a)(b)	5,700	5,700
Eatonville SD
Unlimited Tax GO Bonds Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	8,745	8,745
Energy Northwest
Electric Refunding RB (Columbia Generating Station) Series 2006A
3.79%, 07/05/07 (a)(c)(d)	20,585	20,585
Refunding Electric RB (Columbia Generating Station No.3) Series 2001A
3.79%, 07/05/07 (a)(b)(c)(d)	29,700	29,700
Refunding Electric RB (Project No. 1) Series 2002A
3.80%, 07/05/07 (a)(b)(c)(d)	32,460	32,460
Refunding Electric RB (Project No.1) Series 2002A
3.80%, 07/05/07 (a)(b)(c)(d)	3,145	3,145
3.80%, 07/05/07 (a)(b)(c)(d)	15,000	15,001
Refunding Electric RB (Project No.3) Series 2003A
3.80%, 07/05/07 (a)(b)(c)(d)	8,690	8,690
King Cnty
Sewer RB Series 2007
3.78%, 07/05/07 (a)(b)(c)(d)	31,250	31,250
Sewer Refunding RB Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	7,650	7,650
King Cnty Rural Library District
Unlimited Tax GO Bonds Series 2005
3.79%, 07/05/07 (a)(b)(c)(d)	11,485	11,485
Olympia
Solid Waste RB (LeMay Enterprises) Series 1999
3.82%, 07/04/07 (a)(b)	4,205	4,205
Pierce Cnty
IDRB (McFarland Cascade) Series 1996
3.87%, 07/06/07 (a)(b)	3,945	3,945
Pierce Cnty Economic Development Corp
RB (Flex-A-Lite Consolidated) Series 1996
3.80%, 07/04/07 (a)(b)	1,950	1,950
Solid Waste RB (LeMay Enterprises) Series 1999
3.82%, 07/04/07 (a)(b)	1,125	1,125
Port of Centralia IDA
Solid Waste RB (LeMay Enterprises) Series 1999
3.82%, 07/04/07 (a)(b)	705	705
Port of Seattle
Passenger Facility Charge RB Series 1998A
3.79%, 07/05/07 (a)(b)(c)(d)	13,500	13,500
RB Series 2001B
3.81%, 07/05/07 (a)(b)(c)(d)	4,430	4,430
RB Series 2003A
3.79%, 07/05/07 (a)(b)(c)(d)	1,000	1,000
Special Facility RB (Terminal 18) Series 1999B
3.84%, 07/04/07 (a)(b)(c)(d)	49,795	49,795
Subordinate Lien RB Series 2005
3.80%, 07/04/07 (a)(b)	8,500	8,500
Port of Tacoma
RB Series 2005
3.83%, 07/05/07 (a)(b)(c)(d)	6,250	6,250
Seattle
Drainage & Wastewater Refunding RB Series 2002
3.80%, 07/05/07 (a)(b)(c)(d)	6,875	6,875
Limited Tax GO Improvement & Refunding Bonds Series 2007
3.79%, 07/05/07 (a)(c)(d)	5,935	5,935
Seattle Housing Auth
RB (Casa Pacifica Apts) Series 1997
3.80%, 07/04/07 (a)(b)	2,800	2,800
RB Series 1996
3.80%, 07/04/07 (a)(b)	3,185	3,185
Snohomish Cnty Public Utility District No.1
Electric System Refunding RB Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	7,390	7,390
Tacoma Housing Auth
RB (Crown Assisted Living) Series 1998
3.80%, 07/04/07 (a)(b)	2,900	2,900
Washington
GO Bonds
3.82%, 07/05/07 (a)(c)(d)	10,915	10,915
GO Bonds Series 1998C
3.80%, 07/05/07 (a)(c)(d)	12,150	12,150
GO Bonds Series 2000B
3.80%, 07/05/07 (a)(c)(d)	13,380	13,380
GO Bonds Series 2003A
3.80%, 07/05/07 (a)(b)(c)(d)	5,170	5,170
Motor Vehicle Fuel Tax GO Bonds Series 2007D
3.79%, 07/05/07 (a)(b)(c)(d)	15,945	15,945
Unlimited GO Bonds Series B
3.79%, 07/05/07 (a)(b)(c)(d)	30,485	30,485
Various Purpose GO Bonds Series 2005D
3.79%, 07/05/07 (a)(b)(c)(d)	3,465	3,465
3.80%, 07/05/07 (a)(b)(c)(d)	5,930	5,930
Various Purpose GO Bonds Series 2006D
3.79%, 07/05/07 (a)(b)(c)(d)	8,610	8,610
3.79%, 07/05/07 (a)(b)(c)(d)	11,300	11,300
Various Purpose GO Bonds Series 2007C
3.79%, 07/05/07 (a)(b)(c)(d)	21,615	21,615
Various Purpose GO Refunding Bonds Series R2005A
3.80%, 07/05/07 (a)(b)(c)(d)	2,870	2,870
Various Purpose GO Refunding Bonds Series R2005A & R2006A
3.79%, 07/05/07 (a)(b)(c)(d)	7,635	7,635

See financial notes 39

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Washington Economic Development Finance Auth
IDRB (Tonkin Building Associates) Series 1997A
3.87%, 07/05/07 (a)(b)	1,500	1,500
Lease RB (Washington Biomedical Research Properties II) Series 2005E
3.77%, 07/04/07 (a)(b)(c)(d)	14,620	14,620
RB (Hunter Douglas) Series 1997A
3.79%, 07/04/07 (a)(b)	3,500	3,500
Solid Waste Disposal RB (Cedar Grove Composting) Series 2004B
3.82%, 07/04/07 (a)(b)	4,800	4,800
Solid Waste Disposal RB (Heirborne Investments, LLC) Series 2006K
3.82%, 07/04/07 (a)(b)	5,895	5,895
Solid Waste Disposal RB (Lemay Enterprises) Series 2005B
3.82%, 07/04/07 (a)(b)	5,510	5,510
Solid Waste Disposal RB (Waste Management) Series 2000C
3.80%, 07/04/07 (a)(b)	5,500	5,500
Solid Waste Disposal RB (Waste Management) Series 2000H
3.81%, 07/05/07 (a)(b)	6,825	6,825
Solid Waste Disposal RB (Waste Management) Series 2000I
3.81%, 07/04/07 (a)(b)	7,235	7,235
Solid Waste Disposal RB (Waste Management) Series 2005D
3.78%, 07/05/07 (a)(b)	18,000	18,000
Washington Health Care Facilities Auth
RB (Yakima Valley Farm Workers Clinic) Series 1997
3.75%, 07/04/07 (a)(b)	2,500	2,500
Washington Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997
3.81%, 07/05/07 (a)(b)	10,750	10,750
M/F Housing RB (Brittany Park) Series 1996A
3.81%, 07/05/07 (a)(b)	8,930	8,930
M/F Housing RB (Brittany Park) Series 1998A
3.81%, 07/05/07 (a)(b)	3,480	3,480
M/F Housing RB (Fairwinds Redmond) Series 2005A
3.82%, 07/05/07 (a)(b)	7,500	7,500
M/F Housing RB (Forest Creek Apts) Series 2006
3.81%, 07/05/07 (a)(b)	13,815	13,815
M/F Housing RB (Highlander Apts) Series 2004A
3.81%, 07/05/07 (a)(b)	7,000	7,000
M/F Housing RB (Lakewood Meadows Apts) Series 2000A
3.82%, 07/05/07 (a)(b)	3,140	3,140
M/F Housing RB (Merrill Gardens at Queen Anne) Series 2004A
3.82%, 07/05/07 (a)(b)	11,000	11,000
M/F Housing RB (Merrill Gardens) Series 1997A
3.81%, 07/05/07 (a)(b)	6,125	6,125
M/F Housing RB (Rainier Court Apts) Series 2003A
3.81%, 07/05/07 (a)(b)	12,750	12,750
M/F Housing RB (Rosecreek Apts) Series 1998A
3.82%, 07/05/07 (a)(b)	3,570	3,570
M/F Housing RB (Silver Creek Apts) Series 2004
3.81%, 07/05/07 (a)(b)	4,100	4,100
M/F Housing RB (The Seasons Apts) Series 2006
3.82%, 07/05/07 (a)(b)	20,000	20,000
M/F Housing RB (Vintage at Burien) Series 2004A
3.81%, 07/05/07 (a)(b)	6,570	6,570
M/F Housing RB (Woodrose Apts) Series 1999A
3.81%, 07/05/07 (a)(b)	6,750	6,750
M/F Mortgage RB (Canyon Lakes) Series 1993
3.81%, 07/05/07 (a)(b)	4,035	4,035
M/F Mortgage RB (Lake Washington Apts) Series 1996
3.82%, 07/04/07 (a)(b)	7,850	7,850
M/F Mortgage RB (Meridian Court Apts) Series 1996
3.81%, 07/04/07 (a)(b)	6,700	6,700
M/F RB (Cedar Ridge Retirement) Series 2005A
3.82%, 07/05/07 (a)(b)	5,030	5,030
Non-Profit Refunding RB (Horizon House) Series 2005
3.76%, 07/05/07 (a)(b)	11,545	11,545
Yakima Cnty Public Corp
IDRB (Cowiche Growers) Series 1998
3.78%, 07/05/07 (a)(b)	1,900	1,900

		723,557

West Virginia 0.5%

Braxton Cnty
Solid Waste Disposal Refunding RB (Weyerhouser Co) Series 1998
3.82%, 07/05/07 (a)(b)(c)(d)	16,275	16,275
Marion Cnty
Solid Waste Disposal Facility RB (Grant Town Cogeneration) Series 1990B
3.82%, 07/04/07 (a)(b)	17,125	17,125
Solid Waste Disposal Facility RB (Grant Town Cogeneration) Series 1990C
3.82%, 07/04/07 (a)(b)	14,800	14,800

40 See financial notes

Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Solid Waste Disposal Facility RB (Grant Town Cogeneration) Series 1990D
3.82%, 07/04/07 (a)(b)	2,800	2,800
West Virginia Housing Development Fund
Housing Finance Bonds Series 2001D
3.80%, 07/05/07 (a)(c)(d)	10,690	10,690
West Virginia Water Development Auth
RB Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	7,497	7,497

		69,187

Wisconsin 1.7%

Colburn IDA
IDRB (Heartland Farms) Series 1994
3.93%, 07/05/07 (a)(b)	4,400	4,400
Kenosha
IDRB (Asyst Technologies) Series 1997
3.81%, 07/05/07 (a)(b)	5,000	5,000
Milwaukee Cnty
Airport RB Series 2000A
3.81%, 07/05/07 (a)(b)(c)(d)	18,470	18,470
Southeast Wisconsin Professional Baseball Park District
Sales Tax Refunding Bonds Series 1998
3.79%, 07/04/07 (a)(b)(c)(d)	5,000	5,000
Wisconsin
GO Bonds Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	6,670	6,670
GO CP Notes
3.67%, 07/11/07 (c)	28,200	28,200
3.70%, 07/11/07 (c)	11,755	11,755
3.70%, 09/06/07 (c)	35,755	35,755
GO Refunding Bonds Series 2007-1
3.79%, 07/05/07 (a)(b)(c)(d)	20,000	20,000
Operating Notes of 2007
3.74%, 06/16/08 (f)	22,000	22,154
Wisconsin Housing & Economic Development Auth
Business Development RB (Ultratec) Series 1995-7
3.93%, 07/05/07 (a)(b)	1,885	1,885
Homeownership RB Series 2002C
3.77%, 07/04/07 (a)(c)	2,460	2,460
Homeownership RB Series 2003B
3.82%, 07/04/07 (a)(c)	11,685	11,685
Homeownership RB Series 2005C
3.82%, 07/04/07 (a)(c)	11,000	11,000
Homeownershp RB Series 2003A
3.82%, 07/05/07 (a)(c)(d)	1,790	1,790
RB Series 2004D
3.82%, 07/05/07 (a)(c)(d)	2,400	2,400
Wisconsin Rapids
IDRB (Thiele Kaolin) Series 1998
3.79%, 07/04/07 (a)(b)	4,500	4,500
Wisconsin Transportation
Revenue CP Series 2006A
3.68%, 07/13/07 (c)	47,615	47,615

		240,739

Wyoming 0.2%

Uinta Cnty
Pollution Control Refunding RB (Amoco) Series 1998
2.25%, 07/01/07 (a)	8,350	8,257
Wyoming Community Development Auth
S/F Mortgage RB Draw Down Series 2007
3.82%, 07/05/07 (a)(c)(d)	15,000	15,000

		23,257

Total Municipal Securities (Cost $13,973,142)		13,973,142

End of Investments.

At 06/30/07, the tax basis cost of the fund’s investments was $13,973,142.

At 06/30/07, portfolio holdings included illiquid and/or restricted securities as follows:

Issuer
Rate, Acquisition Date	Face Amount	Value
Maturity Date	($ x 1,000)	($ x 1,000)

Allegheny Cnty Hospital Development Auth
RB (UPMC) Series 2005B
3.86%, 06/15/07, 07/05/07	12,767	12,767
Lavaca-Navidad River Auth
Water Supply System Contract RB (Formosa Plastics Corp) Series 1990
3.81%, 01/09/06, 07/04/07	13,600	13,600

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,896,212 or 64.0% of net assets.
(e)	Illiquid and/or restricted security.
(f)	Delayed-delivery security.

BAN — Bond anticipation note
COP — Certificate of participation
GO — General obligation
HFA — Housing finance agency
IDA — Industrial development authority
IDB — Industrial development board
IDRB — Industrial development revenue bond
RB — Revenue bond
TAN — Tax anticipation note
TRAN — Tax and revenue anticipation note

See financial notes 41

Schwab Municipal Money Fund

Statement of
Assets and Liabilities
As of June 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$13,973,142
Cash		213
Receivables:
Investments sold		151,466
Interest		104,629
Fund shares sold		36,644
Prepaid expenses	+	99

Total assets		14,266,193

Liabilities
Payables:
Investments bought		314,534
Investment adviser and administrator fees		257
Transfer agent and shareholder services fees		259
Fund shares redeemed		36,643
Distributions to shareholders	+	19,009

Total liabilities		370,702

Net Assets
Total assets		14,266,193
Total liabilities	−	370,702

Net assets		$13,895,491
Net Assets by Source
Capital received from investors		13,898,727
Net realized capital losses		(3,236)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$7,002,849		7,006,578		$1.00
Value Advantage Shares	$2,644,220		2,644,644		$1.00
Select Shares	$1,318,944		1,319,011		$1.00
Institutional Shares	$2,929,478		2,929,621		$1.00

42 See financial notes

Schwab Municipal Money Fund

Statement of
Operations
For January 1, 2007 through June 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Interest		$257,438

Net Realized Gains and Losses
Net realized gains on investments		116

Expenses
Investment adviser and administrator fees		21,997
Transfer agent and shareholder service fees:
Sweep Shares		12,744
Value Advantage Shares		2,986
Select Shares		1,445
Institutional Shares		2,854
Registration fees		451
Portfolio accounting fees		222
Shareholder reports		152
Custodian fees		144
Professional fees		45
Trustees’ fees		32
Other expenses	+	67

Total expenses		43,139
Expense reduction by adviser and Schwab	−	10,138
Custody credit	−	16

Net expenses		32,985

Increase in Net Assets from Operations
Total investment income		257,438
Net expenses	−	32,985

Net investment income		224,453
Net realized gains	+	116

Increase in net assets from operations		$224,569

See financial notes 43

Schwab Municipal Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		1/1/07-6/30/07	1/1/06-12/31/06
Net investment income		$224,453	$391,028
Net realized gains	+	116	669

Increase in net assets from operations		224,569	391,697

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		113,365	199,231
Value Advantage Shares		44,143	87,857
Select Shares		22,028	35,801
Institutional Shares	+	44,917	68,139

Total distributions from net investment income		224,453	391,028

Transactions in Fund Shares*
Shares Sold
Sweep Shares		21,236,433	37,679,223
Value Advantage Shares		1,866,419	3,893,260
Select Shares		1,342,963	2,403,651
Institutional Shares	+	2,649,116	4,384,527

Total shares sold		27,094,931	48,360,661

Shares Reinvested
Sweep Shares		101,392	195,123
Value Advantage Shares		35,540	77,499
Select Shares		17,407	31,151
Institutional Shares	+	35,326	58,551

Total shares reinvested		189,665	362,324

Shares Redeemed
Sweep Shares		(21,565,621)	(38,110,980)
Value Advantage Shares		(2,055,858)	(4,179,902)
Select Shares		(1,285,230)	(2,156,933)
Institutional Shares	+	(2,248,758)	(3,732,716)

Total shares redeemed		(27,155,467)	(48,180,531)

Net transactions in fund shares		129,129	542,454

Net Assets
Beginning of period		13,766,246	13,223,123
Total increase	+	129,245	543,123

End of period		$13,895,491	$13,766,246

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

44 See financial notes

Schwab AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/07-		1/1/06-	1/1/05-	1/1/04-	1/1/03	1/1/02
Sweep Shares	6/30/07*		12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income from investment operations:
Net investment income	0.02		0.03	0.02	0.01	0.00 [1]	0.01
Less distributions:
Distributions from net investment income	(0.02)		(0.03)	(0.02)	(0.01)	(0.00)[1]	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	1.53	[2]	2.83	1.81	0.60	0.46	0.96

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.64	[3]	0.65	0.65	0.66	0.64	0.59
Gross operating expenses	0.73	[3]	0.86	0.85	0.85	0.85	0.87
Net investment income	3.06	[3]	2.77	1.78	0.59	0.47	0.95
Net assets, end of period ($ x 1,000,000)	1,208		1,045	1,973	1,905	1,804	1,785

	1/1/07-		11/6/06[4]-
Value Advantage Shares	6/30/07*		12/31/06

Per—Share Data ($)

Net asset value at beginning of period	1.00		1.00

Income from investment operations:
Net investment income	0.02		0.00	[1]
Net realized and unrealized gains or losses	0.00		0.00	[1]

Total income or loss from investment operations	0.02		0.00	[1]
Less distributions:
Distributions from net investment income	(0.02)		0.00	[1]

Net asset value at end of period	1.00		1.00

Total return (%)	1.62	[2]	0.49	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	[3]	0.44	[3,5]
Gross operating expenses	0.60	[3]	0.68	[3]
Net investment income	3.29	[3]	3.22	[3]
Net assets, end of period ($ x 1,000,000)	716		85

*	Unaudited.

[1]	Per-share amount was less than $0.01.
[2]	Not annualized.
[3]	Annualized.
[4]	Commencement of operations.
[5]	The ratio of net operating expenses would have been 0.45% if custody credits had not been included.

See financial notes 45

Schwab AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2007 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.7%	Municipal Securities	1,917,920	1,917,920

99.7%	Total Investments	1,917,920	1,917,920
0.3%	Other Assets and Liabilities		6,503

100.0%	Net Assets		1,924,423

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 99.7% of net assets

Alabama 1.8%

Alabama Municipal Funding Corp
Municipal Funding Notes Master Series 2006A
3.75%, 07/05/07 (a)(b)	5,070	5,070
Birmingham Downtown Redevelopment Auth
RB (UAB Educational Foundation) Series 2002
3.75%, 07/04/07 (a)(b)	18,595	18,595
Mobile Board of Water & Sewer
RB Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	10,185	10,185

		33,850

Alaska 0.1%

Valdez
Marine Terminal Refunding RB (BP Pipelines) Series 2003A
3.92%, 07/02/07 (a)	1,000	1,000

Arizona 3.1%

Arizona Health Care Facilities Auth
RB (Banner Health) Series 2007B
3.80%, 07/05/07 (a)(c)(d)	20,000	20,000
Arizona School Facilities Board
COP Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	980	980
Phoenix
GO Bonds
3.82%, 07/05/07 (a)(c)(d)	10,275	10,275
Phoenix Civic Improvement Corp
Wastewater System Revenue BAN Series 2006
3.70%, 09/10/07 (b)	5,000	5,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2002B
3.79%, 07/05/07 (a)(c)(d)	7,440	7,440
Scottsdale IDA
Hospital RB (Scottsdale Healthcare) Series 2006G
3.79%, 07/05/07 (a)(b)(c)(d)	7,000	7,000
Scottsdale Municipal Property Corp
Excise Tax Refunding RB Series 2006
3.79%, 07/05/07 (a)(c)(d)	9,580	9,580

		60,275

Colorado 2.8%

Colorado Educational & Cultural Facilities Auth
RB (Univ of Denver) Series 2007
3.79%, 07/05/07 (a)(b)(c)(d)	28,220	28,220
Denver Convention Center Hotel Auth
Sr Refunding RB Series 2006
3.77%, 07/05/07 (a)(b)(c)(d)	9,305	9,305
3.79%, 07/05/07 (a)(b)(c)(d)	4,080	4,080
Regional Transportation District
COP (Transit Vehicles) Series 2002A
3.79%, 07/05/07 (a)(b)(c)(d)	3,960	3,960
Southglenn Metropolitan District
Special RB Series 2007
3.78%, 07/05/07 (a)(b)	8,000	8,000

		53,565

District of Columbia 1.6%

District of Columbia
GO Bonds Series 2005A
3.79%, 07/04/07 (a)(b)(c)(d)	19,000	19,000
National Capital Revitalization Corp
RB (DC USA Parking Garage) Series 2006
3.83%, 07/05/07 (a)(b)(c)(d)	12,000	12,000

		31,000

Florida 14.5%

Alachua Cnty School Board
COP Series 2004
3.78%, 07/05/07 (a)(b)(c)(d)	2,800	2,800
Clay Cnty Utility Auth
Utilities System Refunding RB Series 2007
3.79%, 07/05/07 (a)(b)(c)(d)	23,325	23,325
Florida Board of Education
Capital Outlay Bonds Series 1998E
3.80%, 07/05/07 (a)(c)(d)	12,280	12,280

46 See financial notes

Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Capital Outlay Bonds Series 2003C
3.78%, 07/05/07 (a)(b)(c)(d)	9,100	9,100
Capital Outlay Refunding Bonds Series 2001B
3.80%, 07/05/07 (a)(c)(d)	14,100	14,100
Capital Outlay Bonds
3.82%, 07/05/07 (a)(b)(c)(d)	10,695	10,695
Florida Department of Environmental Protection
RB (Florida Forever) Series 2007A
3.79%, 07/05/07 (a)(b)(c)(d)	10,195	10,195
RB (Preservation 2000) Series 1997B
3.79%, 07/05/07 (a)(b)(c)(d)	7,881	7,881
Florida Department of Management Services
Facilities Pool RB Series 2007A
3.79%, 07/05/07 (a)(b)(c)(d)	11,750	11,750
Florida Department of Transportation
Turnpike RB Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	11,515	11,515
Florida Hurricane Catastrophe Fund Finance Corp
RB
3.82%, 07/05/07 (a)(b)(c)(d)	30,000	30,000
3.83%, 07/05/07 (a)(c)(d)	4,145	4,145
Gainesville Utility System
RB Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	4,545	4,545
Highlands Cnty Health Facilities Auth
Hospital RB Series 2003D & 2006C
3.79%, 07/05/07 (a)(b)(c)(d)	4,725	4,725
Jacksonville Economic Development Commission
Healthcare Facilities RB (Methodist Refunding) Series 2005
3.89%, 07/02/07 (a)(b)	4,000	4,000
JEA
Water & Sewer Sr Lien RB Series 2007A
3.79%, 07/05/07 (a)(c)(d)	5,930	5,930
Miami-Dade Cnty SD
COP Series 2007A
3.79%, 07/05/07 (a)(b)(c)(d)	11,000	11,000
Ocala
Utility Systems RB Series 2005B
3.79%, 07/05/07 (a)(b)(c)(d)	3,985	3,985
Orange Cnty Health Finance Auth
Refunding Program RB (Pooled Hospital Loan) Series 1985
3.70%, 07/10/07 (b)	18,300	18,300
Orange Cnty HFA
M/F Housing Refunding RB (Andover Place Apts) Series 1998F
3.78%, 07/05/07 (a)(b)	1,770	1,770
Refunding RB (Highland Pointe Apts) Series 1998J
3.75%, 07/05/07 (a)(b)	7,455	7,455
Orange Cnty SD
COP Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	4,660	4,660
COP Series 2006B
3.79%, 07/05/07 (a)(b)(c)(d)	2,755	2,755
Palm Beach Cnty Health Facilities Auth
Refunding Program RB (Pooled Hospital Loan) Series 1985
3.75%, 08/14/07 (b)	7,300	7,300
Palm Beach Cnty SD
Refunding COP Series 2007C
3.81%, 07/05/07 (a)(b)(c)(d)	11,355	11,355
Sarasota Cnty
Utility System Refunding RB Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	4,495	4,495
Sumter Landing Community Development District
Recreational RB Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	2,000	2,000
Tampa
Educational Facilities RB (Pepin Academy) Series 2002
3.76%, 07/05/07 (a)(b)	3,625	3,625
Occupational License Tax Refunding RB Series 2007
3.79%, 07/05/07 (a)(b)(c)(d)	17,630	17,630
Tampa Bay Water Auth
Utility System Refunding & Improvement RB Series 2001A
3.79%, 07/05/07 (a)(b)(c)(d)	5,200	5,200
Utility System Refunding & Improvement RB Series 2005
3.79%, 07/05/07 (a)(b)(c)(d)	5,000	5,000
Univ of South Florida Research Foundation
RB Series 2004A
3.72%, 07/04/07 (a)(b)	4,500	4,500
Winter Haven
Utility System Improvement & Refunding RB Series 2005
3.78%, 07/05/07 (a)(b)(c)(d)	990	990

		279,006

Georgia 2.8%

Atlanta
Subordinate Lien Tax Allocation Bonds (Atlantic Station) Series 2006
3.82%, 07/05/07 (a)(b)	7,000	7,000
Water & Wastewater RB Series 2001B
3.75%, 07/05/07 (a)(b)(c)	1,500	1,500
Water & Wastewater RB Series 2001C
3.80%, 07/02/07 (a)(b)(c)	500	500
DeKalb Cnty Pub Safety & Judicial Fac Auth
RB Series 2004
3.79%, 07/05/07 (a)(c)(d)	4,475	4,475
Fulton Cnty
Water & Sewer RB Series 2004
3.78%, 07/05/07 (a)(b)(c)(d)	4,600	4,600
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB (Third Indenture) Series 2007A
3.79%, 07/05/07 (a)(b)(c)(d)	6,100	6,100

See financial notes 47

Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Sales Tax Revenue CP BAN (Third Indenture) Series 2004A
3.70%, 08/24/07 (b)	30,200	30,200

		54,375

Hawaii 1.6%

Honolulu City & Cnty
Wastewater System RB (First Bond Resolution) Sr Series 2006A
3.78%, 07/05/07 (a)(b)(c)(d)	16,550	16,550
University of Hawaii
RB Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	14,145	14,145

		30,695

Illinois 7.0%

Chicago
GO Bonds
3.82%, 07/05/07 (a)(b)(c)(d)	8,440	8,440
Limited Tax Bonds Series 1998
3.79%, 07/05/07 (a)(b)(c)(d)	22,720	22,720
Community Unit SD #308
GO School Bonds Series 2007
3.79%, 07/04/07 (a)(b)(c)(d)	8,780	8,780
Illinois
GO Bonds Series 2006A
3.79%, 07/05/07 (a)(c)(d)	12,085	12,085
GO Refunding Bonds Series 2007B
3.80%, 07/05/07 (a)(c)(d)	9,995	9,995
Illinois Finance Auth
RB (Northwestern Univ) Series 2006
3.79%, 07/05/07 (a)(c)(d)	10,745	10,745
RB (Univ of Chicago) Series 2007
3.79%, 07/05/07 (a)(c)(d)	10,020	10,020
Illinois Toll Highway Auth
Sr Priority RB Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	15,000	15,000
Metropolitan Pier & Exposition Auth
RB Series 1998B
3.79%, 07/05/07 (a)(b)(c)(d)	1,680	1,680
Metropolitan Water Reclamation District of Greater Chicago
GO Bonds Series 2006
3.76%, 07/05/07 (a)(c)(d)	11,630	11,630
Regional Transportation Auth
GO Bonds Series 2004A
3.79%, 07/05/07 (a)(b)(c)(d)	7,994	7,994
St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994
3.75%, 07/05/07 (a)(b)	15,550	15,550

		134,639

Indiana 1.9%

Indiana Finance Auth
Highway RB
3.82%, 07/05/07 (a)(b)(c)(d)	9,120	9,120
Highway Refunding RB Series 2007A
3.79%, 07/05/07 (a)(b)(c)(d)	14,875	14,875
St. Joseph Cnty Hospital Auth
RB (Memorial Health Systems) Series 2007
3.79%, 07/05/07 (a)(c)(d)	12,600	12,600

		36,595

Kentucky 2.8%

Boyle Cnty
Hospital RB (Ephraim McDowell Health) Series 2006
3.74%, 07/05/07 (a)(b)	1,000	1,000
Kentucky Asset/Liability Commission
General Fund Project Notes Series 2007B
3.79%, 07/05/07 (a)(b)(c)(d)	5,000	5,000
General Fund TRAN Series 2007A
3.70%, 06/26/08	28,500	28,715
Project Notes (2005 General Fund) Second Series A1&A2
3.75%, 10/03/07 (c)	10,000	10,000
Louisville/Jefferson Cnty Metropolitan Government
Health System RB (Norton Healthcare) Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	9,260	9,260

		53,975

Louisiana 1.9%

Louisiana
Gas & Fuels Tax RB Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	6,980	6,980
GO Bonds Series 2006C
3.79%, 07/04/07 (a)(b)(c)(d)	2,270	2,270
GO Match Bonds Series 2006B
3.80%, 07/05/07 (a)(b)(c)(d)	1,030	1,030
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Univ of Louisiana-Monroe) Series 2004C
3.75%, 07/05/07 (a)(b)	10,000	10,000
Louisiana Public Facilities Auth
Refunding RB (Tulane Univ) Series 2007A1
3.78%, 07/05/07 (a)(b)(c)(d)	15,345	15,345

		35,625

Maryland 3.2%

Baltimore Cnty
RB (Catholic Health Initiatives) Series 2006A
3.79%, 07/05/07 (a)(c)(d)	8,730	8,730
Maryland
GO Capital Improvement Bonds
3.82%, 07/05/07 (a)(c)(d)	30,000	30,000
Maryland Health & Higher Educational Facilities Auth
Mortgage RB (Western Maryland Health System) Series 2006A
3.80%, 03/27/08 (a)(b)(c)(d)	14,790	14,790

48 See financial notes

Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Montgomery Cnty
Consolidated Public Improvement BAN Series 2006B
3.90%, 07/02/07 (a)(c)	8,700	8,700

		62,220

Massachusetts 3.3%

Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2006B
3.79%, 07/04/07 (a)(c)(d)	18,100	18,100
Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2007A
3.78%, 07/05/07 (a)(b)(c)(d)	20,000	20,000
Massachusetts Water Pollution Abatement Trust
Water Pollution Abatement Trust
3.81%, 07/05/07 (a)(c)(d)	5,205	5,205
Massachusetts Water Resources Auth
General RB
3.81%, 07/05/07 (a)(b)(c)(d)	13,000	13,000
Quincy
BAN
3.75%, 08/03/07	8,000	8,005

		64,310

Michigan 2.3%

Detroit
Sewage Disposal Refunding Sr Lien RB Series 2006D
3.77%, 07/05/07 (a)(b)(c)(d)	22,430	22,430
Water Supply Sr Lien RB Series 2005B
3.73%, 07/05/07 (a)(b)(c)	1,000	1,000
Water Supply Sr Lien RB Series 2006A
3.77%, 07/04/07 (a)(b)(c)(d)	4,990	4,990
Michigan State Building Auth
CP Notes Series 5
3.77%, 07/12/07 (b)	15,000	15,000

		43,420

Minnesota 0.2%

Minneapolis-St Paul Metropolitan Airports Commission
Sr Airport Refunding RB Series 2007A
3.79%, 07/05/07 (a)(b)(c)(d)	4,495	4,495

Missouri 0.6%

Hazelwood SD
GO Refunding & Improvement Bonds Series 2007A
3.79%, 07/04/07 (a)(b)(c)(d)	4,725	4,725
Missouri Highway & Transportation Commission
First Lien State Road Bonds Series 2006B
3.79%, 07/05/07 (a)(c)(d)	6,885	6,885

		11,610

Montana 1.5%

Forsyth
Pollution Control Refunding RB (NW Corp Colstrip) Series 2006
3.77%, 07/05/07 (a)(b)(c)(d)	27,990	27,990

Nebraska 1.7%

Central Plains Energy Project
Gas Project RB (Project #1)
3.84%, 07/05/07 (a)(c)(d)	10,000	10,000
Nebraska Public Power District
General RB Series 2006A
3.79%, 07/05/07 (a)(b)(c)(d)	17,495	17,495
Public Power General Agency
RB (Whelan Energy Center) Series 2007A
3.78%, 07/05/07 (a)(b)(c)(d)	4,995	4,995

		32,490

Nevada 3.1%

Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2
3.80%, 03/27/08 (a)(b)(c)(d)	16,000	16,000
GO (Limited Tax) Bank Bonds Series 2006
3.80%, 07/05/07 (a)(b)(c)(d)	4,000	4,000
Clark Cnty SD
GO (Limited Tax) Building Bonds Series 2001F
3.79%, 07/04/07 (a)(b)(c)(d)	9,875	9,875
Henderson
Health Facility RB (Catholic Healthcare West) Series 2007B
3.79%, 07/05/07 (a)(b)(c)(d)	10,000	10,000
Las Vegas Valley Water District
GO (Limited Tax) Water CP Series 2004 A&B
3.75%, 08/20/07 (c)	10,300	10,300
Truckee Meadows Water Auth
Water Refunding RB Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	9,305	9,305

		59,480

New Jersey 4.1%

Burlington Cnty
BAN Series 2006D
3.68%, 09/13/07	10,000	10,010
BAN Series 2007B
3.60%, 11/15/07	14,644	14,652
Cherry Hill
General & Sewer BAN Series 2006
3.57%, 10/23/07	5,826	5,833

See financial notes 49

Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2006R1
3.88%, 07/02/07 (a)(b)	19,000	19,000
School Facilities Construction Bonds Series 2006R3
3.85%, 07/02/07 (a)(b)	1,500	1,500
New Jersey Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds Series 2007
3.78%, 07/05/07 (a)(b)(c)(d)	1,600	1,600
Trenton
BAN
3.68%, 07/12/07	10,000	10,001
Woodbridge
BAN
3.79%, 07/06/07	13,000	13,001
3.80%, 07/06/07	3,000	3,000

		78,597

New York 4.0%

Long Island Power Auth
Electric System Subordinated RB Series 2001-1B
3.84%, 07/02/07 (a)(b)	3,300	3,300
Metropolitan Transportation Auth
RB Series 2005G1
3.92%, 07/02/07 (a)(b)	2,080	2,080
New York City
GO Bonds Fiscal 2006 Series I3
3.81%, 07/02/07 (a)(b)	5,500	5,500
New York City IDA
Pilot Bonds (Queens Baseball Stadium) Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	7,935	7,935
New York City Municipal Water Finance Auth
CP Notes Series One
3.74%, 09/07/07 (c)	17,540	17,540
RB Series 1995A
3.87%, 07/02/07 (a)(b)(c)	4,500	4,500
RB Series 2001 F1
3.81%, 07/02/07 (a)(c)	2,200	2,200
RB Series 2007A
3.77%, 07/05/07 (a)(c)(d)	10,000	10,000
Second General Resolution RB Series 2007 CC1
3.83%, 07/02/07 (a)(c)	3,500	3,500
Rochester
GO BAN Series 2006II
3.68%, 10/19/07	20,000	20,016

		76,571

North Carolina 1.0%

North Carolina
GO Bonds
3.80%, 07/05/07 (a)(c)(d)	10,000	10,000
North Carolina Capital Facilities Finance Agency
RB (Duke University) Series 2006A
3.79%, 07/05/07 (a)(c)(d)	9,250	9,250

		19,250

Ohio 0.7%

Cleveland
Airport System RB Series 2006A
3.77%, 07/05/07 (a)(b)(c)(d)	10,000	10,000
Ohio State Higher Educational Facility Commission
Facility RB (Univ of Dayton) Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	3,760	3,760

		13,760

Oklahoma 0.3%

Oklahoma Capital Improvement Auth
State Facilities RB (Higher Education) Series 2005F
3.79%, 07/04/07 (a)(b)(c)(d)	5,100	5,100

Pennsylvania 1.2%

Bethlehem Area SD
GO Bonds Series 2007A
3.75%, 09/01/07 (b)	5,310	5,321
Pennsylvania Public School Building Auth
School Lease RB (Philadelphia SD) Series 2006B
3.78%, 07/05/07 (a)(b)(c)(d)	5,000	5,000
Philadelphia
GO Bonds Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	13,630	13,630

		23,951

South Carolina 2.0%

Beaufort-Jasper Higher Education Commission
Student Housing RB (Univ of S C-Beaufort) Series 2005
3.75%, 07/05/07 (a)(b)	16,460	16,460
South Carolina
GO Research Univ Infrastructure Bonds Series 2005A
3.80%, 07/05/07 (a)(c)(d)	3,000	3,000
South Carolina Association of Governmental Organizations
Educational Facilities Corp Installment Purchase RB (Pickens Cnty SD) Series 2006
3.81%, 06/19/08 (a)(b)(c)(d)	3,990	3,990
South Carolina Public Service Auth
TECP
3.70%, 08/07/07 (c)	8,591	8,591
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	6,365	6,365

		38,406

50 See financial notes

Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Tennessee 3.7%

Knoxville
Wastewater System Revenue Improvement Bonds Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	5,495	5,495
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 2002
3.88%, 07/02/07 (a)(b)	2,400	2,400
Tennessee
GO TECP Series A
3.74%, 08/16/07	20,000	20,000
Tennessee Energy Acquisition Corp
Gas Project RB Series 2006C
3.79%, 07/05/07 (a)(c)(d)	20,000	20,000
Jr Gas Project RB Series 2006B
3.78%, 07/05/07 (a)(b)(c)(d)	22,540	22,540

		70,435

Texas 19.2%

Dallas
GO Bonds Series 2005
3.79%, 07/05/07 (a)(c)(d)	4,990	4,990
Water & Sewer Refunding RB Series 2007
3.79%, 07/05/07 (a)(b)(c)(d)	36,850	36,850
Waterworks & Sewer Refunding & Improvement RB Series 2006
3.78%, 07/05/07 (a)(b)(c)(d)	4,990	4,990
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007
3.79%, 07/05/07 (a)(b)(c)(d)	4,300	4,300
Dallas Independent SD
Unlimited Tax School Building Bonds Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	6,450	6,450
El Paso
GO Bonds
3.82%, 07/05/07 (a)(b)(c)(d)	5,480	5,480
Harris Cnty
Permanent Improvement Refunding Bonds Series 2006A & Unlimited Tax Road and Refunding Bonds Series 2006B
3.79%, 07/05/07 (a)(c)(d)	24,990	24,990
Toll Road Sr Lien Refunding RB Series 2007A
3.78%, 07/05/07 (a)(b)(c)(d)	9,600	9,600
Harris Cnty Flood Control Dist
Contract Tax TECP Series F
3.78%, 08/09/07 (b)	4,150	4,150
Houston Higher Education Financing Auth
RB (Rice University) Series 2007A&B
3.79%, 07/05/07 (a)(c)(d)	8,650	8,650
Katy ISD
Unlimited Tax Refunding Bonds Series 2007B & Limited Tax Refunding Bonds Series 2007C
3.79%, 07/05/07 (a)(b)(c)(d)	7,280	7,280
Lewisville ISD
Unlimited Tax School Building & Refunding Bonds Series 2007
3.80%, 07/05/07 (a)(b)(c)(d)	4,380	4,380
Lower Colorado River Auth
CP Series A
3.70%, 07/12/07 (c)	13,200	13,200
Matagorda County Navigation Dist #1
Pollution Control Refunding RB (AEP Texas Central Co) Series 2005
3.79%, 07/05/07 (a)(b)(c)(d)	12,000	12,000
North Texas Municipal Water District
RB Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	7,330	7,330
Northwest Independent SD
Unlimited School Building Bonds Series 2007
3.78%, 07/05/07 (a)(b)(c)(d)	7,635	7,635
Round Rock ISD
Unlimited Tax School Building Bonds Series 2007
3.79%, 07/05/07 (a)(b)(c)(d)	10,755	10,755
San Antonio
Combination Tax & Revenue COP Series 2006
3.77%, 07/05/07 (a)(c)(d)	4,445	4,445
Electric & Gas Systems Refunding & RB Series 2007
3.79%, 07/05/07 (a)(c)(d)	28,370	28,370
3.80%, 07/05/07 (a)(c)(d)	10,245	10,245
General Improvement & Refunding Bonds Series 2006, Combination Tax & Revenue COP Series 2006
3.80%, 07/05/07 (a)(c)(d)	3,165	3,165
Water System Refunding RB Series 2005
3.81%, 07/05/07 (a)(b)(c)(d)	7,580	7,580
San Antonio ISD
Unlimited Tax Refunding Bonds Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	4,500	4,500
Texas A&M University
Permanent University Fund Bonds Series 1998
3.79%, 07/05/07 (a)(c)(d)	5,980	5,980
Texas Department of Transportation
GO Mobility Fund Bonds Series 2005A
3.79%, 07/05/07 (a)(c)(d)	8,995	8,995
GO Mobility Fund Bonds Series 2006
3.79%, 07/05/07 (a)(c)(d)	8,035	8,035
GO Mobility Fund Bonds Series 2006 & 2006A
3.83%, 07/05/07 (a)(c)(d)	19,995	19,995

See financial notes 51

Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO Mobility Fund Bonds Series 2007
3.78%, 07/05/07 (a)(c)(d)	17,000	17,000
3.79%, 07/05/07 (a)(c)(d)	5,000	5,000
State Highway Fund First Tier RB Series 2006A
3.79%, 07/05/07 (a)(c)(d)	6,105	6,105
Texas Public Finance Auth
GO Refunding Bonds Series 2006A
3.79%, 07/05/07 (a)(c)(d)	9,730	9,730
Univ of Texas
Financing System RB Series 2006F
3.79%, 07/05/07 (a)(c)(d)	12,310	12,310
Permanent Univ Fund Notes Series A
3.82%, 07/10/07	9,000	9,000
3.75%, 08/08/07	20,000	20,000
Permanent Univ Fund Refunding Bonds Series 2006B
3.79%, 07/05/07 (a)(c)(d)	16,800	16,800

		370,285

Utah 0.5%

Riverton
Hospital RB (IHC Health Services) Series 2007A
3.79%, 07/05/07 (a)(c)(d)	10,000	10,000

Virginia 0.7%

Virginia College Building Auth
Educational Facilities RB (Public Higher Education Financing Program) Series 2006A
3.80%, 07/05/07 (a)(c)(d)	4,125	4,125
Winchester IDA
Hospital RB (Valley Health System) Series 2007
3.78%, 07/05/07 (a)(b)(c)(d)	10,000	10,000

		14,125

Washington 1.9%

Cascade Water Alliance
Water System RB Series 2006
3.79%, 07/05/07 (a)(b)(c)(d)	8,670	8,670
King Cnty
Sewer RB 2007
3.79%, 07/05/07 (a)(b)(c)(d)	17,325	17,325
Sewer Refunding RB Second Series 2006
3.80%, 07/05/07 (a)(b)(c)(d)	9,095	9,095
Washington State Housing Finance Commission
Non-Profit RB (Seattle Art Museum) Series 2005
3.87%, 07/02/07 (a)(b)	1,000	1,000

		36,090

Wisconsin 2.6%

Oak Creek-Franklin Joint SD
BAN
3.63%, 02/01/08	4,000	4,005
Wisconsin
RB Series 2005A
3.79%, 07/05/07 (a)(b)(c)(d)	7,565	7,565
Transportation RB Series 2007A
3.79%, 07/05/07 (a)(b)(c)(d)	8,060	8,060
Transportation Revenue CP Series 2006A
3.68%, 07/13/07 (c)	10,000	10,000
3.74%, 09/07/07 (c)	7,500	7,500
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health Sr Credit Group) Series 2006A
3.78%, 07/05/07 (a)(b)(c)(d)	13,605	13,605

		50,735

Total Municipal Securities (Cost $1,917,920)		1,917,920

End of Investments.

At 06/30/07, the tax basis cost of the fund’s investments was $1,917,920.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,428,575 or 74.2% of net assets.
BAN — Bond anticipation note
COP — Certificate of participation
GO — General obligation
HFA — Housing finance agency
IDA — Industrial development authority
RB — Revenue bond
TECP — Tax-exempt commercial paper
TRAN — Tax and revenue anticipation note

52 See financial notes

Schwab AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2007; unaudited. All numbers x 1,000 except NAV.

Assets
Investments, at cost and value		$1,917,920
Cash		4,777
Receivables:
Investments sold		5,714
Interest		16,081
Fund shares sold		14,412
Prepaid expenses	+	468

Total assets		1,959,372

Liabilities
Payables:
Investments bought		28,715
Investment adviser and administrator fees		37
Transfer agent and shareholder services fees		45
Fund shares redeemed		3,672
Distributions to shareholders	+	2,480

Total liabilities		34,949

Net Assets
Total assets		1,959,372
Total liabilities	−	34,949

Net assets		$1,924,423
Net Assets by Source
Capital received from investors		1,924,635
Net investment income not yet distributed		12
Net realized capital losses		(224)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$1,208,041		1,208,170		$1.00
Value Advantage Shares	$716,382		716,377		$1.00

See financial notes 53

Schwab AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2007 through June 30, 2007; unaudited. All numbers x 1,000.

Investment Income
Interest		$27,398

Net Realized Gains and Losses
Net realized gains on investments		39

Expenses
Investment adviser and administrator fees		2,515
Transfer agent and shareholder service fees:
Sweep Shares		1,943
Value Advantage Shares		406
Registration fees		181
Portfolio accounting fees		33
Shareholder reports		26
Professional fees		19
Custodian fees		15
Trustees’ fees		14
Other expenses	+	6

Total expenses		5,158
Expense reduction by adviser and Schwab	−	796
Custody credits	−	8

Net expenses		4,354

Increase in Net Assets from Operations
Total investment income		27,398
Net expenses	−	4,354

Net investment income		23,044
Net realized gains	+	39

Increase in net assets from operations		$23,083

54 See financial notes

Schwab AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

Operations

		1/1/07-6/30/07	1/1/06-12/31/06
Net investment income		$23,044	$31,616
Net realized gains	+	39	48

Increase in net assets from operations		23,083	31,664

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		16,981	31,422
Value Advantage Shares	+	6,063	194

Total distributions from net investment income		23,044	31,616

Transactions in Fund Shares*
Shares Sold
Sweep Shares		3,336,865	5,393,721
Value Advantage Shares	+	966,154	101,632

Total shares sold		4,303,019	5,495,353

Shares Reinvested
Sweep Shares		15,107	30,578
Value Advantage Shares	+	4,540	167

Total shares reinvested		19,647	30,745

Shares Redeemed
Sweep Shares		(3,189,418)	(6,351,764)
Value Advantage Shares	+	(338,795)	(17,321)

Total shares redeemed		(3,528,213)	(6,369,085)

Net transactions in fund shares		794,453	(842,987)

Net Assets
Beginning of period		1,129,931	1,972,870
Total increase or decrease	+	794,492	(842,939)

End of period		$1,924,423	$1,129,931

Net investment income not yet distributed		$12	$12

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 55

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited

1. Business Structure of the Funds:

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund are a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts Municipal Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves

The Schwab Municipal Money Fund offers four share classes: Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares. The Schwab AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with the principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios at amortized cost, which approximates market value.

(b) Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the funds buy a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The funds then increase (in the case of discounts) or reduce (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the funds amortize the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

56

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(f) Distributions to Shareholders:

The funds declare dividends every day they open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with its vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. As of June 30, 2007, management has reviewed the tax positions for the open years (December 31, 2003 through December 31, 2006), evaluated the implications of FIN 48 and determined that there is no impact to the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the funds’ financial statement disclosures.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and

 57

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Municipal	AMT Tax-Free
Average daily net assets	Money Fund	Money Fund

First $1 billion	0.35%	0.35%
Over $1 billion	0.32%	0.32%
Over $10 billion	0.30%	0.30%
Over $20 billion	0.27%	0.27%
Over $40 billion	0.25%	0.25%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.15%	0.20%
Value Advantage Shares	0.05%	0.17%
Select Shares*	0.05%	0.17%
Institutional Shares*	0.05%	0.17%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through April 29, 2009 for Select Shares and Institutional Shares, and for so long as CSIM is adviser to the applicable fund for Sweep Shares and Value Advantage Shares as follows:

	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Sweep Shares	0.63% **	0.63% **
Value Advantage Shares	0.45%	0.45%
Select Shares*	0.35%	n/a
Institutional Shares*	0.24%	n/a

*	Select Shares and Institutional Shares are only offered by the Municipal Money Fund.
**	Prior to April 30, 2007 the expense limit for Sweep Shares was 0.64%.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2007, the fund’s total security transactions with other Schwab Funds were as follow:

Schwab Municipal Money Fund	$1,721,585
Schwab AMT Tax-Free Money Fund	$591,555

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the funds during the period.

Trustees

The board of trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in

58

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):

compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as disclosed in the fund’s Statement of Operations.

4. Borrowings from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period.

5.	Federal Income Taxes:
(All dollars amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2006, the following funds had capital loss carry forwards expiring in:

	Municipal	AMT Tax-Free
Expire	Money Fund	Money Fund

2007	$106	—
2008	873	—
2009	—	—
2010	—	—
2011	241	—
2012	1,479	32
2013	652	231

Total	$3,351	$263

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2006, the funds had no deferred capital losses and the capital losses utilized to offset capital gains were as follows:

	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Capital losses utilized	$669	$48

 59

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2007, and June 5, 2007, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 5, 2007. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating

60

the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, (iii)  reductions of administrative “sweep” fees paid to Schwab in connection with money market fund shares that are used for automatic investment of cash held in customer brokerage accounts, and (iv) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information as of June 30, 2007, about the trustees and officers for The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of June 30, 2007, the Fund Complex included 72 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	72	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	61	None.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	72	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	61	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	61	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	61	None.

62

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	61	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of	Principal Occupations	Fund Complex
office, and length of	During the Past Five	Overseen by
Time Served )	Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officers and Director, Schwab Holdings Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	61	None

Randall W. Merk[2] 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co. Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Management and Director, American Century Companies, Inc.	72	None.

 63

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2004.)	President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & co., Inc.; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, President Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; President Mutual Fund Division, UST Advisors, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc. Excelsior tax-Exempt Funds, Inc. and Excelsior Funds Trust, Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co. Inc., Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

64

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 65

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset-backed securities Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

bond anticipation notes Obligations sold by a municipality on an interim basis in anticipation of the municipality’s issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all dividends were reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount returned to the bondholder.

money market securities High-quality, short-term debt securities that may be issued by entities such as the U.S. government,

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES	Adjustable convertible extendable security
BAN	Bond anticipation note
COP	Certificate of participation
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TECP	Tax-exempt commercial paper
TRAN	Tax and revenue anticipation note
VRD	Variable-rate demand

66

corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, bankers acceptances, notes and time deposits.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 67

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Short/Intermediate Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Short/Intermediate Tax-Free Bond Fundtm
Schwab California Long-Term Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR25720-05

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) The Charles Schwab Family of Funds

By:	/s/ Randall W. Merk
Randall W. Merk
President and Chief Executive Officer

Date: August 14, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
President and Chief Executive Officer

Date: August 14, 2007

By:	/s/ George Pereira
George Pereira
Treasurer and Principal Financial Officer

Date: August 8, 2007